As filed with the Securities and Exchange Commission on April 27, 2011
Commission File Nos.  333-118370
811-08401

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 20	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 192	[X]

JNLNY SEPARATE ACCOUNT I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq., Senior Vice President, Secretary and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Frank J. Julian, Esq., Associate General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 29, 2011 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

SEC 2125 (7-09)

PERSPECTIVE ADVISORS IISM

FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

Issued by

Jackson National Life Insurance Company of New York® through

JNLNY Separate Account I

The date of this prospectus is May 1, 2011 , which states the information about the Separate Account, the Contract, and Jackson National Life Insurance Company of New York (“Jackson of NY®”) you should know before investing.   This prospectus is a disclosure document and describes all of the Contract’s material features, benefits, rights, and obligations.  The description of the Contract’s material provisions in this prospectus is current as of the date of this prospectus.  If certain material provisions under the Contract are changed after the date of this prospectus, in accordance with the Contract, those changes will be described in a supplemented prospectus.  You should carefully read this prospectus in conjunction with any applicable supplements.    It is important that you also read the Contract and endorsements, which may reflect additional non-material state variations or other non-material variations.   This information is meant to help you decide if the Contract will meet your needs.  Please carefully read this prospectus and any related documents and keep everything together for future reference.  Additional information about the Separate Account can be found in the statement of additional information (“SAI”) dated May 1, 2011 that is available upon request without charge.  To obtain a copy, contact us at our:

Jackson of NY Service Center
P.O. Box 30313
Lansing, Michigan 48909-7813
1-800-599-5651
www.jackson.com

This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features.  Broker-dealers selling the Contracts may limit the availability of an optional feature.  Ask your representative about what optional features are or are not offered.  If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability.  In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected.  We reserve the right to limit the number of Contracts that you may purchase.  We also reserve the right to refuse any premium payment.  Some optional features, including certain living benefits and death benefits, contain withdrawal restrictions that, if exceeded, may have a significant negative impact on the value of the feature and may cause the feature to prematurely terminate.  Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges.

The SAI is incorporated by reference into this prospectus, and its table of contents begins on page 248 .  The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission (“SEC”) about this securities offering.  The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.

Jackson is relying on SEC Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.

Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus disclosure.  It is a criminal offense to represent otherwise.  We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state where this is not permitted.

• Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit • Not insured by any federal agency

The Contract makes available for allocation fixed and variable investment options.  The variable options are Investment Divisions of the Separate Account, each of which invests in one of the following Funds – all class A shares (the “Funds”):

JNL Series Trust
JNL Institutional Alt 20 Fund
JNL Institutional Alt 35 Fund
JNL Institutional Alt 50 Fund
JNL Institutional Alt 65 Fund
JNL/American Funds® Blue Chip Income and Growth Fund
JNL/American Funds Global Bond Fund
JNL/American Funds Global Small Capitalization Fund
JNL/American Funds Growth-Income Fund
JNL/American Funds International Fund
JNL/American Funds New World Fund
JNL/BlackRock Commodity Securities Fund
JNL/BlackRock Global Allocation Fund*
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Invesco Global Real Estate Fund
JNL/Invesco International Growth Fund
JNL/Invesco Large Cap Growth Fund
JNL/Invesco Small Cap Growth Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management 10 x 10 Fund
JNL/Mellon Capital Management Index 5 Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund

JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund
JNL/WMC Balanced Fund (formerly, JNL/Select Balanced Fund) JNL/WMC Money Market Fund (formerly, JNL/Select Money Market Fund) JNL/WMC Value Fund (formerly, JNL/Select Value Fund)
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Total Yield Fund
JNL/S&P 4 Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund

JNL Variable Fund LLC
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

*The Investment Division that invests in the JNL/BlackRock Global Allocation Fund currently is not accepting any additional allocations or transfers.  Please see “Investment Divisions” on page 21 for more information.

Underscored are the Funds that are newly available, recently underwent name changes, or were subject to a merger, as may be explained in the accompanying parenthetical.  The Funds are not the same mutual funds that you would buy through your stockbroker or a retail mutual fund.  The prospectuses for the Funds are attached to this prospectus.

TABLE OF CONTENTS
GLOSSARY	1

KEY FACTS	2

FEES AND EXPENSES TABLES	3
Owner Transaction Expenses	3
Periodic Expenses	4
Total Annual Fund Operating Expenses	13

EXAMPLE	19

CONDENSED FINANCIAL INFORMATION	20

THE ANNUITY CONTRACT	20

JACKSON OF NY	21

THE FIXED ACCOUNT	21

THE SEPARATE ACCOUNT	21

INVESTMENT DIVISIONS	21
JNL Series Trust	22
JNL Variable Fund LLC	32
Voting Privileges	34
Substitution	34

CONTRACT CHARGES	34
Mortality and Expense Risk Charges	35
Annual Contract Maintenance Charge	35
Administration Charge	35
Transfer Charge	35
Contract Enhancement Charge	35
Contract Enhancement Recapture Charge	35
FutureGuard Guaranteed Minimum Income Benefit Charge	36
FutureGuard 6 Guaranteed Minimum Income Benefit Charge	37
7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”) Charge	37
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”) Charge	38
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge	38
6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”) Charge	39
5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”) Charge	40
5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”) Charge	40
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”) Charge	41
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus”) Charge	43
Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”) Charge	43
Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up (“LifeGuard Protector Plus With Joint Option”) Charge	44
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”) Charge	45
Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”) Charge	45

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”) Charge	46
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”) Charge	46
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”) Charge	47
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”) Charge	48
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge	48
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net with Joint Option”) Charge	49
5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”) Charge	49
4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”) Charge	50
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge.	51
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge.	52
Optional Death Benefit – Highest Anniversary Value Death Benefit Charge	53
Optional Death Benefit – LifeGuard Freedom DB Charge	53
Optional Death Benefit – LifeGuard Freedom 6 DB Charge	53
Optional Death Benefit – LifeGuard Freedom Flex DB Charge	54
Other Expenses	54
Premium Taxes	54
Income Taxes	54

DISTRIBUTION OF CONTRACTS	54

PURCHASES	56
Minimum Initial Premium	56
Minimum Additional Premiums	56
Maximum Premiums	56
Allocations of Premium	56
Optional Contract Enhancement	58
Accumulation Units	58

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS	59
Restrictions on Transfers: Market Timing	59

TELEPHONE AND INTERNET TRANSACTIONS	60
The Basics	60
What You Can Do and How	60
What You Can Do and When	60
How to Cancel a Transaction	60
Our Procedures	60

ACCESS TO YOUR MONEY	61
Guaranteed Minimum Withdrawal Benefit Considerations	61
Guaranteed Minimum Withdrawal Benefit Important Special Considerations	62
7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”)	62
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”)	66
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”)	72
6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”)	77
5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”)	81
5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”)	85
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”)	91
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus”)	98
Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”)	104
Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus With Joint Option”)	110
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”)	117
Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”)	124
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”)	131
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”)	141
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”)	152
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”)	160

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”)	169
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net with Joint Option”)	181
5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”)	193
4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”)	199
Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups, and Guaranteed Death Benefit (“LifeGuard Freedom Flex GMWB” and “LifeGuard Freedom Flex with Joint Option GMWB”).	204
LifeGuard Freedom Flex GMWB	206
LifeGuard Freedom Flex with Joint Option GMWB	217
Systematic Withdrawal Program	204
Suspension of Withdrawals or Transfers	228

INCOME PAYMENTS (THE INCOME PHASE)	228
Variable Income Payments	229
Income Options	229
FutureGuard Guaranteed Minimum Income Benefit	230
FutureGuard 6 Guaranteed Minimum Income Benefit	232

DEATH BENEFIT	234
Basic Death Benefit	235
Optional Death Benefits	235
Highest Anniversary Value Death Benefit	235
LifeGuard Freedom DB	236
LifeGuard Freedom 6 DB	238
LifeGuard Freedom Flex DB	239
Payout Options	241
Pre-Selected Payout Options	241
Special Spousal Continuation Option	241
Death of Owner On or After the Income Date	241
Death of Annuitant	242

TAXES	242
Contract Owner Taxation	242
Tax-Qualified and Non-Qualified Contracts	242
Non-Qualified Contracts – General Taxation	242
Non-Qualified Contracts – Aggregation of Contracts	242
Non-Qualified Contracts – Withdrawals and Income Payments	242
Non-Qualified Contracts – Required Distributions	243
Tax-Qualified Contracts – Withdrawals and Income Payments	243
Withdrawals – Tax-Sheltered Annuities	243
Withdrawals – Roth IRAs	243
Constructive Withdrawals – Investment Adviser Fees	243
Extension of Latest Income Date	244
Death Benefits	244
Assignment	244
Diversification	244
Owner Control	244
Withholding	244
Jackson of NY Taxation	245

OTHER INFORMATION	245
Dollar Cost Averaging	245
Earnings Sweep	245
Rebalancing	245
Free Look	245
Advertising	245
Modification of Your Contract	246
Confirmation of Transactions	246
Legal Proceedings	246

PRIVACY POLICY	246
Collection of Nonpublic Personal Information	246
Disclosure of Current and Former Customer Nonpublic Personal Information	246

GLOSSARY

These terms are capitalized when used throughout this prospectus because they have special meaning.  In reading this prospectus, please refer back to this glossary if you have any questions about these terms.

Accumulation Unit – a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

Annuitant – the natural person on whose life annuity payments for this Contract are based.  The Contract allows for the naming of joint Annuitants.  Any reference to the Annuitant includes any joint Annuitant.

Annuity Unit – a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

Beneficiary – the natural person or legal entity designated to receive any Contract benefits upon the Owner's death.  The Contract allows for the naming of multiple Beneficiaries.

Completed Year – the succeeding twelve months from the date on which we receive a premium payment.  Completed Years specify the years from the date of receipt of the premium and does not refer to Contract Years.  If the premium receipt date is on the Issue Date of the Contract then Completed Year 0-1 does not include the first Contract Anniversary.  The first Contract Anniversary begins Completed Year 1-2 and each successive Completed Year begins with the Contract Anniversary of the preceding Contract Year and ends the day before the next Contract Anniversary.

If the premium receipt date is other than the Issue Date or a subsequent Contract Anniversary, there is no correlation of the Contract Anniversary date and Completed Years.  For example, if the Issue Date is January 15, 2011 and a premium payment is received on February 28, 2011 then, although the first Contract Anniversary is January 15, 2012 , Completed Year 0-1 for that premium payment would begin on February 28, 2011 and end on February 27, 2012 .   Completed Year 1-2 for that premium payment would begin on February 28, 2012 .

Contract – the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

Contract Anniversary – each one-year anniversary of the Contract's Issue Date.

Contract Enhancement – a credit that we will make to your Contract Value at the end of any business day in the first five Contract Years during which we receive a premium payment.  The Contract Enhancement endorsement available is the 2% Contract Enhancement endorsement.   The actual Contract Enhancement percentage applied to the premium payment varies, depending upon the Contract Year in which you make your payment.

Contract Month – the period of time between consecutive monthly anniversaries of the Issue Date.

Contract Quarterly Anniversary – each three-month anniversary of the Contract's Issue Date.

Contract Value – the sum of your allocations between the Contract's Fixed Account and Investment Divisions.

Contract Year – the succeeding twelve months from a Contract's Issue Date and every anniversary.  The first Contract Year (Contract Year 0-1) starts on the Contract's Issue Date and extends to, but does not include, the first Contract Anniversary.  Subsequent Contract Years start on an anniversary date and extend to, but do not include, the next anniversary date.

For example, if the Issue Date is January 15, 2011 , then the end of Contract Year 0-1 would be January 14, 2012 , and January 15, 2012 , which is the first Contract Anniversary, begins Contract Year 1-2.

Fixed Account – part of our General Account to which the premium you allocate is guaranteed to earn a stated rate of return over the specified period.

General Account – the General Account includes all our assets, including any Contract Value you allocate to the Fixed Account, which are available to our creditors.

Good Order – when our administrative requirements are met for any requested action or change, including that we have received sufficient supporting documentation.

Income Date – the date on which you begin receiving annuity payments that is at least 13 months from the Issue Date.

Issue Date – the date your Contract is issued.

Investment Division – one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available Fund.  The Investment Divisions are called variable because the return on investment is not guaranteed.

Jackson of NY, JNLNY, we, our, or us – Jackson National Life Insurance Company of New York.  (We do not capitalize “we,” “our,” or “us” in the prospectus.)

Owner, you or your – the natural person or legal entity entitled to exercise all rights and privileges under the Contract.  Usually, but not always, the Owner is the Annuitant.  The Contract allows for the naming of joint Owners.  (We do not capitalize “you” or “your” in the prospectus.)  Any reference to the Owner includes any joint Owner.

Separate Account – JNLNY Separate Account I.  The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

KEY FACTS

The immediately following two sections briefly introduce the Contract (and its benefits and features) and its costs; however, please carefully read the whole prospectus and any related documents before purchasing the Contract to be sure that it will meet your needs.

Allocation Options
The Contract makes available a Fixed Account and Investment Divisions for allocation of your premium payments and Contract Value.  Allocations to the Fixed Account may remain for six months, and we require equal monthly transfers to the Investment Divisions during the time.  For more information about the Fixed Account, please see “THE FIXED ACCOUNT” beginning on page 21 .  For more information about the Investment Divisions, please see “INVESTMENT DIVISIONS” beginning on page 21 .

Investment Purpose
The Contract is intended to help you save for retirement or another long-term investment purpose.  The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan.  Qualified plans confer their own tax deferral.  For more information, please see “TAXES” beginning on page 242 .

Free Look
If you change your mind about having purchased the Contract, you may return it without penalty.  There are conditions and limitations, including time limitations.  For more information, please see “FREE LOOK” beginning on page 245 .

Purchases
There are minimum and maximum premium requirements.  You may elect to receive a credit to your Contract Value at the end of any business day in the first five Contract Years during which we receive a premium payment, subject to fees, conditions and limitations.  For more information, please see “PURCHASES” beginning on page 56 .

Withdrawals
Before the Income Date, there are a number of ways to access your Contract Value, sometimes subject to a charge, particularly during the early Contract Years.  There are also a number of optional withdrawal benefits available.  For more information, please see “ACCESS TO YOUR MONEY” beginning on page 61 .

Income Payments	There are a number of income options available, including an optional, guaranteed minimum income benefit. For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 228 .

Death Benefit
The Contract has a death benefit that becomes payable if you die before the Income Date.  Optional death benefits are also available.  For more information, please see “DEATH BENEFIT” beginning on page 234 .

FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and surrendering the Contract.  The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, surrender the Contract or transfer cash value between investment options.

Owner Transaction Expenses

Sales Load	None

Maximum Contract Enhancement Recapture Charge 1
Percentage of the corresponding first year premiums withdrawn with a Contract Enhancement	2%

Maximum Premium Taxes 2
Percentage of each premium	2%

Transfer Charge 3
Per transfer after 15 in a Contract Year	$25

Expedited Delivery Charge 4	$22.50

1
Contract Enhancements (C.E.) are subject to recapture charges in addition to asset-based charges for specified periods.  If you select an optional Contract Enhancement, there is a recapture charge on withdrawals when: the Contract is returned during the free look period; withdrawals exceed the required minimum distribution of the Internal Revenue Code; and there is a total withdrawal.  The percentage amount of the recapture charge depends upon (i) the corresponding declining amount of the Contract Enhancement based on the Contract Year when the premium payment being withdrawn was received and (ii) when the charge is imposed based on the Completed Years since the receipt of the related premium.  The percentage amounts of the recapture charges are as follows:

Contract Enhancement Recapture Charge (as a percentage of the corresponding premium payment withdrawn if an optional Contract Enhancement is selected)

2% Contract Enhancement

Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	2%	2%	1.25%	1.25%	0.50%	0%	0%	0%
1-2	2%	1.25%	1.25%	0.50%	0%	0%	0%	0%
2-3	1.25%	1.25%	0.50%	0%	0%	0%	0%	0%
3-4	1.25%	0.50%	0%	0%	0%	0%	0%	0%
4-5	0.50%	0%	0%	0%	0%	0%	0%	0%
5-6	0%	0%	0%	0%	0%	0%	0%	0%
6-7	0%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

For Contracts purchased before May 1, 2010

Contract Enhancement Recapture Charge (as a percentage of the corresponding first year premium payment withdrawn if an optional Contract Enhancement is selected)

	Completed Years Since Receipt Of Premium -
	0-1	1-2	2-3	3-4	4-5	5+
2% C.E.	2%	2%	1.25%	1.25%	0.5%	0

Please note that if you return your Contract during the free look period, the entire amount of any Contract Enhancement will be recaptured.

For more information about recapture charges, please see “Contract Enhancement Recapture Charge” under “Contract Charges”, beginning on page 35 .

2	Currently, premium taxes do not apply.
3	We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing and automatic transfers from the Fixed Account.
4	For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

The next table (and footnotes) describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

Periodic Expenses

Base Contract

Annual Contract Maintenance Charge 5	$30

Separate Account Annual Expenses
Annual percentage of average daily account value of Investment Divisions	1.70%

Mortality And Expense Risk Charge 6
Annual percentage of average daily account value of Investment Divisions 1.55%

Administration Charge
Annual percentage of average daily account value of Investment Divisions 0.15%

Total Separate Account Annual Expenses for Base Contract	1.70%

Optional Endorsements - A variety of optional endorsements to the Contract are available.   The optional endorsements listed below include endorsements and applicable charges for endorsements that were previously sold but are no longer available to be added to a new Contract.   Please see the footnotes for additional information on the various optional endorsement charges.

The following optional endorsement charges are based on average daily net asset value. You may select one from each grouping below7:

2% Contract Enhancement Maximum Annual Charge 8	0.395%

The following optional death benefit endorsement charges are based on either average daily net asset value or on a benefit base and are indicated as such.  Please see the footnotes for additional information on the various optional death benefit endorsement charges.  You may select one of the available benefits listed below7:

Average Daily Net Asset Value Based Charges
Highest Anniversary Value Death Benefit Maximum Annual Charge 9		0.40%

Benefit Based Charges
LifeGuard Freedom DBSM Maximum Annual Charge (no longer offered as of September 28, 2009) 10		0.60%
LifeGuard Freedom 6 DBSM Maximum Annual Charge (no longer offered as of October 11, 2010) (only available if the LifeGuard Freedom 6 GMWB is also selected) 11		0.60%
LifeGuard Freedom Flex DBSM Maximum Annual Charge (only available with a specified combination of Options for the LifeGuard Freedom Flex GMWB) 12		0.72%

The following optional endorsement charges are benefit based.  Please see the footnotes for additional information on the various optional endorsement charges.  You may select one of the available benefits listed below7:

Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge (no longer offered as of October 6, 2008)(“FutureGuardSM”) 13		0.60%
GMIB Maximum Annual Charge (“FutureGuard 6SM”)(no longer offered as of April 6, 2009) 14		0.90%
7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge (no longer offered as of March 31, 2008)(“SafeGuard 7 PlusSM”) 15		0.75%
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Maximum Annual Charge (“SafeGuard MaxSM”) 16		1.20%
5% GMWB With Annual Step-Up Maximum Annual Charge (“AutoGuard 5SM,” formerly “AutoGuard®”) 17		1.74%
6% GMWB With Annual Step-Up Maximum Annual Charge (“AutoGuard 6SM”) 18		2.04%
5% GMWB Without Step-Up Maximum Annual Charge (no longer offered as of October 6, 2008) (“MarketGuard 5®”) 19		0.51%
5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007)(“LifeGuard ProtectorSM”) 20		1.47%

5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard AdvantageSM,” formerly “LifeGuard Protector AdvantageSM”) 21	1.50%
5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007)(“LifeGuard Protector PlusSM”) 22	1.47%
Joint 5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007)(“LifeGuard Protector with Joint Option”) 23	1.62%
Joint 5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007)(“LifeGuard Protector Plus with Joint Option”) 24	1.71%
For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard AscentSM”) 25	1.50%
Joint For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard Ascent With Joint Option”) 26	1.71%
For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of September 28, 2009)(“LifeGuard FreedomSM GMWB”) 27	1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of September 28, 2009)(“LifeGuard Freedom GMWB With Joint Option”) 28	1.86%
For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of October 11, 2010) (“LifeGuard Freedom 6SM GMWB”) 29	1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of October 11, 2010) (“LifeGuard Freedom 6 GMWB With Joint Option”) 30	1.86%
For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net”) 31	2.10%
Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net With Joint Option”) 32	3.00%
5% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006)(“LifeGuard 5®“) 33	1.32%
4% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006)(“LifeGuard 4®“) 34	0.87%
For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex GMWB”) 35	2.64%
Joint For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex With Joint Option GMWB”) 36	3.00%

5
This charge is waived on Contract Value of $50,000 or more.  This charge is deducted proportionally either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

6	This charge is 1.50% on Contracts purchased before September 28, 2009.
7
Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled.  You may not select both the Guaranteed Minimum Income Benefit and any Guaranteed Minimum Withdrawal Benefit.

8
This charge lasts for the first five Contract Years.  While this charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions, this charge will also be assessed against any amounts allocated to the Fixed Account by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals).  For more information, please see “Contract Enhancement Charge” under “Contract Charges”, beginning on page 35 .

9	The current charge is 0.25%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.
10
The LifeGuard Freedom DB is only available in conjunction with the purchase of the LifeGuard Freedom GMWB.  The current and maximum charge for the LifeGuard Freedom DB is 0.05% of the GMWB Death Benefit each Contract Month (0.60% annually).  The charge for LifeGuard Freedom DB is in addition to the charge for the LifeGuard Freedom GMWB.

The GMWB Death Benefit is equal to the LifeGuard Freedom GWB (see footnote 26 below).  If you select the LifeGuard Freedom GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the LifeGuard Freedom GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

For more information about the charge for the LifeGuard Freedom DB, please see “Optional Death Benefit - LifeGuard Freedom DB Charge” on page 53 .  For more information about how this optional death benefit endorsement works, please see “LifeGuard Freedom DB” under “Optional Death Benefits”, beginning on page 236 .  For more information about how the LifeGuard Freedom GMWB works, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 131 .

11
The LifeGuard Freedom 6 DB is only available in conjunction with the purchase of the LifeGuard Freedom 6 GMWB.  The current and maximum charge for the LifeGuard Freedom 6 DB is 0.05% of the GMWB Death Benefit each Contract Month (0.60% annually).  The charge for LifeGuard Freedom 6 DB is in addition to the charge for the LifeGuard Freedom 6 GMWB.

The GMWB Death Benefit is equal to the LifeGuard Freedom 6 GWB (see footnote 28 below).  If you select the LifeGuard Freedom 6 GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the LifeGuard Freedom 6 GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

For more information about the charge for the LifeGuard Freedom 6 DB, please see “LifeGuard Freedom 6 DB” under “Death Benefit Charges”, beginning on page 53 .  For more information about how the LifeGuard Freedom 6 DB works, please see “LifeGuard Freedom 6 DB” under “Optional Death Benefits”, beginning on page 238 .  For more information about how the LifeGuard Freedom 6 GMWB works, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 152 .

12
The LifeGuard Freedom Flex DB is only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options).  The current and maximum charge for the LifeGuard Freedom Flex DB is 0.06% of the GMWB Death Benefit each Contract Month (0.72% annually).  The charge for LifeGuard Freedom Flex DB is in addition to the charge for the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options).

If you select the LifeGuard Freedom Flex DB when you purchase your Contract, the initial GMWB Death Benefit is generally your initial premium payment, net of premium taxes, plus any Contract Enhancement.

For more information about the charge for the LifeGuard Freedom Flex DB, please see “Optional Death Benefit - LifeGuard Freedom Flex DB Charge” under “Contact Charges”, beginning on page 54 .  For more information about how the LifeGuard Freedom Flex DB works, please see “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 239 .  For more information about how the LifeGuard Freedom Flex GMWB works, please see “LifeGuard Freedom Flex GMWB” beginning on page 206 .

13
The charge for FutureGuard is expressed as an annual percentage of the GMIB Benefit Base.  The GMIB Benefit Base for FutureGuard is the greater of (a) or (b), where:

(a) Generally equals all premiums you have paid, subject to certain adjustments, compounded at an annual interest rate of 5% until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB; and

(b) Generally equals the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday, subject to certain adjustments after that Contract Anniversary.

For more information about how the endorsement works, including more details regarding the GMIB Benefit Base, please see “FutureGuard Guaranteed Minimum Income Benefit” beginning on page 230 .

For Contracts with this GMIB purchased on and after January 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).

For Contracts with this GMIB purchased from January 10, 2005 through January 16, 2006 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  For more information about the charge for this endorsement, please see “Guaranteed Minimum Income Benefit Charge” beginning on page 36 .

14
The current and maximum charge is 0.075% of the GMIB Benefit Base each Contract Month (0.90% annually).  The GMIB Benefit Base for FutureGuard 6 is the greater of (a) or (b), where:

(a) Generally equals the Step-Up Value on the most recent Step-Up Date, subject to certain adjustments after the most recent Step-Up Date, compounded at an annual interest rate of 6% until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB; and

(b) Generally equals the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday, subject to certain adjustments after that Contract Anniversary.

At issue, the Step-Up Date is the Issue Date, and the Step-Up Value is generally equal to the initial premium paid plus any Contract Enhancement credited.  After issue, the Step-Up Date is the Contract Anniversary on which the Owner elects to step up to the Contract Value, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.

We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.  For more information about the charge for this endorsement, please see “FutureGuard 6 Guaranteed Minimum Income Benefit Charge” beginning on page 37 .  For more information about how the endorsement works, including more details regarding the GMIB Benefit Base, please see “FutureGuard 6 Guaranteed Minimum Income Benefit” beginning on page 232 .

15
0.75% is the maximum annual charge of the Guaranteed Withdrawal Balance (GWB) when this endorsement is added to a Contract on and after January 17, 2006, which charge is payable monthly.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

The charge is expressed as an annual percentage and depends on:

●	When the endorsement is added to the Contract.
●	The endorsement's availability – on and after, or before January 17, 2006.
●	The basis for deduction – a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).
●	The frequency of deduction – monthly or daily.

The below tables have the maximum and current charges.

For Contracts to which this endorsement was added on and after January 17, 2006 (subject to availability), you pay the applicable percentage of the GWB each Contract Month.  We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted over each applicable Investment Division.

For Contracts to which this endorsement was added before January 17, 2006, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

7% GMWB
Endorsement's Availability	On and after January 17, 2006	Before January 17, 2006
Maximum Annual Charge	0.75%	0.70%
Current Annual Charge	0.42%	0.40%
Charge Basis	GWB	Investment Divisions
Charge Frequency	Monthly	Daily

For more information about the charge for this endorsement, please see “7% Guaranteed Minimum Withdrawal Benefit Charge” beginning on page 37 .  For more information about how the endorsement works, including more details regarding the GWB, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 62 .

16

For Contracts to which this endorsement was added on or after May 1, 2010, the current charge is 0.05% (0.60% annually) of the GWB, subject to a maximum annual charge of 1.20% as used in the Table.  For Contracts to which this endorsement was added before May 1, 2010, the current charge is 0.0375% (0.45% annually) of the GWB, subject to a maximum annual charge of 0.81%.  We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a step-up – subject to the applicable maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB was elected after the issue date (which is no longer an option on or after May 1, 2010), the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 66.

17

1.74% is the maximum annual charge of the 5% GMWB With Annual Step-Up, which charge is payable monthly.  The below tables have the maximum and current charges.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the initial GWB is generally your initial premium payment, net of taxes, plus (for GMWBs issued on or after May 1, 2011) any Contract Enhancement.  If the GMWB is elected after the issue date, subject to availability, the initial GWB is generally your Contract Value less (for GMWBs issued before May 1, 2011) any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.

We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted over each applicable Investment Division of the Separate Account.

5% GMWB With Annual Step-Up
Annual Charge	Maximum	Current
For endorsements purchased on or after May 1, 2011	1.74%	0.87%
For endorsements purchased before May 1, 2011	1.47%	0.66%
Charge Basis	GWB
Charge Frequency	Monthly	Monthly

We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued, subject to availability; for GMWBs issued before May 1, 2011, with a step-up that you request (not on step-ups that are automatic); or for GMWBs issued on or after May 1, 2011, upon any step-up on or after the second Contract Anniversary, subject to the applicable maximum annual charge.

For more information about the charge for this endorsement , please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 38.  For more information about how the endorsement works, please see  “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 72.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

18

2.04% is the maximum annual charge of the 6% GMWB With Annual Step-Up, which charge is payable monthly.  The below tables have the maximum and current charges.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the initial GWB is generally your initial premium payment, net of taxes, plus (for GMWBs issued on or after May 1, 2011) any Contract Enhancement.  If the GMWB is elected after the issue date, subject to availability, the initial GWB is generally your Contract Value less (for GMWBs issued before May 1, 2011) any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.

We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted over each applicable Investment Division of the Separate Account.

6% GMWB With Annual Step-Up
Annual Charge	Maximum	Current
For endorsements purchased on or after May 1, 2011	2.04%	1.02%
For endorsements purchased before May 1, 2011	1.62%	0.87%
Charge Basis	GWB
Charge Frequency	Monthly	Monthly

We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued, subject to availability; for GMWBs issued before May 1, 2011, with a step-up that you request (not on step-ups that are automatic); or for GMWBs issued on or after May 1, 2011, upon any step-up on or after the second Contract Anniversary,   subject to the applicable maximum annual charge.

For more information about the charge for this endorsement , please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 39 .   For more information about how the endorsement works, please see  “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 77 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

19
The current charge is 0.0175% (0.21% annually) of the GWB, subject to a maximum annual charge of 0.51% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to the applicable maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 81 .

20
1.47% is the maximum annual charge of the 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly.  The charge for the 5% for Life GMWB With Annual Step-Up varies by age group.  The below tables have the maximum and current charges for all age groups.

You pay the applicable percentage of the GWB each month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

5% for Life GMWB With Annual Step-Up
Annual Charge	Maximum	Current
Ages 45 – 49	0.87%	0.42%
50 – 54	0.87%	0.42%
55 – 59	1.20%	0.66%
60 – 64	1.32%	0.75%
65 – 69	1.47%	0.90%
70 – 74	0.87%	0.51%
75 – 80	0.60%	0.36%
Charge Basis	GWB
Charge Frequency	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “5% for Life GMWB With Annual Step-Up Charge” beginning on page 40 .  For more information about how the endorsement works, please see “5% for Life GMWB With Annual Step-Up” beginning on page 85 .

21

1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups:  55-59, 60-64, and 65-69, which charge is payable monthly.  The charge for the 5% for Life GMWB With Annual Step-Up varies by age group.  The below tables have the maximum and current charges for all age groups.

You pay the applicable percentage of the GWB each month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

5% for Life GMWB With Bonus and Annual Step-Up
Annual Charge	Maximum	Current
Ages 45 – 49	1.02%	0.57%
50 – 54	1.17%	0.72%
55 – 59	1.50%	0.96%
60 – 64	1.50%	0.96%
65 – 69	1.50%	0.96%
70 – 74	0.90%	0.57%
75 – 80	0.66%	0.42%
Charge Basis	GWB
Charge Frequency	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “5% for Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 41 .  For more information about how the endorsement works, please see “5% for Life GMWB With Bonus and Annual Step-Up” beginning on page 91 .

22
1.47% is the maximum annual charge of the 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups:  55-59 and 60-64, which charge is payable monthly.  The charge for the 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group.  The below tables have the maximum and current charges for all age groups.

You pay the applicable percentage of the GWB each month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

5% for Life GMWB With Bonus and Five-Year Step-Up
Annual Charge	Maximum	Current
Ages 45 – 49	0.87%	0.42%
50 – 54	1.02%	0.57%
55 – 59	1.47%	0.87%
60 – 64	1.47%	0.87%
65 – 69	1.20%	0.66%
70 – 74	0.75%	0.36%
75 – 80	0.57%	0.30%
Charge Basis	GWB
Charge Frequency	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up, again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “5% for Life GMWB With Bonus and Five-Year Step-Up Charge” beginning on page 43 .  For more information about how the endorsement works, please see “5% for Life GMWB With Bonus and Five-Year Step-Up” beginning on page 98 .

23

1.62% is the maximum annual charge of the Joint 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly.  The charge for the Joint 5% for Life GMWB With Annual Step-Up varies by age group.  The below tables have the maximum and current charges for all age groups.

You pay the applicable percentage of the GWB each month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

Joint 5% for Life GMWB With Annual Step-Up
Annual Charge	Maximum	Current
Ages 45 – 49	1.02%	0.57%
50 – 54	1.02%	0.57%
55 – 59	1.35%	0.81%
60 – 64	1.47%	0.90%
65 – 69	1.62%	1.05%
70 – 74	1.02%	0.66%
75 – 80	0.75%	0.51%
Charge Basis	GWB
Charge Frequency	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “Joint 5% for Life GMWB With Annual Step-Up Charge” beginning on page 43 .  For more information about how the endorsement works, please see “Joint 5% for Life GMWB With Annual Step-Up” beginning on page 104 .

24

1.71% is the maximum annual charge of the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups:  55-59 and 60-64, which charge is payable monthly.  The charge for the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group.  The below tables have the maximum and current charges for all age groups.

You pay the applicable percentage of the GWB each month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

Joint 5% for Life GMWB With Bonus and Five-Year Step-Up
Annual Charge	Maximum	Current
Ages 45 – 49	1.11%	0.66%
50 – 54	1.26%	0.81%
55 – 59	1.71%	1.11%
60 – 64	1.71%	1.11%
65 – 69	1.47%	0.90%
70 – 74	1.02%	0.60%
75 – 80	0.81%	0.57%
Charge Basis	GWB
Charge Frequency	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up, again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “Joint 5% for Life GMWB With Bonus and Five-Year Step-Up Charge” beginning on page 44 .  For more information about how the endorsement works, please see “Joint 5% for Life GMWB With Bonus and Five-Year Step-Up” beginning on page 110 .

25

The current charge is 0.08% (0.96% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information about the charge for this endorsement, please see “For Life GMWB With Annual Step-Up Charge” beginning on page 45 .  For more information about how the endorsement works, please see “For Life GMWB With Annual Step-Up” beginning on page 117 .

26

The current charge is 0.0975% (1.17% annually) of the GWB, subject to a maximum annual charge of 1.71% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information about the charge for this endorsement, please see “Joint For Life GMWB With Annual Step-Up Charge” beginning on page 45 .  For more information about how the endorsement works, please see “Joint For Life GMWB With Annual Step-Up” beginning on page 124 .

27

The current charge is 0.08% (0.96% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information about the charge for this endorsement, please see “For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 46 .  For more information about how the endorsement works, please see “For Life GMWB With Bonus and Annual Step-Up “ beginning on page 131 .

28

The current charge is 0.105% (1.26% annually) of the GWB, subject to a maximum annual charge of 1.86% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information about the charge for this endorsement, please see “Joint Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 46 .  For more information about how the endorsement works, please see “Joint For Life GMWB With Bonus and Annual Step-Up “ beginning on page 141 .

29
The current charge is 0.08% (0.96% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see “For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 47 .  For more information about how the endorsement works, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 152 .

30
The current charge is 0.105% (1.26% annually) of the GWB, subject to a maximum annual charge of 1.86% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see “Joint Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 48 .  For more information about how the endorsement works, please see “Joint For Life GMWB With Bonus and Annual Step-Up” beginning on page 160 .

31

The current charge is 0.0875% (1.05% annually) of the GWB, subject to a maximum annual charge of 2.10% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the second Contract Anniversary (fifth Contract Anniversary if this endorsement was issued prior to October 11, 2010), again subject to the maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  The initial GWB is generally your initial premium payment, net of taxes plus (for GMWBs issued on or after October 11, 2010) any Contract Enhancement. For more information about the charge for this endorsement, please see “For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Charge” beginning on page 48 .  For more information about how the endorsement works, please see “For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount” beginning on page 169 .

32
The current charge is 0.125% (1.50% annually) of the GWB, subject to a maximum annual charge of 3.00% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the second Contract Anniversary (fifth Contract Anniversary if this endorsement was issued prior to October 11, 2010), again subject to the maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  The initial GWB is generally your initial premium payment, net of taxes, plus (for GMWBs issued on or after October 11, 2010) any Contract Enhancement   For more information about the charge for this endorsement, please see “Joint For Life GMWB Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Charge” beginning on page 49 .  For more information about how the endorsement works, please see “Joint For Life GMWB Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount” beginning on page 181 .

33
1.32% is the maximum annual charge of the Guaranteed Withdrawal Balance (GWB) for a 60-64 year old Owner of a Contract to which this endorsement is added on and after January 17, 2006 through April 30, 2006, which charge is payable monthly.  The charge for the 5% for Life GMWB varies by age group.  The below tables have the maximum and current charges for all age groups.

Charges are expressed as an annual percentage and depend on:

●	The Owner's age when the endorsement is added to the Contract.
●	The endorsement's availability – effective May 1, 2006, this endorsement is no longer available to add to a Contract.
●	The basis for deduction – a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).
●	The frequency of deduction – monthly or daily.

For Contracts to which this endorsement was added before May 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each Contract Month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted over each applicable Investment Division.

For Contracts to which this endorsement was added before January 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

5% For Life GMWB
Endorsement's Availability	Before May 1, 2006		Before January 17, 2006*
Annual Charge	Maximum	Current	Maximum	Current
Ages 60 – 64	1.32%	0.90%	1.30%	0.90%
65 – 69	0.87%	0.60%	0.85%	0.60%
70 – 74	0.60%	0.51%	0.60%	0.50%
75 – 80	0.51%	0.42%	0.50%	0.40%
Charge Basis	GWB		Investment Divisions
Charge Frequency	Monthly		Daily

* The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.

With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  For Contracts to which this endorsement was added from January 17, 2006 through April 30, 2006, we may also change the current charge with a step-up, again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “5% For Life Guaranteed Minimum Withdrawal Benefit Charge” beginning on page 49 .  For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 152 .

34

0.87% is the maximum annual charge of the Guaranteed Withdrawal Balance (GWB) for a 50-54 year old Owner of a Contract to which this endorsement is added on and after January 17, 2006 through April 30, 2006, which charge is payable monthly.  The charge for the 4% for Life GMWB varies by age group.  The below tables have the maximum and current charges for all age groups.
Charges are expressed as an annual percentage and depend on:

●	The Owner's age when the endorsement is added to the Contract.
●	The endorsement's availability – effective May 1, 2006, this endorsement is no longer available to add to a Contract.
●	The basis for deduction – a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).
●	The frequency of deduction – monthly or daily.

For Contracts to which this endorsement was added before May 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each Contract Month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted over each applicable Investment Division.

For Contracts to which this endorsement was added before January 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

4% For Life GMWB
Endorsement's Availability	Before May 1, 2006		Before January 17, 2006*
Annual Charge	Maximum	Current	Maximum	Current
Ages 50 – 54	0.87%	0.66%	0.85%	0.65%
55 – 59	0.66%	0.51%	0.65%	0.50%
60 – 64	0.51%	0.36%	0.50%	0.35%
65 – 69	0.36%	0.27%	0.35%	0.25%
70 – 74	0.30%	0.21%	0.30%	0.20%
75 – 80	0.21%	0.15%	0.20%	0.15%
Charge Basis	GWB		Investment Divisions
Charge Frequency	Monthly		Daily

* The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.

With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)
We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  For Contracts to which this endorsement was added from January 17, 2006 through April 30, 2006, we may also change the current charge with a step-up, again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “4% For Life Guaranteed Minimum Withdrawal Benefit Charge” beginning on page 50 .  For more information about how the endorsement works, please see “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 199 .

35

 2.64% is the maximum annual charge of the For Life GMWB With Bonus and Annual Step-Up.  Charges are an annual percentage of the GWB and are payable each Contract Month.  The below tables have the maximum and current charges.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select this GMWB when you purchase your Contract, the initial GWB is generally your initial premium payment net of premium taxes, plus any Contract Enhancement.

We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted over each applicable Investment Division.

LifeGuard Freedom Flex GMWB
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	1.80%	0.90%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.04%	1.02%
6% Bonus and Annual Step-Up	1.92%	0.96%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.22%	1.11%
7% Bonus and Annual Step-Up	2.22%	1.11%
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.52%	1.26%
8% Bonus and Annual Step-Up	2.64%	1.32%
Charge Basis	GWB
Charge Frequency	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the second Contract Anniversary, again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “For Life GMWB With Bonus and Step-Up Charge” beginning on page 51 .  For more information about how the endorsement works, please see “LifeGuard Freedom Flex GMWB” beginning on page 206 .  You may also contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

36

3.00% is the maximum annual charge for the Joint For Life GMWB With Bonus and Annual Step-Up Options.  The below tables have the maximum and current charges.  Charges are an annual percentage of the GWB and are payable each Contract Month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select this GMWB when you purchase your Contract, the initial GWB is generally your initial premium payment net of premium taxes, plus any Contract Enhancement.

We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted over each applicable Investment Division.

LifeGuard Freedom Flex With Joint Option GMWB
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.10%	1.05%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.52%	1.26%
6% Bonus and Annual Step-Up	2.52%	1.26%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	3.00%	1.50%
Charge Basis	GWB
Charge Frequency	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the second Contract Anniversary, again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “Joint For Life GMWB With Bonus and Step-Up Charge” beginning on page 52 .  For more information about how the endorsement works, please see “LifeGuard Freedom Flex GMWB With Joint Option” beginning on page 217 .  You may also contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

Total Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

Minimum: 0.57%

Maximum: 2.45%

More detail concerning each Fund's fees and expenses is below.  But please refer to the Funds' prospectuses for even more information on the Funds, including investment objectives, performance, and information about Jackson National Asset Management, LLC®, the Funds' Adviser and Administrator, as well as the sub-advisers.

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management and Admin Fee A	Distribution and/or Service (12b-1) Fees	Other Expenses B	Acquired Fund Fees and Expenses C	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Fund Operating Expenses
JNL/American Funds® Blue Chip Income and Growth	1.27% D	0.25%	0.02% D	0.00%	1.54% D	0.45%E	1.09%D,E
JNL/American Funds Global Bond	1.39% D	0.25%	0.03% D	0.00%	1.67% D	0.55%E	1.12%D,E
JNL/American Funds Global Small Capitalization	1.61% D	0.25%	0.04% D	0.00%	1.90% D	0.60%E	1.30%D,E
JNL/American Funds Growth-Income	1.12% D	0.25%	0.02% D	0.00%	1.39% D	0.40%E	0.99%D,E
JNL/American Funds International	1.49% D	0.25%	0.04% D	0.00%	1.78% D	0.55%E	1.23%D,E
JNL/American Funds New World	1.94% D	0.25%	0.06% D	0.00%	2.25% D	0.80%E	1.45%D,E
JNL/BlackRock Global Allocation	1.40% I	0.20%	0.13% I	0.02% I	1.75% I	0.66%E	1.09% I,E
JNL/WMC Money Market	0.37% F	0.20%	0.00%	0.00%	0.57% F	0.30%	0.27%

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management and Admin Fee A	Distribution and/or Service (12b-1) Fees	Other Expenses B	Acquired Fund Fees and Expenses C	Total Annual Fund Operating Expenses
JNL Institutional Alt 20	0.20%	0.00%	0.00%	0.76% H	0.96%
JNL Institutional Alt 35	0.19%	0.00%	0.01%	0.89% H	1.09%
JNL Institutional Alt 50	0.19%	0.00%	0.01%	1.04% H	1.24%
JNL Institutional Alt 65	0.20%	0.00%	0.00%	1.20% H	1.40%

JNL/BlackRock Commodity Securities	0.79%	0.20%	0.01%	0.01%	1.01%
JNL/Capital Guardian Global Balanced	0.80%	0.20%	0.01%	0.01%	1.02%
JNL/Capital Guardian Global Diversified Research	0.87%	0.20%	0.01%	0.01%	1.09%
JNL/Capital Guardian U.S. Growth Equity	0.75%	0.20%	0.00%	0.01%	0.96%
JNL/Eagle Core Equity	0.73%	0.20%	0.00%	0.02%	0.95%
JNL/Eagle SmallCap Equity	0.81%	0.20%	0.01%	0.00%	1.02%
JNL/Franklin Templeton Founding Strategy	0.05%	0.00%	0.00%	1.05% H	1.10%
JNL/Franklin Templeton Global Growth	0.87%	0.20%	0.01%	0.01%	1.09%
JNL/Franklin Templeton Income	0.76%	0.20%	0.00%	0.01%	0.97%
JNL/Franklin Templeton International Small Cap Growth	1.10%	0.20%	0.00%	0.02%	1.32%
JNL/Franklin Templeton Mutual Shares	0.85%	0.20%	0.01%G	0.02%	1.08%
JNL/Franklin Templeton Small Cap Value	0.94%	0.20%	0.00%	0.02%	1.16%
JNL/Goldman Sachs Core Plus Bond	0.68%	0.20%	0.00%	0.04%	0.92%
JNL/Goldman Sachs Emerging Markets Debt	0.87%	0.20%	0.01%	0.03%	1.11%
JNL/Goldman Sachs Mid Cap Value	0.81%	0.20%	0.01%	0.01%	1.03%
JNL/Goldman Sachs U.S. Equity Flex	0.95%	0.20%	0.73% G	0.01%	1.89%
JNL/Invesco Global Real Estate	0.86%	0.20%	0.00%	0.00%	1.06%
JNL/Invesco International Growth	0.81%	0.20%	0.01%	0.01%	1.03%
JNL/Invesco Large Cap Growth	0.76%	0.20%	0.00%	0.01%	0.97%
JNL/Invesco Small Cap Growth	0.95%	0.20%	0.00%	0.01%	1.16%
JNL/Ivy Asset Strategy	1.04%	0.20%	0.01%	0.02%	1.27%
JNL/JPMorgan International Value	0.81%	0.20%	0.01%	0.00%	1.02%
JNL/JPMorgan MidCap Growth	0.80%	0.20%	0.01%	0.00%	1.01%
JNL/JPMorgan U.S. Government & Quality Bond	0.51%	0.20%	0.00%	0.01%	0.72%
JNL/Lazard Emerging Markets	1.02%	0.20%	0.01%	0.01%	1.24%
JNL/Lazard Mid Cap Equity	0.81%	0.20%	0.01%	0.01%	1.03%
JNL/M&G Global Basics	1.00%	0.20%	0.02%	0.01%	1.23%
JNL/M&G Global Leaders	1.00%	0.20%	0.04%	0.00%	1.24%

JNL/Mellon Capital Management European 30	0.57%	0.20%	0.01%	0.00%	0.78%
JNL/Mellon Capital Management Pacific Rim 30	0.57%	0.20%	0.01%	0.00%	0.78%
JNL/Mellon Capital Management S&P 500 Index	0.36%	0.20%	0.01%	0.00%	0.57%
JNL/Mellon Capital Management S&P 400 MidCap Index	0.39%	0.20%	0.01%	0.00%	0.60%
JNL/Mellon Capital Management Small Cap Index	0.38%	0.20%	0.02%	0.01%	0.61%
JNL/Mellon Capital Management International Index	0.43%	0.20%	0.04%	0.00%	0.67%
JNL/Mellon Capital Management Bond Index	0.37%	0.20%	0.00%	0.01%	0.58%
JNL/Mellon Capital Management Global Alpha	1.15%	0.20%	0.01%	0.01%	1.37%
JNL/Mellon Capital Management Index 5	0.05%	0.00%	0.00%	0.61% H	0.66%
JNL/Mellon Capital Management 10 x 10	0.05%	0.00%	0.00%	0.62% H	0.67%
JNL/Oppenheimer Global Growth	0.84%	0.20%	0.02%	0.00%	1.06%
JNL/PAM Asia ex-Japan	1.05%	0.20%	0.06%	0.00%	1.31%
JNL/PAM China-India	1.10%	0.20%	0.03%	0.01%	1.34%
JNL/PIMCO Real Return	0.59%	0.20%	0.03%	0.00%	0.82%
JNL/PIMCO Total Return Bond	0.60%	0.20%	0.01%	0.00%	0.81%
JNL/PPM America Floating Rate Income	0.80%	0.20%	0.01%	0.00%	1.01%
JNL/PPM America High Yield Bond	0.55%	0.20%	0.01%	0.02%	0.78%
JNL/PPM America Mid Cap Value	0.85%	0.20%	0.01%	0.00%	1.06%
JNL/PPM America Small Cap Value	0.85%	0.20%	0.01%	0.00%	1.06%
JNL/PPM America Value Equity	0.65%	0.20%	0.01%	0.00%	0.86%
JNL/Red Rocks Listed Private Equity	0.98%	0.20%	0.00%	1.27%	2.45%
JNL/T. Rowe Price Established Growth	0.68%	0.20%	0.00%	0.00%	0.88%
JNL/T. Rowe Price Mid-Cap Growth	0.81%	0.20%	0.00%	0.00%	1.01%
JNL/T. Rowe Price Short-Term Bond	0.52%	0.20%	0.00%	0.05%	0.77%
JNL/T. Rowe Price Value	0.74%	0.20%	0.00%	0.00%	0.94%
JNL/WMC Balanced	0.55%	0.20%	0.01%	0.02%	0.78%
JNL/WMC Value	0.59%	0.20%	0.01%	0.00%	0.80%
JNL/S&P Managed Conservative	0.16%	0.00%	0.01%	0.83% H	1.00%
JNL/S&P Managed Moderate	0.15%	0.00%	0.00%	0.87% H	1.02%
JNL/S&P Managed Moderate Growth	0.14%	0.00%	0.01%	0.91% H	1.06%
JNL/S&P Managed Growth	0.14%	0.00%	0.01%	0.94% H	1.09%
JNL/S&P Managed Aggressive Growth	0.17%	0.00%	0.00%	0.94% H	1.11%
JNL/S&P Disciplined Moderate	0.18%	0.00%	0.00%	0.63% H	0.81%
JNL/S&P Disciplined Moderate Growth	0.18%	0.00%	0.00%	0.63% H	0.81%
JNL/S&P Disciplined Growth	0.18%	0.00%	0.00%	0.63% H	0.81%
JNL/S&P Competitive Advantage	0.50%	0.20%	0.01%	0.00%	0.71%
JNL/S&P Dividend Income & Growth	0.50%	0.20%	0.00%	0.00%	0.70%
JNL/S&P Intrinsic Value	0.50%	0.20%	0.01%	0.00%	0.71%
JNL/S&P Total Yield	0.50%	0.20%	0.01%	0.00%	0.71%
JNL/S&P 4	0.05%	0.00%	0.00%	0.71% H	0.76%
JNL/Mellon Capital Management Nasdaq® 25	0.46%	0.20%	0.04%	0.00%	0.70%
JNL/Mellon Capital Management Value Line® 30	0.44%	0.20%	0.10%	0.00%	0.74%
JNL/Mellon Capital Management DowSM Dividend	0.45%	0.20%	0.03%	0.00%	0.68%
JNL/Mellon Capital Management S&P® 24	0.45%	0.20%	0.01%	0.00%	0.66%
JNL/Mellon Capital Management 25	0.44%	0.20%	0.01%	0.00%	0.65%
JNL/Mellon Capital Management Select Small-Cap	0.45%	0.20%	0.00%	0.00%	0.65%
JNL/Mellon Capital Management JNL 5	0.42%	0.20%	0.02%	0.00%	0.64%
JNL/Mellon Capital Management VIP	0.45%	0.20%	0.03%	0.00%	0.68%
JNL/Mellon Capital Management JNL Optimized 5	0.44%	0.20%	0.04%	0.00%	0.68%
JNL/Mellon Capital Management S&P® SMid 60	0.45%	0.20%	0.01%	0.00%	0.66%
JNL/Mellon Capital Management NYSE® International 25	0.53%	0.20%	0.04%	0.00%	0.77%
JNL/Mellon Capital Management Communications Sector	0.49%	0.20%	0.03%	0.00%	0.72%
JNL/Mellon Capital Management Consumer Brands Sector	0.49%	0.20%	0.02%	0.00%	0.71%
JNL/Mellon Capital Management Financial Sector	0.46%	0.20%	0.03%	0.00%	0.69%
JNL/Mellon Capital Management Healthcare Sector	0.46%	0.20%	0.03%	0.00%	0.69%
JNL/Mellon Capital Management Oil & Gas Sector	0.44%	0.20%	0.03%	0.00%	0.67%
JNL/Mellon Capital Management Technology Sector	0.45%	0.20%	0.03%	0.00%	0.68%

A
Certain Funds pay Jackson National Asset Management, LLC, the Investment Adviser and Administrator, an administrative fee for certain services provided to each Fund.

The JNL/American Funds® Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL/BlackRock Commodity Securities Fund, JNL/BlackRock Global Allocation Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Capital Guardian Global Balanced Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton International Small Cap Growth Fund, JNL/Goldman Sachs Emerging Markets Debt Fund,  JNL/Goldman Sachs U.S. Equity Flex Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco International Growth Fund, JNL/Ivy Asset Strategy Fund, JNL/JPMorgan International Value Fund, JNL/Lazard Emerging Markets Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Oppenheimer Global Growth Fund, JNL/PAM Asia Ex-Japan Fund, JNL/PPM America Floating Rate Income Fund, JNL/Red Rocks Listed Private Equity Fund, and all of the JNL/Mellon Capital Management Funds, except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management NYSE® International 25 Fund, JNL/Mellon Capital Management European 30 Fund, and JNL/Mellon Capital Management Pacific Rim 30 Fund, pay an administrative fee of 0.15%.

The JNL/Mellon Capital Management NYSE® International 25 Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, and JNL/PAM China-India Fund pay an administrative fee of 0.20%.

The JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, and all of the JNL/S&P Funds, except the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund, pay an administrative fee of 0.05%.

All other Funds pay an administrative fee of 0.10%.

The Management and Admin Fee and the Total Annual Fund Operating Expenses columns in this table reflect the inclusion of the applicable administrative fee.

B

Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, certain professional fees, fees and expenses of the disinterested Trustees/Managers, independent legal counsel to the disinterested Trustees/Managers fees, and other operating expenses not otherwise covered by the administrative fee.

C

Acquired fund fees and expenses represent each Fund’s pro rata share of fees and expenses of investing in securities deemed “investment companies,” including money market funds used for purposes of investing available cash balances.

D

Fees and expenses at the Master Fund level for Class 1 shares of each respective Fund are as follows:

JNL/American Funds Blue Chip Income and Growth Fund: Management Fee: 0.42%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.44%.

JNL/American Funds Global Bond Fund: Management Fee: 0.54%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.57%.

JNL/American Funds Global Small Capitalization Fund: Management Fee: 0.71%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.75%.

JNL/American Funds Growth-Income Fund: Management Fee: 0.27%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.29%.

JNL/American Funds International Fund: Management Fee: 0.49%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.53%.

JNL/American Funds New World Fund: Management Fee: 0.74%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.06%; Total Annual Portfolio Operating Expenses: 0.80%.

E

JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services. This fee waiver will generally continue as long as the Fund is part of a master-feeder fund structure, but in any event, the fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and Admin Fee and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.

F

JNAM has contractually agreed to waive fees and reimburse expenses of the Fund through May 1, 2012 to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.

G

Amount includes the costs associated with the Fund's short sales on equity securities.  When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the security sold short.  In addition, the Fund incurs fees in connection with the borrowing of securities related to short sale transactions.  For the period ended December 31, 2010, the total cost of short sales transactions to the JNL/Goldman Sachs U.S. Equity Flex Fund was 0.72%.

H

Amounts are based on the allocations to underlying funds during the period ended December 31, 2010.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than the amounts presented.

I

Fees and expenses at the Master Fund level for Class I shares of the Fund are as follows:  Management Fee: 0.35%; Other Expenses: 0.13%; Acquired Fund Fees and Expenses:  0.02%; Total Annual Portfolio Operating Expenses: 0.50%.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and the Fixed Account.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated.  Neither transfer fees nor premium tax charges are reflected in the example.  The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes maximum Fund fees and expenses and the cost if you select the Highest Anniversary Value Death Benefit, the 2% Contract Enhancement, and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,011	$2,480	$3,851	$6,900

If you annuitize at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,011	$2,480	$3,851	$6,900

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$811	$2,355	$3,801	$6,900

The example does not represent past or future expenses.  Your actual costs may be higher or lower.

CONDENSED FINANCIAL INFORMATION

The information about the values of all Accumulation Units constitutes the condensed financial information, which can be found in the Statement of Additional Information.  The value of an Accumulation Unit is determined on the basis of changes in the per share value of the relevant underlying Fund and Separate Account charges for the base Contract and the various combinations of optional endorsements.  The financial statements of the Separate Account and Jackson of NY can be found in the Statement of Additional Information.  The financial statements of the Separate Account include information about all the contracts offered through the Separate Account.  The financial statements of Jackson of NY that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts.  Jackson of NY's financial statements do not bear on the future investment experience of the assets held in the Separate Account.  For your copy of the Statement of Additional Information, please contact us at the Jackson of NY Service Center.  Our contact information is on the cover page of this prospectus.

THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us.  Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit.  Purchases under tax-qualified plans should be made for other than tax deferral reasons.  Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract.  We will not issue a Contract to someone older than age 90.  Optional benefits may have different requirements, as noted.  You may allocate your Contract Values to the Investment Divisions or to our Fixed Account.

Your Contract, like all deferred annuity contracts, has two phases:

●	the accumulation phase, when you make premium payments to us, and

●	the income phase, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract, including assigning your Contract at any time during your lifetime.  To be effective, an assignment must be in writing (there is an assignment form) and sent to us for recordation, but the effective date will be the date on which the Owner signed the assignment form.  We reserve the right to refuse an assignment, and an assignment may be a taxable event.  Your ability to change ownership is limited on Contracts with one of the For Life GMWBs.  Please contact the Jackson of NY Service Center for help and more information.

The Contract is a flexible premium fixed and variable deferred annuity.  This prospectus provides a description of the material rights and obligations under the Contract.  Your Contract and any endorsements are the formal contractual agreement between you and the Company.

JACKSON OF NY

We are a stock life insurance company organized under the laws of the state of New York in July 1995.  Our legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577.  We are admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan.  We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

We issue and administer the Contracts and the Separate Account.  We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

Jackson of NY is working to provide documentation electronically.  When this program is available, Jackson of NY will, as permitted, forward documentation electronically.  Please contact us at our Jackson of NY Service Center for more information.

THE FIXED ACCOUNT

Premium that you allocate to the Fixed Account will be placed with other assets in our General Account.  Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company's creditors.  Investors are looking to the financial strength of the insurance company for its obligations under the Contract, including, for example, guaranteed minimum death benefits and guaranteed minimum withdrawal benefits.  The Fixed Account is not registered with the SEC, and the SEC does not review the information we provide to you about it.  Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.  Transfers out of the Fixed Account are subject to contractual and administrative requirements.  For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Jackson of NY Service Center.

The Fixed Account offers a base interest rate that we established and will credit to the amount allocated to the Fixed Account for a six-month period.  Currently, the Fixed Account minimum interest rate is 2% per annum, which is credited daily.  For Contracts issued before April 6, 2009, the guaranteed minimum interest rates are as follows:  3% for Contracts issued from January 1, 2006 through April 5, 2009, 2.25% for Contracts issued from May 2, 2005 through December 31, 2005, and 1.50% for Contracts issued before May 2, 2005, per annum, which is credited daily.  Subject to these minimum requirements, we may declare different base interest rates at different times.

We require that premium allocated to the Fixed Account (including any Contract Enhancement) be automatically transferred, on a monthly basis, to your choice of Investment Division(s) within six months of the allocation so that, at the end of the period, all amounts in the Fixed Account will have been transferred out.  The installment amount will be determined based on the amount allocated to the Fixed Account and the credited interest rate.  Charges, withdrawals and any additional transfers (which are permitted at any time) taken from the Fixed Account will shorten the length of time it takes to deplete the account balance.  Automatic transfers will not count against the 15 free transfers in a Contract Year.

Interest will continue to be credited daily on the account balance remaining in the Fixed Account as funds are automatically transferred into your choice of Investment Division options.  However, the effective yield over the six-month automatic transfer period will be less than the credited interest rate, as it will be applied to a declining balance in the Fixed Account.

THE SEPARATE ACCOUNT

We established the Separate Account on September 12, 1997, pursuant to the provisions of New York law.  The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations.  However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct.  All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions.  We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

INVESTMENT DIVISIONS

You may allocate your Contract Value to no more than 18 Investment Divisions and the Fixed Account at any one time.  Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective.  The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account.  However, this is not guaranteed.  It is possible for you to lose your Contract Value allocated to any of the Investment Divisions.  If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select.  The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The following Funds in which the Investment Divisions invest are each known as a Fund of Funds.  Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds.  You should read the prospectus for the JNL Series Trust for more information.

JNL Institutional Alt 20
JNL Institutional Alt 35
JNL Institutional Alt 50
JNL Institutional Alt 65
JNL/Franklin Templeton Founding Strategy
JNL/Mellon Capital Management 10 x 10
JNL/Mellon Capital Management Index 5
JNL/S&P 4
JNL/S&P Managed Conservative
JNL/S&P Managed Moderate
JNL/S&P Managed Moderate Growth
JNL/S&P Managed Growth
JNL/S&P Managed Aggressive Growth
JNL/S&P Disciplined Moderate
JNL/S&P Disciplined Moderate Growth
JNL/S&P Disciplined Growth

Important information regarding the Investment Division investing in the JNL/BlackRock Global Allocation Fund (the “JNL/BlackRock Global Allocation Investment Division”):  Beginning February 22, 2011, the JNL/BlackRock Global Allocation Investment Division temporarily stopped accepting any additional allocations or transfers.  If you have an automatic program, such as Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep and Rebalancing, that had an allocation to the JNL/Black Rock Global Allocation Investment Division, you were requested to choose a replacement Investment Division by April 22, 2011.  In the absence of new allocation instructions, your allocations were and will continue to be made to the JNL/WMC Money Market Investment Division (formerly, JNL/Select Money Market Investment Division).  You may reallocate the Contract value in the JNL/WMC Money Market Investment Division to any other Investment Division.  Current amounts allocated to the JNL/BlackRock Global Allocation Investment Division will remain invested unless we receive instruction from you.  You may continue to make transfers and withdrawals out of the JNL/BlackRock Global Allocation Investment Division in connection with the usual transactions under a Contract, such as partial withdrawals or withdrawals under a GMWB.  However, if you transfer out of the JNL/BlackRock Global Allocation Investment Division you will not be able to transfer back in until after such time as it may be reopened.  We will notify you regarding the future availability of the JNL/BlackRock Global Allocation Investment Division.

The names of the Funds that are available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

JNL Series Trust

JNL Institutional Alt 20 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC. Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 80%) and non-traditional asset classes (approximately 20%).

JNL Institutional Alt 35 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC. Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 65%) and non-traditional asset classes (approximately 35%).

 JNL Institutional Alt 50 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC. Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 50%) and non-traditional asset classes (approximately 50%).

 JNL Institutional Alt 65 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC. Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 35%) and non-traditional asset classes (approximately 65%).

  JNL/American Funds® Blue Chip Income and Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks both income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through exclusive investment in the Class 1 shares of the Blue Chip Income and Growth Fund (“Master Blue Chip Income and Growth Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of $4 billion and above. The Master Fund also will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The Master Fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States.

 JNL/American Funds Global Bond Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks a high level of total return through exclusive investment in the Class 1 shares of the Global Bond Fund (“Master Global Bond Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Fund is designed for investors seeking returns through a portfolio of debt securities issued by companies based around the world. The Master Fund seeks to provide, over the long term, with as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets in bonds. The Master Fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The Master Fund may also invest a portion of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSRO or determined to be of equivalent quality by the Master Fund’s investment adviser).  Such securities are sometimes referred to as “junk bonds.” The total return of the Master Fund will be the result of interest income, changes in the market value of the Master Fund’s investments and changes in the value of other currencies relative to the U.S. dollar.

 JNL/American Funds Global Small Capitalization Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks growth of capital over time through exclusive investment in the Class 1 shares of the Global Small Capitalization Fund (“Master Global Small Capitalization Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Global Small Capitalization Fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. The Master Global Small Capitalization Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Global Capitalization Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

  JNL/American Funds Growth-Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks long-term growth of capital and income through exclusive investment in the Class 1 shares of the Growth-Income Fund (“Master Growth-Income Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Growth-Income Fund seeks to make the investment grow and provide income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Normally, the Master Growth-Income Fund invests up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

 JNL/American Funds International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks long-term growth of capital through exclusive investment in the Class 1 shares of the International Fund (“Master International Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master International Fund seeks to make the investment grow over time by investing primarily in common stocks of companies located outside the United States. The Master Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

 JNL/American Funds New World Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks long-term capital appreciation through exclusive investment in the Class 1 shares of the New World Fund (“Master New World Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Fund is designed for investors seeking capital appreciation over time.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

JNL/BlackRock Global Allocation Fund (“Feeder Fund”)   (Please Note:  The Investment Division that invests in the JNL/BlackRock Global Allocation Fund currently is not accepting any additional allocations or transfers.)

Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and   BlackRock Advisors, LLC , investment adviser to the Master Fund)

Seeks high total investment return through exclusive investment in BlackRock Global Allocation Portfolio (the “Master Global Allocation Fund” or “Master Fund”), a series of BlackRock Series Fund, Inc. The Master Fund invests in a portfolio of equity, debt and money market securities and other short-term securities or instruments, of issuers located around the world . Generally, the Master Fund’s portfolio will invest in both equity and debt securities. Equity securities include common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.  The Master Fund uses derivatives as a means of managing exposure to foreign currencies and other adverse market movements, as well as to increase returns. The Master Fund may also invest in corporate loans.

 JNL/BlackRock Commodity Securities Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)

Seeks long-term capital growth by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.  The Fund may invest in securities of any market capitalization.

Under normal market conditions, the Fund will utilize two strategies and will invest approximately 50% of its total assets in each strategy. The “Natural Resources Strategy” will focus on companies active in the extraction, production, and processing of commodities and raw materials. The “Commodities Strategy” will focus on investments in commodity securities.

 JNL/Capital Guardian Global Balanced Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks income and capital growth, consistent with reasonable risk through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers.  The Fund’s neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% of the Fund’s assets to equities and 25% to 45% of the Fund’s assets to fixed-income.

 JNL/Capital Guardian Global Diversified Research Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks long-term growth of capital and income by investing at least 80% of its assets in a portfolio consisting of equity securities of U.S. and non-U.S. issuers.  The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

 JNL/Capital Guardian U.S. Growth Equity Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks long-term growth of capital and income by investing at least 80% of its assets in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including American Depositary Receipts and other U.S. registered foreign securities that are tied economically to the U.S.).  The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase.

 JNL/Eagle Core Equity Fund
Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

Seeks long-term growth through capital appreciation and, secondarily, current income by investing under normal circumstances at least 80% of its net assets in equity securities consisting primarily of common stocks of large U.S. companies.

 JNL/Eagle SmallCap Equity Fund
Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

Seeks long-term capital appreciation by investing under normal circumstances at least 80% of its assets in equity securities of U.S. companies with market capitalizations in the range of the companies represented by the Russell 2000® .

 JNL/Franklin Templeton Founding Strategy Fund
Jackson National Asset Management, LLC

Seeks capital appreciation by making allocations (approximately 33 1/3%) of its assets and cash flows among three Underlying Funds: 1) JNL/Franklin Templeton Income Fund; 2) JNL/Franklin Templeton Global Growth Fund; and 3) JNL/Franklin Templeton Mutual Shares Fund.  These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

 JNL/Franklin Templeton Global Growth Fund
Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets (under normal market conditions).

 JNL/Franklin Templeton Income Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities (under normal market conditions).

 JNL/Franklin Templeton International Small Cap Growth Fund
Jackson National Asset Management, LLC (and Franklin Templeton Institutional, LLC)

Seeks long-term capital appreciation by investing at least 80% of its assets in a diversified portfolio of marketable equity and equity-related securities of smaller international companies with a market capitalization of less than $5 billion (under normal market conditions). The Fund invests predominately in securities listed or traded on recognized international markets in developed countries included in MSCI EAFE Small Cap Index.   The Fund may invest in emerging market countries.

 JNL/Franklin Templeton Mutual Shares Fund
Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing mainly in equity securities (including securities convertible into, or that the sub-adviser expects to be exchanged for, common or preferred stock) of companies of any nation that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  The Fund currently invests the equity portion of its portfolio primarily to predominately in companies with market capitalizations greater than $5 billion , with a portion or a significant amount in smaller companies.

 JNL/Franklin Templeton Small Cap Value Fund
Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC)

Seeks long-term total return by investing, normally, at least 80% of its assets in investments of small-capitalization companies.

 JNL/Goldman Sachs Core Plus Bond Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)

Seeks a high level of current income, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

 JNL/Goldman Sachs Emerging Markets Debt Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)

Seeks a high level of total return consisting of income and capital appreciation, by investing, under normal circumstances, at least 80% of its assets  in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries, sovereign and corporate debt of issuers located in emerging countries denominated in U.S. dollars, and/or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.

 JNL/Goldman Sachs Mid Cap Value Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap® Value Index at the time of the investment.

 JNL/Goldman Sachs U.S. Equity Flex Fund
Jackson National Asset Management, LLC (Goldman Sachs Asset Management, L.P.)

Seeks long-term capital appreciation by investing in a broad mix of equity securities that aims to produce long-term capital appreciation and target attractive risk adjusted returns compared to the S&P 500 Index.

 JNL/Invesco Global Real Estate Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. and sub-sub-adviser: Invesco Asset Management Ltd.)

Seeks high total return by investing, normally, at least 80% of its assets in the equity and debt securities of real estate and real estate-related companies located in at least three different countries, including the United States.

 JNL/Invesco International Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. )

Seeks long-term growth of capital by investing in a diversified portfolio of reasonably priced, quality international equity securities of companies located in at least three countries outside of the U.S., emphasizing investment in companies in the developed markets of Western Europe and the Pacific Basin.

 JNL/Invesco Large Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. )

Seeks long-term growth of capital by investing, normally, at least 80% of its assets in securities of large-capitalization companies.

 JNL/Invesco Small Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. )

Seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities of small-capitalization companies.

 JNL/Ivy Asset Strategy Fund
Jackson National Asset Management, LLC (and Ivy Investment Management Company)

Seeks high total return over the long term by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.

 JNL/JPMorgan International Value Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.

 JNL/JPMorgan MidCap Growth Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks capital growth over the long-term by investing, under normal market circumstances, at least 80% of its assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

 JNL/JPMorgan U.S. Government & Quality Bond Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks to obtain a high level of current income by investing, under normal circumstances, at least 80% of its assets in US Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, repurchase agreements and derivatives related to the principal investments.

 JNL/Lazard Emerging Markets Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

 JNL/Lazard Mid Cap Equity Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

Seeks long-term capital appreciation by investing at least 80% of its assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

 JNL/M&G Global Basics Fund
Jackson National Asset Management, LLC (and M&G Investment Management Limited)

Seeks to maximize long-term capital growth by investing in companies operating in basic industries (“primary” and “secondary” industries), and also in companies that service these industries.  The Fund focuses on the “building blocks of the global economy.”  The Fund invests in companies that produce raw materials or turn them into products for consumers.  Such companies can be found either in primary industries (raw materials) or in secondary industries (products and services, such as manufacturing, food production, construction, and energy).  The Fund may also invest in other global equities.

 JNL/M&G Global Leaders Fund
Jackson National Asset Management, LLC (and M&G Investment Management Limited)

Seeks to maximize long-term total return (the combination of income and growth of capital) by investing in stocks selected from the full spectrum of leading companies world-wide (leading companies is defined as those companies that are at the forefront of creating value for shareholders) either directly or as a result of a rise in its stock or bond price or dividends, or stock splits, or indirectly by its participation in activities or markets providing for future enhanced profitability.  The Fund aims to achieve consistent returns in the global equity funds sector.

 JNL/Mellon Capital Management 10 x 10 Fund
Jackson National Asset Management, LLC

Seeks to achieve its objective by investing in Class A shares of the following Underlying Funds:

➢	50% in the JNL/Mellon Capital Management JNL 5 Fund;
➢	10% in the JNL/Mellon Capital Management S&P 500 Index Fund;
➢	10% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
➢	10% in the JNL/Mellon Capital Management Small Cap Index Fund;
➢	10% in the JNL/Mellon Capital Management International Index Fund; and
➢	10% in the JNL/Mellon Capital Management Bond Index Fund.

JNL/Mellon Capital Management Index 5 Fund
Jackson National Asset Management, LLC

Seeks to achieve its objective by investing in Class A shares of the following Underlying Funds:

➢	20% in the JNL/Mellon Capital Management S&P 500 Index Fund;
➢	20% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
➢	20% in the JNL/Mellon Capital Management Small Cap Index Fund;
➢	20% in the JNL/Mellon Capital Management International Index Fund; and
➢	20% in the JNL/Mellon Capital Management Bond Index Fund.

 JNL/Mellon Capital Management European 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide capital appreciation by investing at least 80% of its assets in the common stock of 30 companies selected from the MSCI Europe Index.

 JNL/Mellon Capital Management Pacific Rim 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets in the common stock of 30 companies selected from the MSCI Pacific Index.

 JNL/Mellon Capital Management S&P 500 Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the S&P 500® Index.   The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index in order to provide long-term capital growth.

 JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the S&P MidCap 400 Index.  The Fund invests in equity securities of medium capitalization-weighted domestic corporations; under normal circumstances the Fund invests at least 80% of its assets in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index in order to provide long-term capital growth.

 JNL/Mellon Capital Management Small Cap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Russell 2000® Index.  The Fund invests in equity securities of small- to mid-size domestic companies; under normal circumstances the Fund invests at least 80% of its assets in a portfolio of securities, which seeks to match performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 index and sampling from the remaining securities.

 JNL/Mellon Capital Management International Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australia Far East (“EAFE”) Index .  The Fund invests in international equity securities attempting to match the characteristics of each country within the index; under normal circumstances the Fund invests at least 80% of its assets in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index.

 JNL/Mellon Capital Management Bond Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Barclays Capital U.S. Aggregate Bond Index by investing under normal circumstances at least 80% of its assets in fixed-income securities.  The Fund seeks to provide a moderate rate of income by investing in domestic fixed-income investments.

 JNL/Mellon Capital Management Global Alpha Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation )

Seeks total return by investing in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities.  The Fund ordinarily invests in at least three countries, focusing on the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe.

 JNL/Oppenheimer Global Growth Fund
Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries.  The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

 JNL/PAM Asia ex-Japan Fund
Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)

Seeks long-term total return and further seeks to achieve long-term capital appreciation by investing under normal circumstances at least 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region, under certain circumstances .

 JNL/PAM China-India Fund
Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)

Seeks long-term total return by investing normally, 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People’s Republic of China and India, under certain circumstances .

 JNL/PIMCO Real Return Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.   Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments, which include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

 JNL/PIMCO Total Return Bond Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income investments instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

  JNL/PPM America Floating Rate Income Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks to provide a high level of current income, by investing under normal circumstances at least 80% of its assets in floating rate loans and other investments, defined as floating rate loans, floating rate notes, other floating rate debt securities, structured products (including, commercial mortgage-backed securities, asset-backed securities, and collateralized loan obligations which are debt securities typically issued by special purpose vehicles and secured by loans), money market securities of all types, repurchase agreements, shares of money market funds, short-term bond funds and floating rate funds.  For purposes of satisfying the 80% requirement, the Fund may also invest in derivative or other synthetic instruments that have economic characteristics similar to the floating rate investments mentioned above

 JNL/PPM America High Yield Bond Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks to maximize current income, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments. The Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments, and in derivative instruments (such as options, futures contracts or swap agreements, including credit default swaps), and the Fund may also invest in securities of foreign issuers.

 JNL/PPM America Mid Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies, constituting the Russell Midcap Index at the time of the initial purchase.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

 JNL/PPM America Small Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies within the range of securities of the S&P SmallCap 600 Index under normal market conditions at the time of initial purchase.  The range will vary with market conditions over time.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

 JNL/PPM America Value Equity Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index.  At least 80% of its assets will be invested, under normal circumstances, in equity securities.

 JNL/Red Rocks Listed Private Equity Fund
Jackson National Asset Management, LLC (and Red Rocks Capital LLC)

Seeks maximum total return by investing at least 80% of its assets in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies  (“Listed Private Equity Companies”), and (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

 JNL/T. Rowe Price Established Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term growth of capital and increasing dividend income by investing primarily in common stocks, concentrating its investments in well-established growth companies. The sub-adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.  While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options.   The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities, including emerging markets.

 JNL/T. Rowe Price Mid-Cap Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term growth of capital by normally investing at least 80% of its assets, under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the sub-adviser expects to grow at a faster rate than the average company.

 JNL/T. Rowe Price Short-Term Bond Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.  The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds.  The Fund’s average effective maturity will not exceed three years.  The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the sub-adviser.

JNL/T. Rowe Price Value Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term capital appreciation by investing, via a value approach investment selection process, at least 65% of total assets in common stocks believed to be undervalued.   Stock holdings are expected to consist primarily of large-company issues, but may also include mid-cap and small-cap companies.  The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.   Income is a secondary objective.

  JNL/WMC Balanced Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities.  The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including cash and cash equivalents.

  JNL/WMC Money Market Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, U.S. dollar-denominated short-term money market instruments.

 JNL/WMC Value Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations (generally above $3 billion).

 JNL/S&P Competitive Advantage Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), profitable and predominantly higher-quality.

 JNL/S&P Dividend Income & Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500, that have the highest indicated annual dividend yields (“Dividend Yield”) within their sector.  The three stocks with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500.

 JNL/S&P Intrinsic Value Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), companies with positive free cash flows and low external financing needs.

 JNL/S&P Total Yield Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders).  Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.

 JNL/S&P 4 Fund
Jackson National Asset Management, LLC

Seeks capital appreciation by making initial allocations (25%) of its assets and cash flows to the following four Underlying Funds (Class A) on each Stock Selection Date:

➢	25% in JNL/S&P Competitive Advantage Fund;
➢	25% in JNL/S&P Dividend Income & Growth Fund;
➢	25% in JNL/S&P Intrinsic Value Fund; and
➢	25% in JNL/S&P Total Yield Fund.

 JNL/S&P Managed Conservative Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

 JNL/S&P Managed Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

 JNL/S&P Managed Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

 JNL/S&P Managed Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

 JNL/S&P Managed Aggressive Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

 JNL/S&P Disciplined Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

 JNL/S&P Disciplined Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth and current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

 JNL/S&P Disciplined Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

 JNL Variable Fund LLC

JNL/Mellon Capital Management Nasdaq® 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation.  The Nasdaq 25 Strategy selects a portfolio of common stocks of 25 companies are selected from stocks included in the Nasdaq-100 Index®.

 JNL/Mellon Capital Management Value Line® 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in 30 of the 100 common stocks that Value Line® gives a #1 ranking for TimelinessTM.  The 30 stocks are selected each year by the sub-adviser based on certain positive financial attributes.

 JNL/Mellon Capital Management DowSM Dividend Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book on or about the last business day before each Stock Selection Date.

 JNL/Mellon Capital Management S&P® 24 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation by investing approximately equal amounts in the common stocks of 24 companies that have the potential for capital appreciation, on each Stock Selection Date.

 JNL/Mellon Capital Management S&P® SMid 60 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index and 30 companies in the Standard & Poor's SmallCap 600 Index.  The 60 companies are selected on each Stock Selection Date.  The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment.   The Sub-Adviser follows a process that attempts to select small and mid-cap companies that are likely to be in an earlier stage of their economic life cycle than mature large-cap companies.

 JNL/Mellon Capital Management NYSE® International 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in foreign companies that trade on the New York Stock Exchange (“NYSE”) .  The 25 companies are selected on each Stock Selection Date by ranking the stocks on the NYSE International IndexSM based on two factors: price to book and price to cash flow. The sub-adviser then selects an equally-weighted portfolio of the 25 stocks with the highest overall ranking on the two factors.

 JNL/Mellon Capital Management 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange (“NYSE”). The stocks are selected by selecting all of the dividend-paying stocks listed on the NYSE. Next, the 400 highest market capitalization stocks are selected which are then ranked by dividend yield and 75 of the highest dividend yielding stocks are selected. From the remaining 75 stocks, the 50 highest dividend yielding stocks are eliminated and the remaining 25 companies are selected only once annually on each Stock Selection Date.

 JNL/Mellon Capital Management Select Small-Cap Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation by investing at least 80% of its assets in a portfolio of common stocks of 100 small capitalization companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange or The Nasdaq Stock Market, on each Stock Selection Date.

 JNL/Mellon Capital Management JNL 5 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

➢	20% in the DowSM 10 Strategy, a dividend yielding strategy;
➢	20% in the S&P® 10 Strategy, a blended valuation-momentum strategy;
➢	20% in the Global 15 Strategy, a dividend yielding strategy;
➢	20% in the 25 Strategy, a dividend yielding strategy; and
➢	20% in the Select Small-Cap Strategy, a small capitalization strategy.

 JNL/Mellon Capital Management JNL Optimized 5 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

➢	25% in the Nasdaq® 25 Strategy;
➢	25% in the Value Line® 30 Strategy;
➢	24% in the European 20 Strategy;
➢	14% in the Global 15 Strategy; and
➢	12% in the 25 Strategy.

 JNL/Mellon Capital Management VIP Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies. The Fund invests approximately 1/6 (approximately 17%) of its net assets in each of the following strategies:

➢	The DowSM Dividend Strategy;
➢	The European 20 Strategy;
➢	The Nasdaq® 25 Strategy;
➢	The S&P 24 Strategy;
➢	The Select Small-Cap Strategy; and
➢	The Value Line® 30 Strategy.

 JNL/Mellon Capital Management Communications Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Telecommunications Index in proportion to their market capitalization weighting in the Dow Jones U.S. Telecommunications Index.

 JNL/Mellon Capital Management Consumer Brands Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Consumer Services Index in proportion to their market capitalization weighting in the Dow Jones U.S. Consumer Services Index.

 JNL/Mellon Capital Management Financial Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Financial Index in proportion to their market capitalization weighting in the Dow Jones U.S. Financials Index.

 JNL/Mellon Capital Management Healthcare Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Health Care Index in proportion to their market capitalization weighting in the Dow Jones U.S. Health Care Index.

 JNL/Mellon Capital Management Oil & Gas Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Oil & Gas Index in proportion to their market capitalization weighting in the Dow Jones U.S. Oil & Gas Index.

 JNL/Mellon Capital Management Technology Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Technology Index in proportion to their market capitalization weighting in the Dow Jones U.S. Technology Index.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage.  Although the objectives and policies may be similar, the investment results of the Fund may be higher or lower than the results of those other mutual funds.  We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers.  The Funds described are available only through variable annuity Contracts issued by Jackson of NY.  They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

You should read the prospectus for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing.  Additional Investment Divisions and underlying Funds may be available in the future.  The prospectuses for the JNL Series Trust and the JNL Variable Fund LLC are attached to this prospectus.  However, these prospectuses may also be obtained at no charge by calling 1-800-599-5651 (NY Annuity and Life Service Center) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing P.O. Box 30313, Lansing, Michigan 48909-7813 or by visiting www.jackson.com.

Voting Privileges. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund.  We will vote all the shares we own in proportion to those instructions from Owners.  An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account.  We will not do this without any required approval of the SEC.  We will give you notice of any substitution.

CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract.  Charges are deducted proportionally from your Contract Value.  Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you elected to add that optional endorsement to your Contract.  These charges may be a lesser amount as described below, but will not be increased, except as described below.  We expect to profit from certain charges assessed under the Contract.  These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charges. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Charge.  On an annual basis, this charge equals 1.55% of the average daily net asset value of your allocations to the Investment Divisions.  For Contracts purchased before September 28, 2009, the Mortality and Expense Risk Charge is 1.50%.  This charge does not apply to the Fixed Account.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract.  Our mortality risks under the Contracts arise from our obligations and include:

•	to make income payments for the life of the Annuitant during the income phase; and

•	to provide a basic death benefit prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charges.

If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

Annual Contract Maintenance Charge. During the accumulation phase, we deduct a $30 annual contract maintenance charge on each anniversary of the Issue Date.  We will also deduct the annual contract maintenance charge if you make a total withdrawal.  This charge is for administrative expenses.  The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions and the Fixed Account based on the proportion their respective values bear to the Contract Value.  We will not deduct this charge, if when the deduction is to be made, the value of your Contract is $50,000 or more.

Administration Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges.  On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions.  This charge does not apply to the Fixed Account.  This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.

Transfer Charge. You must pay $25 for each transfer in excess of 15 in a Contract Year.  This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division.  We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require.

Contract Enhancement Charge. A 2% Contract Enhancement is available to select for a charge that equals 0.395% on an annual basis for a period of five Contract Years.  This charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions.  This charge will also be assessed against any amounts you have allocated to the Fixed Account by reducing the base rate by the applicable charge percentage, but never below the minimum guaranteed interest rate (assuming no withdrawals).  (For more information about the Fixed Account, please see “THE FIXED ACCOUNT” beginning on page 21 .)

Due to the Contract Enhancement charge listed above, it is possible that upon surrender, you will receive less money back than if you had not elected the Contract Enhancement.

Contract Enhancement Recapture Charge. If you select the 2% Contract Enhancement and then make a partial or total withdrawal from your Contract in the five Contract Years, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancement that we credited to your Contract based on your premiums.  The recapture charge is applied to withdrawals when:

•	the Contract is returned during the free look period;
•	withdrawals exceed the required minimum distribution of the Internal Revenue Code (the entire withdrawal will be assessed the applicable recapture charge);
•	and there is a total withdrawal.

The percentage amount of the recapture charge depends upon (i) the corresponding declining amount of the Contract Enhancement based on the Contract Year when the premium payment being withdrawn was received and (ii) when the charge is imposed based on the Completed Years since the receipt of the related premium.  The percentage amounts of the recapture charges are as follows (please see the examples in Appendix B showing how these recapture charges are applied to withdrawals):

Contract Enhancement Recapture Charge (as a percentage of the corresponding premium payment withdrawn if the optional Contract Enhancement is selected)

2% Contract Enhancement

Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	2%	2%	1.25%	1.25%	0.50%	0%	0%	0%
1-2	2%	1.25%	1.25%	0.50%	0%	0%	0%	0%
2-3	1.25%	1.25%	0.50%	0%	0%	0%	0%	0%
3-4	1.25%	0.50%	0%	0%	0%	0%	0%	0%
4-5	0.50%	0%	0%	0%	0%	0%	0%	0%
5-6	0%	0%	0%	0%	0%	0%	0%	0%
6-7	0%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

For Contracts purchased before May 1, 2010

Contract Enhancement Recapture Charge (as a percentage of the corresponding first year premium payment withdrawn if an optional Contract Enhancement is selected*)

Completed Years Since Receipt of Premium Payment	0-1	1-2	2-3	3-4	4-5	5+
Recapture Charge	2%	2%	1.25%	1.25%	0.5%	0

* For Contracts purchased before May 1, 2010, premium payments received after the first Contract Year are not eligible for a Contract Enhancement and, therefore, those premium payments are not subject to a recapture charge.

If you return your Contract during the free look period, the entire amount of any Contract Enhancement will be recaptured.

The recapture charge percentage will be applied to the corresponding premium reflected in the amount withdrawn.  (Please see the examples in Appendix B).  The amount recaptured will be taken from the Investment Divisions and the Fixed Account in the proportion their respective values bear to the Contract Value.  The dollar amount recaptured from the corresponding premium will never exceed the dollar amount of the Contract Enhancement added to the Contract with respect to that premium payment.

We expect to make a profit on the recapture charge, and examples in Appendix B may assist you in understanding how the recapture charge works.  However, we do not assess the recapture charge on any amounts paid out as:

●	death benefits; or
●
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge).

FutureGuard Guaranteed Minimum Income Benefit Charge.

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge for FutureGuard depends on the endorsement's availability and the frequency of deduction, as explained below.

For Contracts with this GMIB purchased on and after January 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).

For Contracts with this GMIB purchased from January 10, 2005 through January 16, 2006 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  The quarterly charge is waived with respect to the Fixed Account to the extent its deduction would result in a net interest rate of less than the Fixed Account minimum interest rate.  The monthly charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMIB Benefit Base.  The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GMIB Benefit Base, please see “FutureGuard Guaranteed Minimum Income Benefit” beginning on page 230 .  The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection, as applicable.  Similarly, the charge is prorated upon termination of the endorsement.  PLEASE NOTE: The charge for this GMIB will be deducted even if you never use the benefit.  Also, this GMIB only applies to certain optional income payments.

FutureGuard 6 Guaranteed Minimum Income Benefit Charge.

PLEASE NOTE:  EFFECTIVE APRIL 6, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge is 0.075% of the GMIB Benefit Base each Contract Month (0.90% annually).  We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division.  The monthly charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMIB Benefit Base.  Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.  The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GMIB Benefit Base, please see “FutureGuard 6 Guaranteed Minimum Income Benefit” beginning on page 232.  PLEASE NOTE: The charge for this GMIB will be deducted even if you never use the benefit.  Also, this GMIB only applies to certain optional income payments.

7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”) Charge.  The charge for this GMWB is expressed as an annual percentage of the GWB and depends on when the endorsement is added to the Contract.  For more information about the GWB, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 62 .  The charge also depends on the endorsement's availability, the basis for deduction, and the frequency of deduction, as explained below.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Contracts to which this GMWB is added on and after January 17, 2006 (subject to availability), the charge is:

Maximum Annual Charge	Current Annual Charge
Monthly	Monthly
0.75%	0.42%

You pay the applicable annual percentage of the GWB each Contract Month.  But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine the value of an Accumulation Unit.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

For Contracts to which this GMWB was added before January 17, 2006, the charge is:

Maximum Annual Charge	Current Annual Charge
0.70%	0.40%

You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

We reserve the right to prospectively change the charge on new Contracts, or if you select the benefit after your Contract is issued, subject to the applicable maximum annual charge.  For Contracts to which this GMWB is added on and after January 17, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 62 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”) Charge. If you select the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up on or after May 1, 2010, you pay the charge, currently 0.05% of the GWB each Contract Month (0.60% annually), subject to a maximum annual charge of 1.20%.  If you selected the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up before May 1, 2010, you pay the charge, currently 0.0375% of the GWB each Contract Month (0.45% annually), subject to a maximum annual charge of 0.81%.  We will waive the charge at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 66 .

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge: on new Contracts or upon election of a Step-Up – subject to the applicable maximum charge.

The actual deduction of the charge will be reflected in your quarterly statement.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit With 5-year Step-Up” beginning on page 66 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge.     The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).   The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 72 .

5% GMWB With Annual Step-Up
Annual Charge	Maximum	Current
For endorsements purchased on or after May 1, 2011	1.74%	0.87%
For endorsements purchased before May 1, 2011	1.47%	0.66%
Charge Basis	GWB
Charge Frequency	Monthly	Monthly

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

For GMWBs purchased prior to May 1, 2011, the following charge reductions may apply.  The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date.  After the fifth Contract Anniversary if no withdrawals have been taken, you will pay 0.0375% of the GWB each Contract Month (0.45% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually).

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or , for GMWBs issued before May 1, 2011, with a step-up that you request (not on step-ups that are automatic) – subject to the maximum annual charge.

For GMWBs issued on or after May 1, 2011, we may also change the charge when there is a Step-Up on or after the second Contract Anniversary, subject to the maximum annual charge.  In this case, if the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary or Contract Quarterly Anniversary.  You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.  While electing to discontinue the automatic Step-Ups will prevent an increase in the charge, discontinuing Step-Ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase.  You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 days prior to the Contract Anniversary or Contract Quarterly Anniversary.

We stop deducting this charge on the earlier of the date that the GMWB is terminated,   or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (AutoGuard 5) ” beginning on page 72 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GWB, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 77 .

6% GMWB With Annual Step-Up
Annual Charge	Maximum	Current
For endorsements purchased on or after May 1, 2011	2.04%	1.02%
For endorsements purchased before May 1, 2011	1.62%	0.87%
Charge Basis	GWB
Charge Frequency	Monthly	Monthly

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.   We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

For GMWBs purchased before May 1, 2011, the following charge reductions may apply. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date.  If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.05% of the GWB each Contract Month (0.60% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each Contract Month (0.30% annually).

We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or, for GMWBs issued before May 1, 2011, with a step-up that you request (not on step-ups that are automatic) – subject to the maximum annual charge.

For GMWBs issued on or after May 1, 2011, we may also change the charge when there is a Step-Up on or after the second Contract Anniversary, subject to the maximum annual charge.  In this case, if the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary or Contract Quarterly Anniversary.  You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.  While electing to discontinue the automatic Step-Ups will prevent an increase in the charge, discontinuing Step-Ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase.  You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 days prior to the Contract Anniversary or Contract Quarterly Anniversary.

We stop deducting this charge on the earlier of the date that the GMWB is terminated, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (AutoGuard 6) ” beginning on page 77 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”) Charge.  If you select the 5% GMWB Without Step-Up, you will pay 0.0175% of the GWB each Contract Month (0.21% annually).  The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 81 .

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value pro rata basis over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  The charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

Similarly, the charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date.  After the fifth Contract Anniversary if no withdrawals have been taken, you will pay 0.0125% of the GWB each Contract Month.  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month.

We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to a maximum charge of 0.51% annually.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information.  Our contact information is on the first page of the prospectus.  Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 81 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”) Charge.  The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract.  The charge varies by age group (see table below).  For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 85 .  With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum	Current
Ages 45 – 49	0.87%	0.42%
50 – 54	0.87%	0.42%
55 – 59	1.20%	0.66%
60 – 64	1.32%	0.75%
65 – 69	1.47%	0.90%
70 – 74	0.87%	0.51%
75 – 80	0.60%	0.36%
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each month.  But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 85 .  Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 85 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract.  The charge varies by age group (see table below).  For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 91 .  With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum	Current
Ages 45 – 49	1.02%	0.57%
50 – 54	1.17%	0.72%
55 – 59	1.50%	0.96%
60 – 64	1.50%	0.96%
65 – 69	1.50%	0.96%
70 – 74	0.90%	0.57%
75 – 80	0.66%	0.42%
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each month.  But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated upon termination of the endorsement for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 91 .  Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 91 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract.  The charge varies by age group (see table below).  For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up” beginning on page 98 .  With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.
Annual Charge	Maximum	Current
Ages 45 – 49	0.87%	0.42%
50 – 54	1.02%	0.57%
55 – 59	1.47%	0.87%
60 – 64	1.47%	0.87%
65 – 69	1.20%	0.66%
70 – 74	0.75%	0.36%
75 – 80	0.57%	0.30%
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each month.  But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up” beginning on page 98 .  Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up” beginning on page 98 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract.  For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 104 .  The charge varies by age group (see table below), and both Covered Lives must be within the eligible age range.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum	Current
Ages 45 – 49	1.02%	0.57%
50 – 54	1.02%	0.57%
55 – 59	1.35%	0.81%
60 – 64	1.47%	0.90%
65 – 69	1.62%	1.05%
70 – 74	1.02%	0.66%
75 – 80	0.75%	0.51%
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each month.  But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 104 .  Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 104 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus With Joint Option”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract.  For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Annual Step-Up” beginning on page 110 .  The charge varies by age group (see table below) and both Covered Lives must be within the eligible age range.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum	Current
Ages 45 – 49	1.11%	0.66%
50 – 54	1.26%	0.81%
55 – 59	1.71%	1.11%
60 – 64	1.71%	1.11%
65 – 69	1.47%	0.90%
70 – 74	1.02%	0.60%
75 – 80	0.81%	0.57%
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each month.  But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up” beginning on page 110 .  Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up” beginning on page 110 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”) Charge. If you select the For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.08% of the GWB each Contract Month (0.96% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 117 .

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.50% annually.
The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 117 .  Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 117 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”) Charge. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.0975% of the GWB each Contract Month (1.17% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 124 .

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.71% annually.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 124 .  Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 124 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”) Charge.  If you select the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.08% of the GWB each Contract Month (0.96% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up” beginning on page 131 .  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum charge of 1.50% annually.  We may also change the charge when there is a Step-Up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 131 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 131 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Note: The above section describes the charge for the LifeGuard Freedom GMWB only.  If you purchase the LifeGuard Freedom DB, additional charges apply for that benefit.  Please see “Optional Death Benefit - LifeGuard Freedom DB Charge” on page 53 for details.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”) Charge. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.105% of the GWB each Contract Month (1.26% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up” beginning on page 141 .  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum charge of 1.86% annually.  We may also change the charge when there is a Step-Up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 141 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 141 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”) Charge. If you select the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.08% of the GWB each Contract Month (0.96% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 152 .  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum annual charge of 1.50% annually.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 158 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 152 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Note: The above section describes the charge for the LifeGuard Freedom 6 GMWB only.  If you purchase the LifeGuard Freedom 6 DB, additional charges apply for that benefit.  Please see “Optional Death Benefit - LifeGuard Freedom 6 DB Charge” under “Contract Charges”, beginning on page 53 for details.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”) Charge. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.105% of the GWB each Contract Month (1.26% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 160 .  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum annual charge of 1.86% annually.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 167 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 160 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge.  If you select the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount, you will pay 0.0875% of the GWB each Contract Month (1.05% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 169 .  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts subject to the maximum annual charge of 2.10% annually.  We may also change the charge when there is a step-up on or after the second Contract Anniversary (fifth Contract Anniversary if this endorsement was issued before October 11, 2010), again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 178 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 169 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”) Charge.  If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount, you will pay 0.125% of the GWB each Contract Month (1.50% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 181 .  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts subject to the maximum annual charge of 3.00% annually.  We may also change the charge when there is a step-up on or after the second Contract Anniversary (fifth Contract Anniversary if this endorsement was issued before October 11, 2010), again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 181 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 181 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”) Charge.  The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract.  For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 193 .  The charge varies by age group.  The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below.  With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE:  EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.

For Contracts to which this GMWB was added before May 1, 2006 (subject to availability), the charge for each age group is:

Annual Charge	Maximum	Current
Ages 60 – 64	1.32%	0.90%
65 – 69	0.87%	0.60%
70 – 74	0.60%	0.51%
75 – 80	0.51%	0.42%
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each Contract Month.  But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

For Contracts to which this GMWB was added before January 17, 2006, the charge for each age group is:

Annual Charge	Maximum	Current
Ages 60 – 64	1.30%	0.90%
65 – 69	0.85%	0.60%
70 – 74	0.60%	0.50%
75 – 80	0.50%	0.40%
Charge Basis	Investment Divisions
Charge Frequency	Daily

You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.  The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made.  But this charge reduction is not available upon the spouse's continuation of the Contract.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  For Contracts to which this endorsement was added from January 17, 2006 through April 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 193 .  Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information.  Our contact information is on the first page of the prospectus.  Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 193 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract.  For more information about the GWB, please see “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 199 .  The charge varies by age group.  The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below.  With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE:  EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.

For Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006 (subject to availability), the charge for each age group is:

Annual Charge	Maximum	Current
Ages 50 – 54	0.87%	0.66%
55 – 59	0.66%	0.51%
60 – 64	0.51%	0.36%
65 – 69	0.36%	0.27%
70 – 74	0.30%	0.21%
75 – 80	0.21%	0.15%
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each Contract Month.  But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

For Contracts to which this GMWB was added before January 17, 2006, the charge for each age group is:

Annual Charge	Maximum	Current
Ages 50 – 54	0.85%	0.65%
55 – 59	0.65%	0.50%
60 – 64	0.50%	0.35%
65 – 69	0.35%	0.25%
70 – 74	0.30%	0.20%
75 – 80	0.20%	0.15%
Charge Basis	Investment Divisions
Charge Frequency	Daily

You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.  The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made.  But this charge reduction is not available upon the spouse's continuation of the Contract.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  For Contracts to which this endorsement is added from January 17, 2006 through April 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement even if the For Life Guarantee would become invalid through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 199 .  Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information.  Our contact information is on the first page of the prospectus.  Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 199 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “LifeGuard Freedom Flex GMWB” beginning on page 206 .

	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	1.80%	0.90%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.04%	1.02%
6% Bonus and Annual Step-Up	1.92%	0.96%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.22%	1.11%
7% Bonus and Annual Step-Up	2.22%	1.11%
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.52%	1.26%
8% Bonus and Annual Step-Up	2.64%	1.32%
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each Contract Month.  We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted over each applicable Investment Division.  We deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge.  We may also change the charge when there is a Step-Up on or after the second Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic Step-Ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic Step-Ups will prevent an increase in the charge, discontinuing Step-Ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  We will, however, stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “LifeGuard Freedom Flex GMWB” beginning on page 214 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “LifeGuard Freedom Flex GMWB” beginning on page 206 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Note: The above section describes the charge for the LifeGuard Freedom Flex GMWB only.  If you purchase the LifeGuard Freedom Flex DB, additional charges apply for that benefit.  Please see “Optional Death Benefit - LifeGuard Freedom Flex DB Charge” under “Contract Charges” beginning on page 54 for details.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “LifeGuard Freedom Flex With Joint Option” beginning on page 217 .

	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.10%	1.05%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.52%	1.26%
6% Bonus and Annual Step-Up	2.52%	1.26%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	3.00%	1.50%
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each Contract Month.  We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted over each applicable Investment Division.  We deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge.  We may also change the charge when there is a Step-Up on or after the second Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic Step-Ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic Step-Ups will prevent an increase in the charge, discontinuing Step-Ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  We will, however, stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 226 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 217 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Optional Death Benefit – Highest Anniversary Value Death Benefit Charge.  There is no charge for the Contract's basic death benefit.  However, if you select the Highest Anniversary Value Death Benefit, you will pay 0.25%, subject to a maximum of 0.40% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.  We stop deducting this charge on the date you annuitize.

Optional Death Benefit – LifeGuard Freedom DB Charge.  PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THE LIFEGUARD FREEDOM DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.  There is no additional charge for the Contract's basic death benefit.  However, if you select the LifeGuard Freedom DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom GMWB, you will pay two separate charges for the combined benefit.  For LifeGuard Freedom DB, you will pay 0.05% of the GMWB Death Benefit each Contract Month (0.60% annually).  The charge for LifeGuard Freedom DB, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom GMWB, which is based on a percentage of the Guaranteed Withdrawal Balance (GWB) and paid each Contract Month at the rate of 0.96% annually.  For more information about the GMWB Death Benefit, please see “LifeGuard Freedom DB” under “Optional Death Benefits”, beginning on page 236 .  For more information about the charges for LifeGuard Freedom GMWB, please see page 46 , and for benefit information, including the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 131 .

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division.  The monthly charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit.  Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.  We stop deducting this charge on the date you annuitize.

Optional Death Benefit – LifeGuard Freedom 6 DB Charge. There is no additional charge for the Contract's basic death benefit.  However, if you select the LifeGuard Freedom 6 DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom 6 GMWB, you will pay two separate charges for the combined benefit.  For LifeGuard Freedom 6 DB, you will pay 0.05% of the GMWB Death Benefit each Contract Month (0.60% annually).  The charge for LifeGuard Freedom 6 DB, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom 6 GMWB, which is based on a percentage of the Guaranteed Withdrawal Balance (GWB)

and paid each Contract Month at the rate of 0.96% annually.  For more information about the GMWB Death Benefit, please see “LifeGuard Freedom 6 DB” under “Optional Death Benefits”, beginning on page 238 .  For more information about the charges for LifeGuard Freedom 6 GMWB, please see page 47 , and for benefit information, including the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 152 .

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division.  The monthly charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit.  Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.  We stop deducting this charge on the date you annuitize. PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THE LIFEGUARD FREEDOM 6 DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Optional Death Benefit – LifeGuard Freedom Flex DB Charge. If you select the LifeGuard Freedom Flex DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options), you will pay two separate charges for the combined benefit.  For LifeGuard Freedom Flex DB, you will pay 0.06% of the GMWB Death Benefit each Contract Month (0.72% annually).  The charge for LifeGuard Freedom Flex DB, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom Flex GMWB, which is based on a percentage of the Guaranteed Withdrawal Balance (GWB) and paid each Contract Month at the current rate of 0.96% annually.  For more information about the GMWB Death Benefit, please see “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 239.  For more information about the charges for LifeGuard Freedom Flex GMWB, please see page 51 , and for benefit information, including the GWB, please see “LifeGuard Freedom Flex GMWB” beginning on page 206.

We deduct the charge from your Contract Value.  The charge is pro rata deducted over each applicable Investment Division.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit.  Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.

Other Expenses. We pay the operating expenses of the Separate Account including those not covered by the mortality and expense and administrative charges.  There are deductions from and expenses paid out of the assets of the Fund.  These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC.  For more information, please see the “Fund Operating Expenses” table beginning on page 14.

Premium Taxes. We pay any premium taxes and may make a deduction from your Contract Values for them.  Currently, the deduction would be 2% of a premium payment, but we are not required to pay premium taxes.

Income Taxes. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division.  No federal income taxes are applicable under present law, and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC (“JNLD”), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts.  JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company (“Jackson®”), Jackson of NY's parent.

The Contract is offered to customers of various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any legal responsibility to pay amounts that are owed under the Contract. The obligations and guarantees under the Contract are the sole responsibility of Jackson.  The financial institution, brokerage firm or insurance agency is responsible for delivery of various related disclosure documents and the accuracy of their oral description and recommendation of the purchase of the Contract.

Commissions are paid to broker-dealers who sell the Contracts.  While commissions may vary, they are not expected to exceed 8% of any premium payment.  Where lower commissions are paid up front, we may also pay trail commissions.  We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions.  These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support.  They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products.  They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives.  Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.  While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by JNLD are overrides and marketing support payments.  Overrides are payments that are designed as consideration for product placement, assets under management and sales volume.  Overrides are generally based on a fixed percentage of product sales and generally range from 10 to 50 basis points (0.10% to 0.50%).  Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars.  Examples of such payments include, but are not limited to, reimbursements for representative training or “due diligence” meetings (including travel and lodging expenses), client events , and business development and educational enhancement items , including payments to third party vendors for such items .  Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.  Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.

Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2010 from the Distributor in relation to the sale of our variable insurance products:

Commonwealth Financial Network
First Allied Securities, Inc.
Invest Financial Corporation
Investment Centers of America, Inc.
Lincoln Financial Advisors
LPL Financial Corporation
Merrill Lynch, Pierce, Fenner & Smith, Inc.
MML Investors Services Inc.
Morgan Keegan & Company
National Planning Corporation
NEXT Financial Group, Inc
Raymond James
RBC Capital Markets Corp.
Securities America, Inc.
Signator Investors, Inc.
SII Investments, Inc.
Transamerica Financial Advisors, Inc.
UBS Financial Services, Inc.
Wells Fargo Advisors LLC
Woodbury Financial Services, Inc.

Please see Appendix C for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2010 from the Distributor in relation to the sale of our variable insurance products.  While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.

We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission.  You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus.  Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law.  We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges.  Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

•	National Planning Corporation,

•	SII Investments, Inc.,

•	IFC Holdings, Inc. d/b/a Invest Financial Corporation,

•	Investment Centers of America, Inc., and

•	Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates.  The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation.   Our affiliated broker-dealers may also sell the retail mutual funds of certain sub-advisers.  In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the “Other Contracts”) issued by Jackson of NY and Jackson, its parent.  Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation.  Unaffiliated broker-dealers are also compensated at the standard rates of compensation.  The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson of NY or our affiliates, may be greater or less than the total compensation on similar or other products.  The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives.  The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.  You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

PURCHASES

Minimum Initial Premium:

•	$25,000 (Qualified and Non-Qualified)

Minimum Additional Premiums:

•	$2,000 for a qualified plan

•	$5,000 for a non-qualified plan

•	You can pay additional premiums at any time during the accumulation phase

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts.  We reserve the right to limit the number of Contracts that you may purchase.  We also reserve the right to refuse any premium payment.

Maximum Premiums:

•	The maximum aggregate premiums you may make without our prior approval is $1 million.

The payment of subsequent premiums relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the death benefits, this GMIB or any GMWB.  The payment and timing of subsequent premium payments may also affect the value of the Contract Enhancement.

Allocations of Premium. You may allocate your premiums to one or more of the Fixed Account and Investment Divisions.  Each allocation must be a whole percentage between 0% and 100%.  The minimum amount you may allocate to an Investment Division or to the Fixed Account is $100.  We will allocate any additional premiums you pay in the same way unless you instruct us otherwise.  These allocations will be subject to our minimum allocation rules described above.

You may not allocate your Contract Values among more than 18 Investment Divisions and the Fixed Account at any one time.

We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract.  If we do not receive all of the information that we require, we will contact you to get the necessary information.  If for some reason we are unable to complete this process within five business days, we will return your money.

Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Optional Contract Enhancement.  You may elect the 2% Contract Enhancement endorsement. The 2% Contract Enhancement endorsement is available only at the time you purchase your Contract and to Owners 87 years old and younger.  If elected, the 2% Contract Enhancement endorsement cannot be canceled.

If the optional Contract Enhancement endorsement is elected, then at the end of any business day in the first five Contract Years when we receive a premium payment, we will credit your Contract Value with a Contract Enhancement.  The actual Contract Enhancement percentage applied to the premium payment varies, depending upon the Contract Year in which you make your payment.   Therefore, the dollar amount of the actual Contract Enhancement credited to your Contract Value also varies, depending on the Contract Enhancement percentage applied and the amount of the premium payment.  The Contract Enhancement percentage applied to a premium payment is generally a declining and lesser percentage for premium payments received after the first Contract Year (see the schedule below).

In addition, since total expenses for a Contract with a Contract Enhancement are higher than those for a Contract without a Contract Enhancement, it is possible that upon surrender you will receive less money back than you would have if you had not elected a Contract Enhancement.  This is discussed further below.

2% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5+
Contract Enhancement Percentage of the Premium Payment	2.00%	2.00%	1.25%	1.25%	0.50%	0%

For Contracts issued before May 1, 2010, we will credit your Contract Value with an additional 2% of your payment, but will not credit any Contract Enhancements to premium payments received after the first Contract Year.

Your Contract Value will reflect any gains or losses attributable to the Contract Enhancement.  The Contract Enhancement, and any increase in value attributable to the Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

There is a charge for the optional Contract Enhancement endorsement that is assessed against the Investment Divisions and the Fixed Account.  Also, your withdrawals could be subject to a recapture charge.  For more information, please see “Contract Enhancement Charge” and “Contract Enhancement Recapture Charge” beginning on page 35 .  We expect to profit from certain charges assessed under the Contract, including the recapture charge, the mortality and expense risk charge and the Contract Enhancement charge.

For Contracts issued before May 1, 2010, if you elect the Contract Enhancement and make more than relatively small premium payments during Contract Years two through five, you would likely have a lower Contract Value than if you had not elected the Contract Enhancement.  Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract Year.

For all contracts, charges for the Contract Enhancement are not assessed after five Contract Years.  Accordingly, the increased Contract Value resulting from the Contract Enhancement is reduced during the first five Contract Years by the operation of the Contract Enhancement Charge.  If you make premium payments only in the first Contract Year and do not make a withdrawal during the first five years, at the end of the five-year period that the Contract Enhancement Charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected the Contract Enhancement, regardless of investment performance.  Contract Values may also be higher if you pay additional premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement charge for less than five full years.

In the first five Contract Years, the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) for

•	death benefits computed on the basis of Contract Value; and

•	withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code.

Accumulation Units. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select.  In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an “Accumulation Unit.”  During the income phase we use a measure called an “Annuity Unit.”

Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

•	determining the total amount of assets held in the particular Investment Division;

•	subtracting any asset-based charges and taxes chargeable under the Contract; and

•	dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an Accumulation Unit is expected to vary from day to day.  The base Contract has a different Accumulation Value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit value.

When you make a premium payment, we credit your Contract with Accumulation Units.  The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations.  There may be periods when we do not offer any Fixed Account, or when we impose special transfer requirements on the Fixed Account.  If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then current interest rate for the applicable Fixed Account option.

You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Restrictions on Transfers: Market Timing. The Contract is not designed for frequent transfers by anyone.  Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund.  Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing.  Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract.  To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days.  Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

•	limiting the number of transfers over a period of time;

•	requiring a minimum time period between each transfer;

•	limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

•	limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days.  In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size.  We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary.  If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer.  We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption.  We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program.  We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship.  These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application.  Please contact our Jackson of NY Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures.  We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract.  We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time.  If these policies and procedures are ineffective, the adverse consequences described above could occur.  We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TELEPHONE AND INTERNET TRANSACTIONS

The Basics. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephone transfer privileges, as described above.  Our Jackson of NY Service Center representatives are available during business hours to provide you with information about your account.  We require that you provide proper identification before performing transactions over the telephone or through our Internet website.  For Internet transactions, this will include a Personal Identification Number (PIN).  You may establish or change your PIN at www.jackson.com.

What You Can Do and How. You may make transfers by telephone or through the Internet unless you elect not to have this privilege.  Any authorization you provide to us in an application, at our web-site or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary.  To notify us, please call us at the Jackson of NY Service Center.  Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

What You Can Do and When. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you.  If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day.  Otherwise the instructions will be carried out the next business day.  We will retain permanent records of all web-based transactions by confirmation number.  If you do not receive an electronic acknowledgement, you should telephone our Jackson of NY Service Center immediately.

How to Cancel a Transaction. You may only cancel an earlier telephone or electronic transfer requests made on the same day by calling the Service Center before the New York Stock Exchange closes.  Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephonic or electronic authorizations are genuine.  Our procedures include requesting identifying information and tape-recording telephone communications, and other specific details.  We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize.  However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times.  We also reserve the right to modify, limit, restrict or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege.  Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

•	by making either a partial or complete withdrawal;

•	by electing the Systematic Withdrawal Program;

•	by electing a Guaranteed Minimum Withdrawal Benefit; or

•	by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

When you make a complete withdrawal, you will receive the value of your Contract as of the end of the business day your request is received by us in Good Order, minus any applicable premium taxes, the annual contract maintenance charge and charges due under any optional endorsement.

Your withdrawal request must be in writing.  We will accept withdrawal requests submitted via facsimile.  There are risks associated with not requiring original signatures in order to disburse the money.  To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature, of any address change.  We do not assume responsibility for improper disbursement if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Investment Division or Fixed Account from which you are making the withdrawal.  If you are not specific, your withdrawal will be taken from your allocations to the Fixed Account and Investment Divisions based on the proportion their respective values bear to the Contract Value.  With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage.  After your withdrawal, at least $100 must remain in each Investment Division or Fixed Account from which the withdrawal was taken.  A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal.  There are conditions and limitations, so please contact our Jackson of NY Service Center for more information.  Our contact information is on the cover page of this prospectus.  We neither endorse any investment advisers, nor make any representations as to their qualifications.  The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.  There are limitations on withdrawals from qualified plans.  For more information, please see “TAXES” beginning on page 242 .

Guaranteed Minimum Withdrawal Benefit Considerations. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their Beneficiaries.  The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments.  A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs.  Moreover, the GMWB does not assure that you will receive any return on your investments.  The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation.  Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns.  The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up.  However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

Payments under the GMWB will first be made from your Contract Value.  Our obligations to pay you more than your Contract Value will only arise under limited circumstances.  Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The Joint For Life GMWB with Bonus and Step-Up and the Joint For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount endorsements are available only to spouses and differ from the For Life GMWB with Bonus and Step-Up without the Joint Option and the For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount without the Joint Option endorsements (which are available to spouses and unrelated parties) and enjoy the following advantages:

●
If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective.  (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the “LifeGuard Freedom Flex GMWB With Joint Option” on page 217 and the For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount with the Joint Option subsection beginning on page 181 .)

●
If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

The Joint For Life GMWBs have a higher charge than the respective For Life GMWBs without the Joint Option.

Guaranteed Minimum Withdrawal Benefit Important Special Considerations.  Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin.  The Income Date is either a date that you choose or the Latest Income Date.  The Latest Income Date is generally the date on which the Owner attains age 95 under a Non-Qualified Contract (age 90, unless otherwise approved by the Company, if your Contract was issued before April 6, 2009), or such earlier date as required by the applicable qualified plan, law or regulation.  (For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 228 .

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you.  Naturally, you should discuss with your Jackson of NY representative whether a GMWB is even suitable for you.  Consultation with your financial and tax advisor is also recommended.

These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date.  Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize.  To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation.  After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date.  Please also see “Extension of Latest Income Date” beginning on page 244 for further information regarding possible adverse tax consequences of extending the Latest Income Date.

In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements or whether there are other IRA holdings that can satisfy the aggregate RMD requirements.  With regard to other qualified plans, you must determine what your qualified plan permits.  Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire.  You do not necessarily have to annuitize your Contract to meet the minimum distribution.

Finally, please note that withdrawals in excess of certain limits may have a significantly negative impact on the value of your GMWB through prematurely reducing the benefit's Guaranteed Withdrawal Balance (GWB) and Guaranteed Annual Withdrawal Amount (GAWA) and, therefore, cause your GMWB to prematurely terminate.  Please see the explanations of withdrawals under each of the following GMWB descriptions for more information concerning the effect of excess withdrawals.

7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”).  The following description is supplemented by some examples in Appendix D that may assist you in understanding how the calculations are made in certain circumstances.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 7% GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract) or a

Guaranteed Minimum Income Benefit (GMIB).  We may limit availability of this optional endorsement.  Once selected, the 7% GMWB cannot be canceled.  If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 7% GMWB may also be selected after the Issue Date within the 30 days before any Contract Anniversary.  If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D).  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount.  Upon selection, the GAWA is equal to 7% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%.  However, withdrawals are not cumulative.  If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year.  If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced.  Contract Enhancement recapture charges that may apply are also taken into consideration in calculating your withdrawal amount.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is hit.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract value, likely reducing the GAWA, too.  Withdrawals greater than GAWA impact the GAWA differently, depending on when you selected the 7% GMWB, because the calculation is different.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or
•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

•	the GAWA prior to the partial withdrawal; or
•	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal; or
•	the GWB after the partial withdrawal;

- or -

For Contracts to which this endorsement was added on and after May 2, 2005, 7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

For Contracts to which this endorsement was added before May 2, 2005, 7% of the greater of:

1.	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
2.	the GWB after the partial withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA (or required minimum distribution (RMD), if applicable – see below) may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D).  For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any applicable charges and adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 242 .

For certain tax-qualified Contracts to which the 7% GMWB is added on and after January 17, 2006 (subject to availability), withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) are allowed, under certain circumstances, to meet the Contract's RMDs under the Internal Revenue Code (Code), and the endorsement's guarantees will not be compromised.  Otherwise, the GWB and GAWA could be adversely recalculated, as described above.

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 7% GMWB, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $0.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 7% GMWB ultimately suits your needs relative to your RMD requirements.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	7% of the new GWB; Or
	●	The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

•	For Contracts to which the 7% GMWB was added before January 17, 2006, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date.  The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Your spouse may elect to “step-up” on the continuation date.  If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon “step-up” is the Contract Value, including any adjustments applied on the continuation date.  Any subsequent “step-up” must follow the “step-up” restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

Termination.  The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB.  The 7% GMWB also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract.

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 61 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups.  This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the earlier of:

●	The Owner's (or any joint Owner's) death;
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date; and once added cannot be canceled.  This GMWB is not currently available after the Contract Issue Date.   We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

PLEASE NOTE: Prior to May 1, 2010, this GMWB was available to add to a Contract after the Issue Date, on any Contract Anniversary.  Effective May 1, 2010, this GMWB may only be added to a Contract on the Issue Date and can no longer be added to a Contract on any Contract Anniversary after the Issue Date.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary (for Contracts issued before May 1, 2010) –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you instead added this GMWB to your Contract post issue on a Contract Anniversary, the GWB was calculated based on Contract Value, which included any previously applied Contract Enhancements, and, as a result, we subtracted any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, this GMWB might be continued by a spousal Beneficiary.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
0 – 74	7%
75 – 79	8%
80 – 84	9%
85+	10%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).   If the GWB falls below the GAWA, the GAWA will be reset to equal the GWB.  This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted.  For GMWBs issued before May 1, 2010, the GAWA is reset to equal the GWB, if the GWB is less than the GAWA after any withdrawal.  For GMWBs issued on or after May 1, 2010, the GAWA will be reset to equal the GWB if the GWB is less than the GAWA at the end of a Contract Year.  The tables below clarify what happens in each instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
For GMWBs issued before May 1, 2010, the GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the withdrawal; Or
	●	The GWB after the withdrawal.
For GMWBs issued on or after May 1, 2010, the GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

When a withdrawal,	The GWB is recalculated, equaling the greater of:
plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after	●

The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

May 1, 2010 –	●	Zero.
The GAWA is recalculated, equaling:
	●	The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract before May 1, 2010 –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the withdrawal; Or
	●	The GWB after the withdrawal; Or
	●	The GAWA percentage multiplied by the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 242 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  An RMD exceeding our calculation may also result in an Excess Withdrawal for purposes of this GMWB.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  (See Examples 6 and 7 in Appendix D.)

Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.  Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the payment; Or
	●	The GWB after the payment.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, no death benefit is payable.

Spousal Continuation.  If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner.
If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB.  Your spouse may elect to Step-Up on the continuation date.  If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon Step-Up is the Contract Value, including any adjustments applied on the continuation date.  Any subsequent Step-Up must follow the Step-Up restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 241 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The first date both the GWB and the Contract Value equals zero; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB.  The GAWA percentage will not change after election of this option.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 61 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”).  The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

This is a Guaranteed Minimum Withdrawal Benefit which permits an Owner to make partial withdrawals prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.   This GMWB is not currently available to add to a Contract after the Contract Issue Date.  It may be made available in the future on any Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  We may further limit the availability of this optional endorsement.  Once selected, the 5% GMWB With Annual Step-Up cannot be canceled.

This GMWB is available to Owners 80 years old and younger on the Contract’s Issue Date, or on the date on which this endorsement is selected if after the Contract’s Issue Date (subject to availability).  We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code.  Otherwise, changes of Owner are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.

If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes, plus (for GMWBs issued on or after May 1, 2011) any Contract Enhancement will be used as the basis for determining the GWB.   For GMWBs issued before May 1, 2011, the GWB will not include any Contract Enhancement.  The 5% GMWB With Annual Step-Up may also be selected after the Issue Date (subject to availability) within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less (for GMWBs issued before May 1, 2011) any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D).  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below).  Upon selection, the GAWA is equal to 5% of the GWB.  The GAWA will generally not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%.  However, withdrawals are not cumulative.  If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year.  If you withdraw more than 5%,   the GWB may be reduced by more than the amount of the withdrawal and the GAWA will likely be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.   If the GWB falls below the GAWA, the GAWA will be reset to equal the GWB.  This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted.  For GMWBs issued before May 1, 2011, the GAWA is reset to equal the GWB if the GWB is less than the GAWA after any withdrawal.  For GMWBs issued on or after May 1, 2011, both at the time of an excess Withdrawal (see below) and at the end of a Contract Year, the GAWA will be reset to equal the GWB if the GWB is less than the GAWA.

Asset allocation fees, Contract Enhancement recapture charges , and other charges and adjustments are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the premium payment , net of any applicable premium taxes, plus (for GMWBs issued on or after May 1, 2011) any Contract Enhancement.  Also, the GAWA will increase by either (a) 5% of the sum of i) the subsequent premium payment less any applicable taxes, plus ii) (for GMWBs issued on or after May 1, 2011) any Contract Enhancement, or (b) 5% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, as well .  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than the GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 4, 5, and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “Required Minimum Distribution Calculations” below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA or RMD, as applicable, the GWB is equal to the greater of:

●	the GWB prior to the partial withdrawal less the partial withdrawal; or
●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, the GAWA is recalculated as follows:

1.	For GMWBs issued before May 1, 2011, the GAWA is equal to the lesser of:
●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal.

2.	For GMWBs issued on or after May 1, 2011, the GAWA is unchanged at the time of the withdrawal. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GWB is equal to the greater of:

●
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or
●	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	the total amount of the current partial withdrawal, or
●	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GWB is equal to the lesser of:

●	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
●	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal; or
●	5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D).  For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any recapture charges , asset allocation fees and other charges and adjustments .

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees , and partial 1035 exchanges .  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 242 .

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 5% GMWB With Annual Step-Up, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up  for GMWBs issued on or after May 1, 2011.  If no withdrawals have been taken from the Contract following the date this GMWB is issued, on each Contract Quarterly Anniversary, if the Contract Value on that date is greater than the GWB, the GWB will be reset to the Contract Value on the Contract Quarterly Anniversary. After the first withdrawal has been taken from the Contract, step-ups will no longer be determined on Contract Quarterly Anniversaries. Instead, step-ups will be determined on each Contract Anniversary.  If the Contract Value is greater than the GWB on the Contract Anniversary, the GWB will be reset to the Contract Value on the Contract Anniversary.  If the first withdrawal from the Contract is taken on a Contract Quarterly Anniversary that is not a Contract Anniversary, there will be no step-up on that Contract Quarterly Anniversary and the next step-up determination will occur on the next Contract Anniversary.  Upon Step-Up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic Step-Ups.  Such election must be received in Good Order prior to the Contract Anniversary or Contract Quarterly Anniversary.  While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing Step-Ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary or Contract Quarterly Anniversary.

Step-Up for GMWBs issued before May 1, 2011. On each of the first 12 Contract Anniversaries from the effective date of the GMWB, the GWB will automatically reset to the greater of the Contract Value or the GWB before step-up, and the GAWA becomes the greater of 5% of the new GWB or the GAWA before step-up.   On or after the 13th Contract Anniversary from the effective date of the GWB, you may elect to step-up the GWB to the Contract Value.  This election may be made  at any time upon your written request, so long as there is at least one year between step-ups.  Upon election of a step-up , the GMWB charge may be increased, subject to the maximum annual charge.  The request will be processed and effective on the day we receive the request in Good Order.  Before deciding to “step-up,” please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a Step-up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when the Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Step-ups will continue as permitted (as described above), and Contract Anniversaries and Contract Quarterly Anniversaries will continue to be based on the original Contract's Issue Date.  Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up.  The 5% GMWB With Annual Step-Up also terminates with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract) or the death of a joint Owner: on the Latest Income Date; upon the first date both the GWB and Contract Value equal zero; or upon conversion, if available – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.   For GMWBs issued before May 1, 2011, upon your death as the Owner, your Beneficiary will receive the scheduled payments until the GWB is reduced to zero.  For GMWBs issued on or after May 1, 2011, upon your death as Owner, or death of a joint Owner, all payments cease.   No other death benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.   In addition, no adjustments will be made to the GAWA after election of this option, nor will a commuted value be available.  For GMWBs issued on or after May 1, 2011, this income option is only available on your Latest Income Date (see “Income Payments (the Income Phase)”) on page 228.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 61 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”).  The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

This is a Guaranteed Minimum Withdrawal Benefit, which permits an Owner to make partial withdrawals prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.   This GMWB is not currently available to add to a Contract after the Contract Issue Date.  It may be made available in the future on any Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We may further limit the availability of this optional endorsement.  Once selected, the 6% GMWB With Annual Step-Up cannot be canceled.

This GMWB is available to Owners 80 years old and younger on the Contract’s Issue Date, or on the date on which this endorsement is selected if after the Contract’s Issue Date (subject to availability).  We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code.  Otherwise, changes of Owner are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.

If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes, plus (for GMWBs issued on or after May 1, 2011) any Contract Enhancement, will be used as the basis for determining the GWB.   For GMWBs issued before May 1, 2011, the GWB will not include any Contract Enhancement.  The 6% GMWB With Annual Step-Up may also be selected after the Issue Date (subject to availability) within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less (for GMWBs issued before May 1, 2011) any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D).  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below).  Upon selection, the GAWA is equal to 6% of the GWB.  The GAWA will generally not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%.  However, withdrawals are not cumulative.  If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year.  If you withdraw more than 6%, the GWB may be reduced by more than the amount of the withdrawal and the GAWA will likely be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.   If the GWB falls below the GAWA, the GAWA will be reset to equal the GWB.  This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted.  For GMWBs issued before May 1, 2011, the GAWA is reset to equal the GWB if the GWB is less than the GAWA after any withdrawal.  For GMWBs issued on or after May 1, 2011, both at the time of an excess Withdrawal (see below) and at the end of a Contract Year, the GAWA will be reset to equal the GWB if the GWB is less than the GAWA.

Asset allocation fees , Contract Enhancement recapture charges, and other charges and adjustments are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the premium payment, net of any applicable premium taxes, plus (for GMWBs issued on or after May 1, 2011) any Contract Enhancement.  Also, the GAWA will increase by either (a) 6% of the   sum of i) the subsequent premium payment less any applicable taxes plus ii) (for GMWBs issued on or after May 1, 2011) any Contract Enhancement, or (b) 6% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, as well .  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than the GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 4, 5, and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “Required Minimum Distribution Calculations” below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA or RMD, as applicable, the GWB is equal to the greater of:

●	the GWB prior to the partial withdrawal less the partial withdrawal; or
●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, the GAWA is recalculated as follows :
1.	For GMWBs issued before May 1, 2011, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal.

2.	For GMWBs issued on or after May 1, 2011, the GAWA is unchanged at the time of the withdrawal. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA at the time of the partial withdrawal or the RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GWB is equal to the greater of:

●
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or
●	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	the total amount of the current partial withdrawal, or
●	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GWB is equal to the lesser of:

●	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
●	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal, or
●	the GWB after the partial withdrawal, or
●	6% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D).  For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any asset allocation fees, recapture charges and other charges and adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees and  partial 1035 exchanges .  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.   For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 242 .

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 6% GMWB With Annual Step-Up, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 6% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up  for GMWBs issued on or after May 1, 2011.  If no withdrawals have been taken from the Contract following the date this GMWB is issued, on each Contract Quarterly Anniversary, if the Contract Value on that date is greater than the GWB, the GWB will be reset to the Contract Value on the Contract Quarterly Anniversary. After the first withdrawal has been taken from the Contract, step-ups will no longer be determined on Contract Quarterly Anniversaries. Instead, step-ups will be determined on each Contract Anniversary.  If the Contract Value is greater than the GWB on the Contract Anniversary, the GWB will be reset to the Contract Value on the Contract Anniversary.  If the first withdrawal from the Contract is taken on a Contract Quarterly Anniversary that is not a Contract Anniversary, there will be no step-up on that Contract Quarterly Anniversary and the next step-up determination will occur on the next Contract Anniversary.  Upon Step-Up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic Step-Ups.  Such election must be received in Good Order prior to the Contract Anniversary or Contract Quarterly Anniversary.  While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing Step-Ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary or Contract Quarterly Anniversary.

Step-Up for GMWBs issued before May 1, 2011. On each of the first 12 Contract Anniversaries from the effective date of the GMWB, the GWB will automatically reset to the greater of the Contract Value or the GWB before step-up, and the GAWA becomes the greater of 6% of the new GWB or the GAWA before step-up.   On or after the 13th Contract Anniversary from the effective date of the GMWB, you may elect to step-up the GWB to the Contract Value.  This election may be made at any time upon your written request, so long as there is at least one year between step-ups.  Upon election of a step-up , the GMWB charge may be increased, subject to the maximum annual charge.  In addition, the GWB can never be more than $5 million with a Step-Up.  The request will be processed and effective on the day we receive the request in Good Order.  Before deciding to “step-up,” please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when the Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Step-Ups will continue as permitted (as described above), and Contract Anniversaries and Contract Quarterly Anniversaries will continue to be based on the original Contract's Issue Date.  Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up.  The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract) or the death of a joint Owner; on the Latest Income Date; upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.   For GMWBs issued before May 1, 2011, upon your death as the Owner, your Beneficiary will receive the scheduled payments until the GWB is reduced to zero.  For GMWBs issued on or after May 1, 2011, upon your death as Owner, or the death of a joint Owner, all payments cease.   No other death benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.   In addition, no adjustments will be made to the GAWA after election of this option, nor will a commuted value be available.  For GMWBs issued on or after May 1, 2011, this income option is only available on your Latest Income Date (see “Income Payments (the Income Phase)”) on page 228.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 61 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract.  Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”).  The following description is supplemented by some examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB Without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 5% GMWB Without Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We may further limit the availability of this optional endorsement.  Once selected, the 5% GMWB Without Step-Up cannot be canceled.  If you select the 5% GMWB Without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 5% GMWB Without Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 5% GMWB Without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D).  The GWB can never be more than $5 million, and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below).  Upon selection, the GAWA is equal to 5% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%.  However, withdrawals are not cumulative.  If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year.  If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Contract Enhancement recapture charges are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB Without Step-Up.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or
•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

•	the GAWA prior to the partial withdrawal; or
•	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal, or
•	the GWB after the partial withdrawal, or
•	5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D).  For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any recapture charges.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 242 .

For certain tax-qualified Contracts, the 5% GMWB Without Step-Up allows for withdrawals greater than GAWA to meet the RMD under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB Without Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Spousal Continuation.  If you die before annuitizing a Contract with the 5% GMWB Without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 5% GMWB Without Step-Up endorsement already applies to the Contract, the 5% GMWB Without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date.  Upon spousal continuation of a Contract without the 5% GMWB Without Step-Up, if the 5% GMWB Without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 5% GMWB Without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB Without Step-Up.  The 5% GMWB Without Step-Up also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Annuitant) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 61 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 5% GMWB Without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB Without Step-Up.

5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”).  The following description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the Step-Ups and example 9 for the For Life guarantees.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;
The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday).  If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 242 .

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
●	Continue the Contract without this GMWB (GMWB is terminated).
●

Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 241 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 61 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the Step-Ups, example 8 for the bonus and example 9 for the For Life guarantees.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 60th birthday (or with joint Owners, the oldest Owner's 60th birthday).  If the Owner (or oldest Owner) is 60 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If this GMWB was added to your Contract prior to December 3, 2007, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday).  If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

●
With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals
in the current Contract Year, exceeds the
greater of the GAWA or RMD, as applicable,
and this endorsement was added to your
Contract on or after December 3, 2007 –
The GWB is recalculated, equaling the greater of:
●

The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

●	Zero.
The GAWA is recalculated as follows:
●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●

If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

•        The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

•        The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus all prior withdrawals
in the current Contract Year, exceeds the
greater of the GAWA or RMD, as applicable,
and this endorsement was added to your
Contract before December 3, 2007 –
The GWB is recalculated, equaling the lesser of:
●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 242 .

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●

Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
●	Continue the Contract without this GMWB (GMWB is terminated).
●

Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 241 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly statement charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 61 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% (5% if this GMWB is added to the Contract prior to June 4, 2007) and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.

●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●

With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 6% (5% if this GMWB is added to the Contract prior to June 4, 2007) of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus”).  The following description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the Step-Ups, example 8 for the bonus and example 9 for the For Life guarantees.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday).  If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

●
With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 242 .

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.  During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.  Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
○

The Beneficiary is also allowed a Step-Up.  The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the Beneficiary's election to continue the Contract is in Good Order.  Otherwise, the above rules for Step-Ups apply.

	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
●	Continue the Contract without this GMWB (GMWB is terminated).
●

Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 241 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 61 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●

With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

	○	All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
	○	A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if Joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 5% of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the Step-Ups and example 10 for the For Life Guarantee.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.
For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday.  If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age.  Future GMWB charges will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added prior to January 16, 2007, it cannot be canceled except by a spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  If this GMWB is added on January 16, 2007 or later, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 242 .

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse.  Please see the information beginning on page 104 regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's (or either Joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○

If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date.  If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply.  The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

	○	Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●	Continue the Contract without this GMWB (GMWB is terminated) if the GMWB was added to the Contract prior to January 16, 2007. Thereafter, no GMWB charge will be assessed.
●

Continue the Contract without this GMWB (GMWB is terminated) if this GMWB was added to the Contract on January 16, 2007 or later and if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●

Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 241 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●

The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract in which this GMWB was added prior to January 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;
●

The Continuation Date on a Contract in which this GMWB was added on January 16, 2007 or later, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 61 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the Step-Ups, example 8 for the bonus and examples 9 and 10 for the For Life Guarantees.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday.  If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age.  Future GMWB charges will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added prior to January 16, 2007, it cannot be canceled except by a Spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  If this GMWB is added on January 16, 2007 or later, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 242 .

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.  During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.  Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or upon the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse.  Please see the information beginning on page 110 regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Bonus and Five-Year Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○

If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date.  If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply.  The effective date of the For Life guarantee will be set on the effective date of the endorsement.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.
○

For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

	○	The spouse may elect to step-up the Contract Value on the first Contract Anniversary on or immediately following the Continuation Date; otherwise the above rules for Step-Ups apply.
	○	Bonuses will continue to apply according to the rules below for Bonuses.
	○	Contract Anniversaries and Contract Years will continue to be based on the original Contract's Issue Date.
	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●	Continue the Contract without this GMWB (GMWB is terminated) if the GMWB was added to the Contract prior to January 16, 2007. Thereafter, no GMWB charge will be assessed.
●

Continue the Contract without this GMWB (GMWB is terminated) if this GMWB was added to the Contract on January 16, 2007 or later and if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●

Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 241 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●

The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract in which this GMWB was added prior to January 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;
●

The Continuation Date on a Contract in which this GMWB was added on January 16, 2007 or later, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 61 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●

With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

	○	All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
	○	A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

●	With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the youngest joint Owner's 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 5% of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;
The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).
The For Life Guarantee becomes effective when this GMWB is added to the Contract.
So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 59	4%
60 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007 –
The GWB is recalculated, equaling the greater of:
●

The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

●	Zero.
The GAWA is recalculated as follows:
●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●

If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

•        The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

•        The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007 –
The GWB is recalculated, equaling the lesser of:
●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
●	The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
●	The GAWA percentage multiplied by the GWB after the withdrawal.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 242 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.  Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  However, automatic Step-Ups still occur and elected Step-Ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○

The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●

Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 241 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 61 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”).  The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 10 for the For Life guarantees.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.
For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 59	4%
60 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007 –
The GWB is recalculated, equaling the greater of:
●

The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

●	Zero.
The GAWA is recalculated as follows:
●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●

If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

          •     The GAWA prior to the partial withdrawal reduced in the same proportion that the
                 Contract Value is reduced by the Excess Withdrawal, Or

          •     The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007 –
The GWB is recalculated, equaling the lesser of:
●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
●	The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
●	The GAWA percentage multiplied by the GWB after the withdrawal.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 242 .

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.  Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  However, automatic Step-Ups still occur and elected Step-Ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value.  Please see the information beginning on page 124 regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect, at least one Covered Life remains alive and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but not less frequently than annually.  If you die before all scheduled payments are made, then your Beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.
○

For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

	○	Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○

If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of death.  The GAWA percentage will not change on future Step-Ups.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●

Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●

Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 241 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●

The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 61 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom GMWB”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If this GMWB was added to your Contract on or after October 6, 2008, but before January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 63.  If the Owner (or oldest Owner) is 63 years old or older on the endorsement's effective date, then the For Life Guarantee became effective when this GMWB was added to the Contract.

The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.
So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 62	4%
63 – 74	5%
75 – 80	6%
81+	7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●

The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●

If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

          •     The GAWA prior to the partial withdrawal reduced in the same proportion that the
                 Contract Value is reduced by the Excess Withdrawal, Or
          •     The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 242 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or
●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.
●

With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●

With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).

If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●

The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB adjustment provision is void.
	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○

The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●

Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 241 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 61 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●

With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 7% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

The Bonus is only available during the Bonus Period.  If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.

The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”).  The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

If this GMWB is added to your Contract on or after January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered

Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If this GMWB was added to your Contract on or after October 6, 2008, but before January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 62.  If the youngest Covered Life was 62 years old or older on the endorsement's effective date, then the For Life Guarantee became effective when this GMWB was added to the Contract.

If this GMWB was added to your Contract before October 6, 2008, the For Life Guarantee became effective when this GMWB was added to the Contract.

The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.  So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 62	4%
63 – 74	5%
75 – 80	6%
81+	7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●

The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●

If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

          •     The GAWA prior to the partial withdrawal reduced in the same proportion that the
                 Contract Value is reduced by the Excess Withdrawal, Or

          •     The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 242

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 76th birthday, Or
●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.
●

With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●

With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).

If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●

The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB.  For example, assume the GWB and

BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value.  Please see the information beginning on page 141 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○

If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○

For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○

If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above.  The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

If the surviving spouse it not a Covered Life, the GWB adjustment is null and void.

	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○

If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups.

○

The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●

Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●

Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 241 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●

The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 61 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 5% of the Bonus Base (defined below)(7% of the Bonus Base if the youngest Covered Life is 59 or older when this GMWB is added to the Contract) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% of the Bonus Base (7% of the Bonus Base if the youngest Covered Life is 59 or older when this GMWB is added to the Contract), which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.  (If this GMWB was added to the Contract before October 6, 2008, the bonus equals 7% of the Bonus Base for all ages.)

●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●

With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●

The GWB is recalculated, increasing by 5% (7% if the youngest Covered Life is 59 or older when this GMWB is added to the Contract) of the Bonus Base.  (If this GMWB was added to the Contract before October 6, 2008, the GWB increases by 7% for all ages.)

●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

The Bonus is only available during the Bonus Period.  If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday.  (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or
●	The date the Contract Value is zero.

The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the youngest Covered Life's 81st birthday; or
●	The date Contract Value is zero.
If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom 6 GMWB”).  The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment.  This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).   In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect.  If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB.  This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged .

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●

The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments.   Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 242 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday,

Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”).

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged .

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB adjustment provision is void.
	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○

The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●

Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 241 .

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 61   for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●

With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.

The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is

59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).   In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect.  If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB.  This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged .

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.   The GAWA will be reduced at the end of a Contract Year to equal the GWB if  the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments.   Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 242 .

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.    If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 76th birthday, Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”).

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value.  Please see the information beginning on page 160 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged .

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○

If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○

For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○

If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above.  The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.
If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○

If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups.

○

The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●

Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●

Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 241 .

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●

The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 61 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●

With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

The Bonus is only available during the Bonus Period.  The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday.  (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.

The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”).

This is a new Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options, subject to the conditions described below.  This benefit may be appropriate for those individuals who are looking for a number of features, within a GMWB, that may offer a higher level of guarantee and who are seeking greater access to earnings to provide more income when the Contract performs well, without negatively impacting the guarantees.  By allowing the Owner to add earnings to the amount of otherwise permissible withdrawals, referred to below as the Earnings-Sensitive Adjustment, he or she has the potential to take greater withdrawals and to receive the same after-tax withdrawal amount every Contract Year (assuming a 40% tax rate).

The following descriptions of this GMWB's features are supplemented by a basic example below and the examples in Appendix D.  The examples in Appendix D are generally relevant to all GMWBs.  Example 12 is specifically relevant to this LifeGuard Freedom 6 Net GMWB.  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.  Please consult the representative who is helping you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB guarantees withdrawals during the Contract's accumulation phase (i.e., before the Income Date), subject to the following:

●	This guarantee lasts for the duration of the Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the single Owner or the first Owner to die if there are joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.)  Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.  Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

●

If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of death of the Owner (or any joint Owner) or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the Owner's death, a spousal Beneficiary may continue this GMWB endorsement under spousal continuation.  In that event, the GWB is payable until depleted.  (Please see the “Spousal Continuation” subsection below for more information.)  If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the Owner's death may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) or, for certain tax-qualified Contracts, the required minimum distribution (RMD), plus the Earnings-Sensitive Adjustments during a Contract Year, if any.  The withdrawals that exceed the limit are referred to as "Excess Withdrawals", as further described below, while those that do not exceed the limit are referred to as “permissible withdrawals” or “permissible amounts.”

This GMWB is available to Owners 35 to 80 years old (45 to 80 years old if this GMWB is issued prior to October 11, 2010) (proof of age is required); may be added to a Contract on the Issue Date; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  This GMWB is not currently available to add to a Contract after the Contract Issue Date.    We allow ownership changes of a Contract with this GMWB (i) from an individual Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant.  However, we do not allow these Ownership changes if they are a taxable event under the Code; nor do we allow any other changes of Owner.  An Owner should seek the advice of tax counsel before considering an ownership change.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

Election.  The GWB is determined on the Contract Issue Date, and the GAWA derives from the GWB.

On the Contract Issue Date –	The GWB equals initial premium net of any applicable premium taxes, plus (for GMWBs issued on or after October 11,2010) any Contract Enhancement.

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges were not included in the calculation of the GWB for Contracts issued prior to October 11, 2010.  This is why premium (net of any applicable premium taxes) is used under those Contracts to calculate the GWB.  This resulted in a GWB that was less than Contract Value when this GMWB was added to the Contract.  (See Example 1a in Appendix D.)  Under the calculation of the GWB for Contracts issued on or after October 11, 2010, Contract Enhancements are reflected in the GWB at issue.  Potential recapture charges are not reflected in the GWB calculation.  Recapture charges are imposed on withdrawals under this GMWB as explained under "More on Withdrawals" on page 174 .

The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
35 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or, for certain tax-qualified Contracts only, the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.   In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect.  If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB.  This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance.  (Example 12 in Appendix D demonstrates how withdrawals affect this GMWB's guaranteed values).  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

(RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.  For certain tax-qualified Contracts, this GMWB allows withdrawals greater than the GAWA plus the Earnings-Sensitive Adjustments during that Contract Year, if any, to meet the Contract's RMD (when the RMD is higher than the GAWA) without compromising the endorsement's guarantees. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.)

When a withdrawal, plus all prior withdrawals in the	The GWB is recalculated, equaling the greater of:
current Contract Year, is less than or equal to the greater of the GAWA or RMD,	●	The GWB before the withdrawal less the withdrawal; Or
plus the Earnings- Sensitive Adjustments during that Contract Year, if any –	●	Zero.
The GAWA is unchanged .

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.   The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, all at once or throughout the Contract Year.
Withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 12c in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments	●

The GWB prior to the withdrawal, first reduced dollar-for-dollar for any portion of the withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

during that Contract Year, if any –	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current withdrawal, or

●
The amount by which the cumulative withdrawals for the current Contract Year (including the current withdrawal) exceeds the greater of the GAWA or the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.

How the Earnings-Sensitive Adjustment works:  As previously stated, the Earnings-Sensitive Adjustment is an amount that the Owner may be allowed to withdraw each Contract Year in addition to the GAWA while keeping the guarantees of this GMWB fully effective.  An Earnings-Sensitive Adjustment calculation is done for each withdrawal taken and the amount, if any, depends on the withdrawal amount and the GMWB Earnings at the time of the withdrawal.  A withdrawal under the Contract that includes an Earnings-Sensitive Adjustment will reduce Contract Value and other values in the same manner as any other withdrawal.

When determining the amount of permissible withdrawals, the formula for this GMWB takes into account two additional factors in computing the Earnings-Sensitive Adjustment (the additional permissible amount attributable to earnings) after all the other standard values such as the GAWA and GWB used in all GMWB endorsements are determined.  The Guaranteed Withdrawal Balance Adjustment is also determined in the same manner without any special computational factors.  Thus, this GMWB is similar to all other GMWBs except with regard to calculating the amount of permissible withdrawals.

The first concept used is the Maximum Eligible Withdrawal Amount Remaining (MEWAR), which is the maximum withdrawal amount (before the application of any Earnings-Sensitive Adjustment) that is eligible for the Earnings-Sensitive Adjustment at a given time.  At any time, the MEWAR is the greater of:

1.	Zero; or

2.	The amount equal to:

a.	the amount of previous Earnings-Sensitive Adjustments in the current Contract Year; plus,

b.	the greater of the GAWA or the RMD; less

c.	all withdrawals previously made in the current Contract Year, including Earnings-Sensitive Adjustments.

The second concept relates to determining what the eligible earnings (GMWB Earnings) were. This involves a calculation that provides that at any time, GMWB Earnings are the greater of:

1.	Zero; or

2.	The Contract Value minus the GMWB Earnings Determination Baseline.

The GMWB Earnings Determination Baseline is determined as follows:  On the Contract's Issue Date, the GMWB Earnings Determination Baseline is equal to the premium, net of any applicable premium taxes.

With each subsequent premium received after the Contract Issue Date, the GMWB Earnings Determination Baseline is recalculated to equal the GMWB Earnings Determination Baseline prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes.

With each withdrawal, the GMWB Earnings Determination Baseline is recalculated to equal the greater of:

1.	Zero; or

2.	GMWB Earnings Determination Baseline prior to the withdrawal less the greater of:

a. the withdrawal amount less the GMWB Earnings at the time of the withdrawal; or

b. zero.

In determining the GMWB Earnings and the GMWB Earnings Determination Baseline, the formulas utilize the greater of zero, which serves to limit negative earnings results from affecting the calculations.

Withdrawals exceeding the permissible amount do not invalidate the For Life Guarantee if the Contract Value remains greater than zero, but cause the GWB and GAWA to be recalculated.

Earnings-Sensitive Adjustment as applied:

If the For Life Guarantee is in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of the withdrawal; or

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment.

If the For Life Guarantee is not in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of withdrawal;

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment; or

3. The greater of:

a.	zero; or

b.	the GWB less the MEWAR.

Example:  For an example of a contract that makes basic simple assumptions to show how this Earnings-Sensitive Adjustment provision and its various components (i.e., GMWB Earnings, MEWAR, GMWB Earnings Determination Baseline, etc.) work, assume that you request the maximum permissible withdrawal, including an Earnings Sensitive Adjustment, if any.  At the time of your withdrawal request, also assume that:

• You are age 65	• You have a non-qualified Contract (so there is no applicable RMD)
• Your initial premium payment was $100,000	• You have not made any additional premium payments or any
• The For Life Guarantee is in effect	withdrawals in the prior Contract Years or the current Contract Year
• Your GWB is $100,000	• Your GAWA percentage is 5%
• Your GAWA is $5,000	• Your Contract Value is $108,000

Your GMWB Earnings Determination Baseline prior to the withdrawal is equal to your initial sole premium payment of  $100,000.  Since you have not taken other withdrawals and, therefore, there have been no previous Earnings-Sensitive Adjustments during the current Contract Year, the MEWAR is $5,000 (which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year ($0) plus the GAWA ($5,000) less all partial withdrawals thus far in the current Contract year ($0)) ($0 + $5,000 - $0 = $5,000).  As there have been no previous withdrawals taken in the current Contract Year, the MEWAR in this example equals the GAWA.

Your GMWB Earnings in this example are equal to $8,000, which is the greater of: zero, or your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000).  The Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two amounts: $3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200); and $3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).  The total withdrawal amount requested in this example, therefore, is $8,200, which is the GAWA plus the Earnings-Sensitive Adjustment ($5,000 + $3,200 = $8,200).

Going forward adjustments are made to your various GMWB values and demonstrated by using the same assumptions as this example. Your Contract Value after the withdrawal is equal to $99,800, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $8,200 = $99,800).  Your GMWB Earnings Determination Baseline after the withdrawal is also equal to $99,800, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the greater of: the withdrawal amount in excess of the GMWB Earnings ($8,200 - $8,000 = $200), or zero.  Your MEWAR after the withdrawal is equal to $0, which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $8,200 = 0).  Your GWB after the withdrawal is equal to $91,800, which is the GWB before the withdrawal less the total withdrawal ($100,000 - $8,200 = $91,800).

Since the total withdrawals for the year do not exceed the GAWA ($5,000) plus the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200), no proportional reduction applies to your GWB for this withdrawal.  In addition, since the total withdrawals for the year do not exceed the GAWA ($5,000) plus the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200), your GAWA is unchanged after the withdrawal.

For more examples showing how the Earnings-Sensitive Adjustment provision works, including an example involving an Excess Withdrawal, please see Example 12 in Appendix D.

More on Withdrawals:  Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 242 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  An RMD exceeding our calculation may also result in an Excess Withdrawal for purposes of this GMWB.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, that there are no withdrawals other than as described, and that the Earnings-Sensitive Adjustment equals zero.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2),  you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).  If you do elect to take your RMDs for the current and next calendar years during the same Contract Year, the Earnings-Sensitive Adjustment will be calculated using the amount of the RMD for the calendar year in which the withdrawal is taken, if that RMD amount is greater than the GAWA.

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , for purposes of determining the Earnings-Sensitive Adjustment, the MEWAR will be calculated using the amount of the 2012 RMD.

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or Excess Withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 71st birthday (70th birthday if this GMWB is issued prior to October 11, 2010) , Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows if this GMWB is issued on or after October 11, 2010:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the sum of i) the premium payment, net of any applicable premium taxes, and ii) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If this GMWB was issued prior to October 11, 2010, the Contract Enhancements are not included in the computation of the
GWB adjustment.

If no withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base, the GMWB Earnings Determination Baseline or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium payment on	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes, plus (for GMWBs issued on or after October 11, 2010) any Contract Enhancement.
the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
●

For GMWBs issued on or after October 11, 2010, the GAWA percentage multiplied by the sum of i) the subsequent premium payment net of any applicable premium taxes, and ii) any Contract Enhancement; For GMWBs issued prior to October 11, 2010, the GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or

● The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”).  (See Examples 6 and 7 in Appendix D.)

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, plus (for GMWBs issued on or after October 11, 2010) any Contract Enhancement.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes, plus (for GMWBs issued on or after October 11, 2010) any Contract Enhancement.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 2nd Contract Anniversary (fifth Contract Anniversary if this endorsement was issued prior to October 11, 2010) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 2.10%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  The For Life Guarantee will remain in effect if the Contract Value is reduced to zero by adverse investment performance or permissible withdrawals, but will terminate if reduced to zero by an Excess Withdrawal.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB adjustment provision is void.
	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○

The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 241 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 61 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●

With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the Earnings-Sensitive Adjustments during that Contract Year plus the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●

With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes, plus (for GMWBs issued on or after October 11, 2010) any Contract Enhancement.

●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.

The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2011 .  At that time, the bonus period is scheduled to expire on December 1, 2021 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2014 ), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2024 .  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2026 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2026 , and would be scheduled to expire on December 1, 2036 .  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”).

This is a new Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner's spouse regardless of the performance of the underlying investment options, subject to the conditions described below.  This benefit may be appropriate for those individuals who are looking for a number of features, within a GMWB, that may offer a higher level of guarantee and who are seeking greater access to earnings to provide more income when the Contract performs well, without negatively impacting the guarantees.  By allowing the Owner and the Owner's spouse to add earnings to the amount of otherwise permissible withdrawals, referred to below as the Earnings-Sensitive Adjustment, he or she has the potential to take greater withdrawals and to receive the same after-tax withdrawal amount every Contract Year (assuming a 40% tax rate).

The following descriptions of this GMWB's features are supplemented by a basic example below and the examples in Appendix D.  The examples in Appendix D are generally relevant to all GMWBs.  Example 12 is specifically relevant to this LifeGuard Freedom 6 Net GMWB.  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.  Please consult the representative who is helping you purchase your Contract to be sure that this GMWB ultimately suits your needs.

Except as otherwise discussed below, the election of this GMWB under a non-tax-qualified contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”   In such cases, the Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added.  Upon the death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners and joint Annuitants.  In these cases, the spouses are the Covered Lives, and the For Life Guarantee is based on the Annuitant's life who dies last.  We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity; however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed.  An Owner should seek the advice of tax counsel before considering an ownership change.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon spousal continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

This GMWB is also available on a limited basis under qualified custodial account contracts, pursuant to which the Annuitant and a Contingent Annuitant named at election of the GMWB must be spouses and will be the Covered Lives.  The only changes in these arrangements that we permit are that (i) the custodial owner may be changed or (ii) the ownership of the Contract may be transferred to the Annuitant if, at the same time as that transfer, the Contingent Annuitant is designated as the primary (spousal) Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees withdrawals during the Contract's accumulation phase (i.e., before the Income Date), subject to the following:

●	This guarantee lasts for the duration of the life of the last surviving Covered Life (the "For Life Guarantee") if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is

59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero.  (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.)  Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.  Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

●
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of the death of the last surviving Covered Life or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the last surviving Covered Life's death, a spousal Beneficiary who is not a Covered Life may continue this GMWB endorsement under spousal continuation.  In that event, the GWB is payable until depleted.  (Please see the “Spousal Continuation” subsection below for more information.)  If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the death of the last surviving Covered Life may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) or, for certain tax-qualified Contracts, the required minimum distribution (RMD), plus the Earnings-Sensitive Adjustments during a Contract Year, if any.  The withdrawals that exceed the limit are referred to as "Excess Withdrawals", as further described below, while those that do not exceed the limit are referred to as “permissible withdrawals” or “permissible amounts.”

This GMWB is available to Covered Lives 35 to 80 years old (45 to 80 years old if this GMWB is issued prior to October 11, 2010) (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

This GMWB is not currently available to add to a Contract after the Contract Issue Date.  Availability of this GMWB may be subject to further limitation.

Election.  The GWB is determined on the Contract Issue Date, and the GAWA derives from the GWB.

On the Contract Issue Date –	The GWB equals initial premium net of any applicable premium taxes, plus (for GMWBs issued on or after October 11, 2010) any Contract Enhancement.

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges were not included in the calculation of the GWB, for Contracts issued prior to October 11, 2010.  This is why premium (net of any applicable premium taxes) is used under these Contracts to calculate the GWB.  This resulted in a GWB that was less than Contract Value when this GMWB was added to the Contract.  (See Example 1 in Appendix D.)  Under this calculation of the GWB for Contracts issued on or after October 11, 2010, Contract Enhancements are reflected in the GWB at issue.  Potential recapture charges are not reflected in the GWB calculation.  Recapture charges are imposed on withdrawals under this GMWB as explained under "More on Withdrawals" on page 186 .

The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
35 – 64	4%
65 – 69	4.5%
70 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or, for certain tax-qualified Contracts only, the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.   In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect.  If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB.  This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance.  (Example 12 in Appendix D demonstrates how withdrawals affect this GMWB's guaranteed values).  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

(RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.  For certain tax-qualified Contracts, this GMWB allows withdrawals greater than the GAWA plus the Earnings-Sensitive Adjustments during that Contract Year, if any, to meet the Contract's RMD (when the RMD is higher than the GAWA) without compromising the endorsement's guarantees.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.)

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less	●	The GWB before the withdrawal less the withdrawal; Or
than or equal to the greater of the GAWA or RMD, plus	●	Zero.
the Earnings-Sensitive Adjustments during that Contract Year, if any –	The GAWA is unchanged .

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.   The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, all at once or throughout the Contract Year.

Withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 12c in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any –	●

The GWB prior to the withdrawal, first reduced dollar-for-dollar for any portion of the withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current withdrawal, or

●
The amount by which the cumulative withdrawals for the current Contract Year (including the current withdrawal) exceeds the greater of the GAWA or the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.

How the Earnings-Sensitive Adjustment works:  As previously stated, the Earnings-Sensitive Adjustment is an amount that the Owner may be allowed to withdraw each Contract Year in addition to the GAWA while keeping the guarantees of this GMWB fully effective.  An Earnings-Sensitive Adjustment calculation is done for each withdrawal taken and the amount, if any, depends on the withdrawal amount and the GMWB Earnings at the time of the withdrawal.  A withdrawal under the Contract that includes an Earnings-Sensitive Adjustment will reduce Contract Value and other values in the same manner as any other withdrawal.

When determining the amount of permissible withdrawals, the formula for this GMWB takes into account two additional factors in computing the Earnings-Sensitive Adjustment (the additional permissible amount attributable to earnings) after all the other standard values such as the GAWA and GWB used in all GMWB endorsements are determined.  The Guaranteed Withdrawal Balance Adjustment is also determined in the same manner without any special computational factors.  Thus, this GMWB is similar to all other GMWBs except with regard to calculating the amount of permissible withdrawals.

The first concept used is the Maximum Eligible Withdrawal Amount Remaining (MEWAR), which is the maximum withdrawal amount (before the application of any Earnings-Sensitive Adjustment) that is eligible for the Earnings-Sensitive Adjustment at a given time.  At any time, the MEWAR is the greater of:

1.	Zero; or

2.	The amount equal to:

a.	the amount of previous Earnings-Sensitive Adjustments in the current Contract Year; plus,

b.	the greater of the GAWA or the RMD; less

c.	all withdrawals previously made in the current Contract Year, including Earnings-Sensitive Adjustments.

The second concept relates to determining what the eligible earnings (GMWB Earnings) were. This involves a calculation that provides that at any time, GMWB Earnings are the greater of:

1.	Zero; or

2.	The Contract Value minus the GMWB Earnings Determination Baseline.

The GMWB Earnings Determination Baseline is determined as follows:  On the Contract's Issue Date, the GMWB Earnings Determination Baseline is equal to the premium, net of any applicable premium taxes.

With each subsequent premium received after the Contract Issue Date, the GMWB Earnings Determination Baseline is recalculated to equal the GMWB Earnings Determination Baseline prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes.

With each withdrawal, the GMWB Earnings Determination Baseline is recalculated to equal the greater of:

1.	Zero; or

2.	GMWB Earnings Determination Baseline prior to the withdrawal less the greater of:

a. the withdrawal amount less the GMWB Earnings at the time of the withdrawal; or

b. zero.

In determining the GMWB Earnings and the GMWB Earnings Determination Baseline, the formulas utilize the greater of zero, which serves to limit negative earnings results from affecting the calculations.

Withdrawals exceeding the permissible amount do not invalidate the For Life Guarantee if the Contract Value remains greater than zero, but cause the GWB and GAWA to be recalculated.

Earnings-Sensitive Adjustment as applied:

If the For Life Guarantee is in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of the withdrawal; or

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment.

If the For Life Guarantee is not in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of withdrawal;

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment; or

3. The greater of:

a.	zero; or

b.	the GWB less the MEWAR.

Example:  For an example of a contract that makes basic simple assumptions to show how this Earnings-Sensitive Adjustment provision and its various components (i.e., GMWB Earnings, MEWAR, GMWB Earnings Determination Baseline, etc.) work, assume that you request the maximum permissible withdrawal, including an Earnings Sensitive Adjustment, if any.  At the time of your withdrawal request, also assume that:

• You and your spouse are age 65	• You have a non-qualified Contract (so there is no applicable RMD)
• Your initial premium payment was $100,000	• You have not made any additional premium payments or any
• The For Life Guarantee is in effect	withdrawals in the prior Contract Years or the current Contract Year
• Your GWB is $100,000	• Your GAWA percentage is 5%
• Your GAWA is $5,000	• Your Contract Value is $108,000

Your GMWB Earnings Determination Baseline prior to the withdrawal is equal to your initial sole premium payment of  $100,000.  Since you have not taken other withdrawals and, therefore, there have been no previous Earnings-Sensitive Adjustments during the current Contract Year, the MEWAR is $5,000 (which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year ($0) plus the GAWA ($5,000) less all partial withdrawals thus far in the current Contract year ($0)) ($0 + $5,000 - $0 = $5,000).  As there have been no previous withdrawals taken in the current Contract Year, the MEWAR in this example equals the GAWA.

Your GMWB Earnings in this example are equal to $8,000, which is the greater of: zero, or your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000).  The Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two amounts: $3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200); and $3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).  The total withdrawal amount requested in this example, therefore, is $8,200, which is the MEWAR plus the Earnings-Sensitive Adjustment ($5,000 + $3,200 = $8,200).

Going forward adjustments are made to your various GMWB values and demonstrated by using the same assumptions as this example. Your Contract Value after the withdrawal is equal to $99,800, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $8,200 = $99,800).  Your GMWB Earnings Determination Baseline after the withdrawal is also equal to $99,800, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the greater of: the withdrawal amount in excess of the GMWB Earnings ($8,200 - $8,000 = $200), or zero.  Your MEWAR after the withdrawal is equal to $0, which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $8,200 = 0).  Your GWB after the withdrawal is equal to $91,800, which is the GWB before the withdrawal less the total withdrawal ($100,000 - $8,200 = $91,800).

Since the total withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.  In addition, since the total withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

For more examples showing how the Earnings-Sensitive Adjustment provision works, including an example involving an Excess Withdrawal, please see Example 12 in Appendix D.

More on Withdrawals:  Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 242 .

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  An RMD exceeding our calculation may also result in an Excess Withdrawal for purposes of this GMWB.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, that there are no withdrawals other than as described, and that the Earnings-Sensitive Adjustment equals zero.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2),  you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).  If you do elect to take your RMDs for the current and next calendar years during the same Contract Year, the Earnings-Sensitive Adjustment will be calculated using the amount of the RMD for the calendar year in which the withdrawal is taken, if that RMD amount is greater than the GAWA.

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , for purposes of determining the Earnings-Sensitive Adjustment, the MEWAR will be calculated using the amount of the 2012 RMD.

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 82nd birthday (76th birthday if this GMWB is issued prior to October 11, 2010), Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows if this GMWB is issued on or after October 11, 2010:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the sum of i) the premium payment, net of any applicable premium taxes, and ii) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If this GMWB was issued prior to October 11, 2010, the Contract Enhancements are included in the computation of the GWB adjustment.

If no withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base, the GMWB Earnings Determination Baseline or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium payment on	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes, plus (for GMWBs issued on or after October 11, 2010) any Contract Enhancement.
the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
●

For GMWBs issued on or after October 11, 2010, the GAWA percentage multiplied by the sum of i) the subsequent premium payment net of any applicable premium taxes, and ii) any Contract Enhancement; For GMWBs issued prior to October 11, 2010, the GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or

● The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”).  (See Examples 6 and 7 in Appendix D.)

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, plus (for GMWBs issued on or after October 11, 2010) any Contract Enhancement.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes, plus (for GMWBs issued on or after October 11, 2010) any Contract Enhancement.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 2nd Contract Anniversary (fifth Contract Anniversary if this endorsement was issued prior to October 11, 2010) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 3.00%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.  Please see the information beginning on page 181  regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting this Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount benefit.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  The For Life Guarantee will remain in effect if the Contract Value is reduced to zero by adverse investment performance or permissible withdrawals, but will terminate if reduced to zero by an Excess Withdrawal.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○

For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○

If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above.  The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.
If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○

If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups.

○

The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 241 .

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●

The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 61 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●

With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the Earnings-Sensitive Adjustments during that Contract Year plus the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●

With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes, plus (for GMWBs issued on or after October 11, 2010) any Contract Enhancement.

●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

The Bonus is only available during the Bonus Period.  The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday.  (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.

The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2011 .  At that time, the bonus period is scheduled to expire on December 1, 2021 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2014 ), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2024 .  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2026 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2026 , and would be scheduled to expire on December 1, 2036 .  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”). The examples in Appendix D supplement the description of this GMWB.

PLEASE NOTE:  EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”);

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or
•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
○

For Contracts to which this GMWB is added from January 17, 2006 through April 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 60 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code (IRC).  Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD requirement for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD requirements without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is valid; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated because the For Life Guarantee is invalidated, equaling the lesser of:
	●	The GAWA before the withdrawal;
	●	The GWB after the withdrawal; Or
	●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement.

If you exceed the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA), one time with your withdrawals, then the For Life Guarantee is void and cannot be made valid again.  From then on, this GMWB guarantees withdrawals until the GWB is depleted.  Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 242 .

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

•	On and after January 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

•	For Contracts to which this GMWB was added before January 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is valid and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is valid; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, and the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•	Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.
	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
○

The spousal Beneficiary is also allowed a Step-Up.  The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order.  Otherwise, the above rules for Step-Ups apply.

	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
•	Continue the Contract without this GMWB (GMWB is terminated).
•

Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 241 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;
•	The date of complete withdrawal of Contract Value (full surrender of the Contract);
•	Conversion of this GMWB (if conversion is permitted);
•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
•	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 61 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The bonus is only available for Contracts to which this GMWB is added on and after January 17, 2006.  The box below has more information about the bonus, including:

•	How the bonus is calculated;
•	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
•	For how long the bonus is available; and
•	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●

With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, or the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 5% of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”).  The examples in Appendix D supplement the description of this GMWB in varying circumstances and with specific factual assumptions.

PLEASE NOTE:  EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”);

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
○

For Contracts to which this GMWB is added from January 17, 2006 through April 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Examples illustrating this GMWB, in limited circumstances and with specific factual assumptions, are at the end of the prospectus (in appendices).  Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 50 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is called the Guaranteed Annual Withdrawal Amount (GAWA).  Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA equals 4% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement. The GAWA equals 4% of the GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA.  The two tables below clarify what happens in either instance.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is valid; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the GAWA.  You may withdraw the GAWA all at once or throughout the Contract Year.  Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year.  The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the GAWA in a Contract Year causes the GWB and the GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the GAWA in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated because the For Life Guarantee is invalidated, equaling the lesser of:
	●	The GAWA before the withdrawal;
	●	The GWB after the withdrawal; Or
	●	4% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement.

If you exceed the GAWA one time with your withdrawals, then the For Life Guarantee is void and cannot be made valid again.  Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 242 .

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
The GAWA is also recalculated, increasing by:
	●	4% of the premium net of any applicable premium taxes; Or
	●	4% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	4% of the new GWB; Or
	●	The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

●	On and after January 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

●	For Contracts to which this GMWB was added before January 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is valid and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is valid; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, and the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●	Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.
	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
○

The spousal Beneficiary is also allowed a Step-Up.  The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order.  Otherwise, the above rules for Step-Ups apply.

	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
●	Continue the Contract without this GMWB (GMWB is terminated).
●

Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 241 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);

●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.
Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax-qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 61 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The bonus is only available for Contracts to which this GMWB is added on and after January 17, 2006.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB was added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●

With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 5% of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 4% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.
There are examples illustrating the bonus, in varying circumstances and with specific factual assumptions, with the 5% for Life GMWB. These examples are in the Appendices.

Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups, and Guaranteed Death Benefit (“LifeGuard Freedom Flex GMWB” and “LifeGuard Freedom Flex with Joint Option GMWB”) .

These are Guaranteed Minimum Withdrawal Benefits (GMWBs) that guarantee the withdrawal of minimum annual amounts for the duration of the life of the Owner (or, in the case of joint Owners, until the death of any joint Owner) and, if for two Covered Lives,* until the death of the Owner and the Owner’s spouse.  The amount of withdrawals that you can make will depend on how you combine the many optional features under these GMWBs, but we guarantee the minimum annual withdrawal amount regardless of the performance of the underlying investment options.

* LifeGuard Freedom Flex GMWB with Joint Option provides for coverage for the life of the Owner and Owner’s spouse (“Covered Lives”).  In the case of tax-qualified Contracts owned by a natural person, the Owner and the primary spousal Beneficiary named as of the effective date of this endorsement will each be considered a Covered Life. On non-qualified LifeGuard Freedom Flex GMWB with Joint Option Contracts owned by natural persons, the spousal joint Owners will each be considered a Covered Life.

These GMWBs permit, prior to the Issue Date of the Contract, a selection among combinations of the following optional features (Options):

•	a range of bonus percentage amounts,
•	annual or quarterly Contract Value Step-Ups (quarterly Step-Ups are applied annually based on the highest quarterly Contract Value), and
•	an optional death benefit.

Following is a summary of the available combinations of Options:

LifeGuard Freedom Flex GMWB -
Available Option Combinations

Step-Up
	Annual or Highest Quarterly	Freedom Flex
Bonus	Contract Value	Death Benefit (DB)

5%	Annual
5%	Quarterly
6%	Annual	Yes**
6%	Quarterly
7%	Annual
7%	Quarterly
8%	Annual

LifeGuard Freedom Flex with Joint Option GMWB-
Available Option Combinations

Step-Up
Annual or Highest Quarterly
Bonus	Contract Value

5%	Annual
5%	Quarterly
6%	Annual
6%	Quarterly

**This Guaranteed Death Benefit is only available in conjunction with the purchase of the 6% Bonus and Annual Step-Up combination of options within the LifeGuard Freedom Flex GMWB  (the “LifeGuard Freedom Flex GMWB 6% Bonus and Annual Step-Ups”).

These GMWBs may be appropriate for those individuals who are looking for a combination of Options within a GMWB that differs from the combinations of specified similar features offered by Jackson under other GMWBs.  Thus, the LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex with Joint Option GMWB allow the Owner (or the Owner and the Owner’s spouse), with the assistance of his or her representative, to select an available combination of Options, consistent with a variety of considerations, such as: his or her expectations of market performance; anticipated timing of subsequent premiums; needs for future guaranteed annual percentage of withdrawals; expectation of need for early or unscheduled withdrawals to fund then current living expenses and obligations; marital and family status; and tax-qualified or non-tax-qualified purpose of the investment.

Differences in the percentage of a Bonus Option or differences in the method of computing Contract Value for purposes of a Step-Up Option do not otherwise affect the operation of the resulting combination of Options.

References to “this GMWB” apply to each of the GMWBs, LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex GMWB with Joint Option GMWB, including all of the available combinations of Options that each provides, as discussed below.  In addition, as disclosed in the Fee Table, above, and footnotes below the fees and charges of each GMWB will vary depending on the mix of Options. Upon selection of the Options and a request for one of these GMWBs received in Good Order, the Owner will receive an endorsement to the Contract reflecting the selection of Options.

Each combination of Options, other than the combination that includes the LifeGuard Freedom Flex DB (for information about the LifeGuard Freedom Flex DB, please see “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 239 .) is offered to Owners between the ages of 35 and 80.  As explained below with regard to both the LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex with Joint Option GMWB, the timing and amounts of withdrawals have a significant impact on the amount and duration of benefits.  The cumulative costs of these GMWBs also are greater the longer the duration of ownership.  The closer you are to retirement the more reliably you may be able to forecast your needs to make withdrawals prior to the ages where the amounts of certain benefits (such as the For Life Guarantee (59 1/2) and the GWB Adjustment (71, or 82 with Joint Option) are locked-in.  Conversely, forecasts at younger ages may prove less reliable.  You should undertake careful consideration and thorough consultation with your representative or retirement planning agent as to the financial resources and age of the Owner/Annuitant and the value to you of the potentially limited downside protection that this GMWB might provide.

These GMWBs may not be terminated by the Owner independently from the Contract to which they are attached.

LifeGuard Freedom Flex GMWB.

The following description of this GMWB is supplemented by the examples in Appendix E, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) subject to the following:

•	The guarantee lasts for the duration of the Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the single Owner or the first Owner to die if there are joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero.  (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.)  Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.  Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective.  See “Contract Value is Zero” below for more information.

•
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of death of the Owner (or any joint Owner) or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the Owner's death, a spousal Beneficiary may continue this GMWB endorsement under spousal continuation.  In that event, the GWB is payable until depleted.  (Please see the “Spousal Continuation” subsection below for more information.)  If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the Owner's death may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB and the combination of Options you ultimately choose suit your needs and are consistent with your expectations.

This GMWB is available to Owners 35 to 80 years old, or 35 to 70 years old if you select the Option combination that includes the LifeGuard Freedom Flex DB, (proof of age is required).  This GMWB may be added to a Contract on the Issue Date or, subject to availability, on any Contract Anniversary.  Once added this GMWB cannot be cancelled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  This GMWB is not currently available to add to a Contract after the Contract Issue Date. It may be made available in the future on any Contract Anniversary.  At least 30 calendar days' prior notice and proof of age is required to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB).

We allow ownership changes of a Contract with this GMWB (i) from an individual Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant.  However, we do not allow these Ownership changes if they are a taxable event under the Code; nor do we allow any other changes of Owner.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB for all combinations of Options.

On the Contract Issue Date –	The GWB equals initial premium net of any applicable premium taxes, plus any Contract Enhancement.

The GAWA is determined based on the Owner's (or oldest joint Owner’s) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to	The GWB equals Contract Value,
the Contract on any Contract Anniversary, as subject to availability –

The GAWA is determined based on the Owner's (or oldest joint Owner’s) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB Adjustment or the application of any bonus), and the GWB is reduced by each withdrawal. Please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time.

PLEASE NOTE:  Upon the Owner's or any joint Owner’s death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information. If the For Life Guarantee is not in effect, upon the death of the Owner or the death of any joint Owner or the depletion of the GWB, all payments will cease and Spousal Continuation is not available.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to the bonus option percentage you have selected (5%, 6%, 7% or 8%) and your age group.  Age group is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group and bonus option percentage is:

5% and 6% Bonus Options		7% and 8% Bonus Options
Ages	GAWA Percentage	Ages	GAWA Percentage
35 – 64	4%	35 – 64	4%
65 – 74	5%	65 – 69	4.5%
75 – 80	6%	70 – 74	5%
81+	7%	75 – 80	6%
		81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).   In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect.  If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB.  This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the	The GWB is recalculated, equaling the greater of:
current Contract Year, is less than or equal to the greater of	●	The GWB before the withdrawal less the withdrawal; Or
the GAWA or RMD, as applicable –	●	Zero.
The GAWA is unchanged .

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.   The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or
•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any asset allocation fees, recapture charges and other charges or adjustments.  For more information, please see “THE FIXED ACCOUNT” beginning on page 21 .  Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 242 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e. recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD), because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB Adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 71st birthday, Or
•	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB Adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB Adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.
•
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB Adjustment is recalculated to equal the GWB Adjustment prior to the premium payment plus 200% of the sum of  i) the premium payment net of any applicable premium taxes, and ii) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

•
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB Adjustment is recalculated to equal the GWB Adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB Adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB Adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB Adjustment provision terminates without value.  (Please see example 11 in Appendix E for an illustration of this 200% GWB Adjustment provision.)

Premiums.

With each subsequent premium payment	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes, plus any Contract Enhancement.
on the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the sum of i) the subsequent premium payment net of any applicable premium taxes, and ii) any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value by one of two calculation methods, which must be selected by you at issue and once selected cannot be changed .  Under one method the GWB will be reset to the Contract Value on that Contract Anniversary  (the “Contract Anniversary Value”) for the applicable 5, 6, 7 and 8% Bonus Options. Under the other method the GWB will be reset annually on each Contract Anniversary to the highest quarterly Contract Value, as described immediately below for the applicable 5, 6, and 7% Bonus Options  (“Highest Quarterly Contract Value “).  The Step-Up for the 8% Bonus Option is only available with the Contract Anniversary Value Step-Up Option.  (See Examples 6 and 7 in Appendix E)

The Contract Anniversary Value method, as opposed to the Highest Quarterly Contract Value method, is determined solely by reference to and use of the Contract Value on that Contract Anniversary.

The Highest Quarterly Contract Value is determined by reference to and use of the Contract Values on the highest of the four prior quarterly Contract Values as follows:

The Highest Quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus	The quarterly adjusted Contract Value is equal to the greater of:
all prior withdrawals in the current Contract Year, is less than or equal to	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
the greater of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus	The quarterly adjusted Contract Value is equal to the greater of:
all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The initial BDB equals (a) the initial premium net of any applicable premium taxes, plus any Contract Enhancement if this GMWB is elected at issue or (b) the Contract Value on the Contract Anniversary on which the endorsement is effective, if elected after issue, as subject to availability.

Upon Step-Up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's (or the oldest joint Owner’s) attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step-Up occurs and the applicable Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is not greater than the BDB prior to Step-Up, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB, the BDB is set equal to that greater Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes, plus any Contract Enhancement.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value, as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value. (subject to a $5 million maximum).

If the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB is prior to the Step-Up, then the BDB is set to equal that greater Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage (as adjusted by any increase that occurs pursuant to the same Step-Up) multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon Step-Up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge for each available combination of Options as shown below* and above in the Fee Table.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic Step-Ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing Step-Ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order, and any reinstatement of the GWB bonus provision will not reinstate any bonus that would have been credited during the period when the GWB bonus provision was discontinued.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you, which Contract Value is used to calculate the Step-Up, and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or any Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.

Also see the “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 239 for the death benefit that differs from the Contract’s death benefit and is available only in combination with the selection of the 6% Bonus, and the Annual Anniversary Contract Value Step-up.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

________________________________
*
LifeGuard Freedom Flex GMWB
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	1.80%	0.90%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.04%	1.02%
6% Bonus and Annual Step-Up	1.92%	0.96%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.22%	1.11%
7% Bonus and Annual Step-Up	2.22%	1.11%
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.52%	1.26%
8% Bonus and Annual Step-Up	2.64%	1.32%
Charge Basis	GWB
Charge Frequency	Monthly

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die when your Contract Value is zero, all rights under your Contract cease,  no subsequent premium payments will be accepted, all optional endorsements terminate without value, and no death benefit is payable, including the LifeGuard Freedom Flex DB.

Spousal Continuation.  In the event of the Owner's death (or any Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB Adjustment provision is void.
	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date (as if that person survived to that date).  The GAWA percentage will not change on future Step-Ups, even if the Contract Value,  as determined based on (as applicable) either the Contract Anniversary Value or the Highest Quarterly Contract Value, exceeds the BDB.

○

The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●

Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 241 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or any Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations for payment under this GMWB are satisfied after the Contract has terminated pursuant to termination provisions of the Contract.

This GMWB may not otherwise be terminated independently from termination of the Contract.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of the joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or any Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount, and no payments will be made in excess of the remaining GWB. The annual amount payable will equal the GAWA, except that the last payment may be a smaller amount equal to the then-remaining GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 65 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 5, 6, 7 or 8% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The percentage that actually applies under your GMWB is the one that is included as the bonus rate in the combination of Options that you elect.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5, 6, 7 or 8% of the Bonus Base. The Bonus Base may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●

With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation; and advisory fees under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes, plus any Contract Enhancement.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 5, 6, 7 or 8% (as applicable) of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB Adjustment or BDB.

The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if joint Owners, the oldest Owner’s) 80th birthday.  (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.

The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up  Such a restart, however, will not reinstate any bonus that would have been credited on a prior date that was not within a Bonus Period.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB is added to a Contract on December 1, 2011 .  At that time, the bonus period is scheduled to expire on December 1, 2021 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2014 ), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2024 .  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2026 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2026 , and would be scheduled to expire on December 1, 2036 .  (Please also see Examples 6 and 7 in Appendix E for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

LifeGuard Freedom Flex with Joint Option GMWB.

The description of this GMWB is supplemented by the examples in Appendix E, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

Except as otherwise discussed below, the election of this GMWB under a non-tax-qualified contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”   In such cases, the Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added.  Upon the death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners and joint Annuitants.  In these cases, the spouses are the Covered Lives, and the For Life Guarantee is based on the Annuitant's life who dies last.  We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity; however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

This GMWB is also available on a limited basis under Qualified Custodial Account Contracts, pursuant to which the Annuitant and a Contingent Annuitant named at election of the GMWB must be spouses and will be the Covered Lives.  The only changes in these arrangements that we permit are that (i) the custodial owner may be changed or (ii) the ownership of the Contract may be transferred to the Annuitant if, at the same time as that transfer, the Contingent Annuitant is designated as the primary (spousal) Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) subject to the following:

●	This guarantee lasts for the duration of the life of the last surviving Covered Life (the "For Life Guarantee") if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero.  (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.)  Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.  Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee, and it will never become effective.  See “Contract Value is Zero” below for more information.

●

If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of the death of the last surviving Covered Life or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the last surviving Covered Life's death, a spousal Beneficiary who is not a Covered Life may continue this GMWB endorsement under spousal continuation.  In that event, the GWB is payable until depleted.  (Please see the “Spousal Continuation” subsection below for more information.)  If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the death of the last surviving Covered Life may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB  and the combination of Options you ultimately choose suit your needs and are consistent with your expectations.

This GMWB is available to Covered Lives 35 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB is not currently available to add to a Contract after the Contract Issue Date. It may be made available in the future on any Contract Anniversary. This GMWB cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue Joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary, subject to availability.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB for all combinations of Options.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes, plus any Contract Enhancement.

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to	The GWB equals Contract Value
the Contract on any Contract Anniversary –

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB Adjustment or the application of any Bonus), and the GWB is reduced by each withdrawal. Please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
35 – 64	4%
65 – 69	4.5%
70 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).   In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect.  If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB.  This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less than or	●	The GWB before the withdrawal less the withdrawal; Or
equal to the greater of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA is unchanged .

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or
•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any asset allocation fees, recapture charges and other charges or adjustments.  For more information, please see “THE FIXED ACCOUNT” beginning on page 21 .  Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 242 .

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  We monitor for whether your requested RMD exceeds the standardized calculation for your Contract and we will impose the applicable charges, if necessary, which will be reflected in the confirmation of the transaction. If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e. recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the standardized RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD), because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB Adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the youngest Covered Life's 82nd birthday, Or

•	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB Adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB Adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB Adjustment is recalculated to equal the GWB Adjustment prior to the premium payment plus 200% of the sum of i) the premium payment, net of any applicable premium taxes, and ii) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

•
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB Adjustment is recalculated to equal the GWB Adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB Adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB Adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB Adjustment provision terminates without value.  (Please see example 11 in Appendix E for an illustration of this 200% GWB Adjustment provision.)

Premiums.

With each subsequent premium payment on	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes, plus any Contract Enhancement.
the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the sum of i) the subsequent premium payment net of any applicable premium taxes and ii) any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value by one of two calculation methods, which must be selected by you at issue and once selected cannot be changed.  Under one method the GWB will be reset to the Contract Value on that Contract Anniversary  (the “Contract Anniversary Value”) for the applicable 5, and 6% Bonus Options. (a “Step-Up”). Under the other method the GWB  will be reset annually on each Contract Anniversary to the highest quarterly Contract Value, as described immediately below, for the applicable 5 and 6% Bonus Options  (“Highest Quarterly Contract Value “).  (See Examples 6 and 7 in Appendix E.)

The Contract Anniversary Value method, as opposed to the Highest Quarterly Contract Value method, is determined solely by reference to and use of the Contract Value on that Contract Anniversary.

The Highest Quarterly Contract Value is determined by reference to and use of the Contract Values on the highest of the four prior quarterly Contract Values as follows:

The Highest Quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly  Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The initial BDB equals (a) the initial premium net of any applicable premium taxes, plus any Contract Enhancement, if this GMWB is elected at issue, or (b) the Contract Value on the Contract Anniversary on which the endorsement is effective, if elected after issue, as subject to availability.

Upon Step-Up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value  is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is not greater than the BDB prior to Step-Up, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB, the BDB is set equal to that greater Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes, plus any Contract Enhancement.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value, as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, subject to a $5 million maximum.

If the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value is greater than the BDB is prior to the Step-Up, then the BDB is set to equal that greater Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon Step-Ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage (as adjusted by any increase that occurs pursuant to the same Step-Up) multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon Step-Up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge for each available combination of Options, as shown below* and above in the Fee Table. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic Step-Ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing Step-Ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order, and any reinstatement of the GWB bonus provision will not reinstate any bonuses that would have been credited during the period when the GWB bonus provision was discontinued.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value unless continued by the surviving spouse.  Please see the information beginning on page 217 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting this GMWB.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

__________________________________
*
LifeGuard Freedom Flex GMWB with Joint Option
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.10%	1.05%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.52%	1.26%
6% Bonus and Annual Step-Up	2.52%	1.26%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	3.00%	1.50%
Charge Basis	GWB
Charge Frequency	Monthly

After each payment when	The GWB is recalculated, equaling the greater of:
the Contract Value is zero	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○

For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○

If the surviving spouse is a Covered Life and a GWB Adjustment provision is in force on the Continuation Date then the provision will continue to apply in accordance with the applicable GWB Adjustment provision rules above.  The GWB Adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

If the surviving spouse is not a Covered Life, any GWB Adjustment is null and void.

○
Step-Ups will continue as permitted in accordance with the Step-Up rules above.

New GAWA percentages will continue to be determined in accordance with the Step-Up rules above if the continuing spouse is a Covered Life.  No such new GAWA percentages will be determined subsequent to continuation by a spouse who is not a Covered Life.

	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the Continuation Date (as if that person survived to that date).

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●

Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●

Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 241 .

Termination.  This GMWB terminates, subject to a prorated GMWB Charge assessed for the period since the last monthly charge, and all benefits cease on the earliest of:
●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●

The date of death of the Owner (or any joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations for payment under this GMWB are satisfied after the Contract has terminated pursuant to the termination provisions of the Contract.

This GMWB may not otherwise be terminated independently from termination of the Contract.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount, and no payments will be made in excess of the remaining GWB. The annual amount payable will equal the GAWA, except that the last payment may be a smaller amount equal to the then-remaining GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax-qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 61 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 5 or 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The percentage that actually applies under your GMWB is the one that is included as the bonus rate in the combination of Options that you elect.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  (The increase, however, may not equal the amount that your Contract Value has declined.)  This description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5 or 6 % of the Bonus Base. The Bonus Base may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●

With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation; and advisory fees under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes, plus any Contract Enhancement.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 5 or 6% (as applicable) of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB Adjustment or BDB.

The Bonus is only available during the Bonus Period.  The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday.  (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.

The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.  Such a restart, however, will not reinstate any bonus that would have been credited on  a prior date that was not within a Bonus Period.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2011 .  At that time, the bonus period is scheduled to expire on December 1, 2021 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2014 ), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2024 .  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2026 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2026 , and would be scheduled to expire on December 1, 2036 .  (Please also see Examples 6 and 7 in Appendix E for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase.  You may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage.  Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis.  If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal.  Example 6 in Appendix D and Appendix E illustrates the consequences of a withdrawal preceding a Step-Up.  There is no charge for the Systematic Withdrawal Program; however, recapture Charges may apply, and you may have to pay taxes on the money you receive.

Suspension of Withdrawals or Transfers.  We may be required to suspend or delay withdrawals or transfers from an Investment Division when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	under applicable SEC rules, trading on the New York Stock Exchange is restricted;

•	under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or,

•	the SEC, by order, may permit for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for up to six months or the period permitted by law, and we will credit interest accordingly.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us.  The Income Date is the day on which those payments begin.  Once income payments begin, the Contract cannot be returned to the accumulation phase.  The Income Date must be at least 13 months after the Contract's Issue Date.  You can choose the Income Date and an income option.  All of the Contract Value must be annuitized.  The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date.  You must give us written notice at least seven days before the scheduled Income Date.  For Contracts issued on or after April 6, 2009, income payments must begin by the Contract Anniversary on or next following your 95th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation.  For Contracts issued before April 6, 2009, income payments must begin by your 90th birthday under a non-qualified Contract, unless otherwise approved by the Company, or by such earlier date as required by the applicable qualified plan, law or regulation.  However, for Contracts issued before April 6, 2009, if you have not yet attained or passed age 90, you may elect to change your Income Date to the Contract Anniversary on or next following your 95th birthday.  Additionally, for Contracts issued before April 6, 2009, if you already attained or passed age 90 as of April 6, 2009 and have not yet started receiving income payments, you may elect to change your Income Date to the Contract Anniversary on or next following your 100th birthday.

Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law).  Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire.  You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities.  Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed or variable payments from the Investment Divisions.  Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually or annually.  Or you can choose a single lump sum payment.  If you have less than $5,000 to apply toward an income option, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income.  Likewise, if your first income payment would be less than $50, we may set the frequency of payments so that the first payment would be at least $50.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time.  Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time.  If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

Variable Income Payments. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

•	the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;
•	the amount of any applicable premium taxes or recapture charges deducted from your Contract Value on the Income Date;
•	which income option you select; and
•

the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including the age and gender of the Annuitant if you select an income option with a life contingency and an assumed investment rate of 2.50%.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select.  If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease.  Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

Income Options.  The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant).

Option 1 - Life Income.  This income option provides monthly payments for your life.  No further payments are payable after your death.

Option 2 - Joint and Survivor.  This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.  Upon the death of either person, the monthly payments will continue during the lifetime of the survivor.  No further payments are payable after the death of the survivor.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments.  This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period.  If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be equal to the rate used to calculate the initial payment.

Option 4 - Income for a Specified Period.  This income option provides monthly payments for any number of years from 5 to 30.  If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate no higher than the rate used to calculate the initial payment.

Additional Options - We may make other income options available.

No withdrawals are permitted during the income phase under an income option that is life contingent.

FutureGuard Guaranteed Minimum Income Benefit.

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This optional Guaranteed Minimum Income Benefit (GMIB) endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the fixed and variable options you select during the accumulation phase.  This benefit is only available on and after May 2, 2005 if:

•	you elect it prior to your Contract's Issue Date;

•	the Annuitant is not older than age 75 on the Issue Date; and

•
you exercise it on or within 30 calendar days of your 10th, or any subsequent, Contract Anniversary but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

This GMIB will terminate and will not be payable at the earliest of:

•	the Income Date (if prior to the effective date of this GMIB);

•	the 30th calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;

•	the date you make a total withdrawal from the Contract;

•	upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

•	if the Owner is not a natural person, upon the death of the Annuitant.

Once elected, this GMIB cannot be terminated in any other way while your Contract is in force.

You have the option of taking this GMIB instead of the other income options described above.  Your monthly income option payments will be calculated by applying the “GMIB Benefit Base” (described below) to the annuity rates in the table of guaranteed purchase rates attached to this GMIB endorsement.  The only types of income payments available under this GMIB are life contingent fixed annuity income payments.  The fixed annuity payment income options currently available are:

Option 1 - Life Income,

Option 2 - Joint and Survivor,

Option 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

Option 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available, and no partial annuitization will be allowed.

After the 10th Contract Anniversary or any subsequent Contract Anniversary, the Contract Owner must exercise this option prior to the Income Date.  This GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years.  Please consult a tax advisor on this and other matters of selecting income options.

This GMIB only applies to the determination of income payments under the income options specified above.  It is not a guarantee of Contract Value or performance.  This benefit does not enhance the amounts paid in any withdrawals or death benefits.  You will not receive any benefit under this endorsement if you make a total withdrawal of your Contract Value.

Both the amount of this GMIB and the quarterly charge for this GMIB (described above in the Charges section) are based upon an amount called the “GMIB Benefit Base.”  The GMIB Benefit Base for this GMIB is the greater of (a) or (b), where:

(a) is the Roll-Up Component which is equal to:

•	all premiums you have paid (net of any applicable premium taxes); plus

•	any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; minus

•	an adjustment (described below) for any withdrawals (including any applicable charges and adjustments to those withdrawals):

compounded at an annual interest rate of 5% from the Issue Date until the earlier of the Annuitant's 80th birthday or the date this GMIB is exercised.

All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment.  All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of this GMIB.  For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal).  After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the excess withdrawal multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawal (including any applicable charges and adjustments to such excess withdrawal).  In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary.  Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base.  Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than proportional withdrawals would.  However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

For example, the calculations for a Contract issued with an initial Premium payment of $10,000, this Guaranteed Minimum Income Benefit, and a 4% Contract Enhancement would be as follows.  Assume the Owner takes a gross withdrawal during the Contract Year of $400, which is less than 5% of the Roll-Up Component as of the previous Contract Anniversary and therefore treated as a dollar-for-dollar withdrawal at the end of the Contract Year.  The Roll-Up Component of the GMIB Benefit Base at the end of the year will be equal to the Premium and Contract Enhancement accumulated at 5% to the end of the year.  The resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05  - $400 = $10,520.  This example does not take into account taxes.

and (b) is the Greatest Contract Anniversary Value Component and is equal to:

•	the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; minus

•	an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and adjustments for those withdrawals); plus

•	any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; minus

•	any annual contract maintenance charge, transfer charge, and any applicable non-asset based charges due under any optional endorsement deducted after that Contract Anniversary; and minus

•	any taxes deducted after that Contract Anniversary.

All of the applicable listed events and their adjustments are made on the date of the transaction.  The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

Neither component of the GMIB Benefit Base will ever exceed:

•	200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date this GMIB is exercised); minus

•	any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

The applicability of this limitation will be determined after the calculation of each component of the GMIB Benefit Base.

If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for this GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger.  If your spouse does not satisfy those criteria, then this GMIB will terminate and the charge for this GMIB will be discontinued.  Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger).  If the new Annuitant in that situation does not satisfy those criteria then the GMIB will terminate and this GMIB charge discontinued.  In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations.  Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted.  Selection of this GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use.  We may update these rules as necessary.

You may not elect both a GMIB and a GMWB, and you may not elect to add a GMWB after the Issue Date to a Contract with a GMIB.

FutureGuard 6 Guaranteed Minimum Income Benefit.

PLEASE NOTE:  EFFECTIVE APRIL 6, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This Guaranteed Minimum Income Benefit is designed to provide a guaranteed minimum level of future income regardless of the investment performance of the underlying investment options.  The benefit requires annuitization to provide guaranteed income in the future.  For those investors who are wishing to have current income, this benefit allows them to withdraw a minimum amount and still have guaranteed income in the future.  The following description of this Guaranteed Minimum Income Benefit is supplemented by the examples in Appendix F.

This optional GMIB endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase.  The guarantee is different depending on when you purchased a Contract.

This benefit is only available if:

●	you elect it prior to your Contract's Issue Date;
●	the Annuitant is not older than age 75 on the Issue Date; and
●

you exercise it on or within 30 calendar days of any Contract Anniversary that is at least 10 years later than the most recent “Step-Up Date” (described below) but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

This GMIB will terminate and will not be payable at the earliest of:

●	the Income Date (if prior to the effective date of this GMIB);
●	the 31st calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;
●	the date you make a total withdrawal from the Contract;
●	upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or
●	if the Owner is not a natural person, upon the death of the Annuitant.

This GMIB can only be elected at the time you purchase your Contract.  Once elected, this GMIB cannot be terminated in any way other than described above while your Contract is in force.

You have the option of taking this GMIB instead of the other income options described above.  Your monthly income option payments will be calculated by applying the “GMIB Benefit Base” (described below) to the annuity rates in the table of guaranteed purchase rates attached to this GMIB endorsement.  The only types of income payments available under this GMIB are life contingent fixed annuity income payments.  The fixed annuity payment income options currently available are:

Option 1 - Life Income,

Option 2 - Joint and Survivor,

Option 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

Option 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available, and no partial annuitizations will be allowed.

After any Contract Anniversary that is at least 10 years later than the most recent “Step-Up Date” (described below), the Contract Owner must exercise this option prior to the Income Date.  This GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years.  Please consult a tax advisor on this and other matters of selecting income options.

This GMIB only applies to the determination of income payments under the income options specified above.  It is not a guarantee of Contract Value or performance.  This benefit does not enhance the amounts paid in any withdrawals or death benefits.

Both the amount of this GMIB and the quarterly charge for this GMIB (described above in the Charges section) are based upon an amount called the “GMIB Benefit Base.”  The GMIB Benefit Base for this GMIB is the greater of (a) or (b), where:

(a) is the Roll-Up Component which is equal to:

●	the Step-Up Value on the most recent Step-Up Date; plus
●	any premiums you have paid (net of any applicable premium taxes) subsequent to that Step-Up Date; plus
●	any Contract Enhancements (which are credited only in the first Contract Year) subsequent to the Step-Up Date; minus
●	an adjustment (described below) for any withdrawals (including any applicable charges for those withdrawals) subsequent to that Step-Up Date;

compounded at an annual interest rate of 6% from the most recent Step-Up Date until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB.

At issue, the Step-Up Date is equal to the Issue Date, and the Step-Up Value is equal to the initial Premium paid (net of any applicable premium taxes and Sales Charges) plus any Contract Enhancement credited.  After issue, the Step-Up Date is equal to the Contract Anniversary on which the Owner elects to step up the Roll-Up Component to the Contract Value, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.

Electing to step-up the Roll-Up Component is optional; however, electing to step-up means that you cannot annuitize under this GMIB for another 10 years (from the newly determined Step-Up Date).  A written request for step-up must be received in Good Order by the Service Center within 30 days prior to the Contract Anniversary.  The latest available Step-Up Date will be the Contract Anniversary on or immediately following the Annuitant’s 75th birthday.

All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment.  All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of this GMIB.  For total withdrawals up to 6% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal).  After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 6% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the excess withdrawal multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawal (including any applicable charges and adjustments to such excess withdrawal).  In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary.  Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base.  Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than would proportional withdrawals.  However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

and (b) is the Greatest Contract Anniversary Value Component and is equal to:

●	the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; minus
●	an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges for those withdrawals); plus
●	any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; minus
●	any taxes deducted after that Contract Anniversary.

All of the applicable listed events and their adjustments are made on the date of the transaction.  The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

For an Annuitant age 52 or younger on the Contract's Issue Date, neither component of the GMIB Benefit Base will ever exceed the cap of:

●	500% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date this GMIB is exercised); minus
●	any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

For an Annuitant age 53 or older on the Contract's Issue Date, there is no cap on either component of the GMIB Benefit Base.

If the Contract Value falls to zero while this GMIB is in effect, then:

●
Annuitization under this GMIB will be automatically exercised if, in each Contract Year since the Issue Date, all withdrawals taken during the Contract Year have either been verified to be RMDs or, in total (including any applicable charges and adjustments), have not exceeded 6% of the Roll-Up Component as of the previous Contract Anniversary.

●

A notice of the annuitization will be sent to the Owner within 10 calendar days, and the Owner will have 30 days from the date the Contract Value falls to zero to choose an income option and a payment frequency.  The Contract will remain active during this 30-day period.  If no choice is made by the end of the 30-day period, the Owner will receive monthly payments based on a life annuity with 10 years certain (joint life annuity with 10 years certain if Joint Annuitants).

●	Otherwise, the GMIB terminates without value.

If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for this GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger.  If your spouse does not satisfy those criteria, then this GMIB will terminate and the charge for this GMIB will be discontinued.  Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger).  If the new Annuitant in that situation does not satisfy those criteria then this GMIB will terminate and the GMIB charge discontinued.  In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations.  Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted.  Selection of this GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use.  We may update these rules as necessary.

You may not elect both a GMIB and a GMWB, and you may not elect to add a GMWB after the Issue Date to a Contract with a GMIB.

DEATH BENEFIT

The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase.  Instead, you may choose an optional death benefit for an additional charge.  LifeGuard Freedom Flex DB optional death benefit, currently may only be selected at issue in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options).  The optional Highest Anniversary Value Death Benefit is only available upon application.  In addition, once an optional death benefit is chosen it cannot be canceled except upon conversion, (if conversion is permitted), or upon spousal continuation in the case of the LifeGuard freedom Flex DB.

The effect of any GMWB on the amount payable to your Beneficiaries upon your death should be considered in selecting the death benefit in combination with a GMWB.  Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero.

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order, which includes, but is not limited to, due proof of death and a completed claim form from the Beneficiary of record (if there are multiple Beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary).  Payment will include interest to the extent required by law.  The death benefit paid will be the basic death benefit unless you have selected an optional death benefit endorsement.  If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the Contract Value will be added to your Contract Value as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Fixed Account and Investment Divisions according to the current allocation instructions on file for your Contract as of that date.  Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.

Basic Death Benefit. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit.  If you have a joint Owner, the death benefit will be paid when the first joint Owner dies.  The surviving joint Owner will be treated as the Beneficiary.  Any other Beneficiary designated will be treated as a contingent Beneficiary.  Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:

•	your Contract Value as of the end of the business day on which we have received all required documentation from your Beneficiary; or

•
the total premiums you have paid since your Contract was issued reduced for prior withdrawals (including any applicable charges) in the same proportion that the Contract Value was reduced on the date of the withdrawal.

Optional Death Benefits. Optional death benefits are available but, because there is an additional annual charge for optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting an optional death benefit.

 The optional death benefits are designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit.  The Highest Anniversary Value Death Benefit is available if you are 79 years of age or younger on the Contract's Issue Date.  The LifeGuard Freedom Flex DB is only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options) and only if the Owner is 35 to 70 years of age on the date the endorsement is added to the Contract.  The older you are when your Contract is issued, the less advantageous it would be for you to select an optional death benefit.

Each optional death benefit is subject to our administrative rules to assure appropriate use.  Our administrative rules may be changed, as necessary.

For the purpose of the optional death benefits, “Net Premiums” are defined as your premium payments net of premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal.  Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%.  Similarly, with the “Highest Anniversary Value” component, the adjustment to your Contract Value for any withdrawals (including applicable charges and deductions) will have occurred proportionally at the time of the withdrawals.

Following are the calculations for the optional death benefits:

The Highest Anniversary Value Death Benefit changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or

(c)
your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.  For contracts issued on or after January 16, 2007, Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary will not be deducted from your greatest Contract Value.

Unlike the basic death benefit, for contracts issued on or after April 6, 2009, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMDB Benefit Base on the Income Date; and
(b) = the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order.  If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

LifeGuard Freedom DB, changes your basic death benefit to the greatest of:

(a)	The Contract's Basic Death Benefit (see the description above); or
(b)	The GMWB Death Benefit

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THE LIFEGUARD FREEDOM DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The LifeGuard Freedom DB is only available in conjunction with the purchase of the LifeGuard Freedom GMWB and only if the Owner is 75 years of age or younger on the date the endorsement is added to the Contract.  At election, the GMWB Death Benefit equals the LifeGuard Freedom GMWB Guaranteed Withdrawal Balance (GWB).  If you select the LifeGuard Freedom GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of any applicable premium taxes and adjusted for any subsequent premium payments and withdrawals.  If the LifeGuard Freedom GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  Election of LifeGuard Freedom DB after issue is only permitted if another optional death benefit endorsement has not been elected, unless you convert to LifeGuard Freedom DB from another optional death benefit (if conversion is permitted).  In addition, if you convert to LifeGuard Freedom GMWB from another Guaranteed Minimum Withdrawal Benefit, LifeGuard Freedom DB is not available unless you are converting from the older version of LifeGuard Freedom GMWB to the newer version of LifeGuard Freedom GMWB (if conversion is permitted).

At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) the LifeGuard Freedom GMWB Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged.  If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

With each subsequent premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.00.

The GMWB Death Benefit is not adjusted upon step-up, the application of the GWB adjustment or the application of any bonus.  The GMWB Death Benefit will terminate on the date the Contract Value equals zero.

For more information about how the LifeGuard Freedom GMWB works, including how the GWB and GAWA are calculated, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 131 .

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the date the Owner attains age of 95 or later (the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:

●
Life Income of the GAWA.  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

●

Specified Period Income of the GAWA.  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

If, under this income option, the Owner is not deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner along with the remaining GWB.

●

Life Income.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

●

Joint and Survivor.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and

(b) = the Contract Value on the Income Date.

●

Life Annuity With at Least 120 or 240 Monthly Payments.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and

(b) = the Contract Value on the Income Date.

LifeGuard Freedom 6 DB, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	The Contract's Basic Death Benefit (see the description above); or
(b)	The GMWB Death Benefit

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THE LIFEGUARD FREEDOM 6 DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The LifeGuard Freedom 6 DB is only available in conjunction with the purchase of the LifeGuard Freedom 6 GMWB and only if the Owner is 75 years of age or younger on the date the endorsement is added to the Contract.  At election, the GMWB Death Benefit equals the LifeGuard Freedom 6 GMWB Guaranteed Withdrawal Balance (GWB).  If you select the LifeGuard Freedom 6 GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of any applicable premium taxes and adjusted for any subsequent premium payments and withdrawals.  If the LifeGuard Freedom 6 GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  Election of LifeGuard Freedom 6 DB after issue is only permitted if another optional death benefit endorsement has not been elected.

At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) the LifeGuard Freedom 6 GMWB Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged.  If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

With each subsequent premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.00.

In addition, on the 7th Contract Anniversary following the effective date of the endorsement, the GMWB Death Benefit will automatically step up to the Contract Value if the Contract Value is greater than the GMWB Death Benefit.

The GMWB Death Benefit is not adjusted upon step-up of the LifeGuard Freedom 6 GMWB GWB, the application of the GWB adjustment or the application of any bonus.  The GMWB Death Benefit will terminate on the date the Contract Value equals zero.

For more information about how the LifeGuard Freedom 6 GMWB works, including how the GWB and GAWA are calculated, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 152 .

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the date the Owner attains age of 95 or later (the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:

●
Life Income of the GAWA.  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

●

Specified Period Income of the GAWA.  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

If, under this income option, the Owner is not deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner along with the remaining GWB.

●

Life Income.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and

(b) = the Contract Value on the Income Date.

●

Joint and Survivor.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and

(b) = the Contract Value on the Income Date.

●

Life Annuity With at Least 120 Monthly Payments.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and

(b) = the Contract Value on the Income Date.

LifeGuard Freedom Flex DB, if elected, replaces your basic death benefit and is the only death benefit during the accumulation phase of your Contract.  The LifeGuard Freedom Flex DB is the greater of:

(a) The Contract's Basic Death Benefit (see the description above); or
 (b) The GMWB Death Benefit, as calculated under this death benefit.

The LifeGuard Freedom Flex DB is only available currently in conjunction with the purchase of the 6% Bonus and Annual Step-Up combination of LifeGuard Freedom Flex GMWB  (the “LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Option”) and only if the Owner is 35 to 70 years of age on the date that the endorsement is issued in connection with the Contract.  At election, the GMWB Death Benefit equals the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Guaranteed Withdrawal Balance (GWB).  When purchased at Contract issuance, the GWB is your initial premium payment, net of any applicable premium taxes, plus any Contract Enhancement on the premium payments.

At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Option Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged.  If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD; and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

With each subsequent premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.

In addition, on the 7th Contract Anniversary following the effective date of the endorsement, the GMWB Death Benefit will automatically step up to the Contract Value if the Contract Value is greater than the GMWB Death Benefit, subject to a maximum of $5,000,000.

The GMWB Death Benefit is not adjusted upon Step-Up of the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups GWB, the application of the GWB Adjustment or the application of any bonus.  The GMWB Death Benefit will terminate on the date the Contract Value equals zero.

Upon continuation of the Contract by a spousal Beneficiary, the surviving spouse may elect to terminate LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups, in which case the GMWB death benefit will be included in the calculation of the Continuation Adjustment.  If the spouse does not make such an election, the endorsement, including the death benefit thereunder, will continue in accordance with its terms, but the GMWB death benefit will not be included in the Continuation Adjustment.

For more information about how the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups works, including how the GWB and GAWA are calculated, please see “For Life GMWB With Bonus and Step-Up” beginning on page 206 .

Unlike the basic death benefit, LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups may provide a death benefit on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this endorsement terminates and no death benefit under the endorsement is payable.  However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:

●
Life Income of the GAWA.  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner’s (or either joint Owner’s) death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

●

Specified Period Income of the GAWA.  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner’s (or either joint Owner’s) death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.
If, under this income option, no Owner is deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner(s) along with the remaining GWB.

●

Life Income.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

●

Joint and Survivor.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor payee’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

●

Life Annuity With at Least 120 Monthly Payments.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

The death benefits under the Income Options vary depending on which Income Option you select. Either  the GMWB Death Benefit calculation, described above, with or without any remaining GWB, or the greater of the GMWB Death Benefit calculation or the Contract Value is payable. Each is computed on the Income Date. For more information on these Income Options, see “LifeGuard Freedom Flex GMWB – Annuitization” beginning on page 215   and  “Income Options” beginning on  page 229 .”

Payout Options.  The Contract's death benefit is payable pursuant to one of the following payout options:

•	single lump sum payment; or
•	payment of entire death benefit within 5 years of the date of death; or
•

payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary.  Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time.  The receipt of any additional lump sums will reduce the future payments to the Beneficiary.

Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death.  If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days.  If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name.  The Special Spousal Continuation option is one way to continue your Contract.  For more information, please see “Special Spousal Continuation Option” beginning on page 241 .

Pre-Selected Payout Options. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date.  However, at the time of your death, we may modify the death benefit payout option if the death benefit you selected exceeds the life expectancy of the Beneficiary.  If this Pre-Selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract.  This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code.  If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death.

Special Spousal Continuation Option. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time.  Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value.  We calculate this amount using the Contract Value and death benefit as of the date we receive all required documentation from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the “Continuation Date”).  We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse.
If your spouse continues the Contract in his/her own name under the Special Spousal Continuation option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit under the Contract.  The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.

If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected.  Any GMIB will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract.  For more information, please see the descriptions of the “Guaranteed Minimum Income Benefits” beginning on page 230 .  Similarly, a GMWB will terminate upon your death (and no further GMWB charges will be deducted), however, unless your spouse is eligible for the benefit and elects to continue it with the Contract.  For more information, please see the respective GMWB subsections in this prospectus.

The Special Spousal Continuation Option is available to elect one time on the Contract.  However, if the Pre-Selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract.  This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code.

Death of Owner On or After the Income Date. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death.  If you die, the Beneficiary becomes the Owner.  If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary.  Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.  A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

Death of Annuitant.  If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules.  If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant.  However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payments will be paid to the Beneficiary as provided for in the income option selected.  Any remaining guaranteed payments will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.  With Option 1 or 2 of the income options, if the Annuitant's death occurs before the first income payment, the amount applied to the income option will be paid to the Owner or Beneficiary, as applicable.

TAXES

The following is only general information and is not intended as tax advice to any individual.  Additional tax information is included in the SAI.  You should consult your own tax adviser as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract.  Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral.  You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts - General Taxation. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal, including withdrawals under any GMWB you may elect, or an income payment) is made from the Contract.  This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person).  Loans based on a non-qualified Contract are treated as distributions.

Non-Qualified Contracts - Aggregation of Contracts.  For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract.  Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts - Withdrawals and Income Payments. Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract.  In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium.  The balance of each income payment is taxable as ordinary income.  The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made.  Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income.  Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract.  This penalty tax will not apply to any amounts:

●	paid on or after the date you reach age 59 1/2;
●	paid to your Beneficiary after you die;
●	paid if you become totally disabled (as that term is defined in the Code);

●

paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives  (or joint life expectancies) of you and your Beneficiary;

●	paid under an immediate annuity; or
●	which come from premiums made prior to August 14, 1982.

Non-Qualified Contracts - Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a “designated Beneficiary” is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary and such distributions begin within one year of that Owner's death.  The Owner's “designated Beneficiary,” who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death.  However, if the Owner's “designated Beneficiary” is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

Tax-Qualified Contracts - Withdrawals and Income Payments.  The Code imposes limits on loans, withdrawals and income payments under tax-qualified Contracts.  The Code also imposes required minimum distribution for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract.  These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI.  Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions).  In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals - Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities.  Withdrawals can only be made when an Owner:

●	reaches age 59 1/2;
●	leaves his/her job;
●	dies;
●	becomes disabled (as that term is defined in the Code); or
●	experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

Withdrawals - Roth IRAs. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity.  Qualified distributions from Roth IRA annuities are entirely federal income-tax free.  A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

Constructive Withdrawals - Investment Adviser Fees. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract.  In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes.  Under the facts in these Rulings:

●	there was a written agreement providing for payments of the fees solely from the annuity Contract,
●	the Contract Owner had no liability for the fees and
●	the fees were paid solely from the annuity Contract to the adviser.

Extension of Latest Income Date.  If you do not annuitize your non-qualified Contract on or before the Latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes.  The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year of your Latest Income Date.  In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time.  Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

Death Benefits. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits.  The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

Assignment. An assignment of your Contract will generally be a taxable event.  Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended.  These limits are summarized in the SAI.  You should consult your tax adviser prior to making any assignment of your Contract.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract.  We believe that the underlying investments are being managed so as to comply with these requirements.  A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance Contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under these variable Contracts was not sufficient to cause the Contract Owners to be treated as the Owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, Contract or agreement between the Contract Owner and Jackson of NY regarding the availability of a particular investment option and other than the Contract Owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects.  The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 97 Investment Divisions and at least one Fixed Account option, although a Contract Owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time.  The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  Jackson of NY does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

Withholding.  In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld.  Some states have enacted similar rules.  Different rules may apply to payments delivered outside the United States.

Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments.  Distributions which may not be rolled over are those which are:

(a)
one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's Beneficiary, or (c) for a specified period of ten years or more;

(b)	a required minimum distribution;

(c)	a hardship withdrawal; or

(d)	the non-taxable portion of a distribution.

JACKSON OF NY TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below.  While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract.  We will periodically review the issue of charging for these taxes and may impose a charge in the future.  (We do impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, but the “Federal (DAC) Tax Charge” merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law.  These benefits reduce our overall corporate income tax liability.  Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material.  We do not pass these benefits through to the separate accounts, principally because:  (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii) while we impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

OTHER INFORMATION

Dollar Cost Averaging. You can arrange to have a regular amount of money periodically transferred automatically from one Investment Division to any number of the Investment Divisions if you have at least $15,000 of Contract Value.  The periodic transfer intervals may be monthly, quarterly, semi-annually or annually.  Dollar Cost Averaging theoretically gives you a lower average cost per unit for the Investment Divisions over time than you would receive if you made a one-time purchase.  Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.  Certain restrictions may apply.

Earnings Sweep.  You can choose to move your earnings from the Money Market Investment Division on a monthly basis, and there is no minimum transfer amount.

Rebalancing. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions periodically to maintain your selected allocation percentages.  Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.

You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

Free Look.  You may return your Contract to the selling agent or us within 20 days after receiving it.  We will return

●	the Contract Value in the Investment Divisions, plus

●	any fees and expenses deducted from the premium prior to allocation to the Investment Divisions, plus

●	the full amount of premium you allocated to the Fixed Account (minus any withdrawals), minus

●	any applicable Contract Enhancement recapture charge.

We will determine the Contract Value in the Investment Divisions as of the date the request for refund is mailed to us, or the date you return it to the selling agent.

Advertising.  From time to time, we may advertise several types of performance of the Investment Divisions.

●	Total return is the overall change in the value of an investment in an Investment Division over a given period of time.

●	Standardized average annual total return is calculated in accordance with SEC guidelines.

●
Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return.  For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

●	Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period.  Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the contract maintenance charge, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features.  The deduction of charges for optional features would reduce the percentage increase or make greater any percentage decrease.

Modification of Your Contract. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract.  Any change or waiver must be in writing.  We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

Confirmation of Transactions.  We will send you a written statement confirming that a financial transaction, such as a premium payment, withdrawal, or transfer has been completed.  This confirmation statement will provide details about the transaction.  Certain transactions which are made on a periodic or systematic basis will be confirmed in a quarterly statement only.

It is important that you carefully review the information contained in the statements that confirm your transactions.  If you believe an error has occurred you must notify us in writing within 30 days of receipt of the statement so we can make any appropriate adjustments.  If we do not receive notice of any such potential error, we may not be responsible for correcting the error.

Legal Proceedings. There are no material legal proceedings, other than the ordinary routine litigation incidental to the business to which Jackson of New York is a party.

Jackson, Jackson of NY's parent, is a defendant in a number of civil proceedings similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products.  The litigation currently pending against Jackson asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products , or were assigned interests in those products, from Jackson during periods ranging from 1981 to present.  Jackson has retained national and local counsel experienced in the handling of such litigation.  To date, such litigation has either been resolved by Jackson on a non-material basis, or is being vigorously defended.  Jackson accrues for legal contingencies once the contingency is deemed to be probable and estimable.  Please see the Jackson National Life Insurance Company and Subsidiaries Consolidated Financial Statements for the year ending December 31, 2010 , for information concerning such amounts that have been accrued.  At this time, it is not feasible to make a meaningful estimate of the amount or range of any additional losses that could result from an unfavorable outcome in such actions.

PRIVACY POLICY

Collection of Nonpublic Personal Information. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

●	Information we receive from you on applications or other forms;

●	Information about your transactions with us;

●	Information we receive from a consumer reporting agency;

●	Information we obtain from others in the process of verifying information you provide us; and

●	Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

Disclosure of Current and Former Customer Nonpublic Personal Information. We will not disclose our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, except as permitted by law.  To the extent permitted by law, we may disclose to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request.  We do not sell information to either affiliated or non-affiliated parties.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications.  Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.
We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested.  These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

You should know that your representative is independent of Jackson.  He or she is responsible for the use and security of information you provide him or her.  Please contact your representative if you have questions about his or her privacy policy.

Security to Protect the Confidentiality of Nonpublic Personal Information. We have security practices and procedures in place to prevent unauthorized access to your nonpublic personal information.  Our practices of safeguarding your information help protect against the criminal use of the information.  Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We restrict access to nonpublic personal information about you to our employees, agents and contractors.  We maintain physical, electronic and procedural safeguards that comply with federal and state regulations to guard your nonpublic personal information.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
General Information and History	2

Services	2

Purchase of Securities Being Offered	8

Underwriters	8

Calculation of Performance	8

Additional Tax Information	10

Annuity Provisions	21

Net Investment Factor	22

Condensed Financial Information	22

APPENDIX A

TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

“JNL®,” “Jackson National®” and “Jackson®” are trademarks or service marks of Jackson National Life Insurance Company.

The “Dow Jones®”, “Dow Jones Industrial AverageSM”, “DJIASM” “Dow Jones Select Dividend IndexSM,” “The DowSM” and “the Dow 10SM” are products of Dow Jones Indexes, the marketing name of and a licensed trademark of CME Group Index Services LLC (“CME”), and have been licensed for use.  “Dow Jones®”, “Dow Jones Industrial AverageSM”, “DJIASM” “Dow Jones Select Dividend IndexSM,” “The DowSM” and “the Dow 10SM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to CME  and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company® (“Jackson”).  The JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund (“Funds”) are not sponsored, endorsed, sold or promoted by Dow Jones, CME or their respective affiliates.  Dow Jones, CME and their respective affiliates make no representation or warranty, expressed or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly.  The only relationship of Dow Jones, CME or any of their respective affiliates to the Funds is the licensing of certain trademarks, trade names and service marks of Dow Jones and of the “Dow Jones®”, “Dow Jones Industrial AverageSM”, “DJIASM” “Dow Jones Select Dividend IndexSM,” “The DowSM” and “the Dow 10SM”, which is determined, composed and calculated by CME without regard to Jackson or the Funds.  Dow Jones and CME have no obligation to take the needs of Jackson or the owners of the Funds into consideration in determining, composing or calculating the Funds.  Dow Jones, CME and their respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash.  Dow Jones, CME and their respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds.

Dow Jones, CME and their respective affiliates do not:
●	Sponsor, endorse, sell or promote the Funds .
●	Recommend that any person invest in the Funds .
●	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds .
●	Have any responsibility or liability for the administration, management or marketing of the Funds .
●	Consider the needs of the Funds in determining, composing or calculating the DJIA or have any obligation to do so.

Dow Jones, CME and their respective affiliates will not have any liability in connection with the Funds . Specifically,
●	Dow Jones, CME and their respective affiliates do not make any warranty, express or implied, and Dow Jones, CME and their respective affiliates disclaim any warranty about:
	●	The results to be obtained by the Funds or any other person in connection with the use of the DJIA and the data included in the DJIA;
	●	The accuracy or completeness of the DJIA and its data;
	●	The merchantability and the fitness for a particular purpose or use of the DJIA and its data;
●	Dow Jones, CME and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the DJIA or its data;
●

Under no circumstances will Dow Jones, CME and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the indexes and trademarks referred to above by Jackson National Life Insurance Company® and Dow Jones is solely for the benefit of the Funds and not for any other third parties.

DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE “DOW JONES®”, “DOW JONES INDUSTRIAL AVERAGESM”, “DJIASM” “DOW JONES SELECT DIVIDEND INDEXSM,” “THE DOWSM” and “THE DOW 10SM” OR ANY DATA INCLUDED THEREIN AND DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY JACKSON, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE “DOW JONES®”, “DOW JONES INDUSTRIAL AVERAGESM”, “DJIASM” “DOW JONES SELECT DIVIDEND INDEXSM,” “THE DOWSM” and “THE DOW 10SM”  OR ANY DATA INCLUDED THEREIN.  DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE “DOW JONES®”, “DOW JONES INDUSTRIAL AVERAGESM”, “DJIASM” “DOW JONES SELECT DIVIDEND INDEXSM,” “THE DOWSM” and “THE DOW 10SM” OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME OR THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CME AND JACKSON, OTHER THAN THE LICENSORS OF CME.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations).  The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s).  The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance.  The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, Owners of the product(s) or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect or consequential damages, even if notified of the possibility of such damages.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq®25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund.  The JNL/Mellon Capital Management Nasdaq® 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations.  THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ® 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

“NYSE®” is a registered mark of, and “NYSE International 100 IndexSM” is a service mark of, the New York Stock Exchange, Inc. (“NYSE”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC.  The JNL/Mellon Capital Management NYSE® International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE® International 25 Fund.

“NYSE International 100 IndexSM” is a service mark of NYSE Group, Inc.  NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the “NYSE International 100 IndexSM” (the “Index”) and its service marks for use in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.

NYSE Group, Inc. does not:

•   Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE® International 25 Fund.

•   Recommend that any person invest in the JNL/Mellon Capital Management NYSE® International 25 Fund or any other securities.

•   Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE® International 25 Fund.

•   Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE® International 25 Fund.

•   Consider the needs of the JNL/Mellon Capital Management NYSE® International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund in determining, composing or calculating the NYSE International
    100 IndexSM or have any obligation to do so.

NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.  Specifically,

•   NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:
•   The results to be obtained by the JNL/Mellon Capital Management NYSE® International 25 Fund, the owner of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 IndexSM;
•   The accuracy or completeness of the Index and its data;
•   The merchantability and the fitness for a particular purpose or use of the Index and its data;
•   NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;
•   Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management, LLC and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other third parties.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”).  Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.
Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

“STANDARD & POOR’S® ,” “S&P®,” “S&P 500®,” “STANDARD & POOR’S 500®,” “S&P 500® Index,” “S&P MIDCAP 400 Index®,” and the “S&P SmallCap 600 Index®” are registered trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by Jackson.  The JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P® SMid 60 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management S&P® 24 Fund and any other investment fund or other vehicle that is offered by third parties that uses an S&P Index as a benchmark or measure of performance, bears the S&P mark and /or   seeks to provide an investment return based on the returns of any Standard & Poor’s Index  are not sponsored, endorsed, sold or promoted by S&P and its affiliates. S&P is not an investment adviser and S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in the Funds or other such fund or vehicle .  Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P.  S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund.  Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

“Value Line®,” “The Value Line Investment Survey,” and “Value Line TimelinessTM Ranking System” are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson.  The JNL/Mellon Capital Management Value Line® 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. (“Value Line”).  Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line® 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund.  Jackson is not affiliated with any Value Line Company.

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

APPENDIX B

CONTRACT ENHANCEMENT RECAPTURE CHARGES

Example 1 illustrates the application of the 2% Contract Enhancement endorsement to a Contract with a single premium payment and the application of recapture charges upon a partial withdrawal.  This example assumes that the Contract is issued on October 1, 2011 , and that the Contract Value grows to $126,360.11 by September 30, 2015 .  The Contract Owner requests that he or she be sent $100,000 on September 30, 2015 .  The Contract Value will have to be reduced by not only the $100,000, but also the applicable Recapture Charge owed to us given the amount of premium withdrawn that is subject to those charges, as illustrated below.

Example 1
10/1/2011	:	Contract Issue Date
$100,000.00	:	Premium
2.00%	:	Contract Enhancement Percentage
$2,000.00	:	:Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (2.00%))
1.25%	:	Recapture Charge Percentage for Completed Year 3-4 (RC%)
5.50%	:	Hypothetical Net Return

At end of Year 4
9/30/2015
$126,360.11	:	Contract Value at end of Year 4
$100,000.00	:	Net Withdrawal Amount (The amount requested to be sent.)

$26,360.11	:	Earnings (Contract Value ($126,360.11) less Premium ($100,000)), which are presumed to be withdrawn first and without charges.
$73,639.89	:	Net Withdrawal Amount requested ($100,000) minus Earnings ($26,360.11).
$74,572.04	:
Corresponding Premium.  The amount to which the appropriate recapture charge percentage is applied.  This amount is determined by multiplying the Net Withdrawal Amount requested minus Earnings ($73,639.89) by a factor determined by the percentage amount of the applicable charge.  It is the actual amount of premium that will need to be withdrawn to send the Contract Owner the Net Withdrawal Amount and apply the remainder to pay the charges to us.  In this example, the corresponding premium is specifically calculated as follows: $73,639.89 X (1/[1 – 1.25%]) = $74,572.04.  In this calculation the 1.25% represents the RC%.

$100,000.00	:	Net Withdrawal Amount
$932.15	:	Recapture Charge: $74,572.04 multiplied by RC% (1.25%)
$100,932.15	:
Total Withdrawal Amount (Net Withdrawal requested ($100,000.00) plus the Recapture Charge ($932.15) that is imposed on the withdrawal of premium) which is the total amount deducted from the Contract Value

$25,427.96	:	Contract Value after Total Withdrawal ($126,360.11 less $100,932.15)

B-1

Example 2 illustrates the application of the 2% Contract Enhancement endorsement to a Contract with multiple premium payments and the application of recapture charges upon a partial withdrawal.  This example assumes that the Contract is issued on October 1, 2011 , the Contract Owner makes an additional premium payment of $100,000 on November 1, 2013 , and that the Contract Value grows to $203,250 by December 15, 2013 .  The Contract Owner requests that he or she be sent $150,000 on December 15, 2013 .  The Contract Value will have to be reduced by not only the $150,000, but also the applicable Recapture Charge owed to us given the amount of premium withdrawn that is subject to those charges are applied, as illustrated below.  For purposes of the recapture charge, we treat withdrawals as coming first from earnings, which are withdrawn without recapture charges, and then from the oldest remaining premium.

Example 2
10/1/2011	:	Contract Issue Date
$100,000.00	:	Premium 1
2.00%	:	Contract Enhancement Percentage
$2,000.00	:	Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (2.00%))
1.25%	:	Recapture Charge Percentage for Completed Year 2-3 (RC%1)

11/1/2013
$100,000.00	:	Premium 2 received in Contract Year 2-3
1.25%	:	Contract Enhancement Percentage for Premium received in Contract Year 2-3
$1,250.00	:	:Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (1.25%))
1.25%	:	:Recapture Charge Percentage for Completed Year 0-1 (since the receipt of the premium) (RC%2)
0.00%	:	Hypothetical Net Return

12/15/2013
$203,250.00	:	Contract Value
$150,000.00	:	Net Withdrawal Amount (The amount requested to be sent.)

$3,250.00	:	:Earnings (Contract Value ($203,250) less Premiums ($200,000)), which are presumed to be withdrawn first and without charges.
$146,750.00	:	:Net Withdrawal Amount ($150,000) requested minus Earnings ($3,250)

$100,000.00	:	Total Corresponding Premium 1, which is the oldest remaining premium. All of this premium must be withdrawn to meet the requested Net Withdrawal Amount.
$98,750.00	:
The amount of Premium 1 withdrawn after deducting the Recapture Charge paid to us (Total Corresponding Premium 1 withdrawn ($100,000) less the Recapture Charge from Premium 1 ($100,000 multiplied by RC%1 (1.25%) equals $1,250))

$48,000.00	:
Net withdrawal amount needed from Premium 2, which is equal to the Net Withdrawal Amount requested ($150,000), minus Earnings ($3,250), and minus the amount withdrawn from Premium 1 after deducting the Recapture Charge ($98,750)

$48,607.59	:
Total Corresponding Premium 2.   The amount of Premium 2 to which the appropriate recapture charge percentage is applied.  This amount is determined by multiplying the net withdrawal amount needed from Premium 2 ($48,000.00) by a factor determined by the percentage amount of the applicable charge.  In this example, the corresponding premium 2 is specifically calculated as follows: $48,000 X (1/[1 – 1.25%]) = $48,607.59.  In this calculation, the 1.25% represents the RC%2.

$150,000.00	:	Net Withdrawal Amount
$1,250.00	:	Recapture Charge from Premium 1: $100,000 multiplied by RC%1 (1.25%)
$607.59	:	Recapture Charge from Premium 2: $48,607.59 multiplied by RC%2 (1.25%)
$151,857.59	:
Total Withdrawal Amount (Net Withdrawal requested ($150,000.00) plus the Recapture Charge ($1,250.00 plus $607.59 equals $1,857.59 in total Recapture Charges) that is imposed on the withdrawal of premium) which is the total amount deducted from the Contract Value)

$51,392.41	:	Contract Value after Total Withdrawal ($203,250.00 less $151,857.59)

B-2

APPENDIX C

BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2010 from the Distributor in relation to the sale of our variable insurance products.

1st Global Capital Corporation	CFD Investments, Inc.	G.A. Repple & Company	Kenai Investments Inc.
Allen & Company	Coastal Equities	G.W. Sherwood Associates, Inc.	Key Investments
American Equity Investment Crp	Commonwealth Financial Network	Geneos Wealth Management, Inc.	KMS Financial Services Inc.
American Funds	Community Bankers Securities	Genworth Financial Securities	Koehler Financial, LLC
American Independent Securities Group	Comprehensive Asset Mgmt and Servicing, Inc.	Girard Securities, Inc.	Kovack Securities, Inc.
American Investors Company	Coordinated Capital Securities	Great American Advisors, Inc.	Labrunerie Financial, Inc.
American Portfolios Financial Services, Inc.	Cornerstone Wealth Advisor Inc.	GWN Securities, Inc.	Lasalle St Securities LLC
Ameriprise Advisor Services	Crowell, Weedon & Company	H. Beck, Inc.	Legend Equities Corp.
Ameritas Investment Corp.	Crown Capital Securities L.P.	H.D. Vest Investment Securities	Leonard & Company
Arvest Asset Management	Cuna Brokerage Services	Hantz Financial Services, Inc.	Liberty Partners Financial
Askar Corp	CUSO Financial Services	Harbor Financial Services	Lincoln Financial Advisors
Aurora Capital LLC	D.A. Davidson & Co.	Harbour Investment, Inc.	Lincoln Financial Securities
Ausdal Financial Partners Inc.	D H Hill Securities LLP	Harger & Company	Lincoln Investment Planning
AXA Advisors LLC	Davenport & Company, LLC	Harris Investors Services	Lowell & Company Inc.
BancWest Investment Services Inc.	David A. Noyes & Company	Harvest Capital LLC	LPL Financial Corporation
BB&T Investment Services Inc.	Delta Equity Services	Hazard & Siegel, Inc.	M & T Securities
BCG Securities	Dewaay Financial Network, LLC	HBW Securities	M&I Financial Advisors, Inc.
Beneficial Investment Services	Eagle One Investments, LLC	Hilliard Lyons	M. Griffith, Inc.
Benjamin F. Edwards & Co. Inc.	Equable Securities Corp	Hornor Townsend & Kent, Inc.	Madison Avenue Securities
Berthel Fisher & Company Financial Services	Equitas America	HSBC Securities	Main Street Securities
Bestvest Investments LTD	Equity Services, Inc.	Huntington Investment Company	Merrill Lynch, Pierce, Fenner
BFT Financial Group	Essex National Securities, Inc.	IBN Financial Services	& Smith, Inc.
BOSC, Inc.	Fifth Third Securities	IMS Securities	Metlife Securities
Brewer Financial Services	Financial Advisers of America	Independence Capital Company	Michigan Securities Inc.
Bristol Financial Services Inc.	Financial Network Investment	Independent Financial Group	Mid Atlantic Securities Inc.
Broker Dealer Financial	Financial Telesis Inc.	Infinex Investments Inc.	MidAmerica Financial Services
BrokersXpress, LLC	Financial West Investment Group	ING Financial Advisers	Milkie/Ferguson Investments
Brookstone Securities	Fintegra Financial Solutions	ING Financial Partners Inc.	MML Investors Services Inc.
Cadaret, Grant & Company	First Allied Securities, Inc.	Institutional Securities Corp.	Moloney Securities Co., Inc.
Cambridge Investment Research	First Citizens Investor Services	InterCarolina Financial Services	Money Concepts Capital Corp.
Cantella & Co, Inc.	First Citizens Securities Corp.	Invest Financial Corporation	Money Management Advisory, Inc.
Cape Securities Inc.	First Financial Equity	Investacorp, Inc.	Morgan Keegan & Company
Capital Financial Services	First Heartland Capital, Inc.	Investment Centers of America, Inc.	Multi-Financial Securities Corp.
Capital Financial Solutions	First Independent Financial	Investment Professionals, Inc.	Mutual of Omaha Investor Services, Inc.
Capital Growth Resources	First Liberties Financial	Investors Capital Corp.	Mutual Trust Company
Capital Guardian LLC	First Merit Financial Services	Investors Security Co Inc.	National Planning Corporation
Capital Investment Group	Foothill Securities, Inc.	J P Turner & Company, LLC	Navy Federal Brokerage Services
Capitol Securities Management	Foresters Equity Services Inc.	J W Cole Financial Inc.	Neidiger Tucker Bruner, Inc.
Capwest Securities, Inc.	Fortune Financial Services	Janney Montgomery Scott LLC	Newbridge Securities Corporation
Centaurus Financial, Inc.	Founders Financial Securities	J.J.B. Hilliard, W.L. Lyons, Inc.	Newport Coast Securities, Inc.
Center Street Securities	FSC Securities Corporation	JRL Capital Corporation	NEXT Financial Group, Inc.

C-1

NFP Securities, Inc.	RBC Capital Markets Corp.	St. Bernard Financial Services	United Planners
Northeast Securities, Inc.	Regal Securities Inc.	Sterne Agee Financial Services	USA Financial Securities Corp.
Northridge Securities Corp.	Resource Horizons Group	Stifel Nicolaus & Company	UVEST
NPB Financial Group	Ridgeway & Conger Inc.	Stonehurst Securities, Inc.	Valic Financial Advisors, Inc.
NRP Financial, Inc.	Robert W Baird & Company, Inc.	Strategic Financial Alliance	Valley National Investments
OneAmerica Securities	Rogan & Associates, Inc.	Summit Brokerage Services, Inc.	Valmark Securities, Inc.
Oppenheimer & Co., Inc.	Royal Alliance Associates, Inc.	Summit Equities Inc.	Vanderbilt Securities LLC
Pacific West	Royal Securities	Sunset Financial Services, Inc.	VSR Financial Services, Inc.
Packerland Brokerage Services	Sagepoint Financial, Inc.	SWBC Investment Services, LLC	Wall Street Financial Inc.
Park Avenue Securities	Sammons Securities Company, LLC	Symetra Investment Services	Walnut Street Securities
Paulson Investment Company	Sanders Morris Harris, Inc.	Synergy Investment Group	Waterford Investor Services
People’s Securities, Inc.	Securian Financial Services	The Investment Center, Inc.	Wayne Hummer Investments
Planmember Securities	Securities America, Inc.	The Leaders Group, Inc.	Wedbush Morgan Securities
Presidential Brokerage, Inc.	Securities Service Network	The O.N. Equity Sales Company	Wells Fargo Advisors LLC
Prime Capital Services Inc.	Sigma Financial Corporation	Thrivent Investment Management	Western Equity Group
Primevest Financial Services, Inc.	Signator Investors, Inc.	Tower Square Securities, Inc.	Westminster Financial
Pro Equities, Inc.	SII Investments, Inc.	Transamerica Financial Advisors, Inc.	WFG Investments, Inc.
Professional Asset Management	Silver Oak Securities	Triad Advisors, Inc.	Williams Financial Group
Prospera Financial Services, Inc.	SMH Capital, Inc.	Triune Capital Advisors	Woodbury Financial Services, Inc.
Purshe Kaplan Sterling	Sorrento Pacific Financial, LLC	Trustmont Financial Group	Workman Securities
QA3 Financial Corporation	Southeast Investments	U.S. Bancorp Investments, Inc.	World Equity Group, Inc.
Quest Securities	Southwest Securities Financial Services	UBS Financial Services, Inc.	World Group Securities Inc.
Questar Capital Corp	Spectrum Capital	UnionBanc Investment Services LLC	WRP Investments Inc.
Raymond James	Spire Securities, LLC	United Equity Securities	Wunderlich Securities

C-2

APPENDIX D

GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, and all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 7%.  The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus.  If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%.  If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage. See Appendix E for examples regarding LifeGuard Freedom Flex GMWB, and LifeGuard Freedom Flex GMWB with Joint Option.

Example 1: This example demonstrates how GMWB values are set at election.

▪	Example 1a: If the GMWB is elected at issue:
♦	Your initial GWB is $100,000, which is your initial Premium payment.
♦	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).
♦	If your endorsement includes an Earnings-Sensitive Adjustment, your initial GMWB Earnings Determination Baseline is $100,000, which is your initial premium payment.

▪	Example 1b: If the GMWB is elected after issue (if permitted) when the Contract Value is $105,000:
♦	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.
♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪
Example 1c: If the GMWB is elected after issue (if permitted) or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

♦
Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.  If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).
♦	If your endorsement does not contain a varying benefit percentage and was issued on or after May 1, 2011, your GWB is not reduced by the Recapture Charge at the time the GMWB is elected or converted.

▪	Notes:
♦	If your endorsement contains a varying benefit percentage:
-
Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.

-
If your endorsement allows for re-determination of the GAWA%, your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB at the time of election.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your initial GWB adjustment is set equal to 200% times your initial GWB.
♦	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB death benefit is set equal to your initial GWB.
♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, your initial GMWB Earnings Determination Baseline is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

Example 2: This example demonstrates how your GAWA% is determined.  If your endorsement contains a varying benefit percentage, your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option.  Your GAWA% is set based upon your attained age at that time.  Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪ ▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).
If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of a step-up is greater than the BDB.

Example 3: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined.

▪
Example 3a: This example demonstrates what happens if you make an additional Premium payment of $50,000, your GWB is $100,000 at the time of payment, and your Contract includes a Contract Enhancement provision which provides $2,500 to your contract at the time of the Premium Payment:

♦
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).  Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

-
If your endorsement does not contain a varying benefit percentage and was issued on or after May 1, 2011, your new GWB is $152,500, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000) plus the Contract Enhancement resulting from the Premium payment ($2,500).  Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

♦	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).
If your endorsement does not contain a varying benefit percentage and was issued on or after May 1, 2011, your GAWA is $7,625, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of the amount of increase in your GWB resulting from the additional Premium payment.
♦
If your endorsement includes an Earnings-Sensitive Adjustment and your GMWB Earnings Determination Baseline is $100,000 at the time of the additional Premium payment, your new GMWB Earnings Determination Baseline is $150,000, which is your GMWB Earnings Determination Baseline prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).  Note that GMWB Earnings Determination Baseline is not subject to a maximum.

▪
Example 3b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent premium.  If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

♦	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.
♦	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:
♦	If your endorsement contains a varying benefit percentage:
-	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.
-	If your endorsement allows for re-determination of the GAWA%, your BDB is increased by the Premium payment.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision:
-
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000.  For example, if, as in Example 3a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 200% of the additional premium payment.  The resulting GWB adjustment is $200,000 + $100,000 = $300,000.

-
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment, subject to a maximum of $5,000,000.  For example, if you make an additional Premium payment of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 100% of the additional premium payment.  The resulting GWB adjustment is $200,000 + $50,000 = $250,000.

♦	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is increased by the Premium payment, subject to a maximum of $5,000,000.
♦	If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline is increased by the Premium payment.

Example 4: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is your GAWA for endorsements for non-qualified and qualified contracts that do not permit withdrawals in excess of the GAWA or which is the greater of your GAWA or your RMD for those GMWBs related to qualified contracts that permit withdrawals in excess of the GAWA to equal your RMD).

▪	Example 4a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:
♦	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).
♦	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪
Example 4b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

♦	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).
♦	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.
♦	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit may be reduced.
♦
If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, and if your GAWA falls below your GWB, your GAWA will be adjusted to equal your GWB.  Depending on when your Contract was issued, this will occur either at the time a withdrawal causes the GWB to fall below the GAWA ,or at the end of your Contract Year if your GWB is at that time less than your GAWA.

♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

♦	If your endorsement includes an Earnings-Sensitive Adjustment provision:
-
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however.  See Example 12.

-
An Earnings-Sensitive Adjustment may apply to your withdrawal, which will allow you to withdraw additional amounts from your contract during that  Contract Year without causing a proportional reduction of your GMWB.  See Example 12a and 12b.

Example 5: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4).

▪	Example 5a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

-
If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual Step-Up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

-
Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($130,000 - $10,000 = $120,000).

♦
Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-
If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual Step-Up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($120,000*0.05 = $6,000).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

-
Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
-
If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual Step-Up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

-
Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

♦
Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-
If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual Step-Up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 -

($10,000 - $5,000)/($105,000 - $5,000)) = $4,750].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB).  In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

-
Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
-
If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual Step-Up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

-
Otherwise, your new GWB is $45,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($55,000 - $10,000 = $45,000).

♦
Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-
If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual Step-Up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $2,250, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($45,000*0.05 = $2,250).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

-
Otherwise, your GAWA is recalculated to equal $2,250, which is 5% of your new GWB ($45,000*0.05 = $2,250).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	If your endorsement contains a varying benefit percentage and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of 1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal.  In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.
♦
If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit will be reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.

♦
If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, and if your GAWA falls below your GWB, your GAWA will be adjusted to equal your GWB.  Depending on when your Contract was issued, this will occur either at the time a withdrawal causes the GWB to fall below the GAWA ,or at the end of your Contract Year if your GWB is at that time less than your GAWA.

♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

♦	If your endorsement includes an Earnings-Sensitive Adjustment provision:
-
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however.  See Example 12.

-
Your GWB will be reduced dollar for dollar for up to the sum of the Earnings-Sensitive Adjustments during that Contract Year and the GAWA, and your GWB and GAWA will be reduced proportionally only for the portion of the withdrawal in excess of that amount.  See Example 12c.

Example 6: This example illustrates how GMWB values are re-determined upon step-up.  (This example only applies if your endorsement contains a Step-Up provision.)

▪
Example 6a: This example demonstrates what happens if at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

♦	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).
♦
If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

-
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

♦
However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

-	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:
•	Your GAWA% is set to 6%, since your Contract Value (or highest quarterly Contract Value, as applicable)($200,000) is greater than your BDB ($100,000).
•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

•
Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).

♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

-
If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

▪
Example 6b: This example demonstrates what happens if at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

♦	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).
-
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.  However, in this case, it is assumed that your initial Premium is $100,000.  Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%.  In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($90,000).

♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

-	Even if your endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your bonus base has not been increased due to the step-up.

▪	Notes:
♦
Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.  If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

♦
If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

♦
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

♦	If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.
♦	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since step-ups do not impact the GWB adjustment.
♦	If your endorsement contains a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since step-ups do not impact the GMWB death benefit.
♦
If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values.  The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged since step-ups do not impact the GMWB Earnings Determination Baseline.

Example 7: This example demonstrates how the timing of a withdrawal request interacts with the timing of the Step-Up provision (if applicable) to impact re-determination of GMWB values.  (This example only applies if your endorsement contains a Step-Up provision.)

▪
Example 7a: This example demonstrates what happens if prior to any transactions your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

♦
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (or highest quarterly Contract Value, as applicable).  At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).  On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA.  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).  Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

-
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

-
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).  Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

♦
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000).  Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value.  At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA.  At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

-
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

-
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals.  At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($195,000).

▪     Notes:
♦
As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

-
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.  This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

-
If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007, the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

-	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.
♦	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.
♦	Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.
♦
If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value is greater than your GWB at the time of the automatic step-up.

♦
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

♦	If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the first withdrawal (if not previously determined)
-
If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.

♦	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.
♦
If your endorsement contains a GMWB Death Benefit provision, the GMWB death benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB death benefit may be reduced for the withdrawal.

♦
If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values.  The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

♦
If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, and if your GAWA falls below your GWB, your GAWA will be adjusted to equal your GWB.  Depending on when your Contract was issued, this will occur either at the time a withdrawal causes the GWB to fall below the GAWA ,or at the end of your Contract Year if your GWB is at that time less than your GAWA.

♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline would not be adjusted for the step-up since step-ups do not impact the GMWB Earnings Determination Baseline, but your GMWB Earnings Determination Baseline may be reduced for the withdrawal.  See Example 12 to see how the GMWB Earnings Determination Baseline is re-determined on a withdrawal.

Example 8: This example illustrates how GMWB values are re-determined upon application of the Guaranteed Withdrawal Balance Bonus.  (This example only applies if your endorsement contains a Guaranteed Withdrawal Balance Bonus provision.)

▪	Example 8a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your bonus base ($100,000 + $100,000*0.07 = $107,000).
♦	Your GAWA for the next year is recalculated to equal $5,350, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($107,000*0.05 = $5,350).
♦
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 8b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your bonus base ($90,000 + $100,000*0.07 = $97,000).
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).
♦
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your bonus base is not recalculated upon the application of the bonus to your GWB.
♦
If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

♦	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not impacted by the application of the bonus.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since the GWB adjustment is not impacted by the application of the bonus.
♦	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since the GMWB death benefit is not impacted by the application of the bonus.
♦
If your endorsement does not include a For Life Guarantee of if the For Life Guarantee is not in effect, and if your GAWA falls below your GWB, your GAWA will be adjusted to equal your GWB.  Depending on when your Contract was issued, this will occur either at the time a withdrawal causes the GWB to fall below the GAWA ,or at the end of your Contract Year if your GWB is at that time less than your GAWA.

♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged since the GMWB Earnings Determination Baseline is not impacted by the application of the bonus.

Example 9: This example illustrates how the GAWA is re-determined when the For Life Guarantee becomes effective after the effective date of the endorsement.  At the time the For Life Guarantee becomes effective, your GAWA is re-determined.  (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

▪	Example 9a: This example demonstrates what happens if on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 9b: This example demonstrates what happens if your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:
♦
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted.  However, your GAWA would not be permitted to exceed your remaining GWB.  Your GAWA is not recalculated since the Contract Value is $0.

♦	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪     Example 9c: This example demonstrates what happens if on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

♦
Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦
If your endorsement is effective prior to 12/03/2007, your reset date is the Contract Anniversary on or immediately following your 65th birthday (or the youngest Covered Life’s 65th birthday if your endorsement is a For Life GMWB with Joint Option).  If your endorsement is effective on or after 12/03/2007 and before 03/31/2008, your reset date is the Contract Anniversary on or immediately following your 60th birthday.  If your endorsement is effective on or after 03/31/2008 and before 10/06/2008, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2.  If your endorsement is effective on or after 10/06/2008 and before 01/12/2009, your reset date is the Contract Anniversary on or immediately following your 63rd birthday (or the youngest Covered Life’s 62nd birthday if your endorsement is a For Life GMWB with Joint Option).  If your endorsement is effective on or after 01/12/2009, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the youngest Covered Life’s 59 1/2 birthday if your endorsement is a For Life GMWB with Joint Option).

Example 10: This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option.  (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:
♦
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date.  Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect.  The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained).  The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

♦	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:
♦
If your endorsement is effective prior to 12/03/2007 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life’s 65th birthday.  If your endorsement is effective on or after 10/06/2008 and before 01/12/2009 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life 62nd birthday.  If your endorsement is effective on or after 01/12/2009 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date the youngest Covered Life attains age 59 1/2.

♦	If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.
♦	If your endorsement contains a varying benefit percentage, your BDB remains unchanged at the time of continuation.

♦	If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged at the time of continuation.

Example 11: This example demonstrates how the GWB is re-determined upon application of the Guaranteed Withdrawal Balance adjustment.  (This example only applies if your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision.)

▪
Example 11a: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $160,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

♦	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($160,000) or 2) the GWB adjustment ($200,000).

▪
Example 11b: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $210,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

♦	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($210,000) or 2) the GWB adjustment ($200,000).

▪	Notes:
♦	The GWB adjustment provision is terminated on the GWB Adjustment Date after the GWB adjustment is applied (if any).
♦	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.
♦	No adjustment is made to your bonus base since the bonus base is not impacted by the GWB adjustment.
♦	If your endorsement allows for re-determination of the GAWA%, no adjustment is made to your BDB since the BDB is not impacted by the GWB Adjustment.
♦	If your endorsement includes a GMWB Death Benefit provision, no adjustment is made to your GMWB death benefit since the GMWB death benefit is not impacted by the GWB adjustment.
♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, no adjustment is made to your GMWB Earnings Determination Baseline since the GMWB Earnings Determination Baseline is not impacted by the 200% GWB adjustment.

Example 12: This example expands on the basic examples at pages 173 and 185 and demonstrates how GMWB values are valued and re-determined at the time of a withdrawal when the Earnings-Sensitive Adjustment increases the permissible withdrawal amount.  (This example only applies if your endorsement contains an Earnings-Sensitive Adjustment provision.)

▪
Example 12a: This example demonstrates how the Earnings-Sensitive Adjustment is applied if the GMWB Earnings are in excess of the total withdrawal.  This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $118,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

♦	Your GMWB Earnings are equal to $18,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($118,000 - $100,000 = $18,000).
♦
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000).  Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

♦	The Earnings-Sensitive Adjustment is equal to $3,333, which is the lesser of two quantities:
-	$7,200, which is equal to 40% of the GMWB Earnings (0.40 * $18,000 = $7,200)
-	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).
♦
The total withdrawal amount is equal to $8,333, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $3,333 = $8,333).

♦	Your Contract Value after the withdrawal is equal to $109,667, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($118,000 - $8,333 = $109,667).
♦
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $100,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($0, since the withdrawal of $8,333 is less than the GMWB Earnings of $18,000).  Since the GMWB Earnings is in excess of the total withdrawal the GMWB Earnings Determination Baseline is not reduced.

♦
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,333 + $5,000 - $8,333 = 0).

♦
Your GWB after the withdrawal is equal to $91,667, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $8,333 = $91,667). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

♦
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 12b: This example demonstrates how the Earnings-Sensitive Adjustment is applied if there are no GMWB Earnings in the Contract, i.e. your Contract Value is less than the GMWB Earnings Determination Baseline at the time of your total withdrawal.  This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $98,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

♦	Your GMWB Earnings are equal to $0, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($98,000 - $100,000 = -$2,000 which is less than zero).
♦
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000).  Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

♦	The Earnings-Sensitive Adjustment is equal to $0, which is the lesser of two quantities:
-	$0, which is equal to 40% of the GMWB Earnings (0.40 * $0 = $0)
-	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).
♦
The total withdrawal amount is equal to $5,000, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $0 = $5,000).

♦	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($98,000 - $5,000 = $93,000).
♦
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $95,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($5,000 - $0 = $5,000).  Since there are no GMWB Earnings at the time of the withdrawal the GMWB Earnings Determination Baseline is reduced by the total withdrawal amount.

♦
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $5,000 = 0).

♦
Your GWB after the withdrawal is equal to $95,000, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $5,000 = $95,000). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

♦
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 12c: This example demonstrates an Excess Withdrawal that results in a re-determination of your GWB and GAWA.  This example assumes that you request a withdrawal for $15,000 where at the time of the withdrawal your Contract Value is $108,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year.

♦	Your GMWB Earnings are equal to $8,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000).
♦
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000).  Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

♦
Because you specified a withdrawal of exactly $15,000 including the Earnings-Sensitive Adjustment, the amount of the Earnings-Sensitive Adjustment for that withdrawal must be calculated. This requires a couple of steps.

First, the Earnings-Sensitive Adjustment that would apply to a withdrawal of the MEWAR is calculated.  This is the maximum Earnings-Sensitive Adjustment that could apply to a withdrawal of any size at that time.  The maximum Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two quantities:

$3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200)
$3,333, which is equal to 2/3 of the MEWAR (2/3 * $5,000 = $3,333).

Second, your requested withdrawal is compared to the withdrawal of the MEWAR ($5,000) plus the maximum Earnings-Sensitive Adjustment ($3,200).  Your requested withdrawal of $15,000 is greater than $8,200 ($5,000 + $3,200), so your Earnings-Sensitive Adjustment is equal to the maximum Earnings-Sensitive Adjustment ($3,200).

Thus, your $15,000 withdrawal has a $3,200 Earnings-Sensitive Adjustment.  Note that the result is the same as if you had requested a withdrawal of $11,800 plus the Earnings-Sensitive Adjustment, since your total withdrawal would also have been $15,000 in that case.

♦	The total withdrawal amount is equal to $15,000. Thus, your requested withdrawal exceeds your GAWA plus the Earnings-Sensitive Adjustment.
♦	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $15,000 = $93,000).
♦
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $93,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($15,000 - $8,000 = $7,000).  Since a portion of the total withdrawal ($7,000) is in excess of GMWB Earnings, the GMWB Earnings Determination Baseline is reduced by the amount of the withdrawal in excess of GMWB Earnings.

♦
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $15,000 = -$6,800 which is less than zero).

♦
Your GWB after the withdrawal is equal to $85,545, which is your GWB reduced dollar for dollar for your GAWA plus the Earnings-Sensitive Adjustments in the current Contract Year, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [($100,000 - $8,200) * (1 - ($15,000 - $8,200) / ($108,000 - $8,200)) = $85,545].

♦
Since the total partial withdrawals for the year ($15,000) then exceeds the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), your GAWA after the withdrawal is equal to $4,659, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [$5,000*(1-($15,000-$8,200)/($108,000-$8,200))=$4,659].

Notes:
♦	If your For Life Guarantee is not in effect, your Earnings-Sensitive Adjustment may not exceed the greater of zero or your GWB less the MEWAR.
♦
If you request a withdrawal of an exact amount (for example, you wish to take a withdrawal from your Contract Value of only your GAWA, and no more), an Earnings-Sensitive Adjustment will still be calculated.  The effect of that Earnings-Sensitive Adjustment will be to potentially allow for an additional amount available for withdrawal during the current Contract Year without incurring proportional reduction of your benefit.  In other words, due to the Earnings-Sensitive Adjustment your GAWA may decrease by less than the total amount of Contract Value withdrawn.

APPENDIX E

GMWB PROSPECTUS EXAMPLES

Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups (“LifeGuard Freedom Flex” and “LifeGuard Freedom Flex with Joint Option GMWB”)

Unless otherwise specified, the following examples apply to and assume you elected either LifeGuard Freedom Flex or LifeGuard Freedom Flex with Joint Option (referred to below as a GMWB) when you purchased your Contract, no other optional benefits other than any available Contract Enhancement that could be elected, your initial premium payment net of any applicable premium taxes, plus any Contract Enhancement was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges and no prior partial withdrawals have been made.  The examples assume that your age when the GAWA% is first determined corresponds to a GAWA% of 5%, the GMWB elected has a bonus percentage of 7%, and the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus at pages 61 .  If your age at the time the GAWA% is first determined corresponds to a GAWA% other than 5%, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%.  If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage for the GMWB you elected. References to the GMWB Death Benefit refer to a death benefit provided by certain GMWB endorsements, but not to any separate death benefit endorsement.

Example 1: This example demonstrates how GMWB values are set at election.

▪	Example 1a: If the GMWB is elected at issue:
♦	Your initial GWB is $100,000, which is your initial premium payment, net of any applicable premium taxes, plus any Contract Enhancement.
♦	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5000).

▪	Example 1b: If the GMWB is added after issue (subject to availability) when the Contract Value is $105,000:
♦	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.
♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:
♦
Your initial Benefit Determination Baseline (BDB) is set equal to your initial premium payment, net of any applicable premium taxes, plus any Contract Enhancement, if the endorsement is elected at issue or your Contract Value if the endorsement is elected after issuance of the contract, subject to availability.

♦	Your initial Bonus Base is set equal to your GWB at the time of election.
♦	Your initial GWB Adjustment is set equal to 200% times your initial GWB.
♦
♦	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB Death Benefit is set equal to your initial GWB.

Example 2: This example demonstrates how your GAWA% is determined.  Your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option.  Your GAWA% is set based upon your attained age at that time.  Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪
Your GAWA% will be re-determined based on your attained age if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of a Step-Up is greater than the BDB.

Example 3: This example demonstrates how upon payment of a subsequent premium, GMWB values may be re-determined.

▪
Example 3a: This example demonstrates what happens if you make an additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement of $50,000 and your GWB is $100,000 at the time of payment:

♦
Your new GWB is $150,000, which is your GWB prior to the additional premium payment ($100,000) plus your additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement ($50,000).  Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

♦
Your GAWA is $7,500, which is your GAWA prior to the additional premium payment ($5,000) plus 5% of your additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement ($50,000*0.05 = $2,500).

▪
Example 3b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent premium.  If you make an additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

♦
Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional premium payment ($4,950,000) plus your additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement ($100,000) exceeds the maximum of $5,000,000.

♦	Your GAWA is $250,000, which is your GAWA prior to the additional premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:
♦	Your GAWA is recalculated upon payment of an additional premium (as described above) only if such payment occurs after your GAWA% has been determined.
♦	Your BDB is increased by the premium payment, net of any applicable premium taxes, plus any Contract Enhancement. The BDB is not subject to a maximum of $5,000,000.
♦	Your Bonus Base is increased by the premium payment, net of any applicable premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.
♦
If the premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your  GWB Adjustment is increased by the premium payment, net of any applicable premium taxes, plus any Contract Enhancement times 200%, subject to a maximum of $5,000,000.  For example, if, as in Example 3a, you make an additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your  GWB Adjustment value before the additional premium payment is $200,000, then the  GWB Adjustment is increased by 200% of the additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement.  The resulting  GWB Adjustment is $200,000 + $100,000 = $300,000.

♦
If the premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your  GWB Adjustment is increased by the premium payment, net of any applicable premium taxes,  plus any Contract Enhancement, subject to a maximum of $5,000,000.  For example, if you make an additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional premium payment is $200,000, then the  GWB Adjustment is increased by 100% of the additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement.  The resulting  GWB Adjustment is $200,000 + $50,000 = $250,000.

♦
If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit is increased by the premium payment, net of any applicable premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.

Example 4: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is your GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA)).

▪	Example 4a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:
♦	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).
♦	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the death of any Owner or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪
Example 4b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

♦	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).
♦	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

♦
If you continued to take annual withdrawals equal to your initial and unchanged RMD ($7,500),  it would take approximately an additional   12  years to deplete your GWB ($92,500 / $7,500 per year = approximately 12  years), provided that there are no further adjustments made to your GWB or your RMD (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your RMD could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 12  years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
Your Bonus Base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no Bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	Your GWB Adjustment provision is terminated since a withdrawal is taken.
♦
If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit may be reduced.  In the case where your GMWB Death Benefit is reduced for all withdrawals, it will be reduced by the amount of the withdrawal since the withdrawal did not exceed the greater of the GAWA or the RMD.

♦	If the For Life Guarantee is not in effect, at the end of each Contract Year , your GAWA would not be permitted to exceed your new GWB.
♦	Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.

Example 5: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4).

▪	Example 5a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:
♦
Your new GWB is $91,200, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the any death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:
♦
Your new GWB is $90,250, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

-
Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:
♦
Your new GWB is $85,500, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

♦
Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
Your Bonus Base is recalculated to equal the lesser of 1) your Bonus Base prior to the withdrawal or 2) your GWB following the withdrawal.  In addition, no Bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	Your GWB Adjustment provision is terminated since a withdrawal is taken.
♦
If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit will be reduced.  In the case where your GMWB Death Benefit is reduced for all withdrawals, the GMWB Death Benefit is reduced in the same manner that the GWB is reduced; it is first reduced dollar for dollar for the GAWA and then is reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.  Otherwise, your GMWB Death Benefit is only reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.

♦	If the For Life Guarantee is not in effect, at the end of each Contract Year , your GAWA would not be permitted to exceed your remaining GWB.
♦
The Excess Withdrawal is defined to be the lesser of the total amount of the current partial withdrawal, or the amount     by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 6: This example illustrates how GMWB values are re-determined upon automatic Step-Up.

▪
Example 6a: This example demonstrates what happens if at the time of Step-Up your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

♦
Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).

♦
If the Step-Up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of the Step-Up is greater than your BDB.

-	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:
•
Your GAWA% is set to 6%, since your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable)($200,000) is greater than your BDB ($100,000).

•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).
•
Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the Step-Up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of Step-Up ($200,000).

♦
Your Bonus Base is $100,000 just prior to the Step-Up, your Bonus Base is recalculated to equal $200,000, which is the greater of 1) your Bonus Base prior to the Step-Up ($100,000) or 2) your GWB following the Step-Up ($200,000).

-
If you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the Step-Up.

▪
Example 6b: This example demonstrates what happens if at the time of Step-Up your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

♦
Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).

♦
If the Step-Up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is greater than your BDB.  However, in this case, it is assumed that your initial premium, net of any applicable premium taxes, plus any Contract Enhancement is $100,000.  Your BDB would not be less than $100,000, entailing that this would not cause a re-determination of the GAWA%.  Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the Step-Up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).  In addition, if your BDB is $100,000 prior to the Step-Up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the Step-Up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of Step-Up ($90,000).

♦
If your Bonus Base is $100,000 just prior to the Step-Up, your Bonus Base remains $100,000, which is the greater of 1) your Bonus Base prior to the Step-Up ($100,000) or 2) your GWB following the Step-Up ($90,000).

-	Your Bonus Period will not re-start since your Bonus Base has not been increased due to the Step-Up.

▪	Notes:
♦
Your endorsement contains a provision allowing the Company to increase the GMWB charge upon Step-Up.  If the charge does increase, a separate calculation is advisable to establish if the Step-Up is beneficial.

♦	Your Bonus Base will be re-determined only if your GWB is increased upon Step-Up to a value above your Bonus Base just prior to the Step-Up.
♦	Your GAWA is recalculated upon Step-Up (as described above) only if the Step-Up occurs after your GAWA% has been determined.
♦	Your GWB Adjustment remains unchanged since Step-Ups do not impact the GWB Adjustment.
♦	If your endorsement contains a GMWB Death Benefit provision, your GMWB Death Benefit remains unchanged since Step-Ups do not impact the GMWB death benefit.
♦
If your endorsement bases Step-Ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Example 7: This example demonstrates how the timing of a withdrawal request interacts with the timing of the Step-Up provision (if applicable) to impact re-determination of GMWB values.

▪
Example 7a: This example demonstrates what happens if prior to any transactions your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GWB is $100,000, your GWB is due to Step Up automatically, and you also wish to take a withdrawal of an amount equal to $5,000:

♦
If you request the withdrawal the day after the Step-Up, upon Step-Up, your GWB is set equal to $200,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).  At that time, your GAWA is equal to $10,000, which is 5% of your new GWB ($200,000*0.05 = $10,000).  On the day following the Step-Up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA.  If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your Bonus Base is $100,000 just prior to the Step-Up, at the time of Step-Up, your Bonus Base is recalculated and is equal to $200,000, which is the greater of 1) your Bonus Base prior to the Step-Up ($100,000) or 2) your GWB following the Step-Up ($200,000).  Your Bonus Base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

-
If you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the Step-Up.

-
If your BDB is $100,000 just prior to the Step-Up, then at the time of Step-Up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the Step-Up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of Step-Up ($200,000).  Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

♦
If you request the withdrawal prior to the Step-Up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) becomes $195,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000).  Upon Step-Up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).  At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the Step-Up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your Bonus Base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your Bonus Base is not adjusted since the amount of the withdrawal does not exceed your GAWA.  At the time of Step-Up, your Bonus Base is recalculated and is equal to $195,000, which is the greater of 1) your Bonus Base prior to the Step-Up ($100,000) or 2) your GWB following the Step-Up ($195,000).

-
If you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the Step-Up.

-
If your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals.  At the time of Step-Up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of Step-Up ($195,000).

▪	Notes:
♦	As the example illustrates, when considering a request for a withdrawal at or near the same time as application of a Step-Up, the order of the two transactions may impact your GAWA.
-
If the Step-Up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the Step-Up is applied. If the Step-Up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the Step-Up is applied.

-	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.
♦	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.
♦	Your Bonus Base will be re-determined only if your GWB is increased upon Step-Up to a value above your Bonus Base just prior to the Step-Up.
♦	The GAWA% is determined at the time of the withdrawal (if not previously determined).
-
The GAWA% is re-determined upon Step-Up if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is greater than your BDB.

♦
Your GWB Adjustment provision is terminated at the time of the withdrawal. If your endorsement contains a GMWB Death Benefit provision, the GMWB Death Benefit would not be adjusted for the Step-Up since Step-Ups do not impact the GMWB death benefit, but your GMWB Death Benefit may be reduced for the withdrawal.

♦
If your endorsement bases Step-Ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

♦	If the For Life Guarantee is not in effect, at the end of each Contract Year, your GAWA would not be permitted to exceed your remaining GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where a minimum death benefit is reduced proportionately for withdrawals, the death benefit may be reduced by more than the amount of the withdrawal.

Example 8: This example illustrates how GMWB values are re-determined upon application of the Bonus applied to your GWB.

▪	Example 8a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your Bonus Base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your Bonus Base ($100,000 + $100,000*0.07 = $107,000).
♦	Your GAWA for the next year is equal $5,350, which is 5% of your new GWB ($107,000*0.05 = $5,350).
♦
After the application of the Bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 8b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your Bonus Base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your Bonus Base ($90,000 + $100,000*0.07 = $97,000).
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the Bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).
♦
After the application of the Bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your Bonus Base is not recalculated upon the application of the Bonus to your GWB.
♦	Your GAWA is recalculated upon the application of the Bonus (as described above) only if the application of the Bonus occurs after your GAWA% has been determined.
♦	Your BDB remains unchanged since the BDB is not impacted by the application of the Bonus.
♦	Your GWB Adjustment remains unchanged since the GWB Adjustment is not impacted by the application of the Bonus.
♦	If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit remains unchanged since the GMWB Death Benefit is not impacted by the application of the Bonus.
♦	If the For Life Guarantee is not in effect, at the end of each Contract Year , your GAWA would not be permitted to exceed your remaining GWB.

Example 9: This example illustrates how the GAWA is re-determined when the For Life Guarantee for the LifeGuard Freedom Flex and the LifeGuard Freedom Flex with Joint Option becomes effective after the effective date of the endorsement at age 591/2.  At the time the For Life Guarantee becomes effective, your GAWA is re-determined.  (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

▪	Example 9a: This example demonstrates what happens if on the date the For Life Guarantee becomes effective, your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪    Example 9b: This example demonstrates what happens if your Contract Value has fallen to $0 prior to the date the For Life Guarantee becomes effective, your GWB is $50,000 and your GAWA is $5,000:
♦
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted.  However, your GAWA would not be permitted to exceed your remaining GWB.  Your GAWA is not recalculated since the Contract Value is $0.

♦	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 9c: This example demonstrates what happens if on the date the For Life Guarantee becomes effective, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

♦
Although your GAWA is $0, upon Step-Up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

Example 10: This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option.

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:
♦
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or begin on the date the For Life Guarantee becomes effective. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained).  Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect.  The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained).  The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

♦	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:
♦
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 ½.  Your Bonus Base remains unchanged at the time of continuation.

♦	Your BDB remains unchanged at the time of continuation.

Example 11: This example demonstrates how the GWB is re-determined upon application of the  GWB Adjustment.

▪
Example 11a: This example demonstrates what happens if on the  GWB Adjustment Date, your GWB is $160,000, your  GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the  GWB Adjustment Date:

♦	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB Adjustment ($160,000) or 2) the GWB Adjustment ($200,000).

▪
Example 11b: This example demonstrates what happens if on the  GWB Adjustment Date, your GWB is $210,000, your  GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the  GWB Adjustment Date:

♦	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB Adjustment ($210,000) or 2) the GWB Adjustment ($200,000).

▪	Notes:
♦	The GWB Adjustment provision is terminated on the GWB Adjustment Date after the GWB Adjustment is applied (if any).
♦	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.
♦	No adjustment is made to your Bonus Base since the Bonus Base is not impacted by the GWB Adjustment.
♦	No adjustment is made to your BDB since the BDB is not impacted by the GWB Adjustment.
♦	If your endorsement includes a GMWB Death Benefit provision, no adjustment is made to your GMWB Death Benefit since the GMWB Death Benefit is not impacted by the GWB Adjustment.

APPENDIX F

FUTUREGUARD 6 GMIB PROSPECTUS EXAMPLES

The following examples assume that the FutureGuard 6 GMIB was elected when the Contract was purchased, no other optional benefits were elected and the Annuitant was age 50 on the Contract's Issue Date.  If the Annuitant was age 53 or older on the Contract's Issue Date, the 500% benefit cap would not apply.

Example 1: At issue, all GMIB values are initialized.

If your Contract is issued with a $100,000 initial premium payment (net of any applicable premium taxes and sales charges):
-	The Step-Up Date is equal to the Issue Date.
-	The Step-Up Value is equal to $100,000, which is your initial premium payment.
-	Your Roll-Up Component is equal to $100,000, which is the Step-Up Value.
-	Your Greatest Contract Anniversary Value (GCAV) Component is equal to $100,000, which is your initial premium payment.
-	Neither Component is permitted to exceed $500,000, which is 500% of your initial premium payment. (These examples will refer to this limit as the “benefit cap”.)
-	Your GMIB Benefit Base is equal to $100,000, which is the greater of the Roll-Up Component and the GCAV Component.
-	The earliest date that you may elect to exercise the GMIB is on the 10th Contract Anniversary, which is 10 years from the most recent Step-Up Date.

Example 2: Upon payment of a subsequent Premium, your Roll-Up Component, GCAV Component, benefit cap and GMIB Benefit Base are re-determined.

If you make an additional premium payment of $50,000 (net of any applicable premium taxes and sales charges) and your Roll-Up Component is equal to $180,000, your GCAV Component is equal to $160,000, your benefit cap is equal to $500,000 and your GMIB Benefit Base is equal to $180,000 at the time of payment:
-	The Step-Up Date does not change.
-	The Step-Up Value does not change.
-	Your Roll-Up Component is equal to $230,000, which is the Roll-Up Component prior to the premium payment plus the premium payment.
-	Your GCAV Component is equal to $210,000, which is the GCAV Component prior to the premium payment plus the premium payment.
-	Your benefit cap is equal to $750,000, which is the benefit cap prior to the premium payment plus 500% of the premium payment.
-	Your GMIB Benefit Base is equal to $230,000, which is the greater of the Roll-Up Component and the GCAV Component.
-	The earliest date that you may elect to exercise the GMIB does not change.

Example 3: Upon a partial withdrawal, your Roll-Up Component, GCAV Component, benefit cap and GMIB Benefit Base are re-determined.

If you request a single partial withdrawal of $30,000 (including any applicable charges and adjustments), no other partial withdrawals are made during the Contract Year, and your Contract Value is equal to $120,000, your Roll-Up Component on the previous Contract Anniversary is equal to $125,000, your GCAV Component is equal to $132,000, your benefit cap is equal to $500,000, and your GMIB Benefit Base is equal to $132,000 at the time of the withdrawal:
-	The Step-Up Date does not change.
-	The Step-Up Value does not change.
-	Your Roll-Up Component will not be adjusted until the end of the Contract Year (assuming that the GMIB is not exercised before then), at which point it will be equal to:
-	The Roll-Up Component on the previous Contract Anniversary accumulated at 6% ($125,000 x 1.06 = $132,500),
-	Less the portion of total withdrawals in the Contract Year that are less than or equal to 6% of the Roll-Up Component on the previous Contract Anniversary (0.06 x $125,000 = $7,500);
-
Multiplied by the percentage reduction in Contract Value attributable to total withdrawals in the Contract Year in excess of 6% of the Roll-Up Component on the previous Contract Anniversary (1 – [$30,000 - $7,500]/[$120,000 - $7,500] = 0.8).

-	Your Roll-Up Component is equal to [$132,500 - $7,500] x 0.8 = $100,000.

-
Your GCAV Component is adjusted at the time of the partial withdrawal, at which point it will be equal to $99,000, which is the GCAV Component prior to the partial withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (1 – $30,000/$120,000 = 0.75).

-	Your benefit cap is equal to $470,000, which is the benefit cap prior to the partial withdrawal less the amount of the partial withdrawal.
-	Your GMIB Benefit Base at the end of the Contract Year is equal to $100,000, which is the greater of the Roll-Up Component and the GCAV Component.
-	The earliest date that you may elect to exercise the GMIB does not change.

Example 4: On each Contract Anniversary prior to the Annuitant’s 75th birthday, you may elect to step up your Roll-Up Component to the Contract Value, in which case the Step-Up Date, Step-Up Value, earliest date that you may elect to exercise the GMIB, and your Roll-Up Component will be re-determined.  In addition, on each Contract Anniversary prior to the Annuitant’s 81st birthday, your Contract Value is compared to the Contract Values on all previous Contract Anniversaries, which may re-determine the GCAV Component.

Example 4a: If your Contract Value is equal to $120,000, your benefit cap is equal to $500,000, the greatest Contract Value on any previous Contract Anniversary is $100,000, your Roll-Up Component is equal to $106,000, and you elect to step up your Roll-Up Component to the Contract Value:
-	The Step-Up Date is equal to the date of the current Contract Anniversary.
-	The Step-Up Value is equal to $120,000, which is the Contract Value on the Step-Up Date.
-	Your Roll-Up Component is equal to $120,000, which is the Step-Up Value.
-	Your GCAV Component is equal to $120,000, which is the greatest Contract Value on any Contract Anniversary.
-	Your benefit cap does not change because no premium payments were made and no withdrawals were taken.
-	Your GMIB Benefit Base is equal to $120,000, which is the greater of the Roll-Up Component and the GCAV Component.
-	You may not elect to exercise your GMIB for 10 years.

Example 4b: If your Contract Value is equal to $510,000, your benefit cap is equal to $500,000, the greatest Contract Value on any previous Contract Anniversary is $460,000, your Roll-Up Component is equal to $450,000, and you elect to step up your Roll-Up Component to the Contract Value:
-	The Step-Up Date is equal to the date of the current Contract Anniversary.
-	The Step-Up Value is equal to $510,000, which is the Contract Value on the Step-Up Date.
-	Your Roll-Up Component is equal to $500,000, which is the lesser of the Step-Up Value and the benefit cap.
-	Your GCAV Component is equal to $500,000, which is the lesser of the greatest Contract Value on any Contract Anniversary and the benefit cap.
-	Your benefit cap does not change because no premium payments were made and no withdrawals were taken.
-	Your GMIB Benefit Base is equal to $500,000, which is the greater of the Roll-Up Component and the GCAV Component.
-	You may not elect to exercise your GMIB for 10 years.

Example 4c: If your Contract Value is equal to $130,000, your benefit cap is equal to $500,000, the greatest Contract Value on any previous Contract Anniversary is $150,000 but your GCAV Component has been reduced by a subsequent withdrawal to $120,000, your Roll-Up Component is equal to $140,000, and your GMIB Benefit Base is $140,000:
-	The Step-Up Date does not change because the Contract Value is less than the Roll-Up Component, which means that step up is not available.
-	The Step-Up Value does not change because step up did not occur.
-	Your Roll-Up Component does not change because step up did not occur.
-	Your GCAV Component does not change because the Contract Value on the current Contract Anniversary is not the greatest Contract Value on any Contract Anniversary.
-	Your benefit cap does not change because no premium payments were made and no withdrawals were taken.
-	The GMIB Benefit Base does not change because neither the Roll-Up Component nor the GCAV Component changed.
-	The earliest date that you may elect to exercise the GMIB does not change because step up did not occur.

Example 5: If your Contract Value falls to zero and your GMIB Benefit Base is greater than zero, then all withdrawals taken from the Contract will be examined in order to determine the eligibility of the GMIB Benefit Base for automatic annuitization.

Example 5a: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and all withdrawals from the Contract have been Required Minimum Distributions:
-	Your GMIB Benefit Base is eligible for automatic annuitization.
-
Unless you choose another payment option, $10,000 will be applied to purchase a Life Annuity with 120 Monthly Periods Guaranteed (a Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed if there are Joint Annuitants) using the Guaranteed Annuity Purchase Rates defined in the GMIB.

-	Unless you choose another payment frequency, you will receive monthly income payments.
-	The GMIB and the Contract will terminate.

Example 5b: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and total withdrawals from the Contract for each individual Contract Year have been less than or equal to 6% of the Roll-Up Component on the previous Contract Anniversary:
-	Your GMIB Benefit Base is eligible for automatic annuitization.
-
Unless you choose another payment option, $10,000 will be applied to purchase a Life Annuity with 120 Monthly Periods Guaranteed (a Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed if there are Joint Annuitants) using the Guaranteed Annuity Purchase Rates defined in the GMIB.

-	Unless you choose another payment frequency, you will receive monthly income payments.
-	The GMIB and the Contract will terminate.

Example 5c: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and, in one Contract Year, a withdrawal was taken that was not a Required Minimum Distribution and total withdrawals for that Contract Year exceed 6% of the Roll-Up Component on the previous Contract Anniversary:
-	The GMIB and the Contract will terminate because your GMIB Benefit Base is not eligible for automatic annuitization.

APPENDIX G

ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated – for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period).  This information derives from the financial statements of the Separate Account, which together constitute the Separate Account’s condensed financial information.  The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI.  Contact the Jackson of NY Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus.  Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Set forth below are fund changes and additions since the October 11 , 2010 Prospectus, for your information in reviewing Accumulation Unit information.

Effective May 1, 2011, the following Investment Divisions changed (whether or not in connection with a sub-adviser change):

JNL/Select Balanced Fund to JNL/WMC Balanced Fund;
JNL/Select Money Market Fund to JNL/WMC Money Market Fund; and
JNL/Select Value Fund to JNL/WMC Value Fund.

The Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is yet available:

Effective May 1, 2011

JNL/PPM America Floating Rate Income Fund

At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

Accumulation Unit Values
Base Contract - 1.65%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division103

Accumulation unit value:
Beginning of period	$12.58	$12.19	N/A	N/A	N/A	N/A
End of period	$13.99	$12.58	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,181	1,298	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division106

Accumulation unit value:
Beginning of period	$13.08	$12.94	N/A	N/A	N/A	N/A
End of period	$14.71	$13.08	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,962	1,260	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division97

Accumulation unit value:
Beginning of period	$13.41	$13.10	N/A	N/A	N/A	N/A
End of period	$15.15	$13.41	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,029	2,740	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division100

Accumulation unit value:
Beginning of period	$13.80	$13.35	N/A	N/A	N/A	N/A
End of period	$15.73	$13.80	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,663	1,464	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division135

Accumulation unit value:
Beginning of period	$9.29	N/A	N/A	N/A	N/A	N/A
End of period	$11.03	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,504	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division131

Accumulation unit value:
Beginning of period	$9.62	N/A	N/A	N/A	N/A	N/A
End of period	$10.73	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,498	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division136

Accumulation unit value:
Beginning of period	$9.25	N/A	N/A	N/A	N/A	N/A
End of period	$11.24	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	771	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.68	$6.56	$13.68	$10.80	N/A	N/A
End of period	$11.18	$9.68	$6.56	$13.68	N/A	N/A
Accumulation units outstanding at the end of period	27,154	25,042	16,533	8,390	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division2

Accumulation unit value:
Beginning of period	$10.73	$8.91	$12.63	$11.89	$10.91	$9.97
End of period	$11.51	$10.73	$8.91	$12.63	$11.89	$10.91
Accumulation units outstanding at the end of period	63,282	45,425	19,202	2,997	-	-

JNL/Capital Guardian Global Diversified Research Division2

Accumulation unit value:
Beginning of period	$23.11	$16.99	$30.04	$25.31	$22.71	$5.63
End of period	$25.41	$23.11	$16.99	$30.04	$25.31	$22.71
Accumulation units outstanding at the end of period	3,460	3,635	1,351	493	317	-

JNL/Capital Guardian U.S. Growth Equity Division2

Accumulation unit value:
Beginning of period	$22.48	$16.95	$29.15	$27.01	$26.25	$5.22
End of period	$24.91	$22.48	$16.95	$29.15	$27.01	$26.25
Accumulation units outstanding at the end of period	13,712	13,518	2,846	1,395	-	-

JNL/Eagle Core Equity Division2

Accumulation unit value:
Beginning of period	$14.78	$11.22	$18.72	$18.92	$17.12	$16.61
End of period	$16.26	$14.78	$11.22	$18.72	$18.92	$17.12
Accumulation units outstanding at the end of period	7,877	19,241	1,015	1,070	556	-

JNL/Eagle SmallCap Equity Division1

Accumulation unit value:
Beginning of period	$20.37	$15.28	$25.18	$22.84	$19.33	$18.99
End of period	$27.18	$20.37	$15.28	$25.18	$22.84	$19.33
Accumulation units outstanding at the end of period	4,718	4,995	1,275	1,133	438	490

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$7.99	$6.24	$9.93	$10.11	N/A	N/A
End of period	$8.67	$7.99	$6.24	$9.93	N/A	N/A
Accumulation units outstanding at the end of period	95,719	135,809	134,475	106,075	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$7.45	$5.79	$9.91	$9.52	N/A	N/A
End of period	$7.84	$7.45	$5.79	$9.91	N/A	N/A
Accumulation units outstanding at the end of period	7,903	11,984	21,899	6,861	N/A	N/A

JNL/Franklin Templeton Income Division22

Accumulation unit value:
Beginning of period	$9.83	$7.52	$10.88	$10.86	$9.94	N/A
End of period	$10.88	$9.83	$7.52	$10.88	$10.86	N/A
Accumulation units outstanding at the end of period	96,947	102,844	214,286	198,996	15,605	N/A

JNL/Franklin Templeton International Small Cap Growth Division

Accumulation unit value:
Beginning of period	$6.71	$4.47	$9.88	N/A	N/A	N/A
End of period	$7.95	$6.71	$4.47	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,635	12,806	4,127	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$7.51	$6.02	$9.86	$9.99	N/A	N/A
End of period	$8.23	$7.51	$6.02	$9.86	N/A	N/A
Accumulation units outstanding at the end of period	23,301	25,723	25,559	16,421	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$10.08	$7.67	$11.66	$12.63	$10.91	$10.27
End of period	$12.58	$10.08	$7.67	$11.66	$12.63	$10.91
Accumulation units outstanding at the end of period	41,320	42,074	6,446	5,930	583	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division1

Accumulation unit value:
Beginning of period	$20.84	$18.56	$19.90	$18.90	$18.36	$18.13
End of period	$22.06	$20.84	$18.56	$19.90	$18.90	$18.36
Accumulation units outstanding at the end of period	25,242	35,024	25,222	27,917	16,626	14,855

JNL/Goldman Sachs Emerging Markets
Debt Division89

Accumulation unit value:
Beginning of period	$11.66	$9.64	$9.29	N/A	N/A	N/A
End of period	$13.31	$11.66	$9.64	N/A	N/A	N/A
Accumulation units outstanding at the end of period	57,305	38,254	449	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division1

Accumulation unit value:
Beginning of period	$10.64	$8.15	$12.97	$12.83	$11.27	$10.32
End of period	$13.01	$10.64	$8.15	$12.97	$12.83	$11.27
Accumulation units outstanding at the end of period	18,027	19,025	21,366	20,929	2,652	565

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$8.04	$6.55	$10.68	$10.13	N/A	N/A
End of period	$8.60	$8.04	$6.55	$10.68	N/A	N/A
Accumulation units outstanding at the end of period	1,702	6,310	4,445	280	N/A	N/A

JNL/Invesco Global Real Estate Division1

Accumulation unit value:
Beginning of period	$10.70	$8.21	$12.98	$15.53	$11.57	$10.51
End of period	$12.33	$10.70	$8.21	$12.98	$15.53	$11.57
Accumulation units outstanding at the end of period	10,707	28,623	28,950	21,946	14,102	15,290

JNL/Invesco International Growth Division2

Accumulation unit value:
Beginning of period	$14.60	$10.84	$18.66	$17.28	$8.30	$7.44
End of period	$16.13	$14.60	$10.84	$18.66	$17.28	$8.30
Accumulation units outstanding at the end of period	23,934	15,809	6,812	5,303	943	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division1

Accumulation unit value:
Beginning of period	$10.60	$8.67	$14.14	$12.42	$11.71	$10.83
End of period	$12.24	$10.60	$8.67	$14.14	$12.42	$11.71
Accumulation units outstanding at the end of period	4,304	5,618	3,037	2,989	354	818

JNL/Invesco Small Cap Growth Division2

Accumulation unit value:
Beginning of period	$12.25	$9.24	$15.58	$14.22	$12.63	$11.47
End of period	$15.20	$12.25	$9.24	$15.58	$14.22	$12.63
Accumulation units outstanding at the end of period	10,424	11,431	1,337	1,505	892	-

JNL/Ivy Asset Strategy Division102

Accumulation unit value:
Beginning of period	$10.37	$9.94	N/A	N/A	N/A	N/A
End of period	$11.20	$10.37	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,955	9,397	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division1

Accumulation unit value:
Beginning of period	$11.99	$9.37	$17.16	$15.58	$12.00	$10.13
End of period	$12.69	$11.99	$9.37	$17.16	$15.58	$12.00
Accumulation units outstanding at the end of period	24,045	25,672	31,108	28,661	5,891	1,194

JNL/JPMorgan MidCap Growth Division2

Accumulation unit value:
Beginning of period	$19.26	$13.70	$25.07	$23.61	$22.08	$20.17
End of period	$23.80	$19.26	$13.70	$25.07	$23.61	$12.09
Accumulation units outstanding at the end of period	1,332	1,364	2,934	788	323	-

JNL/JPMorgan U.S. Government & Quality
Bond Division2

Accumulation unit value:
Beginning of period	$17.40	$17.06	$16.28	$15.56	$15.32	$15.29
End of period	$18.37	$17.40	$17.06	$16.28	$15.56	$15.32
Accumulation units outstanding at the end of period	38,571	120,933	35,077	18,786	4,323	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division20

Accumulation unit value:
Beginning of period	$11.70	$6.92	$14.09	$10.87	$9.76	N/A
End of period	$14.03	$11.70	$6.92	$14.09	$10.87	N/A
Accumulation units outstanding at the end of period	40,630	29,727	14,758	6,171	1,078	N/A

JNL/Lazard Mid Cap Equity Division2

Accumulation unit value:
Beginning of period	$16.15	$11.76	$19.58	$20.44	$19.88	$18.16
End of period	$19.55	$16.15	$11.76	$19.58	$20.44	$19.88
Accumulation units outstanding at the end of period	16,139	14,892	1,272	1,350	363	-

JNL/M&G Global Basics Division88

Accumulation unit value:
Beginning of period	$12.13	$8.39	$8.11	N/A	N/A	N/A
End of period	$14.68	$12.13	$8.39	N/A	N/A	N/A
Accumulation units outstanding at the end of period	19,009	15,496	615	N/A	N/A	N/A

JNL/M&G Global Leaders Division88

Accumulation unit value:
Beginning of period	$11.25	$8.32	$8.02	N/A	N/A	N/A
End of period	$12.53	$11.25	$8.32	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,989	3,362	622	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division67

Accumulation unit value:
Beginning of period	$7.54	$6.15	$9.81	$10.30	N/A	N/A
End of period	$8.63	$7.54	$6.15	$9.81	N/A	N/A
Accumulation units outstanding at the end of period	21,448	9,763	10,633	5,101	N/A	N/A

JNL/MCM 25 Division17

Accumulation unit value:
Beginning of period	$11.44	$7.60	$11.93	$12.49	$11.95	N/A
End of period	$13.82	$11.44	$7.60	$11.93	$12.49	N/A
Accumulation units outstanding at the end of period	8,471	2,578	2,716	2,289	2,173	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division1

Accumulation unit value:
Beginning of period	$12.51	$12.03	$11.80	$11.27	$11.05	$11.01
End of period	$13.03	$12.51	$12.03	$11.80	$11.27	$11.05
Accumulation units outstanding at the end of period	47,420	70,149	166,201	88,568	40,363	29,420

JNL/MCM Communications Sector Division2
Accumulation unit value:
Beginning of period	$4.51	$3.65	$6.14	$5.99	$11.22	$4.43
End of period	$5.43	$4.51	$3.65	$6.14	$5.99	$11.22
Accumulation units outstanding at the end of period	7,832	7,673	3,401	3,136	-	-

JNL/MCM Consumer Brands Sector Division2

Accumulation unit value:
Beginning of period	$9.25	$7.06	$10.45	$11.54	$10.34	$11.12
End of period	$11.17	$9.25	$7.06	$10.45	$11.54	$10.34
Accumulation units outstanding at the end of period	1,121	2,188	2,082	1,868	1,180	-

JNL/MCM Dow Dividend Division76

Accumulation unit value:
Beginning of period	$6.16	$5.20	$10.45	$11.08	N/A	N/A
End of period	$6.78	$6.16	$5.20	$10.45	N/A	N/A
Accumulation units outstanding at the end of period	23,506	27,220	60,038	21,928	N/A	N/A

JNL/MCM European 30 Division87

Accumulation unit value:
Beginning of period	$11.92	$8.59	$9.24	N/A	N/A	N/A
End of period	$11.98	$11.92	$8.59	N/A	N/A	N/A
Accumulation units outstanding at the end of period	518	2,108	540	N/A	N/A	N/A

JNL/MCM Financial Sector Division2

Accumulation unit value:
Beginning of period	$6.60	$5.66	$11.65	$14.34	$11.13	$10.47
End of period	$7.37	$6.60	$5.66	$11.65	$14.34	$11.13
Accumulation units outstanding at the end of period	7,359	8,449	5,373	3,597	2,034	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division1

Accumulation unit value:
Beginning of period	$11.22	$9.43	$12.48	$11.80	$11.28	$10.59
End of period	$11.46	$11.22	$9.43	$12.48	$11.80	$11.28
Accumulation units outstanding at the end of period	7,162	8,031	7,700	4,396	150	523

JNL/MCM Index 5 Division61

Accumulation unit value:
Beginning of period	$8.40	$6.82	$9.89	$10.32	N/A	N/A
End of period	$9.57	$8.40	$6.82	$9.89	N/A	N/A
Accumulation units outstanding at the end of period	13,328	15,720	35,247	28,922	N/A	N/A

JNL/MCM International Index Division1

Accumulation unit value:
Beginning of period	$14.41	$11.33	$20.18	$18.59	$15.05	$13.17
End of period	$15.14	$14.41	$11.33	$20.18	$18.59	$15.05
Accumulation units outstanding at the end of period	58,481	62,319	63,620	40,813	28,978	15,529

JNL/MCM JNL 5 Division1

Accumulation unit value:
Beginning of period	$9.55	$7.82	$13.84	$13.87	$11.87	$11.18
End of period	$11.00	$9.55	$7.82	$13.84	$13.87	$11.87
Accumulation units outstanding at the end of period	283,982	360,292	711,985	556,846	159,900	94,936

JNL/MCM JNL Optimized 5 Division24

Accumulation unit value:
Beginning of period	$8.60	$6.35	$11.97	$10.72	$9.01	N/A
End of period	$9.62	$8.60	$6.35	$11.97	$10.72	N/A
Accumulation units outstanding at the end of period	26,906	29,425	42,772	27,336	1,957	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division76

Accumulation unit value:
Beginning of period	$9.65	$7.32	$12.72	$12.33	N/A	N/A
End of period	$11.13	$9.65	$7.32	$12.72	N/A	N/A
Accumulation units outstanding at the end of period	708	713	3,804	99	N/A	N/A

JNL/MCM NYSE International 25 Division62

Accumulation unit value:
Beginning of period	$8.22	$6.14	$11.55	$10.43	N/A	N/A
End of period	$8.27	$8.22	$6.14	$11.55	N/A	N/A
Accumulation units outstanding at the end of period	5,201	7,109	19,951	10,923	N/A	N/A

JNL/MCM Oil & Gas Sector Division2

Accumulation unit value:
Beginning of period	$26.43	$22.37	$36.61	$27.51	$23.15	$17.39
End of period	$30.96	$26.43	$22.37	$36.61	$27.51	$23.15
Accumulation units outstanding at the end of period	7,692	9,969	9,546	8,723	2,394	-

JNL/MCM Pacific Rim 30 Division87

Accumulation unit value:
Beginning of period	$11.68	$9.56	$9.39	N/A	N/A	N/A
End of period	$12.97	$11.68	$9.56	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,010	2,236	797	N/A	N/A	N/A

JNL/MCM S&P 24 Division76

Accumulation unit value:
Beginning of period	$8.34	$7.13	$10.78	$10.97	N/A	N/A
End of period	$9.56	$8.34	$7.13	$10.78	N/A	N/A
Accumulation units outstanding at the end of period	867	859	10,282	1,061	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division1

Accumulation unit value:
Beginning of period	$13.37	$9.85	$16.04	$15.18	$14.07	$12.28
End of period	$16.55	$13.37	$9.85	$16.04	$15.18	$14.07
Accumulation units outstanding at the end of period	23,168	20,593	35,866	38,333	28,421	15,763

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division1

Accumulation unit value:
Beginning of period	$9.51	$7.67	$12.51	$12.13	$10.71	$10.25
End of period	$10.70	$9.51	$7.67	$12.51	$12.13	$10.71
Accumulation units outstanding at the end of period	59,051	42,600	94,571	59,467	36,675	20,785

JNL/MCM S&P SMid 60 Division67

Accumulation unit value:
Beginning of period	$9.63	$6.06	$8.83	$10.07	N/A	N/A
End of period	$11.44	$9.63	$6.06	$8.83	N/A	N/A
Accumulation units outstanding at the end of period	610	2,524	4,300	3,664	N/A	N/A

JNL/MCM Select Small-Cap Division44

Accumulation unit value:
Beginning of period	$11.26	$10.92	$18.51	$20.69	N/A	N/A
End of period	$12.77	$11.26	$10.92	$18.51	N/A	N/A
Accumulation units outstanding at the end of period	3,624	3,679	3,353	1,849	N/A	N/A

JNL/MCM Small Cap Index Division1

Accumulation unit value:
Beginning of period	$11.97	$9.56	$14.93	$15.50	$13.42	$12.41
End of period	$14.88	$11.97	$9.56	$14.93	$15.50	$13.42
Accumulation units outstanding at the end of period	42,067	31,903	46,744	39,428	28,741	16,370

JNL/MCM Technology Sector Division2

Accumulation unit value:
Beginning of period	$6.20	$3.85	$6.92	$6.14	$5.71	$5.46
End of period	$6.84	$6.20	$3.85	$6.92	$6.14	$5.71
Accumulation units outstanding at the end of period	12,925	15,982	9,167	4,937	2,876	-

JNL/MCM Value Line 30 Division76

Accumulation unit value:
Beginning of period	$10.37	$9.19	$17.78	$17.87	N/A	N/A
End of period	$12.49	$10.37	$9.19	$17.78	N/A	N/A
Accumulation units outstanding at the end of period	22,756	24,220	33,768	28,100	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM VIP Division1

Accumulation unit value:
Beginning of period	$9.86	$8.09	$14.37	$13.19	$11.96	$10.78
End of period	$11.18	$9.86	$8.09	$14.37	$13.19	$11.96
Accumulation units outstanding at the end of period	8,967	17,463	12,691	5,881	16,160	2,805

JNL/Oppenheimer Global Growth Division1

Accumulation unit value:
Beginning of period	$12.06	$8.80	$15.12	$14.46	$12.57	$10.84
End of period	$13.69	$12.06	$8.80	$15.12	$14.46	$12.57
Accumulation units outstanding at the end of period	11,220	11,106	10,659	8,521	4,994	1,191

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$8.02	$7.68	N/A	N/A	N/A	N/A
End of period	$9.42	$8.02	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	24,979	15,334	N/A	N/A	N/A	N/A

JNL/PAM China-India Division82

Accumulation unit value:
Beginning of period	$7.45	$4.16	$7.85	N/A	N/A	N/A
End of period	$8.57	$7.45	$4.16	N/A	N/A	N/A
Accumulation units outstanding at the end of period	39,194	21,870	4,244	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.92	$10.34	$10.92	$10.29	N/A	N/A
End of period	$12.63	$11.92	$10.34	$10.92	N/A	N/A
Accumulation units outstanding at the end of period	79,096	77,637	56,499	14,836	N/A	N/A

JNL/PIMCO Total Return Bond Division1

Accumulation unit value:
Beginning of period	$16.79	$14.79	$14.97	$14.07	$13.82	$13.70
End of period	$17.77	$16.79	$14.79	$14.97	$14.07	$13.82
Accumulation units outstanding at the end of period	266,389	273,120	102,623	66,711	62,183	45,115

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America High Yield Bond Division1

Accumulation unit value:
Beginning of period	$13.33	$9.27	$13.60	$13.99	$12.87	$12.83
End of period	$15.17	$13.33	$9.27	$13.60	$13.99	$12.87
Accumulation units outstanding at the end of period	69,240	81,480	30,585	21,162	16,839	16,675

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division85

Accumulation unit value:
Beginning of period	$8.22	$6.24	$10.44	N/A	N/A	N/A
End of period	$10.33	$8.22	$6.24	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,458	6,144	5,433	N/A	N/A	N/A

JNL/PPM America Value Equity Division1

Accumulation unit value:
Beginning of period	$15.22	$10.70	$20.61	$22.21	$19.97	$19.08
End of period	$17.59	$15.22	$10.70	$20.61	$22.21	$19.97
Accumulation units outstanding at the end of period	3,874	4,421	1,217	993	733	717

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$9.31	$6.67	$9.77	N/A	N/A	N/A
End of period	$10.42	$9.31	$6.67	N/A	N/A	N/A
Accumulation units outstanding at the end of period	309,333	313,467	37,817	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$9.77	$9.52	N/A	N/A	N/A	N/A
End of period	$10.82	$9.77	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,025	2,661	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$7.73	$7.66	N/A	N/A	N/A	N/A
End of period	$8.57	$7.73	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,349	3,912	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$8.88	$7.60	$10.53	$10.66	N/A	N/A
End of period	$9.70	$8.88	$7.60	$10.53	N/A	N/A
Accumulation units outstanding at the end of period	24,574	24,382	12,540	1,289	N/A	N/A

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	$8.14	$6.74	$10.50	$9.96	N/A	N/A
End of period	$9.07	$8.14	$6.74	$10.50	N/A	N/A
Accumulation units outstanding at the end of period	3,158	6,424	2,497	304	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$8.64	$7.11	$8.98	N/A	N/A	N/A
End of period	$10.05	$8.64	$7.11	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,271	13,101	21,063	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$9.66	$6.25	$8.86	N/A	N/A	N/A
End of period	$10.87	$9.66	$6.25	N/A	N/A	N/A
Accumulation units outstanding at the end of period	600	641	747	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Aggressive Growth Division2

Accumulation unit value:
Beginning of period	$12.53	$9.72	$16.24	$15.12	$13.31	$12.23
End of period	$14.43	$12.53	$9.72	$16.24	$15.12	$13.31
Accumulation units outstanding at the end of period	30,812	39,365	25,912	4,906	2,201	-

JNL/S&P Managed Conservative Division2

Accumulation unit value:
Beginning of period	$11.05	$9.90	$11.67	$11.16	$10.52	$10.27
End of period	$11.82	$11.05	$9.90	$11.67	$11.16	$10.52
Accumulation units outstanding at the end of period	184,877	185,680	84,605	40,021	9,340	-

JNL/S&P Managed Growth Division1

Accumulation unit value:
Beginning of period	$12.90	$10.24	$16.11	$15.06	$13.42	$12.41
End of period	$14.73	$12.90	$10.24	$16.11	$15.06	$13.42
Accumulation units outstanding at the end of period	65,599	63,500	29,223	18,243	2,706	27,897

JNL/S&P Managed Moderate Division1

Accumulation unit value:
Beginning of period	$11.28	$9.66	$12.48	$11.77	$10.84	$10.40
End of period	$12.35	$11.28	$9.66	$12.48	$11.77	$10.84
Accumulation units outstanding at the end of period	187,797	216,710	178,722	106,305	64,274	40,958

JNL/S&P Managed Moderate Growth Division1

Accumulation unit value:
Beginning of period	$13.25	$10.91	$15.30	$14.32	$12.97	$12.17
End of period	$14.75	$13.25	$10.91	$15.30	$14.32	$12.97
Accumulation units outstanding at the end of period	118,058	173,180	115,087	90,995	56,359	34,230

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$8.95	$6.37	$9.86	N/A	N/A	N/A
End of period	$9.69	$8.95	$6.37	N/A	N/A	N/A
Accumulation units outstanding at the end of period	499	509	2,222	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Select Balanced Division1

Accumulation unit value:
Beginning of period	$25.27	$21.46	$27.52	$26.03	$23.28	$22.15
End of period	$27.55	$25.27	$21.46	$27.52	$26.03	$23.28
Accumulation units outstanding at the end of period	56,792	53,623	33,315	22,073	7,064	4,146

JNL/Select Money Market Division1

Accumulation unit value:
Beginning of period	$12.66	$12.85	$12.78	$12.41	$12.07	$11.94
End of period	$12.45	$12.66	$12.85	$12.78	$12.41	$12.07
Accumulation units outstanding at the end of period	170,100	232,755	363,602	64,504	32,437	83

JNL/Select Value Division2

Accumulation unit value:
Beginning of period	$17.55	$14.39	$21.95	$20.69	$17.40	$16.19
End of period	$19.63	$17.55	$14.39	$21.95	$20.69	$17.40
Accumulation units outstanding at the end of period	17,508	15,571	13,488	12,675	360	-

JNL/T.Rowe Price Established Growth Division1

Accumulation unit value:
Beginning of period	$25.25	$17.89	$31.82	$29.38	$26.27	$24.68
End of period	$29.00	$25.25	$17.89	$31.82	$29.38	$26.27
Accumulation units outstanding at the end of period	28,375	30,298	26,394	25,107	21,371	13,099

JNL/T.Rowe Price Mid-Cap Growth Division1

Accumulation unit value:
Beginning of period	$37.46	$25.93	$44.42	$38.53	$36.68	$31.40
End of period	$47.11	$37.46	$25.93	$44.42	$38.53	$36.68
Accumulation units outstanding at the end of period	26,305	25,640	15,177	15,640	14,724	8,942

JNL/T.Rowe Price Short-Term Bond Division25

Accumulation unit value:
Beginning of period	$10.29	$9.72	$10.51	$10.20	$10.00	N/A
End of period	$10.42	$10.29	$9.72	$10.51	$10.20	N/A
Accumulation units outstanding at the end of period	25,021	22,266	11,361	7,548	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Value Division1

Accumulation unit value:
Beginning of period	$12.61	$9.35	$15.98	$16.11	$13.64	$12.76
End of period	$14.38	$12.61	$9.35	$15.98	$16.11	$13.64
Accumulation units outstanding at the end of period	43,181	39,652	37,529	40,912	38,394	23,580

Accumulation Unit Values
Contract with Endorsements - 2.40%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	$9.98	$8.35	$11.92	$11.31	$10.46	$9.50
End of period	$10.62	$9.98	$8.35	$11.92	$11.31	$10.46
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division2

Accumulation unit value:
Beginning of period	$20.71	$15.34	$27.32	$23.20	$20.97	$20.43
End of period	$22.60	$20.71	$15.34	$27.32	$23.20	$20.97
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Capital Guardian U.S. Growth
Equity Division2

Accumulation unit value:
Beginning of period	$20.14	$15.30	$26.51	$24.75	$24.24	$23.23
End of period	$22.16	$20.14	$15.30	$26.51	$24.75	$24.24
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International
Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division2

Accumulation unit value:
Beginning of period	$18.67	$16.75	$18.10	$17.32	$16.95	$16.90
End of period	$19.62	$18.67	$16.75	$18.10	$17.32	$16.95
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division6

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	$10.33	$7.98	$12.72	$15.33	$11.52	$11.19
End of period	$11.82	$10.33	$7.98	$12.72	$15.33	$11.52
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Invesco International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division6

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division2

Accumulation unit value:
Beginning of period	$10.97	$8.64	$15.94	$14.58	$11.31	$9.58
End of period	$11.53	$10.97	$8.64	$15.94	$14.58	$11.31
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$17.26	$12.37	$22.80	$21.63	$19.77	$17.25
End of period	$21.16	$17.26	$12.37	$22.80	$21.63	$19.77
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan U.S. Government & Quality
Bond Division2

Accumulation unit value:
Beginning of period	$15.59	$15.40	$14.80	$14.26	$14.14	$14.22
End of period	$16.34	$15.59	$15.40	$14.80	$14.26	$14.14
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division2

Accumulation unit value:
Beginning of period	$14.78	$10.84	$18.19	$19.13	$17.11	$15.74
End of period	$17.76	$14.78	$10.84	$18.19	$19.13	$17.11
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division17

Accumulation unit value:
Beginning of period	$10.57	$7.08	$11.20	$11.80	$11.35	N/A
End of period	$12.68	$10.57	$7.08	$11.20	$11.80	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division2

Accumulation unit value:
Beginning of period	$11.79	$11.42	$11.28	$10.86	$10.73	$10.81
End of period	$12.19	$11.79	$11.42	$11.28	$10.86	$10.73
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division2

Accumulation unit value:
Beginning of period	$6.22	$5.37	$11.14	$13.81	$11.92	$11.29
End of period	$6.89	$6.22	$5.37	$11.14	$13.81	$11.92
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division2

Accumulation unit value:
Beginning of period	$13.57	$10.75	$19.30	$17.91	$14.61	$12.88
End of period	$14.15	$13.57	$10.75	$19.30	$17.91	$14.61
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM JNL 5 Division1

Accumulation unit value:
Beginning of period	$9.18	$7.58	$13.51	$13.64	$11.76	$10.55
End of period	$10.50	$9.18	$7.58	$13.51	$13.64	$11.76
Accumulation units outstanding at the end of period	-	-	-	5,664	5,664	8,508

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division2

Accumulation unit value:
Beginning of period	$24.42	$20.83	$34.34	$26.00	$22.04	$16.68
End of period	$28.40	$24.42	$20.83	$34.34	$26.00	$22.04
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division2

Accumulation unit value:
Beginning of period	$12.59	$9.35	$15.34	$14.62	$13.65	$12.15
End of period	$15.47	$12.59	$9.35	$15.34	$14.62	$13.65
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division2

Accumulation unit value:
Beginning of period	$8.96	$7.28	$11.97	$11.68	$10.40	$10.07
End of period	$10.01	$8.96	$7.28	$11.97	$11.68	$10.40
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division2

Accumulation unit value:
Beginning of period	$11.28	$9.07	$14.28	$14.94	$13.02	$12.27
End of period	$13.91	$11.28	$9.07	$14.28	$14.94	$13.02
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Technology Sector Division2

Accumulation unit value:
Beginning of period	$5.73	$3.58	$6.49	$5.80	$5.44	$5.24
End of period	$6.27	$5.73	$3.58	$6.49	$5.80	$5.44
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division2

Accumulation unit value:
Beginning of period	$11.30	$8.30	$14.38	$13.86	$12.14	$10.51
End of period	$12.73	$11.30	$8.30	$14.38	$13.86	$12.14
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division2

Accumulation unit value:
Beginning of period	$15.37	$13.63	$13.91	$13.16	$12.98	$13.05
End of period	$16.14	$15.37	$13.63	$13.91	$13.16	$13.03
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America High Yield Bond Division2

Accumulation unit value:
Beginning of period	$12.20	$8.54	$12.64	$13.09	$12.12	$12.13
End of period	$13.77	$12.20	$8.54	$12.64	$13.09	$12.12
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Aggressive Growth Division2

Accumulation unit value:
Beginning of period	$11.47	$8.97	$15.09	$14.17	$12.55	$11.62
End of period	$13.11	$11.47	$8.97	$15.09	$14.17	$12.55
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division2

Accumulation unit value:
Beginning of period	$11.81	$9.45	$14.97	$14.11	$12.66	$11.85
End of period	$13.39	$11.81	$9.45	$14.97	$14.11	$12.66
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division2

Accumulation unit value:
Beginning of period	$12.13	$10.07	$14.22	$13.41	$12.24	$11.62
End of period	$13.41	$12.13	$10.07	$14.22	$13.41	$12.24
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Select Balanced Division2

Accumulation unit value:
Beginning of period	$22.64	$19.37	$25.03	$23.86	$21.50	$20.67
End of period	$24.50	$22.64	$19.37	$25.03	$23.86	$21.50
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Select Money Market Division2

Accumulation unit value:
Beginning of period	$11.34	$11.60	$11.63	$11.37	$11.14	$11.11
End of period	$11.07	$11.34	$11.60	$11.63	$11.37	$11.14
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Select Value Division2

Accumulation unit value:
Beginning of period	$16.62	$13.73	$21.10	$20.04	$16.98	$15.92
End of period	$18.45	$16.62	$13.73	$21.10	$20.04	$16.98
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Established Growth Division2

Accumulation unit value:
Beginning of period	$22.63	$16.15	$28.94	$26.93	$24.26	$22.98
End of period	$25.79	$22.63	$16.15	$28.94	$26.93	$24.26
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth Division2

Accumulation unit value:
Beginning of period	$33.56	$23.41	$40.40	$35.31	$33.87	$29.49
End of period	$41.90	$33.56	$23.41	$40.40	$35.31	$33.87
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Value Division2

Accumulation unit value:
Beginning of period	$11.73	$8.77	$15.08	$15.32	$13.07	$12.39
End of period	$13.27	$11.73	$8.77	$15.08	$15.32	$13.07
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Questions: If you have any questions about your Contract, you may contact us at:
Jackson of NY Service Center:	1 (800) 599-5651 (8 a.m. - 8 p.m. ET)
Mail Address:	P.O. Box 30313, Lansing, Michigan 48909-7813
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951
Jackson of NY IMG Service Center:	1 (888) 464-7779 (8 a.m. - 8 p.m. ET)
(for Contracts purchased through a bank or another financial institution)
Mail Address:	P.O. Box 30313, Lansing, Michigan 48909-7813
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951
Home Office:	2900 Westchester Avenue, Purchase, New York 10577

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2011

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM FIXED AND
VARIABLE DEFERRED ANNUITY CONTRACTS
ISSUED BY THE JNLNY SEPARATE ACCOUNT I
OF JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®

This Statement of Additional Information (SAI) is not a prospectus.  It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2011 .  The Prospectus may be obtained from Jackson National Life Insurance Company of New York (Jackson of NY®) by writing P.O. Box 30902, Lansing, Michigan 48909-8402, or calling 1-800-599-5651.  Not all Investment Divisions described in this SAI may be available for investment.

General Information and History

JNLNY Separate Account I (Separate Account) is a separate investment account of Jackson of NY.  In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name.  Jackson of NY is a wholly owned subsidiary of Jackson National Life Insurance Company® (Jackson®), and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a life insurance company in the United Kingdom.

Trademarks, Service Marks, and Related Disclosures

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations).  The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s).  The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance.  The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, Owners of the product(s) or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect or consequential damages, even if notified of the possibility of such damages.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq®25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund.  The JNL/Mellon Capital Management Nasdaq® 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations.  THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ® 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

“NYSE®” is a registered mark of, and “NYSE International 100 IndexSM” is a service mark of, the New York Stock Exchange, Inc. (“NYSE”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC.  The JNL/Mellon Capital Management NYSE® International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE® International 25 Fund.

“NYSE International 100 IndexSM” is a service mark of NYSE Group, Inc.  NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the “NYSE International 100 IndexSM” (the “Index”) and its service marks for use in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.

NYSE Group, Inc. does not:

• Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Recommend that any person invest in the JNL/Mellon Capital Management NYSE® International 25 Fund or any other securities.
• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE® International 25 Fund.
• Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Consider the needs of the JNL/Mellon Capital Management NYSE® International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.  Specifically,

• NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:
• The results to be obtained by the JNL/Mellon Capital Management NYSE® International 25 Fund, the owner of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 IndexSM;
• The accuracy or completeness of the Index and its data;
• The merchantability and the fitness for a particular purpose or use of the Index and its data;
• NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;
• Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management, LLC and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other third parties.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell").  Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a registered investment adviser and a wholly-owned subsidiary of The McGraw-Hill Companies, Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services.  SPIAS does not act as a “fiduciary” or as an “investment manager”, as defined under ERISA, to any investor.  SPIAS is not responsible for client suitability. Past performance of the Funds is no indication of future results. Since performance fluctuates over time, the fact that the Funds may have outperformed the benchmarks over one period of time does not mean that they outperformed the benchmarks over other periods or will outperform the benchmarks in the future.  SPIAS does not take into account any information about any investor or any investor’s assets when creating, providing or maintaining any asset allocation portfolio.  SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions, and any other investment fund or other vehicle that is offered by third parties that uses an S&P Index as a benchmark or measure of performance, bears the S&P mark and /or seeks to provide an investment return based on the returns of any Standard & Poor’s Index are not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC (“S&P”) and its affiliates. S&P is not an investment adviser and S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 ® Index, the S&P MIDCAP 400 Index®, the S&P SmallCap 600 Index®, or any other S&P Index to track general stock market performance.  S&P's only relationship to the Separate Account (Licensee) is the licensing of certain registered trademarks and trade names of S&P, the S&P 500 Index, the S&P MIDCAP 400 Index, and the S&P SmallCap 600 Index, which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions.  S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 Index, the S&P 400 Index, the S&P SmallCap 600 Index, or any other S&P Index.  S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash.  S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, THE S&P SMALLCAP 600 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, THE S&P SMALLCAP 600 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN.  S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, THE S&P SMALLCAP 600 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SPIAS, its affiliates, and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively S&P Parties) do not guarantee the accuracy, completeness, adequacy or timeliness of any information, including ratings, and are not responsible for errors and omissions, or for the results obtained from the use of such information, and S&P Parties shall have no liability for any errors, omissions, or interruptions therein, regardless of the cause, or for the results obtained from the use of such information. S&P PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY, SUITABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE.  In no event shall S&P Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs) in connection with any use of the information contained in this document even if advised of the possibility of such damages.
S&P’s credit ratings are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or to make any investment decisions.  S&P credit ratings should not be relied on when making any investment or other business decision.  S&P’s opinions and analyses do not address the suitability of any security.  S&P does not act as a fiduciary or an investment advisor. While S&P and SPIAS have obtained information from sources they believe to be reliable, neither S&P nor SPIAS performs an audit and neither undertakes any duty of due diligence or independent verification of any information it receives.
S&P keeps certain activities of its business units separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain business units of S&P may have information that is not available to other S&P business units. S&P has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.
S&P may receive compensation for its ratings and certain credit-related analyses, normally from issuers or underwriters of securities or from obligors. S&P reserves the right to disseminate its opinions and analyses. S&P's public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P publications and third-party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees .

Jackson has entered into a License Agreement with Value Line®.  Value Line Publishing, Inc.'s ("VLPI") only relationship to Jackson is VLPI's licensing to Jackson of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to Jackson, this Product or any investor.  VLPI has no obligation to take the needs of Jackson or any investor in the Product into consideration in composing the System.  The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System.  VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM.  VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE.  VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM.  VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Services

Jackson of NY is the custodian of the assets of the Separate Account. Jackson of NY holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Fund bought and sold by the Separate Account.

The financial statements of JNLNY Separate Account I and Jackson of NY for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents.  The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237.  JNLD is a subsidiary of Jackson.

The aggregate amount of underwriting commissions paid to broker/dealers was  $833,214 in 2008, $802,160 in 2009 and $1,021,685 in 2010 .  JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson of NY advertises performance for an Investment Division (except the JNL/WMC Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts.  Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund.  We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment"), and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent.  Standardized average annual total return is annualized and reflects the deduction of all recurring charges that are charged to all Contracts.  The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period.  No deduction is made for premium taxes that may be assessed by certain states.

Jackson of NY may also advertise non-standardized total return on an annualized and cumulative basis.  Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return.  The Contract is designed for long-term investment; therefore, Jackson of NY believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors.  Reflecting the deduction of the withdrawal charge decreases the level of performance advertised.  Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.  Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate.  Any quotation of performance should not be considered a guarantee of future performance.  Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management.  An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson of NY may advertise the current annualized yield for a 30-day period for an Investment Division.  The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period.  Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period.  The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of accumulation units outstanding during the period.
d	=	the maximum offering price per accumulation unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission.  Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund.  The yield on amounts held in the Investment Divisions normally will fluctuate over time.  Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return.  An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Funds operating expenses.

Any current yield quotations of the JNL/WMC Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent.  We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period.  The JNL/WMC Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7).  The JNL/WMC Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/WMC Money Market Division's yield and effective yield will fluctuate daily.  Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses.  Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion.  The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information.  There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant.  It should be noted that neither a Contract owner's investment in the JNL/WMC Money Market Division nor that Division's investment in the JNL/WMC Money Market Division is guaranteed or insured.  Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER.  JACKSON OF NY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.  PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS.  MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson of NY's Tax Status

Jackson of NY is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code").  For federal income tax purposes, the Separate Account is not a separate entity from Jackson of NY and its operations form a part of Jackson of NY.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of annuities in general.  An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected.  For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract.  For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis.  The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income.  All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract.  The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made.  No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract).  For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Withholding Tax on Distributions

The Code generally requires Jackson of NY (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer.  This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals).  Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement.  If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%.  If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate.  A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts.  The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department").  Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.  The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying the variable Contracts.  These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above.  Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson of NY intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.
At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account.  Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.  Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time.  The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson of NY regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson of NY or an advisor in its sole and absolute discretion.  The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects.  The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 97 Investment Divisions and at least one Fixed Account option, although a Contract owner can select no more than 18 Allocation Options at any one time.  The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  Jackson of NY does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  Jackson of NY reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution.  Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts.  For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange.  Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract.  Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status.  In 1998 in Conway v. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange.  In response to the Conway decision, the IRS issued Notice 2003-51 and Revenue Procedure 2008-24.  In accordance with these rulings, the IRS will consider a partial exchange valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 12 months of the date of the partial exchange or if the owner can demonstrate that they have met certain conditions under Section 72(a)(2) or had any life event similar to these conditions that occurred between the date of the exchange and the date of the withdrawal or surrender.  In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of life events may be approved by the Internal Revenue Service.  Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities.  Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies).  However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans.  Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences.  Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances.  Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity.  The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income.  In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract.  If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan.  If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable.  If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary.  The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans.  Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan.  Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to Fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts.  It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal.  Withdrawn earnings are included in a taxpayer's gross income.  Section 72 further provides that a 10% penalty will apply to the income portion of any distribution.  The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 ½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan.  Special tax rules may be available for certain distributions from a tax-qualified Contract.  Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A.  To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an  IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code).  The exceptions stated in items (4) and (6) above do not apply in the case of an IRA.  The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship.  Hardship withdrawals do not include any earnings on salary reduction contributions.  These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988.  The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans.  Tax penalties may also apply.  While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion.  Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes – Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA.  Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used.  Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement.  In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations.  For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs.  If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans.  Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan.  Owners, Annuitants and Beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan.  Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson of NY's administrative procedures.  Jackson of NY is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson of NY specifically consents to be bound.  Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred.  However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan.  Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used.  Such descriptions are not exhaustive and are for general informational purposes only.  The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances.  Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein.  Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization.  Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations.  Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts.  (See "Tax Treatment of Withdrawals – Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women.  The Contracts sold by Jackson of NY in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex.  Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

(a) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.  Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts.  Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income.  IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions.  Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA.  Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) Roth IRA Annuities

Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity.  Purchase payments for Roth IRA annuities are limited to a maximum of $5,000 for 2011 .  The limit will be adjusted annually for inflation in $500 increments.  In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions.  The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000.  The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

Lower maximum limitations apply to individuals above certain adjusted gross income levels.  For 2011 , these levels are $ 107 ,000 in the case of single taxpayers, $ 169 ,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately.  These levels are indexed annually in $1,000 increments.  An overall $5,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

Qualified distributions from Roth IRA annuities are free from federal income tax.  A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor.  Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution.  Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity.  The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity.  Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity.  The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over.  For rollovers in 2010, the income may be reported ratably in 2011 and 2012.  There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

(d) Pension and Profit-Sharing Plans

The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees.  These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design.  However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(e) Eligible Deferred Compensation Plans -- Section 457

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code.  The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary.  As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the $16,500 elective deferral limitation in 2011 .  The limit is indexed for inflation in $500 increments annually thereafter.  In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions.  The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $5,500.

The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age.  Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries.  For this purpose, custodial accounts and certain annuity Contracts are treated as trusts.  The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer.  In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code.  In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participant:

●	attains age 70 1/2,
●	severs employment,
●	dies, or
●	suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457.   Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment.  The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one business day to the next.  The income option tables contained in the Contract are based on a 2.5% per annum assumed investment rate.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 2.5% per annum.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus
(3)
a per share credit or charge with respect to any taxes paid or reserved for by Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and
(c)
is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Condensed Financial Information

Accumulation Unit Values

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated – for Contracts with all levels of charges (and combinations of optional endorsements).  This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information.  Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus.  Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Set forth below are fund changes and additions since the October 11 , 2010 Prospectus, for your information in reviewing Accumulation Unit information.

Effective May 1, 2011, the following Investment Divisions changed (whether or not in connection with a sub-adviser change):

JNL/Select Balanced Fund to JNL/WMC Balanced Fund;
JNL/Select Money Market Fund to JNL/WMC Money Market Fund; and
JNL/Select Value Fund to JNL/WMC Value Fund.

The Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is yet available:

Effective May 1, 2011

JNL/PPM America Floating Rate Income Fund

At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

Accumulation Unit Values
Base Contract - 1.65%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division103

Accumulation unit value:
Beginning of period	$12.58	$12.19	$N/A	$N/A	$N/A	$N/A
End of period	$13.99	$12.58	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	18,181	1,298	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 35 Division106

Accumulation unit value:
Beginning of period	$13.08	$12.94	$N/A	$N/A	$N/A	$N/A
End of period	$14.71	$13.08	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,962	1,260	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 50 Division97

Accumulation unit value:
Beginning of period	$13.41	$13.10	$N/A	$N/A	$N/A	$N/A
End of period	$15.15	$13.41	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	3,029	2,740	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 65 Division100

Accumulation unit value:
Beginning of period	$13.80	$13.35	$N/A	$N/A	$N/A	$N/A
End of period	$15.73	$13.80	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	2,663	1,464	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Global Small
Capitalization Division135
Accumulation unit value:
Beginning of period	$9.29	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$11.03	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,504	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds International Division131

Accumulation unit value:
Beginning of period	$9.62	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$10.73	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,498	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds New World Division136

Accumulation unit value:
Beginning of period	$9.25	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$11.24	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	771	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.68	$6.56	$13.68	$10.80	$N/A	$N/A
End of period	$11.18	$9.68	$6.56	$13.68	$N/A	$N/A
Accumulation units outstanding at the end of period	27,154	25,042	16,533	8,390	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Capital Guardian Global Balanced Division2

Accumulation unit value:
Beginning of period	$10.73	$8.91	$12.63	$11.89	$10.91	$9.97
End of period	$11.51	$10.73	$8.91	$12.63	$11.89	$10.91
Accumulation units outstanding at the end of period	63,282	45,425	19,202	2,997	-	-

JNL/Capital Guardian Global Diversified
Research Division2
Accumulation unit value:
Beginning of period	$23.11	$16.99	$30.04	$25.31	$22.71	$5.63
End of period	$25.41	$23.11	$16.99	$30.04	$25.31	$22.71
Accumulation units outstanding at the end of period	3,460	3,635	1,351	493	317	-

JNL/Capital Guardian U.S. Growth
Equity Division2
Accumulation unit value:
Beginning of period	$22.48	$16.95	$29.15	$27.01	$26.25	$5.22
End of period	$24.91	$22.48	$16.95	$29.15	$27.01	$26.25
Accumulation units outstanding at the end of period	13,712	13,518	2,846	1,395	-	-

JNL/Eagle Core Equity Division2

Accumulation unit value:
Beginning of period	$14.78	$11.22	$18.72	$18.92	$17.12	$16.61
End of period	$16.26	$14.78	$11.22	$18.72	$18.92	$17.12
Accumulation units outstanding at the end of period	7,877	19,241	1,015	1,070	556	-

JNL/Eagle SmallCap Equity Division1

Accumulation unit value:
Beginning of period	$20.37	$15.28	$25.18	$22.84	$19.33	$18.99
End of period	$27.18	$20.37	$15.28	$25.18	$22.84	$19.33
Accumulation units outstanding at the end of period	4,718	4,995	1,275	1,133	438	490

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$7.99	$6.24	$9.93	$10.11	$N/A	$N/A
End of period	$8.67	$7.99	$6.24	$9.93	$N/A	$N/A
Accumulation units outstanding at the end of period	95,719	135,809	134,475	106,075	$N/A	$N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$7.45	$5.79	$9.91	$9.52	$N/A	$N/A
End of period	$7.84	$7.45	$5.79	$9.91	$N/A	$N/A
Accumulation units outstanding at the end of period	7,903	11,984	21,899	6,861	$N/A	$N/A

JNL/Franklin Templeton Income Division22

Accumulation unit value:
Beginning of period	$9.83	$7.52	$10.88	$10.86	$9.94	$N/A
End of period	$10.88	$9.83	$7.52	$10.88	$10.86	$N/A
Accumulation units outstanding at the end of period	96,947	102,844	214,286	198,996	15,605	$N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	$6.71	$4.47	$9.88	$N/A	$N/A	$N/A
End of period	$7.95	$6.71	$4.47	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	15,635	12,806	4,127	$N/A	$N/A	$N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$7.51	$6.02	$9.86	$9.99	$N/A	$N/A
End of period	$8.23	$7.51	$6.02	$9.86	$N/A	$N/A
Accumulation units outstanding at the end of period	23,301	25,723	25,559	16,421	$N/A	$N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$10.08	$7.67	$11.66	$12.63	$10.91	$10.27
End of period	$12.58	$10.08	$7.67	$11.66	$12.63	$10.91
Accumulation units outstanding at the end of period	41,320	42,074	6,446	5,930	583	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division1

Accumulation unit value:
Beginning of period	$20.84	$18.56	$19.90	$18.90	$18.36	$18.13
End of period	$22.06	$20.84	$18.56	$19.90	$18.90	$18.36
Accumulation units outstanding at the end of period	25,242	35,024	25,222	27,917	16,626	14,855

JNL/Goldman Sachs Emerging Markets
Debt Division89
Accumulation unit value:
Beginning of period	$11.66	$9.64	$9.29	$N/A	$N/A	$N/A
End of period	$13.31	$11.66	$9.64	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	57,305	38,254	449	$N/A	$N/A	$N/A

JNL/Goldman Sachs Mid Cap Value Division1

Accumulation unit value:
Beginning of period	$10.64	$8.15	$12.97	$12.83	$11.27	$10.32
End of period	$13.01	$10.64	$8.15	$12.97	$12.83	$11.27
Accumulation units outstanding at the end of period	18,027	19,025	21,366	20,929	2,652	565

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$8.04	$6.55	$10.68	$10.13	$N/A	$N/A
End of period	$8.60	$8.04	$6.55	$10.68	$N/A	$N/A
Accumulation units outstanding at the end of period	1,702	6,310	4,445	280	$N/A	$N/A

JNL/Invesco Global Real Estate Division1

Accumulation unit value:
Beginning of period	$10.70	$8.21	$12.98	$15.53	$11.57	$10.51
End of period	$12.33	$10.70	$8.21	$12.98	$15.53	$11.57
Accumulation units outstanding at the end of period	10,707	28,623	28,950	21,946	14,102	15,290

JNL/Invesco International Growth Division2

Accumulation unit value:
Beginning of period	$14.60	$10.84	$18.66	$17.28	$8.30	$7.44
End of period	$16.13	$14.60	$10.84	$18.66	$17.28	$8.30
Accumulation units outstanding at the end of period	23,934	15,809	6,812	5,303	943	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division1

Accumulation unit value:
Beginning of period	$10.60	$8.67	$14.14	$12.42	$11.71	$10.83
End of period	$12.24	$10.60	$8.67	$14.14	$12.42	$11.71
Accumulation units outstanding at the end of period	4,304	5,618	3,037	2,989	354	818

JNL/Invesco Small Cap Growth Division2

Accumulation unit value:
Beginning of period	$12.25	$9.24	$15.58	$14.22	$12.63	$11.47
End of period	$15.20	$12.25	$9.24	$15.58	$14.22	$12.63
Accumulation units outstanding at the end of period	10,424	11,431	1,337	1,505	892	-

JNL/Ivy Asset Strategy Division102

Accumulation unit value:
Beginning of period	$10.37	$9.94	$N/A	$N/A	$N/A	$N/A
End of period	$11.20	$10.37	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	17,955	9,397	$N/A	$N/A	$N/A	$N/A

JNL/JPMorgan International Value Division1

Accumulation unit value:
Beginning of period	$11.99	$9.37	$17.16	$15.58	$12.00	$10.13
End of period	$12.69	$11.99	$9.37	$17.16	$15.58	$12.00
Accumulation units outstanding at the end of period	24,045	25,672	31,108	28,661	5,891	1,194

JNL/JPMorgan MidCap Growth Division2

Accumulation unit value:
Beginning of period	$19.26	$13.70	$25.07	$23.61	$22.08	$20.17
End of period	$23.80	$19.26	$13.70	$25.07	$23.61	$12.09
Accumulation units outstanding at the end of period	1,332	1,364	2,934	788	323	-

JNL/JPMorgan U.S. Government & Quality
Bond Division2
Accumulation unit value:
Beginning of period	$17.40	$17.06	$16.28	$15.56	$15.32	$15.29
End of period	$18.37	$17.40	$17.06	$16.28	$15.56	$15.32
Accumulation units outstanding at the end of period	38,571	120,933	35,077	18,786	4,323	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division20

Accumulation unit value:
Beginning of period	$11.70	$6.92	$14.09	$10.87	$9.76	$N/A
End of period	$14.03	$11.70	$6.92	$14.09	$10.87	$N/A
Accumulation units outstanding at the end of period	40,630	29,727	14,758	6,171	1,078	$N/A

JNL/Lazard Mid Cap Equity Division2

Accumulation unit value:
Beginning of period	$16.15	$11.76	$19.58	$20.44	$19.88	$18.16
End of period	$19.55	$16.15	$11.76	$19.58	$20.44	$19.88
Accumulation units outstanding at the end of period	16,139	14,892	1,272	1,350	363	-

JNL/M&G Global Basics Division88

Accumulation unit value:
Beginning of period	$12.13	$8.39	$8.11	$N/A	$N/A	$N/A
End of period	$14.68	$12.13	$8.39	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	19,009	15,496	615	$N/A	$N/A	$N/A

JNL/M&G Global Leaders Division88

Accumulation unit value:
Beginning of period	$11.25	$8.32	$8.02	$N/A	$N/A	$N/A
End of period	$12.53	$11.25	$8.32	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,989	3,362	622	$N/A	$N/A	$N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division67
Accumulation unit value:
Beginning of period	$7.54	$6.15	$9.81	$10.30	$N/A	$N/A
End of period	$8.63	$7.54	$6.15	$9.81	$N/A	$N/A
Accumulation units outstanding at the end of period	21,448	9,763	10,633	5,101	$N/A	$N/A

JNL/MCM 25 Division17

Accumulation unit value:
Beginning of period	$11.44	$7.60	$11.93	$12.49	$11.95	$N/A
End of period	$13.82	$11.44	$7.60	$11.93	$12.49	$N/A
Accumulation units outstanding at the end of period	8,471	2,578	2,716	2,289	2,173	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division1

Accumulation unit value:
Beginning of period	$12.51	$12.03	$11.80	$11.27	$11.05	$11.01
End of period	$13.03	$12.51	$12.03	$11.80	$11.27	$11.05
Accumulation units outstanding at the end of period	47,420	70,149	166,201	88,568	40,363	29,420

JNL/MCM Communications Sector Division2

Accumulation unit value:
Beginning of period	$4.51	$3.65	$6.14	$5.99	$11.22	$4.43
End of period	$5.43	$4.51	$3.65	$6.14	$5.99	$11.22
Accumulation units outstanding at the end of period	7,832	7,673	3,401	3,136	-	-

JNL/MCM Consumer Brands Sector Division2

Accumulation unit value:
Beginning of period	$9.25	$7.06	$10.45	$11.54	$10.34	$11.12
End of period	$11.17	$9.25	$7.06	$10.45	$11.54	$10.34
Accumulation units outstanding at the end of period	1,121	2,188	2,082	1,868	1,180	-

JNL/MCM Dow Dividend Division76

Accumulation unit value:
Beginning of period	$6.16	$5.20	$10.45	$11.08	$N/A	$N/A
End of period	$6.78	$6.16	$5.20	$10.45	$N/A	$N/A
Accumulation units outstanding at the end of period	23,506	27,220	60,038	21,928	$N/A	$N/A

JNL/MCM European 30 Division87

Accumulation unit value:
Beginning of period	$11.92	$8.59	$9.24	$N/A	$N/A	$N/A
End of period	$11.98	$11.92	$8.59	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	518	2,108	540	$N/A	$N/A	$N/A

JNL/MCM Financial Sector Division2

Accumulation unit value:
Beginning of period	$6.60	$5.66	$11.65	$14.34	$11.13	$10.47
End of period	$7.37	$6.60	$5.66	$11.65	$14.34	$11.13
Accumulation units outstanding at the end of period	7,359	8,449	5,373	3,597	2,034	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Healthcare Sector Division1

Accumulation unit value:
Beginning of period	$11.22	$9.43	$12.48	$11.80	$11.28	$10.59
End of period	$11.46	$11.22	$9.43	$12.48	$11.80	$11.28
Accumulation units outstanding at the end of period	7,162	8,031	7,700	4,396	150	523

JNL/MCM Index 5 Division61

Accumulation unit value:
Beginning of period	$8.40	$6.82	$9.89	$10.32	$N/A	$N/A
End of period	$9.57	$8.40	$6.82	$9.89	$N/A	$N/A
Accumulation units outstanding at the end of period	13,328	15,720	35,247	28,922	$N/A	$N/A

JNL/MCM International Index Division1

Accumulation unit value:
Beginning of period	$14.41	$11.33	$20.18	$18.59	$15.05	$13.17
End of period	$15.14	$14.41	$11.33	$20.18	$18.59	$15.05
Accumulation units outstanding at the end of period	58,481	62,319	63,620	40,813	28,978	15,529

JNL/MCM JNL 5 Division1

Accumulation unit value:
Beginning of period	$9.55	$7.82	$13.84	$13.87	$11.87	$11.18
End of period	$11.00	$9.55	$7.82	$13.84	$13.87	$11.87
Accumulation units outstanding at the end of period	283,982	360,292	711,985	556,846	159,900	94,936

JNL/MCM JNL Optimized 5 Division24

Accumulation unit value:
Beginning of period	$8.60	$6.35	$11.97	$10.72	$9.01	$N/A
End of period	$9.62	$8.60	$6.35	$11.97	$10.72	$N/A
Accumulation units outstanding at the end of period	26,906	29,425	42,772	27,336	1,957	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division76

Accumulation unit value:
Beginning of period	$9.65	$7.32	$12.72	$12.33	$N/A	$N/A
End of period	$11.13	$9.65	$7.32	$12.72	$N/A	$N/A
Accumulation units outstanding at the end of period	708	713	3,804	99	$N/A	$N/A

JNL/MCM NYSE International 25 Division62

Accumulation unit value:
Beginning of period	$8.22	$6.14	$11.55	$10.43	$N/A	$N/A
End of period	$8.27	$8.22	$6.14	$11.55	$N/A	$N/A
Accumulation units outstanding at the end of period	5,201	7,109	19,951	10,923	$N/A	$N/A

JNL/MCM Oil & Gas Sector Division2

Accumulation unit value:
Beginning of period	$26.43	$22.37	$36.61	$27.51	$23.15	$17.39
End of period	$30.96	$26.43	$22.37	$36.61	$27.51	$23.15
Accumulation units outstanding at the end of period	7,692	9,969	9,546	8,723	2,394	-

JNL/MCM Pacific Rim 30 Division87

Accumulation unit value:
Beginning of period	$11.68	$9.56	$9.39	$N/A	$N/A	$N/A
End of period	$12.97	$11.68	$9.56	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	2,010	2,236	797	$N/A	$N/A	$N/A

JNL/MCM S&P 24 Division76

Accumulation unit value:
Beginning of period	$8.34	$7.13	$10.78	$10.97	$N/A	$N/A
End of period	$9.56	$8.34	$7.13	$10.78	$N/A	$N/A
Accumulation units outstanding at the end of period	867	859	10,282	1,061	$N/A	$N/A

JNL/MCM S&P 400 MidCap Index Division1

Accumulation unit value:
Beginning of period	$13.37	$9.85	$16.04	$15.18	$14.07	$12.28
End of period	$16.55	$13.37	$9.85	$16.04	$15.18	$14.07
Accumulation units outstanding at the end of period	23,168	20,593	35,866	38,333	28,421	15,763

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division1

Accumulation unit value:
Beginning of period	$9.51	$7.67	$12.51	$12.13	$10.71	$10.25
End of period	$10.70	$9.51	$7.67	$12.51	$12.13	$10.71
Accumulation units outstanding at the end of period	59,051	42,600	94,571	59,467	36,675	20,785

JNL/MCM S&P SMid 60 Division67

Accumulation unit value:
Beginning of period	$9.63	$6.06	$8.83	$10.07	$N/A	$N/A
End of period	$11.44	$9.63	$6.06	$8.83	$N/A	$N/A
Accumulation units outstanding at the end of period	610	2,524	4,300	3,664	$N/A	$N/A

JNL/MCM Select Small-Cap Division44

Accumulation unit value:
Beginning of period	$11.26	$10.92	$18.51	$20.69	$N/A	$N/A
End of period	$12.77	$11.26	$10.92	$18.51	$N/A	$N/A
Accumulation units outstanding at the end of period	3,624	3,679	3,353	1,849	$N/A	$N/A

JNL/MCM Small Cap Index Division1

Accumulation unit value:
Beginning of period	$11.97	$9.56	$14.93	$15.50	$13.42	$12.41
End of period	$14.88	$11.97	$9.56	$14.93	$15.50	$13.42
Accumulation units outstanding at the end of period	42,067	31,903	46,744	39,428	28,741	16,370

JNL/MCM Technology Sector Division2

Accumulation unit value:
Beginning of period	$6.20	$3.85	$6.92	$6.14	$5.71	$5.46
End of period	$6.84	$6.20	$3.85	$6.92	$6.14	$5.71
Accumulation units outstanding at the end of period	12,925	15,982	9,167	4,937	2,876	-

JNL/MCM Value Line 30 Division76

Accumulation unit value:
Beginning of period	$10.37	$9.19	$17.78	$17.87	$N/A	$N/A
End of period	$12.49	$10.37	$9.19	$17.78	$N/A	$N/A
Accumulation units outstanding at the end of period	22,756	24,220	33,768	28,100	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM VIP Division1

Accumulation unit value:
Beginning of period	$9.86	$8.09	$14.37	$13.19	$11.96	$10.78
End of period	$11.18	$9.86	$8.09	$14.37	$13.19	$11.96
Accumulation units outstanding at the end of period	8,967	17,463	12,691	5,881	16,160	2,805

JNL/Oppenheimer Global Growth Division1

Accumulation unit value:
Beginning of period	$12.06	$8.80	$15.12	$14.46	$12.57	$10.84
End of period	$13.69	$12.06	$8.80	$15.12	$14.46	$12.57
Accumulation units outstanding at the end of period	11,220	11,106	10,659	8,521	4,994	1,191

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$8.02	$7.68	$N/A	$N/A	$N/A	$N/A
End of period	$9.42	$8.02	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	24,979	15,334	$N/A	$N/A	$N/A	$N/A

JNL/PAM China-India Division82

Accumulation unit value:
Beginning of period	$7.45	$4.16	$7.85	$N/A	$N/A	$N/A
End of period	$8.57	$7.45	$4.16	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	39,194	21,870	4,244	$N/A	$N/A	$N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.92	$10.34	$10.92	$10.29	$N/A	$N/A
End of period	$12.63	$11.92	$10.34	$10.92	$N/A	$N/A
Accumulation units outstanding at the end of period	79,096	77,637	56,499	14,836	$N/A	$N/A

JNL/PIMCO Total Return Bond Division1

Accumulation unit value:
Beginning of period	$16.79	$14.79	$14.97	$14.07	$13.82	$13.70
End of period	$17.77	$16.79	$14.79	$14.97	$14.07	$13.82
Accumulation units outstanding at the end of period	266,389	273,120	102,623	66,711	62,183	45,115

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America High Yield Bond Division1

Accumulation unit value:
Beginning of period	$13.33	$9.27	$13.60	$13.99	$12.87	$12.83
End of period	$15.17	$13.33	$9.27	$13.60	$13.99	$12.87
Accumulation units outstanding at the end of period	69,240	81,480	30,585	21,162	16,839	16,675

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PPM America Small Cap Value Division85

Accumulation unit value:
Beginning of period	$8.22	$6.24	$10.44	$N/A	$N/A	$N/A
End of period	$10.33	$8.22	$6.24	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	5,458	6,144	5,433	$N/A	$N/A	$N/A

JNL/PPM America Value Equity Division1

Accumulation unit value:
Beginning of period	$15.22	$10.70	$20.61	$22.21	$19.97	$19.08
End of period	$17.59	$15.22	$10.70	$20.61	$22.21	$19.97
Accumulation units outstanding at the end of period	3,874	4,421	1,217	993	733	717

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$9.31	$6.67	$9.77	$N/A	$N/A	$N/A
End of period	$10.42	$9.31	$6.67	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	309,333	313,467	37,817	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$9.77	$9.52	$N/A	$N/A	$N/A	$N/A
End of period	$10.82	$9.77	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	2,025	2,661	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$7.73	$7.66	$N/A	$N/A	$N/A	$N/A
End of period	$8.57	$7.73	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	3,349	3,912	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$8.88	$7.60	$10.53	$10.66	$N/A	$N/A
End of period	$9.70	$8.88	$7.60	$10.53	$N/A	$N/A
Accumulation units outstanding at the end of period	24,574	24,382	12,540	1,289	$N/A	$N/A

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	$8.14	$6.74	$10.50	$9.96	$N/A	$N/A
End of period	$9.07	$8.14	$6.74	$10.50	$N/A	$N/A
Accumulation units outstanding at the end of period	3,158	6,424	2,497	304	$N/A	$N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$8.64	$7.11	$8.98	$N/A	$N/A	$N/A
End of period	$10.05	$8.64	$7.11	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	13,271	13,101	21,063	$N/A	$N/A	$N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$9.66	$6.25	$8.86	$N/A	$N/A	$N/A
End of period	$10.87	$9.66	$6.25	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	600	641	747	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Aggressive Growth Division2

Accumulation unit value:
Beginning of period	$12.53	$9.72	$16.24	$15.12	$13.31	$12.23
End of period	$14.43	$12.53	$9.72	$16.24	$15.12	$13.31
Accumulation units outstanding at the end of period	30,812	39,365	25,912	4,906	2,201	-

JNL/S&P Managed Conservative Division2

Accumulation unit value:
Beginning of period	$11.05	$9.90	$11.67	$11.16	$10.52	$10.27
End of period	$11.82	$11.05	$9.90	$11.67	$11.16	$10.52
Accumulation units outstanding at the end of period	184,877	185,680	84,605	40,021	9,340	-

JNL/S&P Managed Growth Division1

Accumulation unit value:
Beginning of period	$12.90	$10.24	$16.11	$15.06	$13.42	$12.41
End of period	$14.73	$12.90	$10.24	$16.11	$15.06	$13.42
Accumulation units outstanding at the end of period	65,599	63,500	29,223	18,243	2,706	27,897

JNL/S&P Managed Moderate Division1

Accumulation unit value:
Beginning of period	$11.28	$9.66	$12.48	$11.77	$10.84	$10.40
End of period	$12.35	$11.28	$9.66	$12.48	$11.77	$10.84
Accumulation units outstanding at the end of period	187,797	216,710	178,722	106,305	64,274	40,958

JNL/S&P Managed Moderate Growth Division1

Accumulation unit value:
Beginning of period	$13.25	$10.91	$15.30	$14.32	$12.97	$12.17
End of period	$14.75	$13.25	$10.91	$15.30	$14.32	$12.97
Accumulation units outstanding at the end of period	118,058	173,180	115,087	90,995	56,359	34,230

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$8.95	$6.37	$9.86	$N/A	$N/A	$N/A
End of period	$9.69	$8.95	$6.37	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	499	509	2,222	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Select Balanced Division1

Accumulation unit value:
Beginning of period	$25.27	$21.46	$27.52	$26.03	$23.28	$22.15
End of period	$27.55	$25.27	$21.46	$27.52	$26.03	$23.28
Accumulation units outstanding at the end of period	56,792	53,623	33,315	22,073	7,064	4,146

JNL/Select Money Market Division1

Accumulation unit value:
Beginning of period	$12.66	$12.85	$12.78	$12.41	$12.07	$11.94
End of period	$12.45	$12.66	$12.85	$12.78	$12.41	$12.07
Accumulation units outstanding at the end of period	170,100	232,755	363,602	64,504	32,437	83

JNL/Select Value Division2

Accumulation unit value:
Beginning of period	$17.55	$14.39	$21.95	$20.69	$17.40	$16.19
End of period	$19.63	$17.55	$14.39	$21.95	$20.69	$17.40
Accumulation units outstanding at the end of period	17,508	15,571	13,488	12,675	360	-

JNL/T.Rowe Price Established Growth Division1

Accumulation unit value:
Beginning of period	$25.25	$17.89	$31.82	$29.38	$26.27	$24.68
End of period	$29.00	$25.25	$17.89	$31.82	$29.38	$26.27
Accumulation units outstanding at the end of period	28,375	30,298	26,394	25,107	21,371	13,099

JNL/T.Rowe Price Mid-Cap Growth Division1

Accumulation unit value:
Beginning of period	$37.46	$25.93	$44.42	$38.53	$36.68	$31.40
End of period	$47.11	$37.46	$25.93	$44.42	$38.53	$36.68
Accumulation units outstanding at the end of period	26,305	25,640	15,177	15,640	14,724	8,942

JNL/T.Rowe Price Short-Term Bond Division25

Accumulation unit value:
Beginning of period	$10.29	$9.72	$10.51	$10.20	$10.00	$N/A
End of period	$10.42	$10.29	$9.72	$10.51	$10.20	$N/A
Accumulation units outstanding at the end of period	25,021	22,266	11,361	7,548	-	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Value Division1

Accumulation unit value:
Beginning of period	$12.61	$9.35	$15.98	$16.11	$13.64	$12.76
End of period	$14.38	$12.61	$9.35	$15.98	$16.11	$13.64
Accumulation units outstanding at the end of period	43,181	39,652	37,529	40,912	38,394	23,580

Accumulation Unit Values
Contract with Endorsements - 1.70%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	$12.49	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$13.97	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	35,069	$N/A	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	$13.32	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$15.14	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	986	$N/A	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 65 Division92

Accumulation unit value:
Beginning of period	$13.81	$10.40	$N/A	$N/A	$N/A	$N/A
End of period	$15.73	$13.81	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	23,832	6,699	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Blue Chip Income
and Growth Division142
Accumulation unit value:
Beginning of period	$9.23	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$10.27	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	12,741	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division137

Accumulation unit value:
Beginning of period	$9.78	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$10.33	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	11,446	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Global Small
Capitalization Division138
Accumulation unit value:
Beginning of period	$9.04	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$11.03	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	9,158	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Growth-Income Division137

Accumulation unit value:
Beginning of period	$8.87	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$10.33	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	6,561	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds International Division143

Accumulation unit value:
Beginning of period	$9.04	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$10.73	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	3,557	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds New World Division138

Accumulation unit value:
Beginning of period	$9.23	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$11.23	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	9,757	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.91	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$11.16	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	8,822	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division148

Accumulation unit value:
Beginning of period	$9.93	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$10.31	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	6,708	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	$10.81	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$11.45	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	11,308	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	$23.32	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$25.21	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	2,523	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	$22.61	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$24.72	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	3,341	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	$14.94	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$16.14	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	4,884	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	$20.63	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$26.99	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	5,747	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding
Strategy Division111
Accumulation unit value:
Beginning of period	$7.97	$7.55	$N/A	$N/A	$N/A	$N/A
End of period	$8.65	$7.97	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	62,132	2,958	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Global Growth Division111

Accumulation unit value:
Beginning of period	$7.43	$6.98	$N/A	$N/A	$N/A	$N/A
End of period	$7.83	$7.43	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	6,242	1,463	$N/A	$N/A	$N/A	$N/A
JNL/Franklin Templeton Income Division118

Accumulation unit value:
Beginning of period	$9.81	$9.78	$N/A	$N/A	$N/A	$N/A
End of period	$10.86	$9.81	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	19,006	3,531	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton International
Small Cap Growth Division111
Accumulation unit value:
Beginning of period	$6.70	$6.51	$N/A	$N/A	$N/A	$N/A
End of period	$7.94	$6.70	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	3,100	537	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$7.59	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$8.22	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	19,653	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Small Cap
Value Division118
Accumulation unit value:
Beginning of period	$10.06	$10.10	$N/A	$N/A	$N/A	$N/A
End of period	$12.54	$10.06	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	10,231	1,369	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division121

Accumulation unit value:
Beginning of period	$20.69	$20.71	$N/A	$N/A	$N/A	$N/A
End of period	$21.89	$20.69	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	21,498	27,045	$N/A	$N/A	$N/A	$N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$12.75	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$13.30	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	20,561	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Goldman Sachs Mid Cap Value Division111

Accumulation unit value:
Beginning of period	$10.61	$9.79	$N/A	$N/A	$N/A	$N/A
End of period	$12.98	$10.61	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	5,733	357	$N/A	$N/A	$N/A	$N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$8.11	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$8.58	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	970	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Invesco Global Real Estate Division112

Accumulation unit value:
Beginning of period	$10.67	$10.75	$N/A	$N/A	$N/A	$N/A
End of period	$12.29	$10.67	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	11,015	493	$N/A	$N/A	$N/A	$N/A

JNL/Invesco International Growth Division112

Accumulation unit value:
Beginning of period	$14.50	$14.46	$N/A	$N/A	$N/A	$N/A
End of period	$16.01	$14.50	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	498	2,795	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	$10.77	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$12.18	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	7,381	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	$12.42	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$15.13	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,962	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	$10.22	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$11.19	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	68,010	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/JPMorgan International Value Division111

Accumulation unit value:
Beginning of period	$11.92	$11.32	$N/A	$N/A	$N/A	$N/A
End of period	$12.61	$11.92	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,387	154	$N/A	$N/A	$N/A	$N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$19.40	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$23.61	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,846	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/JPMorgan U.S. Government & Quality
Bond Division116
Accumulation unit value:
Beginning of period	$17.27	$17.65	$N/A	$N/A	$N/A	$N/A
End of period	$18.23	$17.27	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	24,708	3,750	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division111

Accumulation unit value:
Beginning of period	$11.68	$10.86	$N/A	$N/A	$N/A	$N/A
End of period	$13.99	$11.68	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	27,510	1,067	$N/A	$N/A	$N/A	$N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	$16.26	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$19.43	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	4,370	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$12.74	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$14.67	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	4,091	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division113
Accumulation unit value:
Beginning of period	$7.53	$7.31	$N/A	$N/A	$N/A	$N/A
End of period	$8.62	$7.53	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	331	2,070	$N/A	$N/A	$N/A	$N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	$12.48	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$12.97	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	8,894	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	$4.59	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$5.40	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	3,780	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	$9.94	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$11.10	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	927	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	$6.24	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$6.77	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	17,587	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$10.87	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$11.96	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	960	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Financial Sector Division115

Accumulation unit value:
Beginning of period	$6.69	$6.62	$N/A	$N/A	$N/A	$N/A
End of period	$7.47	$6.69	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	4,107	1,793	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	$10.19	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$10.25	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	2,099	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	$11.30	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$11.39	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,098	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$8.51	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$9.55	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	398	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	$14.62	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$15.07	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	18,451	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM JNL 5 Division113

Accumulation unit value:
Beginning of period	$9.53	$9.28	$N/A	$N/A	$N/A	$N/A
End of period	$10.97	$9.53	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	15,107	1,631	$N/A	$N/A	$N/A	$N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$8.76	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$9.59	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,169	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division118

Accumulation unit value:
Beginning of period	$9.63	$9.60	$N/A	$N/A	$N/A	$N/A
End of period	$11.09	$9.63	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	3,783	320	$N/A	$N/A	$N/A	$N/A

JNL/MCM NYSE International 25 Division118

Accumulation unit value:
Beginning of period	$8.21	$8.09	$N/A	$N/A	$N/A	$N/A
End of period	$8.25	$8.21	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	2,717	760	$N/A	$N/A	$N/A	$N/A

JNL/MCM Oil & Gas Sector Division118

Accumulation unit value:
Beginning of period	$26.29	$26.29	$N/A	$N/A	$N/A	$N/A
End of period	$30.79	$26.29	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,286	263	$N/A	$N/A	$N/A	$N/A

JNL/MCM Pacific Rim 30 Division118

Accumulation unit value:
Beginning of period	$11.67	$11.42	$N/A	$N/A	$N/A	$N/A
End of period	$12.95	$11.67	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,167	808	$N/A	$N/A	$N/A	$N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$8.43	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$9.54	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	597	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM S&P 400 MidCap Index Division106

Accumulation unit value:
Beginning of period	$13.32	$12.85	$N/A	$N/A	$N/A	$N/A
End of period	$16.47	$13.32	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	4,306	923	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division106

Accumulation unit value:
Beginning of period	$9.47	$9.19	$N/A	$N/A	$N/A	$N/A
End of period	$10.66	$9.47	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	16,630	5,082	$N/A	$N/A	$N/A	$N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Small Cap Index Division115

Accumulation unit value:
Beginning of period	$11.92	$11.51	$N/A	$N/A	$N/A	$N/A
End of period	$14.81	$11.92	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	5,535	1,030	$N/A	$N/A	$N/A	$N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	$6.26	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$6.79	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	6,749	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	$10.47	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$12.45	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,208	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	$12.23	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$13.63	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	5,327	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PAM Asia ex-Japan Division115

Accumulation unit value:
Beginning of period	$8.01	$8.00	$N/A	$N/A	$N/A	$N/A
End of period	$9.40	$8.01	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	7,274	2,823	$N/A	$N/A	$N/A	$N/A

JNL/PAM China-India Division112

Accumulation unit value:
Beginning of period	$7.44	$7.67	$N/A	$N/A	$N/A	$N/A
End of period	$8.56	$7.44	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	21,777	2,986	$N/A	$N/A	$N/A	$N/A

JNL/PIMCO Real Return Division112

Accumulation unit value:
Beginning of period	$11.90	$12.04	$N/A	$N/A	$N/A	$N/A
End of period	$12.61	$11.90	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	55,775	440	$N/A	$N/A	$N/A	$N/A

JNL/PIMCO Total Return Bond Division111

Accumulation unit value:
Beginning of period	$16.70	$16.67	$N/A	$N/A	$N/A	$N/A
End of period	$17.66	$16.70	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	120,436	3,460	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America High Yield Bond Division119

Accumulation unit value:
Beginning of period	$13.26	$13.19	$N/A	$N/A	$N/A	$N/A
End of period	$15.07	$13.26	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	12,765	392	$N/A	$N/A	$N/A	$N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$8.57	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$10.39	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	6,817	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	$15.41	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$17.45	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,094	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	$8.16	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$10.14	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	741	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P 4 Division113

Accumulation unit value:
Beginning of period	$9.30	$9.08	$N/A	$N/A	$N/A	$N/A
End of period	$10.40	$9.30	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	59,076	1,668	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$10.05	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$10.80	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	232	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$9.11	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$9.68	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	2,227	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	$7.72	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$9.05	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	9,503	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$8.97	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$10.03	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	2,106	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$10.20	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$10.85	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	3,469	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	$12.64	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$14.34	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	11,195	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Managed Conservative Division121

Accumulation unit value:
Beginning of period	$11.02	$11.04	$N/A	$N/A	$N/A	$N/A
End of period	$11.78	$11.02	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	48,221	21,738	$N/A	$N/A	$N/A	$N/A

JNL/S&P Managed Growth Division117

Accumulation unit value:
Beginning of period	$12.82	$12.77	$N/A	$N/A	$N/A	$N/A
End of period	$14.64	$12.82	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	5,285	3,763	$N/A	$N/A	$N/A	$N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$11.33	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$12.31	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	96,671	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Managed Moderate Growth Division117

Accumulation unit value:
Beginning of period	$13.17	$13.16	$N/A	$N/A	$N/A	$N/A
End of period	$14.66	$13.17	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	16,896	8,217	$N/A	$N/A	$N/A	$N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	$25.36	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$27.33	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	34,662	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Select Money Market Division112

Accumulation unit value:
Beginning of period	$12.55	$12.58	$N/A	$N/A	$N/A	$N/A
End of period	$12.34	$12.55	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	15,972	9,211	$N/A	$N/A	$N/A	$N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	$17.78	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$19.55	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,647	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/T.Rowe Price Established Growth Division

Accumulation unit value:
Beginning of period	$25.42	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$28.78	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	4,960	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/T.Rowe Price Mid-Cap Growth Division111

Accumulation unit value:
Beginning of period	$37.21	$34.55	$N/A	$N/A	$N/A	$N/A
End of period	$46.78	$37.21	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	7,530	51	$N/A	$N/A	$N/A	$N/A

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	$10.28	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$10.40	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	37,030	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	$12.76	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$14.30	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	11,121	$N/A	$N/A	$N/A	$N/A	$N/A

Accumulation Unit Values
Contract with Endorsements - 1.80%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.64	$6.55	$13.66	$13.75	$N/A	$N/A
End of period	$11.12	$9.64	$6.55	$13.66	$N/A	$N/A
Accumulation units outstanding at the end of period	-	-	245	245	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Capital Guardian Global Balanced Division2

Accumulation unit value:
Beginning of period	$10.58	$8.79	$12.48	$11.77	$10.82	$9.90
End of period	$11.32	$10.58	$8.79	$12.48	$11.77	$10.82
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division2
Accumulation unit value:
Beginning of period	$22.61	$16.65	$29.48	$24.88	$22.35	$21.66
End of period	$24.82	$22.61	$16.65	$29.48	$24.88	$22.35
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Capital Guardian U.S. Growth
Equity Division2
Accumulation unit value:
Beginning of period	$21.98	$16.60	$28.59	$26.53	$25.83	$24.62
End of period	$24.33	$21.98	$16.60	$28.59	$26.53	$25.83
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle Core Equity Division2

Accumulation unit value:
Beginning of period	$14.48	$11.02	$18.40	$18.63	$16.88	$16.40
End of period	$15.91	$14.48	$11.02	$18.40	$18.63	$16.88
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division2

Accumulation unit value:
Beginning of period	$19.97	$15.01	$24.76	$22.49	$19.07	$18.17
End of period	$26.61	$19.97	$15.01	$24.76	$22.49	$19.07
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Income Division29

Accumulation unit value:
Beginning of period	$9.78	$7.49	$10.85	$10.85	$10.09	$N/A
End of period	$10.81	$9.78	$7.49	$10.85	$10.85	$N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	$N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Small Cap
Value Division18
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division2

Accumulation unit value:
Beginning of period	$20.39	$18.18	$19.52	$18.58	$18.07	$17.91
End of period	$21.55	$20.39	$18.18	$19.52	$18.58	$18.07
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Goldman Sachs Mid Cap Value Division18

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Invesco Global Real Estate Division15

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Invesco International Growth Division2

Accumulation unit value:
Beginning of period	$14.29	$10.62	$18.31	$16.98	$14.10	$12.67
End of period	$15.76	$14.29	$10.62	$18.31	$16.98	$14.10
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division2

Accumulation unit value:
Beginning of period	$10.47	$8.58	$14.01	$12.32	$11.63	$10.91
End of period	$12.08	$10.47	$8.58	$14.01	$12.32	$11.63
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Invesco Small Cap Growth Division2

Accumulation unit value:
Beginning of period	$12.09	$9.13	$15.43	$14.11	$12.54	$11.41
End of period	$14.99	$12.09	$9.13	$15.43	$14.11	$12.54
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/JPMorgan International Value Division2

Accumulation unit value:
Beginning of period	$11.78	$9.22	$16.90	$15.37	$11.86	$9.99
End of period	$12.45	$11.78	$9.22	$16.90	$15.37	$11.86
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division2

Accumulation unit value:
Beginning of period	$18.85	$13.42	$24.60	$23.20	$21.08	$19.87
End of period	$23.25	$18.85	$13.42	$24.60	$23.20	$21.08
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan U.S. Government & Quality
Bond Division2
Accumulation unit value:
Beginning of period	$17.02	$16.71	$15.97	$15.29	$15.07	$15.07
End of period	$17.94	$17.02	$16.71	$15.97	$15.29	$15.07
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Lazard Mid Cap Equity Division2

Accumulation unit value:
Beginning of period	$15.87	$11.57	$19.30	$20.18	$17.93	$16.41
End of period	$19.18	$15.87	$11.57	$19.30	$20.18	$17.93
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM 25 Division17

Accumulation unit value:
Beginning of period	$11.26	$7.49	$11.78	$12.35	$11.82	$N/A
End of period	$13.58	$11.26	$7.49	$11.78	$12.35	$N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division2

Accumulation unit value:
Beginning of period	$12.37	$11.91	$11.69	$11.18	$10.99	$11.00
End of period	$12.86	$12.37	$11.91	$11.69	$11.18	$10.99
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Communications Sector Division2

Accumulation unit value:
Beginning of period	$4.44	$3.60	$6.07	$5.92	$4.43	$4.39
End of period	$5.34	$4.44	$3.60	$6.07	$5.92	$4.43
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Consumer Brands Sector Division2

Accumulation unit value:
Beginning of period	$9.11	$6.96	$10.32	$11.41	$10.24	$10.55
End of period	$10.98	$9.11	$6.96	$10.32	$11.41	$10.24
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Financial Sector Division2

Accumulation unit value:
Beginning of period	$6.62	$5.69	$11.73	$14.45	$12.40	$11.67
End of period	$7.38	$6.62	$5.69	$11.73	$14.45	$12.40
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Healthcare Sector Division2

Accumulation unit value:
Beginning of period	$11.04	$9.29	$12.32	$11.66	$11.17	$10.46
End of period	$11.26	$11.04	$9.29	$12.32	$11.66	$11.17
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM International Index Division2

Accumulation unit value:
Beginning of period	$14.24	$11.21	$20.00	$18.45	$14.96	$13.11
End of period	$14.93	$14.24	$11.21	$20.00	$18.45	$14.96
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM JNL 5 Division1

Accumulation unit value:
Beginning of period	$9.48	$7.78	$13.78	$13.83	$11.85	$10.72
End of period	$10.91	$9.48	$7.78	$13.78	$13.83	$11.85
Accumulation units outstanding at the end of period	-	-	591	591	2,387	2,390

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Oil & Gas Sector Division2

Accumulation unit value:
Beginning of period	$26.02	$22.06	$36.14	$27.20	$22.93	$17.25
End of period	$30.43	$26.02	$22.06	$36.14	$27.20	$22.93
Accumulation units outstanding at the end of period	49	49	50	50	-	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
JNL/MCM S&P 400 MidCap Index Division2

Accumulation unit value:
Beginning of period	$13.21	$9.74	$15.90	$15.06	$13.98	$12.38
End of period	$16.33	$13.21	$9.74	$15.90	$15.06	$13.98
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division2

Accumulation unit value:
Beginning of period	$9.40	$7.60	$12.40	$12.04	$10.65	$10.25
End of period	$10.56	$9.40	$7.60	$12.40	$12.04	$10.65
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Small Cap Index Division2

Accumulation unit value:
Beginning of period	$11.83	$9.46	$14.80	$15.39	$13.34	$12.49
End of period	$14.68	$11.83	$9.46	$14.80	$15.39	$13.34
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Technology Sector Division2

Accumulation unit value:
Beginning of period	$6.10	$3.79	$6.83	$6.07	$5.65	$5.41
End of period	$6.72	$6.10	$3.79	$6.83	$6.07	$5.65
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM VIP Division2

Accumulation unit value:
Beginning of period	$9.78	$8.04	$14.30	$13.15	$11.69	$10.84
End of period	$11.08	$9.78	$8.04	$14.30	$13.15	$11.94
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Oppenheimer Global Growth Division2

Accumulation unit value:
Beginning of period	$11.92	$8.70	$14.99	$14.35	$12.49	$10.75
End of period	$13.51	$11.92	$8.70	$14.99	$14.35	$12.49
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PIMCO Total Return Bond Division2

Accumulation unit value:
Beginning of period	$16.50	$14.55	$14.76	$13.88	$13.66	$13.60
End of period	$17.43	$16.50	$14.55	$14.76	$13.88	$13.66
Accumulation units outstanding at the end of period	455	455	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America High Yield Bond Division2

Accumulation unit value:
Beginning of period	$13.10	$9.12	$13.40	$13.80	$12.71	$12.64
End of period	$14.88	$13.10	$9.12	$13.40	$13.80	$12.71
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PPM America Value Equity Division2

Accumulation unit value:
Beginning of period	$14.89	$10.48	$20.22	$21.82	$19.66	$18.89
End of period	$17.17	$14.89	$10.48	$20.22	$21.82	$19.66
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Aggressive Growth Division2

Accumulation unit value:
Beginning of period	$12.31	$9.56	$16.00	$14.93	$13.15	$12.10
End of period	$14.15	$12.31	$9.56	$16.00	$14.93	$13.15
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Conservative Division2

Accumulation unit value:
Beginning of period	$10.97	$9.84	$11.61	$11.12	$10.50	$10.27
End of period	$11.71	$10.97	$9.84	$11.61	$11.12	$10.50
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Growth Division2

Accumulation unit value:
Beginning of period	$12.68	$10.08	$15.87	$14.87	$13.26	$12.34
End of period	$14.46	$12.68	$10.08	$15.87	$14.87	$13.26
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Moderate Division2

Accumulation unit value:
Beginning of period	$11.19	$9.60	$12.41	$11.73	$10.82	$10.40
End of period	$12.23	$11.19	$9.60	$12.41	$11.73	$10.82
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Moderate Growth Division2

Accumulation unit value:
Beginning of period	$13.02	$10.74	$15.08	$14.13	$12.83	$12.10
End of period	$14.47	$13.02	$10.74	$15.08	$14.13	$12.83
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Select Balanced Division2

Accumulation unit value:
Beginning of period	$24.72	$21.03	$27.01	$25.58	$22.92	$21.90
End of period	$26.91	$24.72	$21.03	$27.01	$25.58	$22.92
Accumulation units outstanding at the end of period	368	368	369	369	-	-

JNL/Select Money Market Division2

Accumulation unit value:
Beginning of period	$12.38	$12.59	$12.54	$12.19	$11.88	$11.77
End of period	$12.16	$12.38	$12.59	$12.54	$12.19	$11.88
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Select Value Division2

Accumulation unit value:
Beginning of period	$17.36	$14.26	$21.78	$20.56	$17.31	$16.14
End of period	$19.39	$17.36	$14.26	$21.78	$20.56	$17.31
Accumulation units outstanding at the end of period	455	456	457	457	-	-

JNL/T.Rowe Price Established Growth Division2

Accumulation unit value:
Beginning of period	$24.71	$17.53	$31.23	$28.88	$25.86	$24.36
End of period	$28.33	$24.71	$17.53	$31.23	$28.88	$25.86
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth Division2

Accumulation unit value:
Beginning of period	$36.65	$25.41	$43.59	$37.87	$36.10	$31.26
End of period	$46.02	$36.65	$25.41	$43.59	$37.87	$36.10
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Value Division2

Accumulation unit value:
Beginning of period	$12.43	$9.23	$15.79	$15.95	$13.53	$12.74
End of period	$14.15	$12.43	$9.23	$15.79	$15.95	$13.53
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 1.90%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division109

Accumulation unit value:
Beginning of period	$12.55	$12.13	$N/A	$N/A	$N/A	$N/A
End of period	$13.92	$12.55	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	87,854	6,929	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 35 Division107

Accumulation unit value:
Beginning of period	$13.06	$12.87	$N/A	$N/A	$N/A	$N/A
End of period	$14.65	$13.06	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	12,449	3,233	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	$13.56	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$15.09	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	8,963	$N/A	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 65 Division94

Accumulation unit value:
Beginning of period	$13.78	$11.30	$N/A	$N/A	$N/A	$N/A
End of period	$15.66	$13.78	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	429	605	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division140

Accumulation unit value:
Beginning of period	$9.69	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$10.32	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	484	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Global Small
Capitalization Division141
Accumulation unit value:
Beginning of period	$9.16	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$11.01	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	594	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds New World Division140

Accumulation unit value:
Beginning of period	$8.89	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$11.22	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	5,186	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.61	$6.53	$13.65	$10.00	$N/A	$N/A
End of period	$11.07	$9.61	$6.53	$13.65	$N/A	$N/A
Accumulation units outstanding at the end of period	17,944	17,081	16,559	11,936	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Capital Guardian Global Balanced Division2

Accumulation unit value:
Beginning of period	$10.47	$8.72	$12.39	$11.70	$10.76	$9.85
End of period	$11.20	$10.47	$8.72	$12.39	$11.70	$10.76
Accumulation units outstanding at the end of period	2,333	2,573	1,040	-	-	-

JNL/Capital Guardian Global Diversified
Research Division2
Accumulation unit value:
Beginning of period	$22.28	$16.43	$29.11	$24.59	$22.12	$21.45
End of period	$24.43	$22.28	$16.43	$29.11	$24.59	$22.12
Accumulation units outstanding at the end of period	861	1,129	1,185	526	-	-

JNL/Capital Guardian U.S. Growth
Equity Division2
Accumulation unit value:
Beginning of period	$21.67	$16.38	$28.24	$26.23	$25.71	$24.38
End of period	$23.96	$21.67	$16.38	$28.24	$26.23	$25.56
Accumulation units outstanding at the end of period	1,777	1,716	487	9,883	292	-

JNL/Eagle Core Equity Division2

Accumulation unit value:
Beginning of period	$14.29	$10.88	$18.20	$18.44	$16.73	$16.27
End of period	$15.69	$14.29	$10.88	$18.20	$18.44	$16.73
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division2

Accumulation unit value:
Beginning of period	$19.70	$14.82	$24.48	$22.26	$18.89	$18.02
End of period	$26.22	$19.70	$14.82	$24.48	$22.26	$18.89
Accumulation units outstanding at the end of period	4,286	3,099	1,778	1,391	198	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$7.93	$6.21	$9.91	$10.09	$N/A	$N/A
End of period	$8.59	$7.93	$6.21	$9.91	$N/A	$N/A
Accumulation units outstanding at the end of period	49,484	53,186	60,981	67,440	$N/A	$N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$7.39	$5.76	$9.88	$9.76	$N/A	$N/A
End of period	$7.76	$7.39	$5.76	$9.88	$N/A	$N/A
Accumulation units outstanding at the end of period	9,402	10,291	11,214	12,794	$N/A	$N/A

JNL/Franklin Templeton Income Division21

Accumulation unit value:
Beginning of period	$9.74	$7.47	$10.83	$10.84	$9.90	$N/A
End of period	$10.76	$9.74	$7.47	$10.83	$10.84	$N/A
Accumulation units outstanding at the end of period	63,517	63,832	69,694	50,790	12,447	$N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	$6.67	$4.46	$9.57	$N/A	$N/A	$N/A
End of period	$7.89	$6.67	$4.46	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	5,151	6,836	1,395	$N/A	$N/A	$N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$7.46	$6.00	$9.84	$9.89	$N/A	$N/A
End of period	$8.15	$7.46	$6.00	$9.84	$N/A	$N/A
Accumulation units outstanding at the end of period	27,025	34,531	35,076	41,292	$N/A	$N/A

JNL/Franklin Templeton Small Cap Value Division3

Accumulation unit value:
Beginning of period	$9.96	$7.60	$11.59	$12.56	$N/A	$10.28
End of period	$12.40	$9.96	$7.60	$11.59	$N/A	$10.89
Accumulation units outstanding at the end of period	5,196	496	1,856	3,086	$N/A	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division2

Accumulation unit value:
Beginning of period	$20.09	$17.94	$19.28	$18.36	$17.88	$17.74
End of period	$21.21	$20.09	$17.94	$19.28	$18.36	$17.88
Accumulation units outstanding at the end of period	6,048	5,714	5,927	4,219	2,222	-

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$11.74	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$13.24	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	3,055	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	$10.51	$8.08	$12.88	$12.77	$11.25	$10.95
End of period	$12.83	$10.51	$8.08	$12.88	$12.77	$11.25
Accumulation units outstanding at the end of period	34,477	35,130	36,854	41,942	7,370	-

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$7.98	$6.51	$10.65	$10.11	$N/A	$N/A
End of period	$8.51	$7.98	$6.51	$10.65	$N/A	$N/A
Accumulation units outstanding at the end of period	1,367	2,248	5,025	98	$N/A	$N/A

JNL/Invesco Global Real Estate Division1

Accumulation unit value:
Beginning of period	$10.58	$8.13	$12.89	$15.46	$11.55	$10.83
End of period	$12.16	$10.58	$8.13	$12.89	$15.46	$11.55
Accumulation units outstanding at the end of period	5,366	5,264	8,216	5,940	1,587	1,235

JNL/Invesco International Growth Division2

Accumulation unit value:
Beginning of period	$14.08	$10.48	$18.08	$16.78	$13.95	$12.54
End of period	$15.52	$14.08	$10.48	$18.08	$16.78	$13.95
Accumulation units outstanding at the end of period	2,803	2,471	2,731	1,630	455	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division2

Accumulation unit value:
Beginning of period	$10.38	$8.52	$13.92	$12.26	$11.58	$10.88
End of period	$11.96	$10.38	$8.52	$13.92	$12.26	$11.58
Accumulation units outstanding at the end of period	3,803	4,470	21,179	839	392	-

JNL/Invesco Small Cap Growth Division2

Accumulation unit value:
Beginning of period	$11.99	$9.07	$15.33	$14.03	$13.28	$11.37
End of period	$14.85	$11.99	$9.07	$15.33	$14.03	$12.49
Accumulation units outstanding at the end of period	1,672	3,249	3,228	1,894	-	-

JNL/Ivy Asset Strategy Division101

Accumulation unit value:
Beginning of period	$10.36	$10.00	$N/A	$N/A	$N/A	$N/A
End of period	$11.16	$10.36	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	7,521	1,210	$N/A	$N/A	$N/A	$N/A

JNL/JPMorgan International Value Division2

Accumulation unit value:
Beginning of period	$11.64	$9.12	$16.74	$15.24	$11.77	$9.92
End of period	$12.29	$11.64	$9.12	$16.74	$15.24	$11.77
Accumulation units outstanding at the end of period	10,509	12,867	12,863	14,389	695	-

JNL/JPMorgan MidCap Growth Division2

Accumulation unit value:
Beginning of period	$18.57	$13.24	$24.29	$22.93	$20.86	$19.68
End of period	$22.88	$18.57	$13.24	$24.29	$22.93	$20.86
Accumulation units outstanding at the end of period	806	808	216	219	-	-

JNL/JPMorgan U.S. Government & Quality
Bond Division2
Accumulation unit value:
Beginning of period	$16.77	$16.48	$15.77	$15.11	$14.91	$14.93
End of period	$17.66	$16.77	$16.48	$15.77	$15.11	$14.91
Accumulation units outstanding at the end of period	42,968	63,675	73,314	6,902	5,468	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division22

Accumulation unit value:
Beginning of period	$11.59	$6.88	$14.03	$10.85	$8.93	$N/A
End of period	$13.86	$11.59	$6.88	$14.03	$10.85	$N/A
Accumulation units outstanding at the end of period	9,105	9,112	7,684	7,455	95	$N/A

JNL/Lazard Mid Cap Equity Division2

Accumulation unit value:
Beginning of period	$15.68	$11.44	$19.11	$20.00	$17.79	$16.30
End of period	$18.94	$15.68	$11.44	$19.11	$20.00	$17.79
Accumulation units outstanding at the end of period	1,175	266	270	274	-	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$12.09	$11.39	$N/A	$N/A	$N/A	$N/A
End of period	$14.60	$12.09	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	887	887	$N/A	$N/A	$N/A	$N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM 25 Division17

Accumulation unit value:
Beginning of period	$11.14	$7.42	$11.68	$12.25	$11.74	$N/A
End of period	$13.43	$11.14	$7.42	$11.68	$12.25	$N/A
Accumulation units outstanding at the end of period	6,823	8,577	9,737	11,435	13,436	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division1

Accumulation unit value:
Beginning of period	$12.27	$11.82	$11.62	$11.13	$10.94	$10.93
End of period	$12.74	$12.27	$11.82	$11.62	$11.13	$10.94
Accumulation units outstanding at the end of period	54,622	55,375	59,116	77,776	26,503	6,224

JNL/MCM Communications Sector Division2

Accumulation unit value:
Beginning of period	$4.39	$3.56	$6.01	$5.88	$4.40	$4.37
End of period	$5.28	$4.39	$3.56	$6.01	$5.88	$4.40
Accumulation units outstanding at the end of period	4,848	4,950	8,034	15,534	840	-

JNL/MCM Consumer Brands Sector Division2

Accumulation unit value:
Beginning of period	$9.03	$6.91	$10.25	$11.34	$10.17	$10.50
End of period	$10.87	$9.03	$6.91	$10.25	$11.34	$10.17
Accumulation units outstanding at the end of period	836	846	859	808	406	-

JNL/MCM Dow Dividend Division76

Accumulation unit value:
Beginning of period	$6.09	$5.17	$10.40	$11.03	$N/A	$N/A
End of period	$6.70	$6.09	$5.17	$10.40	$N/A	$N/A
Accumulation units outstanding at the end of period	1,903	6,187	7,614	11,906	$N/A	$N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Financial Sector Division2

Accumulation unit value:
Beginning of period	$6.55	$5.63	$11.63	$14.34	$12.31	$11.61
End of period	$7.30	$6.55	$5.63	$11.63	$14.34	$12.31
Accumulation units outstanding at the end of period	7,755	9,625	19,719	25,035	596	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Healthcare Sector Division2

Accumulation unit value:
Beginning of period	$10.93	$9.21	$12.22	$11.58	$11.10	$10.41
End of period	$11.14	$10.93	$9.21	$12.22	$11.58	$11.10
Accumulation units outstanding at the end of period	4,203	4,281	2,854	5,034	735	-

JNL/MCM Index 5 Division66

Accumulation unit value:
Beginning of period	$8.34	$6.79	$9.87	$10.24	$N/A	$N/A
End of period	$9.48	$8.34	$6.79	$9.87	$N/A	$N/A
Accumulation units outstanding at the end of period	36,140	36,502	43,195	24,199	$N/A	$N/A

JNL/MCM International Index Division1

Accumulation unit value:
Beginning of period	$14.12	$11.13	$19.88	$18.36	$14.90	$13.07
End of period	$14.80	$14.12	$11.13	$19.88	$18.36	$14.90
Accumulation units outstanding at the end of period	36,776	38,297	39,916	41,352	19,347	6,036

JNL/MCM JNL 5 Division1

Accumulation unit value:
Beginning of period	$9.43	$7.74	$13.73	$13.79	$11.83	$10.56
End of period	$10.83	$9.43	$7.74	$13.73	$13.79	$11.83
Accumulation units outstanding at the end of period	293,197	325,530	385,224	449,125	161,572	8,635

JNL/MCM JNL Optimized 5 Division26

Accumulation unit value:
Beginning of period	$8.52	$6.31	$11.92	$10.70	$9.17	$N/A
End of period	$9.51	$8.52	$6.31	$11.92	$10.70	$N/A
Accumulation units outstanding at the end of period	47,776	46,794	50,772	8,015	-	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division76

Accumulation unit value:
Beginning of period	$9.53	$7.24	$12.62	$12.23	$N/A	$N/A
End of period	$10.96	$9.53	$7.24	$12.62	$N/A	$N/A
Accumulation units outstanding at the end of period	940	951	965	1,143	$N/A	$N/A

JNL/MCM NYSE International 25 Division65

Accumulation unit value:
Beginning of period	$8.17	$6.12	$11.53	$10.64	$N/A	$N/A
End of period	$8.19	$8.17	$6.12	$11.53	$N/A	$N/A
Accumulation units outstanding at the end of period	313	319	326	189	$N/A	$N/A

JNL/MCM Oil & Gas Sector Division2

Accumulation unit value:
Beginning of period	$25.74	$21.85	$35.84	$27.00	$22.78	$17.15
End of period	$30.09	$25.74	$21.85	$35.84	$27.00	$22.78
Accumulation units outstanding at the end of period	14,250	14,555	10,064	6,330	1,105	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM S&P 24 Division76

Accumulation unit value:
Beginning of period	$8.26	$7.08	$10.73	$10.93	$N/A	$N/A
End of period	$9.45	$8.26	$7.08	$10.73	$N/A	$N/A
Accumulation units outstanding at the end of period	93	217	329	740	$N/A	$N/A

JNL/MCM S&P 400 MidCap Index Division1

Accumulation unit value:
Beginning of period	$13.11	$9.68	$15.80	$14.99	$13.93	$12.19
End of period	$16.18	$13.11	$9.68	$15.80	$14.99	$13.93
Accumulation units outstanding at the end of period	39,613	40,733	41,472	46,218	20,572	4,795

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division1

Accumulation unit value:
Beginning of period	$9.32	$7.54	$12.33	$11.98	$10.61	$10.18
End of period	$10.47	$9.32	$7.54	$12.33	$11.98	$10.61
Accumulation units outstanding at the end of period	61,983	65,443	64,285	67,341	30,228	6,272

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Select Small-Cap Division44

Accumulation unit value:
Beginning of period	$10.97	$10.66	$18.13	$20.30	$N/A	$N/A
End of period	$12.41	$10.97	$10.66	$18.13	$N/A	$N/A
Accumulation units outstanding at the end of period	7,199	7,880	6,964	7,259	$N/A	$N/A

JNL/MCM Small Cap Index Division1

Accumulation unit value:
Beginning of period	$11.74	$9.39	$14.71	$15.31	$13.28	$12.32
End of period	$14.55	$11.74	$9.39	$14.71	$15.31	$13.28
Accumulation units outstanding at the end of period	45,252	47,848	46,475	50,213	20,460	4,982

JNL/MCM Technology Sector Division2

Accumulation unit value:
Beginning of period	$6.04	$3.76	$6.77	$6.02	$5.61	$5.38
End of period	$6.65	$6.04	$3.76	$6.77	$6.02	$5.61
Accumulation units outstanding at the end of period	9,830	11,743	16,535	14,811	4,141	-

JNL/MCM Value Line 30 Division76

Accumulation unit value:
Beginning of period	$10.24	$9.10	$17.64	$17.73	$N/A	$N/A
End of period	$12.30	$10.24	$9.10	$17.64	$N/A	$N/A
Accumulation units outstanding at the end of period	4,386	9,283	12,362	16,715	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM VIP Division1

Accumulation unit value:
Beginning of period	$9.73	$8.00	$14.26	$13.12	$11.92	$10.78
End of period	$11.01	$9.73	$8.00	$14.26	$13.12	$11.92
Accumulation units outstanding at the end of period	-	-	1,195	1,471	549	1,229

JNL/Oppenheimer Global Growth Division2

Accumulation unit value:
Beginning of period	$11.81	$8.63	$14.87	$14.26	$12.42	$10.71
End of period	$13.36	$11.81	$8.63	$14.87	$14.26	$12.42
Accumulation units outstanding at the end of period	21,377	21,610	24,088	15,426	7,705	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$7.97	$7.47	$N/A	$N/A	$N/A	$N/A
End of period	$9.34	$7.97	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	5,459	510	$N/A	$N/A	$N/A	$N/A

JNL/PAM China-India Division81

Accumulation unit value:
Beginning of period	$7.41	$4.14	$7.82	$N/A	$N/A	$N/A
End of period	$8.50	$7.41	$4.14	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,732	1,546	111	$N/A	$N/A	$N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.83	$10.29	$10.89	$9.94	$N/A	$N/A
End of period	$12.51	$11.83	$10.29	$10.89	$N/A	$N/A
Accumulation units outstanding at the end of period	7,741	5,482	3,714	2,129	$N/A	$N/A

JNL/PIMCO Total Return Bond Division1

Accumulation unit value:
Beginning of period	$16.30	$14.39	$14.61	$13.76	$13.55	$13.47
End of period	$17.21	$16.30	$14.39	$14.61	$13.76	$13.55
Accumulation units outstanding at the end of period	67,631	79,921	31,358	10,175	5,167	1,008

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America High Yield Bond Division2

Accumulation unit value:
Beginning of period	$12.94	$9.01	$13.26	$13.67	$12.62	$12.56
End of period	$14.68	$12.94	$9.01	$13.26	$13.67	$12.62
Accumulation units outstanding at the end of period	9,227	9,535	5,878	2,325	2,898	-

JNL/PPM America Mid Cap Value Division84

Accumulation unit value:
Beginning of period	$8.13	$5.62	$10.52	$N/A	$N/A	$N/A
End of period	$10.33	$8.13	$5.62	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,050	2,239	8,157	$N/A	$N/A	$N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PPM America Value Equity Division2

Accumulation unit value:
Beginning of period	$14.67	$10.34	$19.97	$21.57	$19.90	$18.70
End of period	$16.91	$14.67	$10.34	$19.97	$21.57	$19.45
Accumulation units outstanding at the end of period	145	147	148	150	151	-

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	$8.31	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$10.10	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	918	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$9.26	$9.32	$N/A	$N/A	$N/A	$N/A
End of period	$10.34	$9.26	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	5,384	4,539	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$7.67	$6.24	$10.46	$10.98	$N/A	$N/A
End of period	$8.49	$7.67	$6.24	$10.46	$N/A	$N/A
Accumulation units outstanding at the end of period	26,888	8,245	1,255	1,262	$N/A	$N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	$8.08	$6.71	$10.48	$10.49	$N/A	$N/A
End of period	$8.98	$8.08	$6.71	$10.48	$N/A	$N/A
Accumulation units outstanding at the end of period	371	391	1,854	375	$N/A	$N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$8.59	$7.09	$9.41	$N/A	$N/A	$N/A
End of period	$9.97	$8.59	$7.09	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	2,544	1,395	1,465	$N/A	$N/A	$N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Aggressive Growth Division1

Accumulation unit value:
Beginning of period	$12.16	$9.46	$15.85	$14.80	$13.05	$11.95
End of period	$13.97	$12.16	$9.46	$15.85	$14.80	$13.05
Accumulation units outstanding at the end of period	10,420	10,051	8,546	12,762	9,999	2,715

JNL/S&P Managed Conservative Division2

Accumulation unit value:
Beginning of period	$10.91	$9.79	$11.57	$11.10	$10.49	$10.26
End of period	$11.63	$10.91	$9.79	$11.57	$11.10	$10.49
Accumulation units outstanding at the end of period	80,016	81,668	22,518	5,672	19,362	-

JNL/S&P Managed Growth Division1

Accumulation unit value:
Beginning of period	$12.53	$9.97	$15.72	$14.74	$13.16	$12.20
End of period	$14.27	$12.53	$9.97	$15.72	$14.74	$13.16
Accumulation units outstanding at the end of period	158,317	225,079	100,763	62,387	13,526	2,694

JNL/S&P Managed Moderate Division2

Accumulation unit value:
Beginning of period	$11.13	$9.56	$12.37	$11.71	$10.81	$10.39
End of period	$12.16	$11.13	$9.56	$12.37	$11.71	$10.81
Accumulation units outstanding at the end of period	42,760	47,966	42,968	52,597	6,873	-

JNL/S&P Managed Moderate Growth Division1

Accumulation unit value:
Beginning of period	$12.87	$10.62	$14.93	$14.01	$12.73	$11.96
End of period	$14.29	$12.87	$10.62	$14.93	$14.01	$12.73
Accumulation units outstanding at the end of period	440,221	404,342	251,675	154,710	11,683	3,410

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Select Balanced Division2

Accumulation unit value:
Beginning of period	$24.36	$20.74	$26.67	$25.28	$22.68	$21.69
End of period	$26.49	$24.36	$20.74	$26.67	$25.28	$22.68
Accumulation units outstanding at the end of period	9,195	9,862	1,689	2,040	-	-

JNL/Select Money Market Division2

Accumulation unit value:
Beginning of period	$12.20	$12.42	$12.38	$12.05	$11.90	$11.64
End of period	$11.97	$12.20	$12.42	$12.38	$12.05	$11.73
Accumulation units outstanding at the end of period	67,907	73,684	132,946	44,945	15,489	-

JNL/Select Value Division2

Accumulation unit value:
Beginning of period	$17.24	$14.17	$21.66	$20.48	$17.26	$16.10
End of period	$19.23	$17.24	$14.17	$21.66	$20.48	$17.26
Accumulation units outstanding at the end of period	1,606	1,919	1,538	1,551	206	-

JNL/T.Rowe Price Established Growth Division2

Accumulation unit value:
Beginning of period	$24.35	$17.29	$30.83	$28.54	$25.58	$24.13
End of period	$27.89	$24.35	$17.29	$30.83	$28.54	$25.58
Accumulation units outstanding at the end of period	20,292	18,838	18,997	11,996	3,442	-

JNL/T.Rowe Price Mid-Cap Growth Division2

Accumulation unit value:
Beginning of period	$36.11	$25.07	$43.04	$37.43	$35.72	$30.96
End of period	$45.31	$36.11	$25.07	$43.04	$37.43	$35.72
Accumulation units outstanding at the end of period	10,274	10,471	7,870	3,907	2,132	-

JNL/T.Rowe Price Short-Term Bond Division28

Accumulation unit value:
Beginning of period	$10.20	$9.66	$10.47	$10.18	$9.99	$N/A
End of period	$10.30	$10.20	$9.66	$10.47	$10.18	$N/A
Accumulation units outstanding at the end of period	16,127	27,449	5,524	766	-	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005
JNL/T.Rowe Price Value Division2

Accumulation unit value:
Beginning of period	$12.31	$9.15	$15.67	$15.84	$13.45	$12.69
End of period	$14.00	$12.31	$9.15	$15.67	$15.84	$13.45
Accumulation units outstanding at the end of period	38,150	33,512	37,455	27,867	4,834	-

Accumulation Unit Values
Contract with Endorsements - 1.95%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division114

Accumulation unit value:
Beginning of period	$12.55	$12.46	$N/A	$N/A	$N/A	$N/A
End of period	$13.91	$12.55	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	56,068	6,760	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	$14.57	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$14.64	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,716	$N/A	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Global Small
Capitalization Division149
Accumulation unit value:
Beginning of period	$10.79	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$11.01	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	378	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.84	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$11.05	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	502	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	$19.96	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$26.04	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	163	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$8.01	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$8.57	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	16,712	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$7.49	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$7.75	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	477	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Income Division118

Accumulation unit value:
Beginning of period	$9.72	$9.70	$N/A	$N/A	$N/A	$N/A
End of period	$10.73	$9.72	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	11,536	9,799	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Goldman Sachs Emerging Markets
Debt Division118
Accumulation unit value:
Beginning of period	$11.62	$11.47	$N/A	$N/A	$N/A	$N/A
End of period	$13.22	$11.62	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	3,095	2,762	$N/A	$N/A	$N/A	$N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	$11.23	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$12.79	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	312	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Invesco International Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/JPMorgan International Value Division

Accumulation unit value:
Beginning of period	$11.83	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$12.21	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	307	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/JPMorgan U.S. Government & Quality
Bond Division
Accumulation unit value:
Beginning of period	$16.67	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$17.53	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	621	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$11.86	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$13.83	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,230	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	$11.27	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$13.35	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	310	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	$4.47	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$5.25	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	2,368	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	$9.03	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$10.79	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	381	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	$6.62	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$7.26	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	369	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	$14.34	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$14.74	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	345	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Oil & Gas Sector Division114

Accumulation unit value:
Beginning of period	$25.61	$25.44	$N/A	$N/A	$N/A	$N/A
End of period	$29.91	$25.61	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	906	312	$N/A	$N/A	$N/A	$N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$12.09	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$12.88	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	400	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	$13.25	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$16.11	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	260	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	$11.95	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$14.48	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	294	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	$6.10	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$6.61	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	2,443	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Oppenheimer Global Growth Division118

Accumulation unit value:
Beginning of period	$11.75	$11.64	$N/A	$N/A	$N/A	$N/A
End of period	$13.30	$11.75	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	8,547	8,159	$N/A	$N/A	$N/A	$N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$7.57	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$8.49	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,151	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.82	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$12.48	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	4,040	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PIMCO Total Return Bond Division114

Accumulation unit value:
Beginning of period	$16.21	$16.33	$N/A	$N/A	$N/A	$N/A
End of period	$17.10	$16.21	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	28,690	8,538	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America High Yield Bond Division

Accumulation unit value:
Beginning of period	$12.91	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$14.59	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	3,046	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$9.98	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$10.32	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	409	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	$9.70	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$10.09	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	421	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P 4 Division118

Accumulation unit value:
Beginning of period	$9.25	$9.24	$N/A	$N/A	$N/A	$N/A
End of period	$10.32	$9.25	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	27,404	27,404	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$10.93	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$11.60	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	2,509	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	$12.63	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$14.18	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	7,553	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$11.18	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$12.12	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	28,106	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Managed Moderate Growth Division114

Accumulation unit value:
Beginning of period	$12.79	$12.74	$N/A	$N/A	$N/A	$N/A
End of period	$14.20	$12.79	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	18,023	4,606	$N/A	$N/A	$N/A	$N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$12.11	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$11.88	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	25,065	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/T.Rowe Price Established Growth Division

Accumulation unit value:
Beginning of period	$24.51	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$27.67	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,431	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/T.Rowe Price Mid-Cap Growth Division118

Accumulation unit value:
Beginning of period	$35.85	$35.63	$N/A	$N/A	$N/A	$N/A
End of period	$44.95	$35.85	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,790	889	$N/A	$N/A	$N/A	$N/A

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	$12.46	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$13.93	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	2,508	$N/A	$N/A	$N/A	$N/A	$N/A

Accumulation Unit Values
Contract with Endorsements - 2.00%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Invesco International Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/JPMorgan International Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/JPMorgan U.S. Government & Quality
Bond Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM JNL 5 Division44

Accumulation unit value:
Beginning of period	$9.38	$7.71	$13.68	$13.67	$N/A	$N/A
End of period	$10.76	$9.38	$7.71	$13.68	$N/A	$N/A
Accumulation units outstanding at the end of period	1,829	2,377	2,377	2,377	$N/A	$N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America High Yield Bond Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Managed Moderate Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/T.Rowe Price Established Growth Division44

Accumulation unit value:
Beginning of period	$23.99	$17.06	$30.45	$28.19	$N/A	$N/A
End of period	$27.46	$23.99	$17.06	$30.45	$N/A	$N/A
Accumulation units outstanding at the end of period	837	1,088	1,088	1,088	$N/A	$N/A

JNL/T.Rowe Price Mid-Cap Growth Division44

Accumulation unit value:
Beginning of period	$35.59	$24.73	$42.50	$36.92	$N/A	$N/A
End of period	$44.60	$35.59	$24.73	$42.50	$N/A	$N/A
Accumulation units outstanding at the end of period	635	826	826	826	$N/A	$N/A

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Value Division44

Accumulation unit value:
Beginning of period	$12.20	$9.08	$15.55	$15.75	$N/A	$N/A
End of period	$13.85	$12.20	$9.08	$15.55	$N/A	$N/A
Accumulation units outstanding at the end of period	1,564	2,032	2,032	2,032	$N/A	$N/A

Accumulation Unit Values
Contract with Endorsements - 2.045%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 35 Division99

Accumulation unit value:
Beginning of period	$13.04	$12.47	$N/A	$N/A	$N/A	$N/A
End of period	$14.61	$13.04	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	2,162	2,333	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	$13.95	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$15.62	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	3,560	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/BlackRock Commodity Securities Division59

Accumulation unit value:
Beginning of period	$9.57	$6.51	$13.63	$11.84	$N/A	$N/A
End of period	$11.01	$9.57	$6.51	$13.63	$N/A	$N/A
Accumulation units outstanding at the end of period	6,118	6,638	4,450	741	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	$10.33	$8.61	$12.24	$N/A	$N/A	$N/A
End of period	$11.03	$10.33	$8.61	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	5,905	5,528	5,588	$N/A	$N/A	$N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	$21.81	$16.10	$28.36	$N/A	$N/A	$N/A
End of period	$23.88	$21.81	$16.10	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	704	712	721	$N/A	$N/A	$N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	$14.02	$11.10	$N/A	$N/A	$N/A	$N/A
End of period	$15.36	$14.02	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	530	523	$N/A	$N/A	$N/A	$N/A

JNL/Eagle SmallCap Equity Division44

Accumulation unit value:
Beginning of period	$19.33	$14.56	$24.08	$21.78	$N/A	$N/A
End of period	$25.69	$19.33	$14.56	$24.08	$N/A	$N/A
Accumulation units outstanding at the end of period	4,407	4,989	4,591	2,366	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding
Strategy Division50
Accumulation unit value:
Beginning of period	$7.89	$6.19	$9.89	$10.09	$N/A	$N/A
End of period	$8.54	$7.89	$6.19	$9.89	$N/A	$N/A
Accumulation units outstanding at the end of period	6,368	6,710	13,646	6,121	$N/A	$N/A

JNL/Franklin Templeton Global Growth Division51

Accumulation unit value:
Beginning of period	$7.36	$5.74	$9.87	$10.12	$N/A	$N/A
End of period	$7.72	$7.36	$5.74	$9.87	$N/A	$N/A
Accumulation units outstanding at the end of period	2,891	6,208	7,021	4,838	$N/A	$N/A

JNL/Franklin Templeton Income Division44

Accumulation unit value:
Beginning of period	$9.69	$7.44	$10.81	$10.84	$N/A	$N/A
End of period	$10.68	$9.69	$7.44	$10.81	$N/A	$N/A
Accumulation units outstanding at the end of period	10,795	12,539	13,965	6,020	$N/A	$N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Small Cap
Value Division44
Accumulation unit value:
Beginning of period	$9.90	$7.56	$11.54	$12.53	$N/A	$N/A
End of period	$12.30	$9.90	$7.56	$11.54	$N/A	$N/A
Accumulation units outstanding at the end of period	153	183	198	201	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division44

Accumulation unit value:
Beginning of period	$19.67	$17.58	$18.93	$18.11	$N/A	$N/A
End of period	$20.74	$19.67	$17.58	$18.93	$N/A	$N/A
Accumulation units outstanding at the end of period	3,746	7,788	7,372	10,422	$N/A	$N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$11.72	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$13.19	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	241	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Goldman Sachs Mid Cap Value Division44

Accumulation unit value:
Beginning of period	$10.44	$8.03	$12.83	$12.72	$N/A	$N/A
End of period	$12.73	$10.44	$8.03	$12.83	$N/A	$N/A
Accumulation units outstanding at the end of period	473	1,279	580	578	$N/A	$N/A

JNL/Goldman Sachs U.S. Equity Flex Division72

Accumulation unit value:
Beginning of period	$7.95	$6.50	$10.64	$10.19	$N/A	$N/A
End of period	$8.46	$7.95	$6.50	$10.64	$N/A	$N/A
Accumulation units outstanding at the end of period	1,645	716	467	500	$N/A	$N/A

JNL/Invesco Global Real Estate Division44

Accumulation unit value:
Beginning of period	$10.50	$8.09	$12.84	$15.42	$N/A	$N/A
End of period	$12.06	$10.50	$8.09	$12.84	$N/A	$N/A
Accumulation units outstanding at the end of period	1,358	724	694	1,945	$N/A	$N/A

JNL/Invesco International Growth Division44

Accumulation unit value:
Beginning of period	$13.78	$10.27	$17.75	$16.58	$N/A	$N/A
End of period	$15.17	$13.78	$10.27	$17.75	$N/A	$N/A
Accumulation units outstanding at the end of period	4,891	5,056	5,070	5,123	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	$10.26	$8.65	$N/A	$N/A	$N/A	$N/A
End of period	$11.80	$10.26	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	708	673	$N/A	$N/A	$N/A	$N/A

JNL/Invesco Small Cap Growth Division44

Accumulation unit value:
Beginning of period	$11.85	$8.97	$15.20	$13.88	$N/A	$N/A
End of period	$14.65	$11.85	$8.97	$15.20	$N/A	$N/A
Accumulation units outstanding at the end of period	1,303	830	738	539	$N/A	$N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/JPMorgan International Value Division44

Accumulation unit value:
Beginning of period	$11.44	$8.97	$16.50	$15.13	$N/A	$N/A
End of period	$12.06	$11.44	$8.97	$16.50	$N/A	$N/A
Accumulation units outstanding at the end of period	4,233	4,104	4,630	5,700	$N/A	$N/A

JNL/JPMorgan MidCap Growth Division44

Accumulation unit value:
Beginning of period	$18.18	$12.98	$23.85	$22.49	$N/A	$N/A
End of period	$22.37	$18.18	$12.98	$23.85	$N/A	$N/A
Accumulation units outstanding at the end of period	294	729	326	315	$N/A	$N/A

JNL/JPMorgan U.S. Government & Quality
Bond Division44
Accumulation unit value:
Beginning of period	$16.42	$16.16	$15.48	$14.92	$N/A	$N/A
End of period	$17.27	$16.42	$16.16	$15.48	$N/A	$N/A
Accumulation units outstanding at the end of period	3,144	6,394	6,327	7,646	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division44

Accumulation unit value:
Beginning of period	$11.53	$6.85	$14.00	$10.84	$N/A	$N/A
End of period	$13.77	$11.53	$6.85	$14.00	$N/A	$N/A
Accumulation units outstanding at the end of period	8,024	9,385	5,396	2,117	$N/A	$N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	$15.41	$11.58	$N/A	$N/A	$N/A	$N/A
End of period	$18.59	$15.41	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	447	514	$N/A	$N/A	$N/A	$N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM 25 Division44

Accumulation unit value:
Beginning of period	$10.97	$7.32	$11.54	$12.18	$N/A	$N/A
End of period	$13.21	$10.97	$7.32	$11.54	$N/A	$N/A
Accumulation units outstanding at the end of period	4,007	3,744	3,918	4,035	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division44

Accumulation unit value:
Beginning of period	$12.13	$11.70	$11.52	$11.08	$N/A	$N/A
End of period	$12.58	$12.13	$11.70	$11.52	$N/A	$N/A
Accumulation units outstanding at the end of period	5,015	8,884	8,191	11,664	$N/A	$N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Consumer Brands Sector Division44

Accumulation unit value:
Beginning of period	$8.87	$6.80	$10.11	$11.27	$N/A	$N/A
End of period	$10.67	$8.87	$6.80	$10.11	$N/A	$N/A
Accumulation units outstanding at the end of period	149	158	163	184	$N/A	$N/A

JNL/MCM Dow Dividend Division76

Accumulation unit value:
Beginning of period	$6.06	$5.14	$10.37	$11.00	$N/A	$N/A
End of period	$6.65	$6.06	$5.14	$10.37	$N/A	$N/A
Accumulation units outstanding at the end of period	4,434	6,944	6,945	6,984	$N/A	$N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$11.86	$9.83	$N/A	$N/A	$N/A	$N/A
End of period	$11.87	$11.86	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	-	818	$N/A	$N/A	$N/A	$N/A

JNL/MCM Financial Sector Division44

Accumulation unit value:
Beginning of period	$6.45	$5.55	$11.49	$14.24	$N/A	$N/A
End of period	$7.18	$6.45	$5.55	$11.49	$N/A	$N/A
Accumulation units outstanding at the end of period	2,567	2,717	1,411	1,178	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Healthcare Sector Division44

Accumulation unit value:
Beginning of period	$10.76	$9.08	$12.07	$11.45	$N/A	$N/A
End of period	$10.95	$10.76	$9.08	$12.07	$N/A	$N/A
Accumulation units outstanding at the end of period	2,183	2,901	2,008	2,334	$N/A	$N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$8.31	$6.89	$N/A	$N/A	$N/A	$N/A
End of period	$9.43	$8.31	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	3,376	3,643	$N/A	$N/A	$N/A	$N/A

JNL/MCM International Index Division44

Accumulation unit value:
Beginning of period	$13.96	$11.02	$19.71	$18.29	$N/A	$N/A
End of period	$14.61	$13.96	$11.02	$19.71	$N/A	$N/A
Accumulation units outstanding at the end of period	3,291	3,502	3,249	2,994	$N/A	$N/A

JNL/MCM JNL 5 Division44

Accumulation unit value:
Beginning of period	$9.36	$7.69	$13.66	$13.66	$N/A	$N/A
End of period	$10.73	$9.36	$7.69	$13.66	$N/A	$N/A
Accumulation units outstanding at the end of period	55,632	68,846	72,232	74,683	$N/A	$N/A

JNL/MCM JNL Optimized 5 Division44

Accumulation unit value:
Beginning of period	$8.48	$6.28	$11.89	$10.65	$N/A	$N/A
End of period	$9.44	$8.48	$6.28	$11.89	$N/A	$N/A
Accumulation units outstanding at the end of period	8,434	8,488	6,485	9,938	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division76

Accumulation unit value:
Beginning of period	$9.46	$7.20	$12.56	$12.18	$N/A	$N/A
End of period	$10.86	$9.46	$7.20	$12.56	$N/A	$N/A
Accumulation units outstanding at the end of period	192	194	357	373	$N/A	$N/A

JNL/MCM NYSE International 25 Division69

Accumulation unit value:
Beginning of period	$8.13	$6.10	$11.52	$11.00	$N/A	$N/A
End of period	$8.15	$8.13	$6.10	$11.52	$N/A	$N/A
Accumulation units outstanding at the end of period	156	137	169	131	$N/A	$N/A

JNL/MCM Oil & Gas Sector Division44

Accumulation unit value:
Beginning of period	$25.36	$21.55	$35.40	$25.69	$N/A	$N/A
End of period	$29.59	$25.36	$21.55	$35.40	$N/A	$N/A
Accumulation units outstanding at the end of period	346	358	-	661	$N/A	$N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM S&P 400 MidCap Index Division44

Accumulation unit value:
Beginning of period	$12.95	$9.58	$15.66	$14.94	$N/A	$N/A
End of period	$15.97	$12.95	$9.58	$15.66	$N/A	$N/A
Accumulation units outstanding at the end of period	1,138	1,257	1,346	1,372	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division44

Accumulation unit value:
Beginning of period	$9.22	$7.47	$12.22	$11.88	$N/A	$N/A
End of period	$10.33	$9.22	$7.47	$12.22	$N/A	$N/A
Accumulation units outstanding at the end of period	4,465	4,642	4,727	4,760	$N/A	$N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$9.53	$6.28	$N/A	$N/A	$N/A	$N/A
End of period	$11.28	$9.53	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	-	201	$N/A	$N/A	$N/A	$N/A

JNL/MCM Select Small-Cap Division44

Accumulation unit value:
Beginning of period	$10.81	$10.51	$17.90	$20.08	$N/A	$N/A
End of period	$12.20	$10.81	$10.51	$17.90	$N/A	$N/A
Accumulation units outstanding at the end of period	2,478	2,559	2,572	2,647	$N/A	$N/A

JNL/MCM Small Cap Index Division44

Accumulation unit value:
Beginning of period	$11.60	$9.30	$14.58	$15.19	$N/A	$N/A
End of period	$14.36	$11.60	$9.30	$14.58	$N/A	$N/A
Accumulation units outstanding at the end of period	4,101	5,278	3,529	3,087	$N/A	$N/A

JNL/MCM Technology Sector Division44

Accumulation unit value:
Beginning of period	$5.95	$3.71	$6.69	$5.97	$N/A	$N/A
End of period	$6.54	$5.95	$3.71	$6.69	$N/A	$N/A
Accumulation units outstanding at the end of period	2,238	2,333	555	576	$N/A	$N/A

JNL/MCM Value Line 30 Division76

Accumulation unit value:
Beginning of period	$10.16	$9.04	$17.56	$17.65	$N/A	$N/A
End of period	$12.19	$10.16	$9.04	$17.56	$N/A	$N/A
Accumulation units outstanding at the end of period	-	-	-	3,019	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM VIP Division44

Accumulation unit value:
Beginning of period	$9.66	$7.95	$14.19	$12.98	$N/A	$N/A
End of period	$10.91	$9.66	$7.95	$14.19	$N/A	$N/A
Accumulation units outstanding at the end of period	500	505	511	480	$N/A	$N/A

JNL/Oppenheimer Global Growth Division44

Accumulation unit value:
Beginning of period	$11.65	$8.53	$14.73	$14.14	$N/A	$N/A
End of period	$13.17	$11.65	$8.53	$14.73	$N/A	$N/A
Accumulation units outstanding at the end of period	6,565	6,799	7,063	5,947	$N/A	$N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$7.95	$4.90	$N/A	$N/A	$N/A	$N/A
End of period	$9.30	$7.95	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	871	1,616	$N/A	$N/A	$N/A	$N/A

JNL/PAM China-India Division83

Accumulation unit value:
Beginning of period	$7.39	$4.14	$8.22	$N/A	$N/A	$N/A
End of period	$8.47	$7.39	$4.14	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	9,056	8,753	9,456	$N/A	$N/A	$N/A

JNL/PIMCO Real Return Division54

Accumulation unit value:
Beginning of period	$11.78	$10.26	$10.88	$10.24	$N/A	$N/A
End of period	$12.44	$11.78	$10.26	$10.88	$N/A	$N/A
Accumulation units outstanding at the end of period	5,366	9,411	10,406	6,578	$N/A	$N/A

JNL/PIMCO Total Return Bond Division44

Accumulation unit value:
Beginning of period	$16.03	$14.17	$14.40	$13.64	$N/A	$N/A
End of period	$16.89	$16.03	$14.17	$14.40	$N/A	$N/A
Accumulation units outstanding at the end of period	15,038	21,405	21,191	17,517	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America High Yield Bond Division44

Accumulation unit value:
Beginning of period	$12.73	$8.88	$13.09	$13.52	$N/A	$N/A
End of period	$14.42	$12.73	$8.88	$13.09	$N/A	$N/A
Accumulation units outstanding at the end of period	4,852	5,639	6,583	5,232	$N/A	$N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$8.29	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$10.29	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,112	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	$8.16	$6.43	$N/A	$N/A	$N/A	$N/A
End of period	$10.21	$8.16	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	253	160	$N/A	$N/A	$N/A	$N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$9.23	$6.64	$9.68	$N/A	$N/A	$N/A
End of period	$10.29	$9.23	$6.64	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	7,523	11,449	12,293	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	$8.16	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$8.93	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	353	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$8.66	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$9.93	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	329	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Aggressive Growth Division44

Accumulation unit value:
Beginning of period	$11.96	$9.32	$15.63	$14.61	$N/A	$N/A
End of period	$13.72	$11.96	$9.32	$15.63	$N/A	$N/A
Accumulation units outstanding at the end of period	11,610	11,519	11,697	14,486	$N/A	$N/A

JNL/S&P Managed Conservative Division44

Accumulation unit value:
Beginning of period	$10.83	$9.73	$11.52	$11.09	$N/A	$N/A
End of period	$11.53	$10.83	$9.73	$11.52	$N/A	$N/A
Accumulation units outstanding at the end of period	-	1,441	-	1,908	$N/A	$N/A

JNL/S&P Managed Growth Division44

Accumulation unit value:
Beginning of period	$12.32	$9.82	$15.50	$14.56	$N/A	$N/A
End of period	$14.01	$12.32	$9.82	$15.50	$N/A	$N/A
Accumulation units outstanding at the end of period	5,196	5,267	5,345	5,486	$N/A	$N/A

JNL/S&P Managed Moderate Division44

Accumulation unit value:
Beginning of period	$11.05	$9.50	$12.32	$11.69	$N/A	$N/A
End of period	$12.05	$11.05	$9.50	$12.32	$N/A	$N/A
Accumulation units outstanding at the end of period	12,869	13,048	4,539	7,717	$N/A	$N/A

JNL/S&P Managed Moderate Growth Division44

Accumulation unit value:
Beginning of period	$12.65	$10.46	$14.72	$13.84	$N/A	$N/A
End of period	$14.03	$12.65	$10.46	$14.72	$N/A	$N/A
Accumulation units outstanding at the end of period	3,785	3,601	-	1,553	$N/A	$N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	$23.85	$20.34	$26.04	$N/A	$N/A	$N/A
End of period	$25.89	$23.85	$20.34	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,791	1,691	1,877	$N/A	$N/A	$N/A

JNL/Select Money Market Division44

Accumulation unit value:
Beginning of period	$11.95	$12.17	$12.16	$11.85	$N/A	$N/A
End of period	$11.70	$11.95	$12.17	$12.16	$N/A	$N/A
Accumulation units outstanding at the end of period	4,459	7,724	20,349	13	$N/A	$N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	$17.05	$17.24	$N/A	$N/A	$N/A	$N/A
End of period	$19.00	$17.05	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	432	423	$N/A	$N/A	$N/A	$N/A

JNL/T.Rowe Price Established Growth Division44

Accumulation unit value:
Beginning of period	$23.83	$16.95	$30.27	$28.04	$N/A	$N/A
End of period	$27.26	$23.83	$16.95	$30.27	$N/A	$N/A
Accumulation units outstanding at the end of period	4,305	4,508	4,737	3,678	$N/A	$N/A

JNL/T.Rowe Price Mid-Cap Growth Division44

Accumulation unit value:
Beginning of period	$35.34	$24.56	$42.24	$36.71	$N/A	$N/A
End of period	$44.27	$35.34	$24.56	$42.24	$N/A	$N/A
Accumulation units outstanding at the end of period	1,635	1,757	1,701	74	$N/A	$N/A

JNL/T.Rowe Price Short-Term Bond Division44

Accumulation unit value:
Beginning of period	$10.15	$9.62	$10.44	$10.18	$N/A	$N/A
End of period	$10.23	$10.15	$9.62	$10.44	$N/A	$N/A
Accumulation units outstanding at the end of period	1,610	1,329	1,795	964	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Value Division44

Accumulation unit value:
Beginning of period	$12.14	$9.04	$15.50	$15.70	$N/A	$N/A
End of period	$13.78	$12.14	$9.04	$15.50	$N/A	$N/A
Accumulation units outstanding at the end of period	9,583	10,709	9,318	4,471	$N/A	$N/A

Accumulation Unit Values
Contract with Endorsements - 2.05%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.57	$6.51	$13.63	$12.09	$N/A	$N/A
End of period	$11.01	$9.57	$6.51	$13.63	$N/A	$N/A
Accumulation units outstanding at the end of period	351	367	309	242	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Capital Guardian Global Balanced Division1

Accumulation unit value:
Beginning of period	$10.32	$8.60	$12.24	$11.58	$10.67	$9.67
End of period	$11.03	$10.32	$8.60	$12.24	$11.58	$10.67
Accumulation units outstanding at the end of period	-	-	-	-	-	1,434

JNL/Capital Guardian Global Diversified
Research Division2
Accumulation unit value:
Beginning of period	$21.79	$16.09	$28.56	$24.16	$23.34	$21.14
End of period	$23.87	$21.79	$16.09	$28.56	$24.16	$21.77
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Capital Guardian U.S. Growth
Equity Division2
Accumulation unit value:
Beginning of period	$21.20	$16.05	$27.71	$25.78	$25.96	$24.03
End of period	$23.40	$21.20	$16.05	$27.71	$25.78	$25.15
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle Core Equity Division2

Accumulation unit value:
Beginning of period	$14.01	$10.68	$17.89	$18.16	$16.50	$16.06
End of period	$15.35	$14.01	$10.68	$17.89	$18.16	$16.50
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division2

Accumulation unit value:
Beginning of period	$19.32	$14.55	$24.07	$21.92	$18.63	$17.79
End of period	$25.67	$19.32	$14.55	$24.07	$21.92	$18.63
Accumulation units outstanding at the end of period	768	876	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Income Division38

Accumulation unit value:
Beginning of period	$9.69	$7.44	$10.81	$10.83	$10.50	$N/A
End of period	$10.68	$9.69	$7.44	$10.81	$10.83	$N/A
Accumulation units outstanding at the end of period	7,497	7,561	7,643	485	-	$N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$9.89	$7.56	$11.54	$12.55	$10.88	$10.49
End of period	$12.29	$9.89	$7.56	$11.54	$12.55	$10.88
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division1

Accumulation unit value:
Beginning of period	$19.65	$17.57	$18.92	$18.04	$17.59	$17.44
End of period	$20.72	$19.65	$17.57	$18.92	$18.04	$17.59
Accumulation units outstanding at the end of period	3,854	3,870	3,972	3,606	3,891	4,159

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Goldman Sachs Mid Cap Value Division1

Accumulation unit value:
Beginning of period	$10.44	$8.03	$12.83	$12.74	$11.24	$10.75
End of period	$12.72	$10.44	$8.03	$12.83	$12.74	$11.24
Accumulation units outstanding at the end of period	-	-	-	3,601	3,865	4,160

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	$10.50	$8.09	$12.84	$15.42	$11.54	$11.32
End of period	$12.05	$10.50	$8.09	$12.84	$15.42	$11.54
Accumulation units outstanding at the end of period	293	345	323	222	-	-

JNL/Invesco International Growth Division2

Accumulation unit value:
Beginning of period	$13.77	$10.26	$17.74	$16.49	$13.73	$12.36
End of period	$15.16	$13.77	$10.26	$17.74	$16.49	$13.73
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division2

Accumulation unit value:
Beginning of period	$10.26	$8.42	$13.79	$12.16	$11.51	$10.82
End of period	$11.80	$10.26	$8.42	$13.79	$12.16	$11.51
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Invesco Small Cap Growth Division2

Accumulation unit value:
Beginning of period	$11.85	$8.97	$15.19	$13.92	$12.41	$11.32
End of period	$14.65	$11.85	$8.97	$15.19	$13.92	$12.41
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/JPMorgan International Value Division2

Accumulation unit value:
Beginning of period	$11.44	$8.97	$16.49	$15.04	$11.63	$9.82
End of period	$12.06	$11.44	$8.97	$16.49	$15.04	$11.63
Accumulation units outstanding at the end of period	-	-	-	3,230	3,259	-

JNL/JPMorgan MidCap Growth Division2

Accumulation unit value:
Beginning of period	$18.17	$12.97	$23.83	$22.53	$20.53	$19.40
End of period	$22.35	$18.17	$12.97	$23.83	$22.53	$20.53
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan U.S. Government & Quality
Bond Division2
Accumulation unit value:
Beginning of period	$16.41	$16.15	$15.47	$14.85	$14.68	$14.71
End of period	$17.26	$16.41	$16.15	$15.47	$14.85	$14.68
Accumulation units outstanding at the end of period	598	627	868	738	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$11.53	$6.85	$14.00	$13.41	$N/A	$N/A
End of period	$13.77	$11.53	$6.85	$14.00	$N/A	$N/A
Accumulation units outstanding at the end of period	1,587	1,702	322	244	$N/A	$N/A

JNL/Lazard Mid Cap Equity Division1

Accumulation unit value:
Beginning of period	$15.41	$11.26	$18.83	$19.74	$17.58	$16.08
End of period	$18.57	$15.41	$11.26	$18.83	$19.74	$17.58
Accumulation units outstanding at the end of period	-	-	941	941	941	941

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM 25 Division17

Accumulation unit value:
Beginning of period	$10.97	$7.32	$11.53	$12.12	$11.62	$N/A
End of period	$13.20	$10.97	$7.32	$11.53	$12.12	$N/A
Accumulation units outstanding at the end of period	9,028	11,085	12,244	12,064	12,137	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division1

Accumulation unit value:
Beginning of period	$12.12	$11.70	$11.52	$11.05	$10.88	$10.88
End of period	$12.57	$12.12	$11.70	$11.52	$11.05	$10.88
Accumulation units outstanding at the end of period	-	-	-	1,943	5,939	5,552

JNL/MCM Communications Sector Division2

Accumulation unit value:
Beginning of period	$4.32	$3.51	$5.94	$5.81	$4.99	$4.33
End of period	$5.19	$4.32	$3.51	$5.94	$5.81	$4.36
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Financial Sector Division2

Accumulation unit value:
Beginning of period	$6.45	$5.55	$11.48	$14.18	$12.20	$11.51
End of period	$7.17	$6.45	$5.55	$11.48	$14.18	$12.20
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Healthcare Sector Division2

Accumulation unit value:
Beginning of period	$10.75	$9.07	$12.06	$11.44	$10.99	$10.32
End of period	$10.94	$10.75	$9.07	$12.06	$11.44	$10.99
Accumulation units outstanding at the end of period	317	315	367	270	-	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM International Index Division1

Accumulation unit value:
Beginning of period	$13.96	$11.02	$19.71	$18.22	$14.81	$13.01
End of period	$14.60	$13.96	$11.02	$19.71	$18.22	$14.81
Accumulation units outstanding at the end of period	1,234	1,125	-	1,057	3,503	3,710

JNL/MCM JNL 5 Division1

Accumulation unit value:
Beginning of period	$9.35	$7.69	$13.66	$13.75	$11.81	$10.56
End of period	$10.73	$9.35	$7.69	$13.66	$13.75	$11.81
Accumulation units outstanding at the end of period	41,684	42,146	44,131	40,782	11,256	15,681

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Oil & Gas Sector Division1

Accumulation unit value:
Beginning of period	$25.34	$21.54	$35.38	$26.69	$22.56	$16.14
End of period	$29.56	$25.34	$21.54	$35.38	$26.69	$22.56
Accumulation units outstanding at the end of period	782	749	874	854	758	758

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM S&P 400 MidCap Index Division1

Accumulation unit value:
Beginning of period	$12.95	$9.58	$15.66	$14.88	$13.84	$12.14
End of period	$15.97	$12.95	$9.58	$15.66	$14.88	$13.84
Accumulation units outstanding at the end of period	1,198	1,273	-	1,311	3,997	7,355

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division1

Accumulation unit value:
Beginning of period	$9.21	$7.46	$12.22	$11.89	$10.55	$10.13
End of period	$10.33	$9.21	$7.46	$12.22	$11.89	$10.55
Accumulation units outstanding at the end of period	-	-	-	1,686	5,097	5,102

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Select Small-Cap Division44

Accumulation unit value:
Beginning of period	$10.80	$10.51	$17.90	$20.08	$N/A	$N/A
End of period	$12.19	$10.80	$10.51	$17.90	$N/A	$N/A
Accumulation units outstanding at the end of period	9,762	8,210	7,858	7,401	$N/A	$N/A

JNL/MCM Small Cap Index Division1

Accumulation unit value:
Beginning of period	$11.60	$9.29	$14.58	$15.20	$13.21	$12.26
End of period	$14.35	$11.60	$9.29	$14.58	$15.20	$13.21
Accumulation units outstanding at the end of period	-	-	1,223	2,594	5,208	5,316

JNL/MCM Technology Sector Division2

Accumulation unit value:
Beginning of period	$5.95	$3.70	$6.68	$5.96	$5.56	$5.34
End of period	$6.53	$5.95	$3.70	$6.68	$5.96	$5.56
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Value Line 30 Division76

Accumulation unit value:
Beginning of period	$10.16	$9.04	$17.55	$17.65	$N/A	$N/A
End of period	$12.18	$10.16	$9.04	$17.55	$N/A	$N/A
Accumulation units outstanding at the end of period	-	-	-	413	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM VIP Division2

Accumulation unit value:
Beginning of period	$9.66	$7.95	$14.19	$13.08	$11.90	$10.83
End of period	$10.91	$9.66	$7.95	$14.19	$13.08	$11.90
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Oppenheimer Global Growth Division1

Accumulation unit value:
Beginning of period	$11.65	$8.53	$14.72	$14.14	$12.34	$10.68
End of period	$13.17	$11.65	$8.53	$14.72	$14.14	$12.34
Accumulation units outstanding at the end of period	-	-	1,437	1,851	1,437	3,961

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.78	$10.26	$10.87	$10.05	$N/A	$N/A
End of period	$12.43	$11.78	$10.26	$10.87	$N/A	$N/A
Accumulation units outstanding at the end of period	855	918	1,185	1,084	$N/A	$N/A

JNL/PIMCO Total Return Bond Division1

Accumulation unit value:
Beginning of period	$16.02	$14.16	$14.40	$13.58	$13.39	$13.33
End of period	$16.88	$16.02	$14.16	$14.40	$13.58	$13.39
Accumulation units outstanding at the end of period	6,328	6,313	6,808	1,999	4,363	4,316

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America High Yield Bond Division1

Accumulation unit value:
Beginning of period	$12.72	$8.87	$13.08	$13.50	$12.47	$12.48
End of period	$14.41	$12.72	$8.87	$13.08	$13.50	$12.47
Accumulation units outstanding at the end of period	-	-	-	-	999	1,021

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Aggressive Growth Division2

Accumulation unit value:
Beginning of period	$11.95	$9.31	$15.62	$14.60	$12.90	$11.90
End of period	$13.71	$11.95	$9.31	$15.62	$14.60	$12.90
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Conservative Division1

Accumulation unit value:
Beginning of period	$10.82	$9.73	$11.52	$11.06	$10.47	$10.22
End of period	$11.53	$10.82	$9.73	$11.52	$11.06	$10.47
Accumulation units outstanding at the end of period	-	-	-	-	6,810	12,492

JNL/S&P Managed Growth Division2

Accumulation unit value:
Beginning of period	$12.31	$9.81	$15.49	$14.55	$13.01	$12.13
End of period	$14.00	$12.31	$9.81	$15.49	$14.55	$13.01
Accumulation units outstanding at the end of period	1,322	1,299	-	-	-	-

JNL/S&P Managed Moderate Division1

Accumulation unit value:
Beginning of period	$11.04	$9.50	$12.31	$11.67	$10.79	$10.30
End of period	$12.04	$11.04	$9.50	$12.31	$11.67	$10.79
Accumulation units outstanding at the end of period	3,496	3,498	3,502	3,504	3,507	3,510

JNL/S&P Managed Moderate Growth Division1

Accumulation unit value:
Beginning of period	$12.64	$10.45	$14.72	$13.83	$12.58	$11.84
End of period	$14.02	$12.64	$10.45	$14.72	$13.83	$12.58
Accumulation units outstanding at the end of period	3,038	3,040	3,044	10,905	10,219	11,463

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Select Balanced Division1

Accumulation unit value:
Beginning of period	$23.83	$20.32	$26.17	$24.85	$22.32	$21.31
End of period	$25.87	$23.83	$20.32	$26.17	$24.85	$22.32
Accumulation units outstanding at the end of period	710	667	740	740	740	740

JNL/Select Money Market Division2

Accumulation unit value:
Beginning of period	$11.94	$12.17	$12.15	$11.84	$11.56	$11.49
End of period	$11.69	$11.94	$12.17	$12.15	$11.84	$11.56
Accumulation units outstanding at the end of period	-	-	-	-	6,541	-

JNL/Select Value Division2

Accumulation unit value:
Beginning of period	$17.05	$14.04	$21.49	$20.34	$17.17	$16.04
End of period	$18.99	$17.05	$14.04	$21.49	$20.34	$17.17
Accumulation units outstanding at the end of period	997	933	-	-	-	-

JNL/T.Rowe Price Established Growth Division2

Accumulation unit value:
Beginning of period	$23.82	$16.94	$30.25	$28.05	$25.18	$23.78
End of period	$27.24	$23.82	$16.94	$30.25	$28.05	$25.18
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth Division1

Accumulation unit value:
Beginning of period	$35.33	$24.56	$42.23	$36.78	$35.15	$30.21
End of period	$44.25	$35.33	$24.56	$42.23	$36.78	$35.15
Accumulation units outstanding at the end of period	431	461	495	495	495	495

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Value Division1

Accumulation unit value:
Beginning of period	$12.14	$9.04	$15.49	$15.68	$13.34	$12.53
End of period	$13.78	$12.14	$9.04	$15.49	$15.68	$13.34
Accumulation units outstanding at the end of period	-	-	-	4,487	4,815	5,183

Accumulation Unit Values
Contract with Endorsements - 2.095%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Blue Chip Income
and Growth Division146
Accumulation unit value:
Beginning of period	$9.63	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$10.25	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	3,379	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division145

Accumulation unit value:
Beginning of period	$10.69	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$10.31	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	5,907	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Global Small
Capitalization Division150
Accumulation unit value:
Beginning of period	$10.83	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$11.00	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	2,683	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Growth-Income Division146

Accumulation unit value:
Beginning of period	$9.64	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$10.31	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,635	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds International Division152

Accumulation unit value:
Beginning of period	$10.61	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$10.70	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	336	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/BlackRock Commodity Securities Division112

Accumulation unit value:
Beginning of period	$9.55	$9.49	$N/A	$N/A	$N/A	$N/A
End of period	$10.99	$9.55	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	961	161	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	$14.18	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$15.26	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	701	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$8.19	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$8.52	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,926	$N/A	$N/A	$N/A	$N/A	$N/A
JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton International
Small Cap Growth Division112
Accumulation unit value:
Beginning of period	$6.65	$6.74	$N/A	$N/A	$N/A	$N/A
End of period	$7.85	$6.65	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	214	227	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$7.67	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$8.09	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	2,057	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$10.09	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$12.26	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	2,085	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division

Accumulation unit value:
Beginning of period	$19.55	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$20.58	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	600	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Goldman Sachs Emerging Markets
Debt Division112
Accumulation unit value:
Beginning of period	$11.60	$11.82	$N/A	$N/A	$N/A	$N/A
End of period	$13.18	$11.60	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	128	129	$N/A	$N/A	$N/A	$N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Goldman Sachs U.S. Equity Flex Division112

Accumulation unit value:
Beginning of period	$7.93	$7.79	$N/A	$N/A	$N/A	$N/A
End of period	$8.45	$7.93	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	2,478	196	$N/A	$N/A	$N/A	$N/A

JNL/Invesco Global Real Estate Division112

Accumulation unit value:
Beginning of period	$10.48	$10.56	$N/A	$N/A	$N/A	$N/A
End of period	$12.02	$10.48	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,465	145	$N/A	$N/A	$N/A	$N/A

JNL/Invesco International Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	$10.43	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$11.75	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	610	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	$10.71	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$11.13	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,471	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/JPMorgan International Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$18.31	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$22.20	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,153	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/JPMorgan U.S. Government & Quality
Bond Division112
Accumulation unit value:
Beginning of period	$16.30	$16.67	$N/A	$N/A	$N/A	$N/A
End of period	$17.14	$16.30	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	195	183	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division112

Accumulation unit value:
Beginning of period	$11.51	$11.56	$N/A	$N/A	$N/A	$N/A
End of period	$13.74	$11.51	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	124	132	$N/A	$N/A	$N/A	$N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	$15.51	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$18.47	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	387	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$13.33	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$14.54	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,183	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division112

Accumulation unit value:
Beginning of period	$12.08	$12.26	$N/A	$N/A	$N/A	$N/A
End of period	$12.52	$12.08	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,517	499	$N/A	$N/A	$N/A	$N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM S&P 400 MidCap Index Division117

Accumulation unit value:
Beginning of period	$12.92	$12.74	$N/A	$N/A	$N/A	$N/A
End of period	$15.92	$12.92	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	4,523	2,940	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division112

Accumulation unit value:
Beginning of period	$9.18	$9.14	$N/A	$N/A	$N/A	$N/A
End of period	$10.29	$9.18	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	651	669	$N/A	$N/A	$N/A	$N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Select Small-Cap Division112

Accumulation unit value:
Beginning of period	$10.75	$10.31	$N/A	$N/A	$N/A	$N/A
End of period	$12.13	$10.75	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	275	297	$N/A	$N/A	$N/A	$N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$9.13	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$9.29	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	391	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$8.25	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$8.45	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	432	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PIMCO Real Return Division117

Accumulation unit value:
Beginning of period	$11.76	$11.82	$N/A	$N/A	$N/A	$N/A
End of period	$12.41	$11.76	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	7,326	7,393	$N/A	$N/A	$N/A	$N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	$15.97	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$16.78	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	732	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America High Yield Bond Division112

Accumulation unit value:
Beginning of period	$12.65	$12.25	$N/A	$N/A	$N/A	$N/A
End of period	$14.32	$12.65	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,016	125	$N/A	$N/A	$N/A	$N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$10.31	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$10.28	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	346	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Red Rocks Listed Private Equity Division112

Accumulation unit value:
Beginning of period	$8.13	$8.31	$N/A	$N/A	$N/A	$N/A
End of period	$10.05	$8.13	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,023	184	$N/A	$N/A	$N/A	$N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$10.85	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$11.49	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	2,198	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Managed Moderate Growth Division

Accumulation unit value:
Beginning of period	$12.72	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$13.94	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,176	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$9.06	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$9.56	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	870	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/T.Rowe Price Established Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/T.Rowe Price Mid-Cap Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	$10.14	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$10.21	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,226	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Accumulation Unit Values
Contract with Endorsements - 2.15%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Capital Guardian Global Balanced Division2

Accumulation unit value:
Beginning of period	$10.23	$8.53	$12.16	$11.51	$10.61	$9.74
End of period	$10.92	$10.23	$8.53	$12.16	$11.51	$10.61
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Capital Guardian U.S. Growth
Equity Division2
Accumulation unit value:
Beginning of period	$20.89	$15.83	$27.36	$25.48	$24.89	$23.80
End of period	$23.04	$20.89	$15.83	$27.36	$25.48	$24.89
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle Core Equity Division2

Accumulation unit value:
Beginning of period	$13.82	$10.55	$17.69	$17.97	$16.34	$15.93
End of period	$15.14	$13.82	$10.55	$17.69	$17.97	$16.34
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division2

Accumulation unit value:
Beginning of period	$19.06	$14.37	$23.80	$21.69	$18.46	$17.65
End of period	$25.31	$19.06	$14.37	$23.80	$21.69	$18.46
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division2

Accumulation unit value:
Beginning of period	$19.37	$17.33	$18.68	$17.84	$17.41	$17.31
End of period	$20.40	$19.37	$17.33	$18.68	$17.84	$17.41
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Invesco Global Real Estate Division37

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Invesco International Growth Division2

Accumulation unit value:
Beginning of period	$13.57	$10.12	$17.51	$16.30	$13.59	$12.24
End of period	$14.92	$13.57	$10.12	$17.51	$16.30	$13.59
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Invesco Small Cap Growth Division2

Accumulation unit value:
Beginning of period	$11.75	$8.91	$15.10	$13.85	$12.36	$11.28
End of period	$14.51	$11.75	$8.91	$15.10	$13.85	$12.36
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/JPMorgan International Value Division2

Accumulation unit value:
Beginning of period	$11.30	$8.87	$16.33	$14.91	$11.54	$9.75
End of period	$11.90	$11.30	$8.87	$16.33	$14.91	$11.54
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division2

Accumulation unit value:
Beginning of period	$17.90	$12.79	$23.53	$22.27	$20.31	$19.21
End of period	$22.01	$17.90	$12.79	$23.53	$22.27	$20.31
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan U.S. Government & Quality
Bond Division2
Accumulation unit value:
Beginning of period	$16.17	$15.93	$15.28	$14.68	$14.52	$14.57
End of period	$16.99	$16.17	$15.93	$15.28	$14.68	$14.52
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Lazard Mid Cap Equity Division2

Accumulation unit value:
Beginning of period	$15.22	$11.14	$18.64	$19.56	$17.45	$16.02
End of period	$18.34	$15.22	$11.14	$18.64	$19.56	$17.45
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM 25 Division17

Accumulation unit value:
Beginning of period	$10.85	$7.25	$11.44	$12.03	$11.54	$N/A
End of period	$13.05	$10.85	$7.25	$11.44	$12.03	$N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division2

Accumulation unit value:
Beginning of period	$12.03	$11.62	$11.45	$10.99	$10.84	$10.89
End of period	$12.46	$12.03	$11.62	$11.45	$10.99	$10.84
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Healthcare Sector Division2

Accumulation unit value:
Beginning of period	$10.64	$8.99	$11.96	$11.36	$10.92	$10.26
End of period	$10.82	$10.64	$8.99	$11.96	$11.36	$10.92
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM International Index Division2

Accumulation unit value:
Beginning of period	$13.85	$10.94	$19.59	$18.13	$14.75	$12.98
End of period	$14.47	$13.85	$10.94	$19.59	$18.13	$14.75
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM JNL 5 Division1

Accumulation unit value:
Beginning of period	$9.30	$7.66	$13.62	$13.72	$11.79	$10.79
End of period	$10.66	$9.30	$7.66	$13.62	$13.72	$11.79
Accumulation units outstanding at the end of period	-	-	-	-	7,565	7,774

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
JNL/MCM S&P 400 MidCap Index Division2

Accumulation unit value:
Beginning of period	$12.85	$9.51	$15.57	$14.80	$13.79	$12.25
End of period	$15.82	$12.85	$9.51	$15.57	$14.80	$13.79
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division2

Accumulation unit value:
Beginning of period	$9.14	$7.41	$12.15	$11.83	$10.50	$10.15
End of period	$10.24	$9.14	$7.41	$12.15	$11.83	$10.50
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Small Cap Index Division2

Accumulation unit value:
Beginning of period	$11.50	$9.23	$14.49	$15.12	$13.15	$12.36
End of period	$14.22	$11.50	$9.23	$14.49	$15.12	$13.15
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Oppenheimer Global Growth Division2

Accumulation unit value:
Beginning of period	$11.55	$8.47	$14.63	$14.06	$12.28	$10.61
End of period	$13.05	$11.55	$8.47	$14.63	$14.06	$12.28
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PIMCO Total Return Bond Division2

Accumulation unit value:
Beginning of period	$15.83	$14.01	$14.26	$13.46	$13.29	$13.28
End of period	$16.67	$15.83	$14.01	$14.26	$13.46	$13.29
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America High Yield Bond Division2

Accumulation unit value:
Beginning of period	$12.57	$8.78	$12.95	$13.38	$12.37	$12.34
End of period	$14.22	$12.57	$8.78	$12.95	$13.38	$12.37
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PPM America Value Equity Division2

Accumulation unit value:
Beginning of period	$14.15	$10.00	$19.35	$20.95	$18.94	$18.26
End of period	$16.26	$14.15	$10.00	$19.35	$20.95	$18.94
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Aggressive Growth Division2

Accumulation unit value:
Beginning of period	$11.81	$9.21	$15.47	$14.48	$12.80	$11.82
End of period	$13.54	$11.81	$9.21	$15.47	$14.48	$12.80
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Conservative Division2

Accumulation unit value:
Beginning of period	$10.77	$9.69	$11.48	$11.04	$10.45	$10.26
End of period	$11.45	$10.77	$9.69	$11.48	$11.04	$10.45
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Growth Division2

Accumulation unit value:
Beginning of period	$12.17	$9.71	$15.34	$14.42	$12.91	$12.05
End of period	$13.83	$12.17	$9.71	$15.34	$14.42	$12.91
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Managed Moderate Growth Division2

Accumulation unit value:
Beginning of period	$12.49	$10.34	$14.57	$13.71	$12.48	$11.82
End of period	$13.84	$12.49	$10.34	$14.57	$13.71	$12.48
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Select Balanced Division2

Accumulation unit value:
Beginning of period	$23.48	$20.05	$25.84	$24.56	$22.08	$21.17
End of period	$25.47	$23.48	$20.05	$25.84	$24.56	$22.08
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Select Money Market Division2

Accumulation unit value:
Beginning of period	$11.76	$12.00	$12.00	$11.71	$11.44	$11.38
End of period	$11.51	$11.76	$12.00	$12.00	$11.71	$11.44
Accumulation units outstanding at the end of period	-	-	-	20,779	-	-

JNL/Select Value Division2

Accumulation unit value:
Beginning of period	$16.93	$13.95	$21.38	$20.26	$17.12	$16.01
End of period	$18.83	$16.93	$13.95	$21.38	$20.26	$17.12
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Established Growth Division1

Accumulation unit value:
Beginning of period	$23.47	$16.71	$29.87	$27.72	$24.91	$23.52
End of period	$26.82	$23.47	$16.71	$29.87	$27.72	$24.91
Accumulation units outstanding at the end of period	15	37	80	343	3,963	4,078

JNL/T.Rowe Price Mid-Cap Growth Division1

Accumulation unit value:
Beginning of period	$34.81	$24.22	$41.70	$36.35	$34.78	$29.92
End of period	$43.57	$34.81	$24.22	$41.70	$36.35	$34.78
Accumulation units outstanding at the end of period	11	27	59	254	2,965	3,051

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Value Division1

Accumulation unit value:
Beginning of period	$12.02	$8.96	$15.38	$15.58	$13.26	$12.47
End of period	$13.63	$12.02	$8.96	$15.38	$15.58	$13.26
Accumulation units outstanding at the end of period	27	65	142	606	7,315	7,526

Accumulation Unit Values
Contract with Endorsements - 2.25%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Invesco International Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/JPMorgan International Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/JPMorgan U.S. Government & Quality
Bond Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM JNL 5 Division44

Accumulation unit value:
Beginning of period	$9.26	$7.63	$13.57	$13.60	$N/A	$N/A
End of period	$10.60	$9.26	$7.63	$13.57	$N/A	$N/A
Accumulation units outstanding at the end of period	2,823	2,826	2,831	2,833	$N/A	$N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America High Yield Bond Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Managed Moderate Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/T.Rowe Price Established Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/T.Rowe Price Mid-Cap Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Accumulation Unit Values
Contract with Endorsements - 2.295%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/BlackRock Commodity Securities Division65

Accumulation unit value:
Beginning of period	$9.50	$6.48	$13.60	$12.60	$N/A	$N/A
End of period	$10.90	$9.50	$6.48	$13.60	$N/A	$N/A
Accumulation units outstanding at the end of period	700	1,270	540	397	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Eagle SmallCap Equity Division44

Accumulation unit value:
Beginning of period	$18.70	$14.12	$23.41	$21.23	$N/A	$N/A
End of period	$24.79	$18.70	$14.12	$23.41	$N/A	$N/A
Accumulation units outstanding at the end of period	654	834	842	836	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$9.78	$7.67	$N/A	$N/A	$N/A	$N/A
End of period	$12.13	$9.78	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,291	1,469	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$11.57	$10.31	$N/A	$N/A	$N/A	$N/A
End of period	$13.12	$11.57	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	331	377	$N/A	$N/A	$N/A	$N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	$10.32	$7.96	$12.53	$N/A	$N/A	$N/A
End of period	$12.55	$10.32	$7.96	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	146	155	153	$N/A	$N/A	$N/A

JNL/Goldman Sachs U.S. Equity Flex Division60

Accumulation unit value:
Beginning of period	$7.89	$6.46	$10.61	$10.70	$N/A	$N/A
End of period	$8.38	$7.89	$6.46	$10.61	$N/A	$N/A
Accumulation units outstanding at the end of period	1,796	1,975	2,013	1,842	$N/A	$N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	$10.38	$8.10	$N/A	$N/A	$N/A	$N/A
End of period	$11.88	$10.38	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	425	483	$N/A	$N/A	$N/A	$N/A

JNL/Invesco International Growth Division44

Accumulation unit value:
Beginning of period	$13.29	$9.93	$17.19	$16.10	$N/A	$N/A
End of period	$14.59	$13.29	$9.93	$17.19	$N/A	$N/A
Accumulation units outstanding at the end of period	1,436	1,668	1,348	1,155	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	$11.61	$9.00	$N/A	$N/A	$N/A	$N/A
End of period	$14.32	$11.61	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,062	1,208	$N/A	$N/A	$N/A	$N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/JPMorgan International Value Division44

Accumulation unit value:
Beginning of period	$11.11	$8.73	$16.10	$14.79	$N/A	$N/A
End of period	$11.68	$11.11	$8.73	$16.10	$N/A	$N/A
Accumulation units outstanding at the end of period	3,773	3,825	3,521	2,596	$N/A	$N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/JPMorgan U.S. Government & Quality
Bond Division
Accumulation unit value:
Beginning of period	$15.85	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$16.61	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	13,005	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division44

Accumulation unit value:
Beginning of period	$11.42	$6.81	$13.94	$10.82	$N/A	$N/A
End of period	$13.61	$11.42	$6.81	$13.94	$N/A	$N/A
Accumulation units outstanding at the end of period	2,398	2,900	1,519	1,540	$N/A	$N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division44

Accumulation unit value:
Beginning of period	$11.89	$11.50	$11.35	$10.94	$N/A	$N/A
End of period	$12.30	$11.89	$11.50	$11.35	$N/A	$N/A
Accumulation units outstanding at the end of period	356	344	282	510	$N/A	$N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	$8.65	$6.64	$9.70	$N/A	$N/A	$N/A
End of period	$10.37	$8.65	$6.64	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	174	183	186	$N/A	$N/A	$N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Financial Sector Division44

Accumulation unit value:
Beginning of period	$6.29	$5.42	$11.24	$13.97	$N/A	$N/A
End of period	$6.97	$6.29	$5.42	$11.24	$N/A	$N/A
Accumulation units outstanding at the end of period	1,410	1,495	1,524	244	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Healthcare Sector Division44

Accumulation unit value:
Beginning of period	$10.48	$8.87	$11.81	$11.24	$N/A	$N/A
End of period	$10.64	$10.48	$8.87	$11.81	$N/A	$N/A
Accumulation units outstanding at the end of period	878	949	1,139	273	$N/A	$N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM International Index Division44

Accumulation unit value:
Beginning of period	$13.69	$10.83	$19.42	$18.06	$N/A	$N/A
End of period	$14.29	$13.69	$10.83	$19.42	$N/A	$N/A
Accumulation units outstanding at the end of period	1,624	1,598	1,772	1,051	$N/A	$N/A

JNL/MCM JNL 5 Division44

Accumulation unit value:
Beginning of period	$9.23	$7.61	$13.55	$13.58	$N/A	$N/A
End of period	$10.57	$9.23	$7.61	$13.55	$N/A	$N/A
Accumulation units outstanding at the end of period	-	-	-	745	$N/A	$N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	$24.68	$21.03	$34.92	$N/A	$N/A	$N/A
End of period	$28.73	$24.68	$21.03	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	33	31	27	$N/A	$N/A	$N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM S&P 400 MidCap Index Division44

Accumulation unit value:
Beginning of period	$12.70	$9.41	$15.43	$14.75	$N/A	$N/A
End of period	$15.62	$12.70	$9.41	$15.43	$N/A	$N/A
Accumulation units outstanding at the end of period	516	568	614	635	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division44

Accumulation unit value:
Beginning of period	$9.03	$7.34	$12.04	$11.73	$N/A	$N/A
End of period	$10.10	$9.03	$7.34	$12.04	$N/A	$N/A
Accumulation units outstanding at the end of period	3,452	3,713	1,569	1,689	$N/A	$N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Small Cap Index Division44

Accumulation unit value:
Beginning of period	$11.37	$9.14	$14.37	$15.00	$N/A	$N/A
End of period	$14.04	$11.37	$9.14	$14.37	$N/A	$N/A
Accumulation units outstanding at the end of period	1,056	1,171	1,232	527	$N/A	$N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Oppenheimer Global Growth Division44

Accumulation unit value:
Beginning of period	$11.40	$8.37	$14.48	$13.94	$N/A	$N/A
End of period	$12.86	$11.40	$8.37	$14.48	$N/A	$N/A
Accumulation units outstanding at the end of period	2,363	2,656	2,761	2,656	$N/A	$N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$7.35	$7.38	$N/A	$N/A	$N/A	$N/A
End of period	$8.40	$7.35	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	589	670	$N/A	$N/A	$N/A	$N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PIMCO Total Return Bond Division44

Accumulation unit value:
Beginning of period	$15.56	$13.79	$14.05	$13.34	$N/A	$N/A
End of period	$16.36	$15.56	$13.79	$14.05	$N/A	$N/A
Accumulation units outstanding at the end of period	949	1,039	1,615	1,549	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America High Yield Bond Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	$8.11	$5.43	$N/A	$N/A	$N/A	$N/A
End of period	$10.01	$8.11	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	531	605	$N/A	$N/A	$N/A	$N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Aggressive Growth Division44

Accumulation unit value:
Beginning of period	$11.61	$9.07	$15.25	$14.29	$N/A	$N/A
End of period	$13.29	$11.61	$9.07	$15.25	$N/A	$N/A
Accumulation units outstanding at the end of period	828	2,415	2,434	2,450	$N/A	$N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	$11.96	$9.56	$15.01	$N/A	$N/A	$N/A
End of period	$13.57	$11.96	$9.56	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	1,901	1,923	1,950	$N/A	$N/A	$N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Managed Moderate Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$11.52	$11.77	$11.78	$N/A	$N/A	$N/A
End of period	$11.25	$11.52	$11.77	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	-	18,097	18,097	$N/A	$N/A	$N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/T.Rowe Price Established Growth Division44

Accumulation unit value:
Beginning of period	$22.98	$16.38	$29.33	$27.24	$N/A	$N/A
End of period	$26.22	$22.98	$16.38	$29.33	$N/A	$N/A
Accumulation units outstanding at the end of period	657	750	829	184	$N/A	$N/A

JNL/T.Rowe Price Mid-Cap Growth Division

Accumulation unit value:
Beginning of period	$34.08	$23.75	$40.36	$N/A	$N/A	$N/A
End of period	$42.59	$34.08	$23.75	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	45	47	53	$N/A	$N/A	$N/A

JNL/T.Rowe Price Short-Term Bond Division58

Accumulation unit value:
Beginning of period	$10.05	$9.56	$10.40	$10.24	$N/A	$N/A
End of period	$10.11	$10.05	$9.56	$10.40	$N/A	$N/A
Accumulation units outstanding at the end of period	1,235	1,249	1,842	1,923	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Accumulation Unit Values
Contract with Endorsements - 2.30%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.50	$6.48	$13.60	$12.43	$N/A	$N/A
End of period	$10.90	$9.50	$6.48	$13.60	$N/A	$N/A
Accumulation units outstanding at the end of period	219	286	324	354	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Capital Guardian Global Balanced Division2

Accumulation unit value:
Beginning of period	$10.08	$8.42	$12.01	$11.39	$10.52	$9.67
End of period	$10.74	$10.08	$8.42	$12.01	$11.39	$10.52
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division2
Accumulation unit value:
Beginning of period	$21.01	$15.55	$27.67	$23.47	$22.27	$20.63
End of period	$22.95	$21.01	$15.55	$27.67	$23.47	$21.20
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Capital Guardian U.S. Growth
Equity Division2
Accumulation unit value:
Beginning of period	$20.44	$15.51	$26.85	$25.04	$24.49	$23.45
End of period	$22.51	$20.44	$15.51	$26.85	$25.04	$24.49
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle Core Equity Division2

Accumulation unit value:
Beginning of period	$13.55	$10.36	$17.39	$17.70	$16.12	$15.73
End of period	$14.81	$13.55	$10.36	$17.39	$17.70	$16.12
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division2

Accumulation unit value:
Beginning of period	$18.68	$14.11	$23.40	$21.36	$18.20	$17.43
End of period	$24.77	$18.68	$14.11	$23.40	$21.36	$18.20
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$9.78	$7.49	$11.46	$12.50	$10.86	$10.79
End of period	$12.12	$9.78	$7.49	$11.46	$12.50	$10.86
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division2

Accumulation unit value:
Beginning of period	$18.95	$16.98	$18.33	$17.53	$17.13	$17.06
End of period	$19.93	$18.95	$16.98	$18.33	$17.53	$17.13
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	$10.32	$7.96	$12.74	$12.69	$11.22	$11.12
End of period	$12.54	$10.32	$7.96	$12.74	$12.69	$11.22
Accumulation units outstanding at the end of period	-	-	-	883	883	-

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	$10.38	$8.01	$12.75	$15.36	$11.52	$10.06
End of period	$11.88	$10.38	$8.01	$12.75	$15.36	$11.52
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Invesco International Growth Division2

Accumulation unit value:
Beginning of period	$13.28	$9.92	$17.19	$16.02	$13.37	$12.07
End of period	$14.58	$13.28	$9.92	$17.19	$16.02	$13.37
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division2

Accumulation unit value:
Beginning of period	$10.05	$8.27	$13.58	$12.01	$11.39	$10.74
End of period	$11.53	$10.05	$8.27	$13.58	$12.01	$11.39
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Invesco Small Cap Growth Division2

Accumulation unit value:
Beginning of period	$11.61	$8.82	$14.97	$13.76	$12.29	$11.23
End of period	$14.33	$11.61	$8.82	$14.97	$13.76	$12.29
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/JPMorgan International Value Division2

Accumulation unit value:
Beginning of period	$11.11	$8.73	$16.09	$14.71	$11.40	$9.65
End of period	$11.68	$11.11	$8.73	$16.09	$14.71	$11.40
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division2

Accumulation unit value:
Beginning of period	$17.51	$12.54	$23.09	$21.89	$19.99	$18.93
End of period	$21.50	$17.51	$12.54	$23.09	$21.89	$19.99
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan U.S. Government & Quality
Bond Division2
Accumulation unit value:
Beginning of period	$15.82	$15.61	$14.99	$14.42	$14.29	$14.36
End of period	$16.59	$15.82	$15.61	$14.99	$14.42	$14.29
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Lazard Mid Cap Equity Division2

Accumulation unit value:
Beginning of period	$14.96	$10.96	$18.37	$19.30	$17.24	$15.85
End of period	$17.99	$14.96	$10.96	$18.37	$19.30	$17.24
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM 25 Division17

Accumulation unit value:
Beginning of period	$10.68	$7.15	$11.29	$11.89	$11.43	$N/A
End of period	$12.83	$10.68	$7.15	$11.29	$11.89	$N/A
Accumulation units outstanding at the end of period	-	-	-	594	1,273	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division1

Accumulation unit value:
Beginning of period	$11.88	$11.50	$11.35	$10.91	$10.77	$10.80
End of period	$12.30	$11.88	$11.50	$11.35	$10.91	$10.77
Accumulation units outstanding at the end of period	2,196	2,246	2,208	2,740	7,364	2,846

JNL/MCM Communications Sector Division2

Accumulation unit value:
Beginning of period	$4.21	$3.43	$5.81	$5.70	$4.29	$4.27
End of period	$5.04	$4.21	$3.43	$5.81	$5.70	$4.29
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Consumer Brands Sector Division2

Accumulation unit value:
Beginning of period	$8.64	$6.64	$9.89	$10.98	$9.91	$10.27
End of period	$10.36	$8.64	$6.64	$9.89	$10.98	$9.91
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Financial Sector Division2

Accumulation unit value:
Beginning of period	$6.28	$5.42	$11.24	$13.92	$12.00	$11.35
End of period	$6.97	$6.28	$5.42	$11.24	$13.92	$12.00
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Healthcare Sector Division2

Accumulation unit value:
Beginning of period	$10.48	$8.86	$11.81	$11.23	$10.82	$10.18
End of period	$10.64	$10.48	$8.86	$11.81	$11.23	$10.82
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM International Index Division1

Accumulation unit value:
Beginning of period	$13.68	$10.83	$19.41	$18.00	$14.66	$12.91
End of period	$14.28	$13.68	$10.83	$19.41	$18.00	$14.66
Accumulation units outstanding at the end of period	-	-	-	1,089	4,292	1,089

JNL/MCM JNL 5 Division1

Accumulation unit value:
Beginning of period	$9.23	$7.61	$13.55	$13.67	$11.77	$10.81
End of period	$10.56	$9.23	$7.61	$13.55	$13.67	$11.77
Accumulation units outstanding at the end of period	6,945	7,681	8,529	10,609	6,452	6,452

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Oil & Gas Sector Division2

Accumulation unit value:
Beginning of period	$24.68	$21.03	$34.63	$26.20	$22.20	$16.77
End of period	$28.73	$24.68	$21.03	$34.63	$26.20	$22.20
Accumulation units outstanding at the end of period	33	33	34	34	-	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM S&P 400 MidCap Index Division1

Accumulation unit value:
Beginning of period	$12.71	$9.43	$15.45	$14.72	$13.73	$12.06
End of period	$15.64	$12.71	$9.43	$15.45	$14.72	$13.73
Accumulation units outstanding at the end of period	-	-	-	1,168	4,596	1,168

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division1

Accumulation unit value:
Beginning of period	$9.03	$7.34	$12.04	$11.74	$10.44	$10.06
End of period	$10.10	$9.03	$7.34	$12.04	$11.74	$10.44
Accumulation units outstanding at the end of period	-	-	-	1,514	6,116	1,514

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Select Small-Cap Division44

Accumulation unit value:
Beginning of period	$10.52	$10.26	$17.52	$19.70	$N/A	$N/A
End of period	$11.85	$10.52	$10.26	$17.52	$N/A	$N/A
Accumulation units outstanding at the end of period	-	-	-	394	$N/A	$N/A

JNL/MCM Small Cap Index Division1

Accumulation unit value:
Beginning of period	$11.38	$9.14	$14.38	$15.03	$13.09	$12.19
End of period	$14.05	$11.38	$9.14	$14.38	$15.03	$13.09
Accumulation units outstanding at the end of period	-	-	-	1,221	4,715	1,221

JNL/MCM Technology Sector Division2

Accumulation unit value:
Beginning of period	$5.79	$3.62	$6.54	$5.84	$5.47	$5.26
End of period	$6.35	$5.79	$3.62	$6.54	$5.84	$5.47
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Value Line 30 Division76

Accumulation unit value:
Beginning of period	$10.02	$8.94	$17.41	$17.51	$N/A	$N/A
End of period	$11.99	$10.02	$8.94	$17.41	$N/A	$N/A
Accumulation units outstanding at the end of period	-	-	-	1,517	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM VIP Division2

Accumulation unit value:
Beginning of period	$9.53	$7.87	$14.07	$13.00	$11.86	$10.82
End of period	$10.74	$9.53	$7.87	$14.07	$13.00	$11.86
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Oppenheimer Global Growth Division2

Accumulation unit value:
Beginning of period	$11.40	$8.37	$14.48	$13.94	$12.19	$10.55
End of period	$12.86	$11.40	$8.37	$14.48	$13.94	$12.19
Accumulation units outstanding at the end of period	-	-	-	1,880	1,880	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PIMCO Total Return Bond Division2

Accumulation unit value:
Beginning of period	$15.55	$13.78	$14.05	$13.28	$13.13	$13.14
End of period	$16.35	$15.55	$13.78	$14.05	$13.28	$13.13
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America High Yield Bond Division2

Accumulation unit value:
Beginning of period	$12.35	$8.64	$12.76	$13.21	$12.23	$12.22
End of period	$13.95	$12.35	$8.64	$12.76	$13.21	$12.23
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PPM America Value Equity Division2

Accumulation unit value:
Beginning of period	$13.84	$9.80	$18.99	$20.59	$18.64	$17.99
End of period	$15.89	$13.84	$9.80	$18.99	$20.59	$18.64
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Aggressive Growth Division1

Accumulation unit value:
Beginning of period	$11.61	$9.06	$15.24	$14.29	$12.65	$11.64
End of period	$13.28	$11.61	$9.06	$15.24	$14.29	$12.65
Accumulation units outstanding at the end of period	1,565	1,996	2,550	4,353	5,281	5,510

JNL/S&P Managed Conservative Division2

Accumulation unit value:
Beginning of period	$10.68	$9.63	$11.42	$11.00	$10.43	$10.25
End of period	$11.35	$10.68	$9.63	$11.42	$11.00	$10.43
Accumulation units outstanding at the end of period	9,528	10,771	11,878	-	-	-

JNL/S&P Managed Growth Division1

Accumulation unit value:
Beginning of period	$11.95	$9.55	$15.12	$14.23	$12.76	$11.88
End of period	$13.56	$11.95	$9.55	$15.12	$14.23	$12.76
Accumulation units outstanding at the end of period	-	-	-	3,906	3,975	3,999

JNL/S&P Managed Moderate Division2

Accumulation unit value:
Beginning of period	$10.90	$9.40	$12.22	$11.60	$10.76	$10.38
End of period	$11.86	$10.90	$9.40	$12.22	$11.60	$10.76
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Moderate Growth Division1

Accumulation unit value:
Beginning of period	$12.28	$10.18	$14.36	$13.53	$12.34	$11.64
End of period	$13.58	$12.28	$10.18	$14.36	$13.53	$12.34
Accumulation units outstanding at the end of period	-	-	-	2,022	2,022	2,022

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Select Balanced Division2

Accumulation unit value:
Beginning of period	$22.97	$19.64	$25.35	$24.14	$21.73	$20.87
End of period	$24.88	$22.97	$19.64	$25.35	$24.14	$21.73
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Select Money Market Division2

Accumulation unit value:
Beginning of period	$11.51	$11.76	$11.77	$11.50	$11.26	$11.21
End of period	$11.25	$11.51	$11.76	$11.77	$11.50	$11.26
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Select Value Division2

Accumulation unit value:
Beginning of period	$16.74	$13.82	$21.21	$20.13	$17.03	$15.95
End of period	$18.60	$16.74	$13.82	$21.21	$20.13	$17.03
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Established Growth Division2

Accumulation unit value:
Beginning of period	$22.96	$16.37	$29.31	$27.24	$24.52	$23.21
End of period	$26.20	$22.96	$16.37	$29.31	$27.24	$24.52
Accumulation units outstanding at the end of period	-	-	-	952	952	-

JNL/T.Rowe Price Mid-Cap Growth Division2

Accumulation unit value:
Beginning of period	$34.06	$23.73	$40.92	$35.73	$34.23	$29.78
End of period	$42.56	$34.06	$23.73	$40.92	$35.73	$34.23
Accumulation units outstanding at the end of period	-	-	-	677	677	-

JNL/T.Rowe Price Short-Term Bond Division39

Accumulation unit value:
Beginning of period	$10.05	$9.56	$10.40	$10.15	$10.12	$N/A
End of period	$10.11	$10.05	$9.56	$10.40	$10.15	$N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Value Division2

Accumulation unit value:
Beginning of period	$11.85	$8.84	$15.20	$15.42	$13.15	$12.45
End of period	$13.42	$11.85	$8.84	$15.20	$15.42	$13.15
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.40%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	$9.98	$8.35	$11.92	$11.31	$10.46	$9.50
End of period	$10.62	$9.98	$8.35	$11.92	$11.31	$10.46
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division2
Accumulation unit value:
Beginning of period	$20.71	$15.34	$27.32	$23.20	$20.97	$20.43
End of period	$22.60	$20.71	$15.34	$27.32	$23.20	$20.97
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Capital Guardian U.S. Growth
Equity Division2
Accumulation unit value:
Beginning of period	$20.14	$15.30	$26.51	$24.75	$24.24	$23.23
End of period	$22.16	$20.14	$15.30	$26.51	$24.75	$24.24
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division2

Accumulation unit value:
Beginning of period	$18.67	$16.75	$18.10	$17.32	$16.95	$16.90
End of period	$19.62	$18.67	$16.75	$18.10	$17.32	$16.95
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Goldman Sachs Mid Cap Value Division6

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	$10.33	$7.98	$12.72	$15.33	$11.52	$11.19
End of period	$11.82	$10.33	$7.98	$12.72	$15.33	$11.52
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Invesco International Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division6

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/JPMorgan International Value Division2

Accumulation unit value:
Beginning of period	$10.97	$8.64	$15.94	$14.58	$11.31	$9.58
End of period	$11.53	$10.97	$8.64	$15.94	$14.58	$11.31
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$17.26	$12.37	$22.80	$21.63	$19.77	$17.25
End of period	$21.16	$17.26	$12.37	$22.80	$21.63	$19.77
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan U.S. Government & Quality
Bond Division2
Accumulation unit value:
Beginning of period	$15.59	$15.40	$14.80	$14.26	$14.14	$14.22
End of period	$16.34	$15.59	$15.40	$14.80	$14.26	$14.14
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Lazard Mid Cap Equity Division2

Accumulation unit value:
Beginning of period	$14.78	$10.84	$18.19	$19.13	$17.11	$15.74
End of period	$17.76	$14.78	$10.84	$18.19	$19.13	$17.11
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM 25 Division17

Accumulation unit value:
Beginning of period	$10.57	$7.08	$11.20	$11.80	$11.35	$N/A
End of period	$12.68	$10.57	$7.08	$11.20	$11.80	$N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division2

Accumulation unit value:
Beginning of period	$11.79	$11.42	$11.28	$10.86	$10.73	$10.81
End of period	$12.19	$11.79	$11.42	$11.28	$10.86	$10.73
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Financial Sector Division2

Accumulation unit value:
Beginning of period	$6.22	$5.37	$11.14	$13.81	$11.92	$11.29
End of period	$6.89	$6.22	$5.37	$11.14	$13.81	$11.92
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM International Index Division2

Accumulation unit value:
Beginning of period	$13.57	$10.75	$19.30	$17.91	$14.61	$12.88
End of period	$14.15	$13.57	$10.75	$19.30	$17.91	$14.61
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM JNL 5 Division1

Accumulation unit value:
Beginning of period	$9.18	$7.58	$13.51	$13.64	$11.76	$10.55
End of period	$10.50	$9.18	$7.58	$13.51	$13.64	$11.76
Accumulation units outstanding at the end of period	-	-	-	5,664	5,664	8,508

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Oil & Gas Sector Division2

Accumulation unit value:
Beginning of period	$24.42	$20.83	$34.34	$26.00	$22.04	$16.68
End of period	$28.40	$24.42	$20.83	$34.34	$26.00	$22.04
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM S&P 400 MidCap Index Division2

Accumulation unit value:
Beginning of period	$12.59	$9.35	$15.34	$14.62	$13.65	$12.15
End of period	$15.47	$12.59	$9.35	$15.34	$14.62	$13.65
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division2

Accumulation unit value:
Beginning of period	$8.96	$7.28	$11.97	$11.68	$10.40	$10.07
End of period	$10.01	$8.96	$7.28	$11.97	$11.68	$10.40
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/MCM Small Cap Index Division2

Accumulation unit value:
Beginning of period	$11.28	$9.07	$14.28	$14.94	$13.02	$12.27
End of period	$13.91	$11.28	$9.07	$14.28	$14.94	$13.02
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Technology Sector Division2

Accumulation unit value:
Beginning of period	$5.73	$3.58	$6.49	$5.80	$5.44	$5.24
End of period	$6.27	$5.73	$3.58	$6.49	$5.80	$5.44
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Oppenheimer Global Growth Division2

Accumulation unit value:
Beginning of period	$11.30	$8.30	$14.38	$13.86	$12.14	$10.51
End of period	$12.73	$11.30	$8.30	$14.38	$13.86	$12.14
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PIMCO Total Return Bond Division2

Accumulation unit value:
Beginning of period	$15.37	$13.63	$13.91	$13.16	$12.98	$13.05
End of period	$16.14	$15.37	$13.63	$13.91	$13.16	$13.03
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America High Yield Bond Division2

Accumulation unit value:
Beginning of period	$12.20	$8.54	$12.64	$13.09	$12.12	$12.13
End of period	$13.77	$12.20	$8.54	$12.64	$13.09	$12.12
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Aggressive Growth Division2

Accumulation unit value:
Beginning of period	$11.47	$8.97	$15.09	$14.17	$12.55	$11.62
End of period	$13.11	$11.47	$8.97	$15.09	$14.17	$12.55
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Managed Growth Division2

Accumulation unit value:
Beginning of period	$11.81	$9.45	$14.97	$14.11	$12.66	$11.85
End of period	$13.39	$11.81	$9.45	$14.97	$14.11	$12.66
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

JNL/S&P Managed Moderate Growth Division2

Accumulation unit value:
Beginning of period	$12.13	$10.07	$14.22	$13.41	$12.24	$11.62
End of period	$13.41	$12.13	$10.07	$14.22	$13.41	$12.24
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Select Balanced Division2

Accumulation unit value:
Beginning of period	$22.64	$19.37	$25.03	$23.86	$21.50	$20.67
End of period	$24.50	$22.64	$19.37	$25.03	$23.86	$21.50
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Select Money Market Division2

Accumulation unit value:
Beginning of period	$11.34	$11.60	$11.63	$11.37	$11.14	$11.11
End of period	$11.07	$11.34	$11.60	$11.63	$11.37	$11.14
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Select Value Division2

Accumulation unit value:
Beginning of period	$16.62	$13.73	$21.10	$20.04	$16.98	$15.92
End of period	$18.45	$16.62	$13.73	$21.10	$20.04	$16.98
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Established Growth Division2

Accumulation unit value:
Beginning of period	$22.63	$16.15	$28.94	$26.93	$24.26	$22.98
End of period	$25.79	$22.63	$16.15	$28.94	$26.93	$24.26
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth Division2

Accumulation unit value:
Beginning of period	$33.56	$23.41	$40.40	$35.31	$33.87	$29.49
End of period	$41.90	$33.56	$23.41	$40.40	$35.31	$33.87
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
End of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A
Accumulation units outstanding at the end of period	$N/A	$N/A	$N/A	$N/A	$N/A	$N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Value Division2

Accumulation unit value:
Beginning of period	$11.73	$8.77	$15.08	$15.32	$13.07	$12.39
End of period	$13.27	$11.73	$8.77	$15.08	$15.32	$13.07
Accumulation units outstanding at the end of period	-	-	-	-	-	-

1 -	January 10, 2005
2 -	January 18, 2005
3 -	May 23, 2005
4 -	January 6, 2006
5 -	January 17, 2006
6 -	January 19, 2006
7 -	February 1, 2006
8 -	February 2, 2006
9 -	February 7, 2006
10 -	February 8, 2006
11 -	February 9, 2006
12 -	February 21, 2006
13 -	March 9, 2006
14 -	March 13, 2006
15 -	April 3, 2006
16 -	April 10, 2006
17 -	April 28, 2006
18 -	May 2, 2006
19 -	May 5, 2006
20 -	May 12, 2006
21 -	May 19, 2006
22 -	May 26, 2006
23 -	May 31, 2006
24 -	June 12, 2006
25 -	June 13, 2006
26 -	June 21, 2006
27 -	June 30, 2006
28 -	July 3, 2006
29 -	July 25, 2006
30 -	July 31, 2006
31 -	August 1, 2006
32 -	August 3, 2006
33 -	August 8, 2006
34 -	August 10, 2006
35 -	September 1, 2006
36 -	October 4, 2006
37 -	October 5, 2006
38 -	October 19, 2006
39 -	October 27, 2006
40 -	November 8, 2006
41 -	November 20, 2006
42 -	November 22, 2006
43 -	November 28, 2006
44 -	January 3, 2007
45 -	January 17, 2007
46 -	January 25, 2007
47 -	January 29, 2007
48 -	January 31, 2007
49 -	February 6, 2007
50 -	February 9, 2007
51 -	February 22, 2007
52 -	March 1, 2007
53 -	March 5, 2007
54 -	March 6, 2007
55 -	March 21, 2007
56 -	March 22, 2007
57 -	March 26, 2007
58 -	May 3, 2007
59 -	May 7, 2007
60 -	May 24, 2007
61 -	June 1, 2007
62 -	June 6, 2007
63 -	June 11, 2007
64 -	June 15, 2007
65 -	June 18, 2007
66 -	June 19, 2007
67 -	June 29, 2007
68 -	July 13, 2007
69 -	July 17, 2007
70 -	July 19, 2007
71 -	July 30, 2007
72 -	August 13, 2007
73 -	September 13, 2007
74 -	September 28, 2007
75 -	October 8, 2007
76 -	November 30, 2007
77 -	January 2, 2008
78 -	January 7, 2008
79 -	January 23, 2008
80 -	February 4, 2008
81 -	April 4, 2008
82 -	April 10, 2008
83 -	April 28, 2008
84 -	May 21, 2008
85 -	May 22, 2008
86 -	August 4, 2008
87 -	October 20, 2008
88 -	October 29, 2008
89 -	November 6, 2008
90 -	January 2, 2009
91 -	April 3, 2009
92 -	April 27, 2009
93 -	May 4, 2009
94 -	July 13, 2009
95 -	July 29, 2009
96 -	September 10, 2009
97 -	September 17, 2009
98 -	September 24, 2009
99 -	September 25, 2009
100 -	September 28, 2009
101 -	September 30, 2009
102 -	October 2, 2009
103 -	October 7, 2009
104 -	October 15, 2009
105 -	October 20, 2009
106 -	October 21, 2009
107 -	October 23, 2009
108 -	October 27, 2009
109 -	October 29, 2009
110 -	October 30, 2009
111 -	November 3, 2009
112 -	November 16, 2009
113 -	November 27, 2009
114 -	December 3, 2009
115 -	December 7, 2009
116 -	December 9, 2009
117 -	December 14, 2009
118 -	December 21, 2009
119 -	December 22, 2009
120 -	December 24, 2009
121 -	December 29, 2009
122 -	January 4, 2010
123 -	January 13, 2010
124 -	March 4, 2010
125 -	March 10, 2010
126 -	March 12, 2010
127 -	March 17, 2010
128 -	March 18, 2010
129 -	March 19, 2010
130 -	April 5, 2010
131 -	May 4, 2010
132 -	May 6, 2010
133 -	May 10, 2010
134 -	May 14, 2010
135 -	May 17, 2010
136 -	May 18, 2010
137 -	June 1, 2010
138 -	June 3, 2010
139 -	June 4, 2010
140 -	June 7, 2010
141 -	June 17, 2010
142 -	June 21, 2010
143 -	July 6, 2010
144 -	August 23, 2010
145 -	October 7, 2010
146 -	October 11, 2010
147 -	November 22, 2010
148 -	November 29, 2010
149 -	December 2, 2010
150 -	December 17, 2010
151 -	December 21, 2010
152 -	December 28, 2010

JNLNY Separate Account I

Financial Statements

December 31, 2010

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2010

					JNL/American		JNL/American	JNL/American
	JNL	JNL	JNL	JNL	Funds Blue Chip	JNL/American	Funds Global	Funds	JNL/American	JNL/American
	Institutional	Institutional	Institutional	Institutional	Income and	Funds Global	Small	Growth-	Funds	Funds New
	Alt 20	Alt 35	Alt 50	Alt 65	Growth	Bond	Capitalization	Income	International	World
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments, at value (a)	$22,417,478	$18,229,303	$32,486,874	$42,126,433	$9,396,411	$5,706,855	$6,409,168	$9,854,110	$4,824,671	$5,159,733
Receivables:
Investment securities sold	3,794	10,061	2,917	2,290	1,359	695	1,310	1,317	747	756
Sub-account units sold	64,819	9,168	11,971	17,886	25,332	1,883	109,425	7,810	30,914	19,356
Total assets	22,486,091	18,248,532	32,501,762	42,146,609	9,423,102	5,709,433	6,519,903	9,863,237	4,856,332	5,179,845

Liabilities
Payables:
Investment securities purchased	64,819	9,168	11,971	17,886	25,332	1,883	109,425	7,810	30,914	19,356
Sub-account units redeemed	2,836	9,292	1,550	477	969	439	1,019	908	543	536
Insurance fees due to Jackson
of New York	958	769	1,367	1,813	390	256	291	409	204	220
Total liabilities	68,613	19,229	14,888	20,176	26,691	2,578	110,735	9,127	31,661	20,112
Net assets (Note 7)	$22,417,478	$18,229,303	$32,486,874	$42,126,433	$9,396,411	$5,706,855	$6,409,168	$9,854,110	$4,824,671	$5,159,733

(a) Investment shares	1,565,466	1,211,249	2,097,280	2,621,433	904,371	546,111	574,813	942,977	444,670	454,202
Investments at cost	$20,329,511	$16,242,956	$29,118,548	$39,968,680	$8,562,485	$5,669,240	$5,787,137	$8,991,524	$4,451,143	$4,741,119

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2010

					JNL/Capital
			JNL/Capital	JNL/Capital	Guardian				JNL/Franklin
	JNL/BlackRock	JNL/BlackRock	Guardian	Guardian Global	U.S.	JNL/Eagle	JNL/Eagle		Templeton	JNL/Franklin
	Commodity	Global	Global	Diversified	Growth	Core	SmallCap	JNL/Franklin	Global	Templeton
	Securities	Allocation	Balanced	Research	Equity	Equity	Equity	Templeton Founding	Growth	Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Strategy Portfolio	Portfolio	Portfolio
Assets
Investments, at value (a)	$31,623,300	$7,298,193	$18,133,177	$11,063,356	$20,024,681	$5,549,587	$29,936,116	$57,185,476	$9,349,260	$53,897,459
Receivables:
Investment securities sold	11,747	489	5,852	14,380	14,995	845	19,949	5,164	1,504	25,237
Sub-account units sold	110,391	9,708	4,823	323	1,675	363	51,064	20,718	2,564	38,739
Total assets	31,745,438	7,308,390	18,143,852	11,078,059	20,041,351	5,550,795	30,007,129	57,211,358	9,353,328	53,961,435

Liabilities
Payables:
Investment securities purchased	110,391	9,708	4,823	323	1,675	363	51,064	20,718	2,564	38,739
Sub-account units redeemed	10,296	176	5,042	13,894	14,107	601	18,631	2,617	1,103	22,873
Insurance fees due to Jackson
of New York	1,451	313	810	486	888	244	1,318	2,547	401	2,364
Total liabilities	122,138	10,197	10,675	14,703	16,670	1,208	71,013	25,882	4,068	63,976
Net assets (Note 7)	$31,623,300	$7,298,193	$18,133,177	$11,063,356	$20,024,681	$5,549,587	$29,936,116	$57,185,476	$9,349,260	$53,897,459

(a) Investment shares	2,869,628	705,139	1,904,746	476,253	945,006	757,106	1,368,195	6,476,271	1,157,087	5,336,382
Investments at cost	$26,747,479	$7,157,615	$17,704,046	$10,141,198	$17,508,467	$5,443,309	$25,525,340	$55,780,143	$9,151,150	$51,470,635

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2010

	JNL/Franklin		JNL/Franklin	JNL/	JNL/Goldman	JNL/
	Templeton Inter-	JNL/Franklin	Templeton	Goldman	Sachs	Goldman	JNL/Goldman	JNL/Invesco	JNL/Invesco	JNL/Invesco
	national Small	Templeton	Small Cap	Sachs	Emerging	Sachs	Sachs U.S.	Global Real	International	Large Cap
	Cap	Mutual	Value	Core Plus	Markets Debt	Mid Cap	Equity Flex	Estate	Growth	Growth
	Growth Portfolio	Shares Portfolio	Portfolio	Bond Portfolio	Portfolio	Value Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Investments, at value (a)	$8,310,775	$17,073,033	$13,063,817	$23,678,347	$14,481,626	$11,927,668	$5,597,727	$16,691,213	$18,690,943	$13,781,275
Receivables:
Investment securities sold	1,237	2,133	6,069	4,953	176,968	9,141	1,501	1,572	2,591	14,127
Sub-account units sold	1,361	21,475	39,643	45,068	83,005	16,895	8,009	35,532	7,289	-
Total assets	8,313,373	17,096,641	13,109,529	23,728,368	14,741,599	11,953,704	5,607,237	16,728,317	18,700,823	13,795,402

Liabilities
Payables:
Investment securities purchased	1,361	21,475	39,643	45,068	83,005	16,895	8,009	35,532	7,289	-
Sub-account units redeemed	870	1,390	5,489	3,886	176,330	8,622	1,257	819	1,736	13,521
Insurance fees due to Jackson
of New York	367	743	580	1,067	638	519	244	753	855	606
Total liabilities	2,598	23,608	45,712	50,021	259,973	26,036	9,510	37,104	9,880	14,127
Net assets (Note 7)	$8,310,775	$17,073,033	$13,063,817	$23,678,347	$14,481,626	$11,927,668	$5,597,727	$16,691,213	$18,690,943	$13,781,275

(a) Investment shares	1,017,231	2,013,329	1,185,464	1,950,440	1,060,925	1,125,252	683,483	1,963,672	1,807,635	1,094,621
Investments at cost	$6,816,535	$15,840,999	$11,129,072	$23,293,748	$13,594,635	$10,487,045	$5,157,396	$16,117,148	$18,198,903	$12,099,816

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2010

	JNL/Invesco	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	JNL/JPMorgan	JNL/Lazard	JNL/Lazard	JNL/M&G	JNL/M&G
	Small Cap	Asset	International	MidCap	U.S. Government	Emerging	Mid Cap	Global	Global	JNL/MCM
	Growth	Strategy	Value	Growth	& Quality Bond	Markets	Equity	Basics	Leaders	10 x 10
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Investments, at value (a)	$9,681,115	$30,214,491	$18,236,946	$19,305,101	$24,533,169	$56,930,536	$13,799,529	$1,664,376	$1,296,831	$28,350,841
Receivables:
Investment securities sold	3,704	4,585	4,222	51,038	11,668	57,485	2,852	1,936	95	2,912
Sub-account units sold	15,977	114,839	47,870	36,313	18,951	174,365	76	-	215	-
Total assets	9,700,796	30,333,915	18,289,038	19,392,452	24,563,788	57,162,386	13,802,457	1,666,312	1,297,141	28,353,753

Liabilities
Payables:
Investment securities purchased	15,977	114,839	47,870	36,313	18,951	174,365	76	-	215	-
Sub-account units redeemed	3,270	3,277	3,397	50,190	10,587	54,905	2,203	1,860	37	1,696
Insurance fees due to Jackson
of New York	434	1,308	825	848	1,081	2,580	649	76	58	1,216
Total liabilities	19,681	119,424	52,092	87,351	30,619	231,850	2,928	1,936	310	2,912
Net assets (Note 7)	$9,681,115	$30,214,491	$18,236,946	$19,305,101	$24,533,169	$56,930,536	$13,799,529	$1,664,376	$1,296,831	$28,350,841

(a) Investment shares	758,708	2,643,437	2,425,126	964,291	1,895,917	4,708,895	1,190,641	111,107	101,792	3,449,007
Investments at cost	$7,739,370	$27,622,309	$20,989,695	$14,561,596	$24,091,692	$48,932,644	$13,064,829	$1,387,348	$1,115,528	$26,900,116

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2010

				JNL/MCM	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM
		JNL/MCM	JNL/MCM	Consumer	Dow	JNL/MCM	Financial	Global	Healthcare	JNL/MCM
	JNL/MCM	Bond Index	Communications	Brands	Dividend	European 30	Sector	Alpha	Sector	Index 5
	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Investments, at value (a)	$26,660,420	$22,460,718	$4,063,362	$3,220,260	$17,318,096	$1,305,737	$9,304,134	$917,015	$11,108,208	$29,866,828
Receivables:
Investment securities sold	31,642	4,933	548	413	2,103	506	3,137	126	1,112	31,347
Sub-account units sold	71,522	3,918	1,188	744	49,320	91	1,789	2,236	8,063	48,223
Total assets	26,763,584	22,469,569	4,065,098	3,221,417	17,369,519	1,306,334	9,309,060	919,377	11,117,383	29,946,398

Liabilities
Payables:
Investment securities purchased	71,522	3,918	1,188	744	49,320	91	1,789	2,236	8,063	48,223
Sub-account units redeemed	30,410	3,914	360	272	1,306	445	2,713	87	607	29,990
Insurance fees due to Jackson
of New York	1,232	1,019	188	141	797	61	424	39	505	1,357
Total liabilities	103,164	8,851	1,736	1,157	51,423	597	4,926	2,362	9,175	79,570
Net assets (Note 7)	$26,660,420	$22,460,718	$4,063,362	$3,220,260	$17,318,096	$1,305,737	$9,304,134	$917,015	$11,108,208	$29,866,828

(a) Investment shares	2,132,834	1,914,810	1,170,998	324,296	2,604,225	113,740	1,294,038	87,585	978,697	3,104,660
Investments at cost	$24,684,338	$21,744,153	$3,903,308	$2,846,324	$19,055,498	$1,251,621	$8,638,668	$884,970	$10,795,123	$23,846,096

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2010

	JNL/MCM				JNL/MCM	JNL/MCM	JNL/MCM		JNL/MCM	JNL/MCM
	International	JNL/MCM	JNL/MCM	JNL/MCM	NYSE	Oil & Gas	Pacific	JNL/MCM	S&P 400	S&P 500
	Index	JNL 5	JNL Optimized	Nasdaq 25	International	Sector	Rim 30	S&P 24	MidCap	Index
	Portfolio	Portfolio	5 Portfolio	Portfolio	25 Portfolio	Portfolio	Portfolio	Portfolio	Index Portfolio	Portfolio
Assets
Investments, at value (a)	$34,076,029	$255,346,979	$33,785,801	$5,544,742	$6,019,564	$30,493,279	$3,375,534	$1,552,338	$35,870,995	$65,927,693
Receivables:
Investment securities sold	10,240	96,144	2,762	943	1,309	76,351	2,573	164	27,644	23,494
Sub-account units sold	32,624	53,047	21,635	35	2,361	38,301	3,883	-	18,775	28,421
Total assets	34,118,893	255,496,170	33,810,198	5,545,720	6,023,234	30,607,931	3,381,990	1,552,502	35,917,414	65,979,608

Liabilities
Payables:
Investment securities purchased	32,624	53,047	21,635	35	2,361	38,301	3,883	-	18,775	28,421
Sub-account units redeemed	8,646	84,279	1,218	682	1,021	74,933	2,428	93	25,968	20,566
Insurance fees due to Jackson
of New York	1,594	11,865	1,544	261	288	1,418	145	71	1,676	2,928
Total liabilities	42,864	149,191	24,397	978	3,670	114,652	6,456	164	46,419	51,915
Net assets (Note 7)	$34,076,029	$255,346,979	$33,785,801	$5,544,742	$6,019,564	$30,493,279	$3,375,534	$1,552,338	$35,870,995	$65,927,693

(a) Investment shares	2,730,451	29,350,227	3,800,428	482,152	817,876	1,139,510	265,581	152,940	2,588,095	6,225,467
Investments at cost	$36,072,047	$305,942,102	$32,845,598	$4,999,482	$6,271,490	$28,359,426	$3,116,388	$1,359,210	$31,718,537	$59,705,687

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2010

							JNL/
		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer
	JNL/MCM	Select Small-	Small Cap	Technology	Value		Global	JNL/PAM	JNL/PAM	JNL/PIMCO
	S&P SMid	Cap	Index	Sector	Line 30	JNL/MCM	Growth	Asia ex-Japan	China-India	Real Return
	60 Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Investments, at value (a)	$11,166,607	$8,067,684	$31,065,969	$19,316,718	$31,853,672	$11,904,511	$21,461,730	$9,192,808	$21,617,761	$45,867,748
Receivables:
Investment securities sold	8,715	1,529	18,693	9,197	15,965	1,789	2,232	11,531	135,717	12,128
Sub-account units sold	7,433	-	41,524	94,283	1,267	116	3,641	-	48,709	148,660
Total assets	11,182,755	8,069,213	31,126,186	19,420,198	31,870,904	11,906,416	21,467,603	9,204,339	21,802,187	46,028,536

Liabilities
Payables:
Investment securities purchased	7,433	-	41,524	94,283	1,267	116	3,641	-	48,709	148,660
Sub-account units redeemed	8,204	1,156	17,223	8,295	14,485	1,229	1,263	11,123	134,738	10,086
Insurance fees due to Jackson
of New York	511	373	1,470	902	1,480	560	969	408	979	2,042
Total liabilities	16,148	1,529	60,217	103,480	17,232	1,905	5,873	11,531	184,426	160,788
Net assets (Note 7)	$11,166,607	$8,067,684	$31,065,969	$19,316,718	$31,853,672	$11,904,511	$21,461,730	$9,192,808	$21,617,761	$45,867,748

(a) Investment shares	985,579	727,474	2,463,598	2,675,446	2,424,176	1,707,964	2,049,831	946,736	2,420,802	3,803,296
Investments at cost	$9,251,867	$9,702,003	$26,239,704	$15,648,386	$34,234,917	$14,507,908	$20,366,712	$7,594,532	$18,525,643	$44,742,357

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2010

		JNL/	JNL/
		PPM	PPM	JNL/	JNL/	JNL/
	JNL/PIMCO	America	America	PPM America	PPM	Red Rocks		JNL/S&P	JNL/S&P	JNL/S&P
	Total Return	High Yield	Mid Cap	Small Cap	America	Listed		Competitive	Disciplined	Disciplined
	Bond	Bond	Value	Value	Value Equity	Private Equity	JNL/S&P 4	Advantage	Growth	Moderate
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Investments, at value (a)	$155,395,705	$38,138,201	$2,878,712	$2,589,196	$5,414,150	$5,977,442	$46,655,478	$5,117,229	$8,907,186	$23,776,900
Receivables:
Investment securities sold	56,719	7,964	2,236	526	344	2,952	10,958	547	613	1,669
Sub-account units sold	142,610	15,396	166,010	157,810	81	22,039	3,864	-	-	336
Total assets	155,595,034	38,161,561	3,046,958	2,747,532	5,414,575	6,002,433	46,670,300	5,117,776	8,907,799	23,778,905

Liabilities
Payables:
Investment securities purchased	142,610	15,396	166,010	157,810	81	22,039	3,864	-	-	336
Sub-account units redeemed	49,665	6,243	2,120	426	113	2,685	8,915	304	225	620
Insurance fees due to Jackson
of New York	7,054	1,721	116	100	231	267	2,043	243	388	1,049
Total liabilities	199,329	23,360	168,246	158,336	425	24,991	14,822	547	613	2,005
Net assets (Note 7)	$155,395,705	$38,138,201	$2,878,712	$2,589,196	$5,414,150	$5,977,442	$46,655,478	$5,117,229	$8,907,186	$23,776,900

(a) Investment shares	12,582,648	5,717,871	269,290	255,597	445,609	593,589	4,296,085	478,246	1,045,444	2,413,899
Investments at cost	$157,540,577	$36,376,976	$2,432,012	$2,286,054	$5,252,744	$4,968,983	$36,523,649	$4,274,116	$7,783,294	$21,696,193

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2010

				JNL/				JNL/
	JNL/S&P	JNL/S&P		S&P	JNL/	JNL/	JNL/	S&P
	Disciplined	Dividend	JNL/S&P	Managed	S&P	S&P	S&P	Managed
	Moderate	Income	Intrinsic	Aggressive	Managed	Managed	Managed	Moderate	JNL/S&P	JNL/Select
	Growth	& Growth	Value	Growth	Conservative	Growth	Moderate	Growth	Total Yield	Balanced
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Investments, at value (a)	$24,630,346	$11,456,915	$4,508,146	$69,459,420	$88,158,503	$168,908,532	$146,451,063	$210,716,117	$1,932,912	$56,078,412
Receivables:
Investment securities sold	2,742	2,098	311	7,834	80,633	166,454	285,940	163,519	581	6,144
Sub-account units sold	43	64,169	-	393,314	1,812	298,559	36,432	335,616	-	42,735
Total assets	24,633,131	11,523,182	4,508,457	69,860,568	88,240,948	169,373,545	146,773,435	211,215,252	1,933,493	56,127,291

Liabilities
Payables:
Investment securities purchased	43	64,169	-	393,314	1,812	298,559	36,432	335,616	-	42,735
Sub-account units redeemed	1,710	1,621	112	4,399	76,757	158,860	279,437	154,122	495	3,746
Insurance fees due to Jackson
of New York	1,032	477	199	3,435	3,876	7,594	6,503	9,397	86	2,398
Total liabilities	2,785	66,267	311	401,148	82,445	465,013	322,372	499,135	581	48,879
Net assets (Note 7)	$24,630,346	$11,456,915	$4,508,146	$69,459,420	$88,158,503	$168,908,532	$146,451,063	$210,716,117	$1,932,912	$56,078,412

(a) Investment shares	2,709,609	1,173,864	452,171	5,707,430	8,014,409	15,108,098	12,857,863	17,857,298	198,451	3,409,022
Investments at cost	$21,827,472	$10,242,060	$4,451,342	$64,104,770	$85,776,002	$157,093,623	$138,029,204	$196,804,498	$1,791,507	$51,673,629

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2010

		JNL/	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
	JNL/Select	Select	Price	Price Mid-Cap	Price Short-	JNL/T. Rowe
	Money Market	Value	Established	Growth	Term	Price Value
	Portfolio	Portfolio	Growth Portfolio	Portfolio	Bond Portfolio	Portfolio
Assets
Investments, at value (a)	$25,380,754	$19,318,693	$54,173,715	$68,198,227	$13,770,108	$30,599,249
Receivables:
Investment securities sold	2,827	2,669	24,849	39,077	4,478	10,889
Sub-account units sold	145,014	53,289	57,754	109,613	7,780	5,012
Total assets	25,528,595	19,374,651	54,256,318	68,346,917	13,782,366	30,615,150

Liabilities
Payables:
Investment securities purchased	145,014	53,289	57,754	109,613	7,780	5,012
Sub-account units redeemed	1,713	1,800	22,491	36,098	3,864	9,527
Insurance fees due to Jackson
of New York	1,114	869	2,358	2,979	614	1,362
Total liabilities	147,841	55,958	82,603	148,690	12,258	15,901
Net assets (Note 7)	$25,380,754	$19,318,693	$54,173,715	$68,198,227	$13,770,108	$30,599,249

(a) Investment shares	25,380,754	1,112,187	2,552,955	2,290,068	1,393,736	2,822,809
Investments at cost	$25,380,754	$17,340,198	$46,724,362	$57,633,402	$13,897,968	$30,485,364
See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2010

					JNL/American
					Funds Blue		JNL/American	JNL/American
	JNL	JNL	JNL	JNL	Chip	JNL/American	Funds Global	Funds	JNL/American	JNL/American
	Institutional	Institutional	Institutional	Institutional	Income and	Funds Global	Small	Growth-	Funds	Funds New
	Alt 20	Alt 35	Alt 50	Alt 65	Growth	Bond	Capitalization	Income	International	World
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)
Investment income
Dividends	$100,678	$89,850	$157,770	$178,018	$-	$-	$-	$-	$-	$-

Expenses
Insurance charges (Note 3)	197,407	153,197	290,299	187,429	47,193	24,293	30,955	42,391	22,912	22,442
Total expenses	197,407	153,197	290,299	187,429	47,193	24,293	30,955	42,391	22,912	22,442
Net investment gain (loss)	(96,729)	(63,347)	(132,529)	(9,411)	(47,193)	(24,293)	(30,955)	(42,391)	(22,912)	(22,442)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	7,309	15,007	44,546	104,443	-	-	-	-	-	-
Investments	43,865	60,510	40,698	40,668	8,040	2,697	38,001	40,572	30,131	36,502
Net change in unrealized appreciation
(depreciation) on investments	1,901,526	1,763,003	3,125,072	1,923,426	833,926	37,615	622,031	862,587	373,528	418,615
Net realized and unrealized gain (loss)	1,952,700	1,838,520	3,210,316	2,068,537	841,966	40,312	660,032	903,159	403,659	455,117

Net increase (decrease) in net assets
from operations	$1,855,971	$1,775,173	$3,077,787	$2,059,126	$794,773	$16,019	$629,077	$860,768	$380,747	$432,675

(a) Commencement of operations May 3, 2010.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2010

					JNL/Capital
			JNL/Capital	JNL/Capital	Guardian				JNL/Franklin
	JNL/BlackRock	JNL/BlackRock	Guardian	Guardian Global	U.S.	JNL/Eagle	JNL/Eagle		Templeton	JNL/Franklin
	Commodity	Global	Global	Diversified	Growth	Core	SmallCap	JNL/Franklin	Global	Templeton
	Securities	Allocation	Balanced	Research	Equity	Equity	Equity	Templeton Founding	Growth	Income
	Portfolio	Portfolio(a)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Strategy Portfolio	Portfolio	Portfolio
Investment income
Dividends	$84,890	$-	$175,124	$71,141	$45,207	$13,821	$32,068	$1,508,299	$111,799	$1,798,682

Expenses
Insurance charges (Note 3)	455,740	9,532	253,100	160,401	288,679	69,675	229,924	790,273	115,154	693,055
Total expenses	455,740	9,532	253,100	160,401	288,679	69,675	229,924	790,273	115,154	693,055
Net investment gain (loss)	(370,850)	(9,532)	(77,976)	(89,260)	(243,472)	(55,854)	(197,856)	718,026	(3,355)	1,105,627

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	-	-	-	-	-	-
Investments	(345,046)	101	(249,112)	(104,706)	155,690	(247,296)	416,177	(297,033)	(97,020)	63,664
Net change in unrealized appreciation
(depreciation) on investments	4,736,672	140,578	1,517,764	1,159,020	2,234,413	790,210	4,197,299	3,882,066	645,604	3,470,627
Net realized and unrealized gain (loss)	4,391,626	140,679	1,268,652	1,054,314	2,390,103	542,914	4,613,476	3,585,033	548,584	3,534,291

Net increase (decrease) in net assets
from operations	$4,020,776	$131,147	$1,190,676	$965,054	$2,146,631	$487,060	$4,415,620	$4,303,059	$545,229	$4,639,918

(a) Commencement of operations October 11, 2010.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2010

	JNL/Franklin		JNL/Franklin	JNL/	JNL/Goldman	JNL/
	Templeton Inter-	JNL/Franklin	Templeton	Goldman	Sachs	Goldman	JNL/Goldman	JNL/Invesco	JNL/Invesco	JNL/Invesco
	national Small	Templeton	Small Cap	Sachs	Emerging	Sachs	Sachs U.S.	Global Real	International	Large Cap
	Cap	Mutual	Value	Core Plus	Markets Debt	Mid Cap	Equity Flex	Estate	Growth	Growth
	Growth Portfolio	Shares Portfolio	Portfolio	Bond Portfolio	Portfolio	Value Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment income
Dividends	$86,027	$3,261	$45,326	$581,529	$124,554	$52,104	$32,594	$638,172	$124,405	$33,251

Expenses
Insurance charges (Note 3)	109,168	208,568	131,546	354,760	150,690	131,612	69,081	200,039	310,715	179,747
Total expenses	109,168	208,568	131,546	354,760	150,690	131,612	69,081	200,039	310,715	179,747
Net investment gain (loss)	(23,141)	(205,307)	(86,220)	226,769	(26,136)	(79,508)	(36,487)	438,133	(186,310)	(146,496)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	262,117	31,203	-	-	-	-	-
Investments	134,027	(5,287)	112,438	270,919	455,185	(80,611)	(1,504)	(719,518)	(458,848)	6,006
Net change in unrealized appreciation
(depreciation) on investments	1,052,056	1,554,453	1,952,589	283,052	734,438	1,935,015	429,976	1,978,180	2,672,050	1,893,795
Net realized and unrealized gain (loss)	1,186,083	1,549,166	2,065,027	816,088	1,220,826	1,854,404	428,472	1,258,662	2,213,202	1,899,801

Net increase (decrease) in net assets
from operations	$1,162,942	$1,343,859	$1,978,807	$1,042,857	$1,194,690	$1,774,896	$391,985	$1,696,795	$2,026,892	$1,753,305

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2010

	JNL/Invesco	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	JNL/JPMorgan	JNL/Lazard	JNL/Lazard	JNL/M&G	JNL/M&G
	Small Cap	Asset	International	MidCap	U.S. Government	Emerging	Mid Cap	Global	Global	JNL/MCM
	Growth	Strategy	Value	Growth	& Quality Bond	Markets	Equity	Basics	Leaders	10 x 10
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment income
Dividends	$-	$1,121	$448,886	$-	$656,301	$237,232	$60,364	$9,349	$3,913	$479,672

Expenses
Insurance charges (Note 3)	130,252	273,800	311,582	264,617	329,990	708,060	201,556	20,638	13,279	368,065
Total expenses	130,252	273,800	311,582	264,617	329,990	708,060	201,556	20,638	13,279	368,065
Net investment gain (loss)	(130,252)	(272,679)	137,304	(264,617)	326,311	(470,828)	(141,192)	(11,289)	(9,366)	111,607

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	1,939	-	-	-	-	-	5,629	12,611	12,462
Investments	167,843	(28,035)	(2,422,810)	872,742	319,972	1,587,219	(485,973)	31,154	17,873	(201,256)
Net change in unrealized appreciation
(depreciation) on investments	1,764,493	2,578,648	3,321,290	2,981,608	183,709	6,720,293	2,821,748	219,345	123,349	3,488,609
Net realized and unrealized gain (loss)	1,932,336	2,552,552	898,480	3,854,350	503,681	8,307,512	2,335,775	256,128	153,833	3,299,815

Net increase (decrease) in net assets
from operations	$1,802,084	$2,279,873	$1,035,784	$3,589,733	$829,992	$7,836,684	$2,194,583	$244,839	$144,467	$3,411,422

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2010

				JNL/MCM	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM
		JNL/MCM	JNL/MCM	Consumer	Dow	JNL/MCM	Financial	Global	Healthcare	JNL/MCM
	JNL/MCM	Bond Index	Communications	Brands	Dividend	European 30	Sector	Alpha	Sector	Index 5
	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment income
Dividends	$573,472	$564,387	$68,428	$11,587	$452,371	$748	$99,315	$-	$113,361	$262,638

Expenses
Insurance charges (Note 3)	318,248	353,481	35,490	38,590	248,963	17,536	127,391	8,723	164,680	430,397
Total expenses	318,248	353,481	35,490	38,590	248,963	17,536	127,391	8,723	164,680	430,397
Net investment gain (loss)	255,224	210,906	32,938	(27,003)	203,408	(16,788)	(28,076)	(8,723)	(51,319)	(167,759)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	36,585	-	-	-	5,791	-	208	-	19,858
Investments	124,375	266,097	(99,108)	(27,644)	(981,447)	(14,529)	65,226	4,663	3,755	461,901
Net change in unrealized appreciation
(depreciation) on investments	2,409,732	285,687	539,162	452,062	2,238,825	37,524	805,524	33,127	299,550	3,205,761
Net realized and unrealized gain (loss)	2,534,107	588,369	440,054	424,418	1,257,378	28,786	870,750	37,998	303,305	3,687,520

Net increase (decrease) in net assets
from operations	$2,789,331	$799,275	$472,992	$397,415	$1,460,786	$11,998	$842,674	$29,275	$251,986	$3,519,761

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2010

	JNL/MCM				JNL/MCM	JNL/MCM	JNL/MCM		JNL/MCM	JNL/MCM
	International	JNL/MCM	JNL/MCM	JNL/MCM	NYSE	Oil & Gas	Pacific	JNL/MCM	S&P 400	S&P 500
	Index	JNL 5	JNL Optimized	Nasdaq 25	International	Sector	Rim 30	S&P 24	MidCap	Index
	Portfolio	Portfolio	5 Portfolio	Portfolio	25 Portfolio	Portfolio	Portfolio	Portfolio	Index Portfolio	Portfolio
Investment income
Dividends	$608,251	$5,040,856	$627,530	$9,861	$122,013	$250,541	$-	$3,899	$205,542	$789,736

Expenses
Insurance charges (Note 3)	538,198	4,159,143	492,036	81,794	94,680	390,294	31,891	19,850	501,809	917,853
Total expenses	538,198	4,159,143	492,036	81,794	94,680	390,294	31,891	19,850	501,809	917,853
Net investment gain (loss)	70,053	881,713	135,494	(71,933)	27,333	(139,753)	(31,891)	(15,951)	(296,267)	(128,117)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	-	-	451	-	267,408	73,285
Investments	(1,532,749)	(20,227,116)	(448,311)	47,800	(228,967)	(1,281,175)	37,962	(6,184)	(89,958)	703,451
Net change in unrealized appreciation
(depreciation) on investments	3,036,097	54,049,273	3,998,343	730,297	140,323	5,848,495	239,040	217,045	6,467,377	6,682,155
Net realized and unrealized gain (loss)	1,503,348	33,822,157	3,550,032	778,097	(88,644)	4,567,320	277,453	210,861	6,644,827	7,458,891

Net increase (decrease) in net assets
from operations	$1,573,401	$34,703,870	$3,685,526	$706,164	$(61,311)	$4,427,567	$245,562	$194,910	$6,348,560	$7,330,774

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2010

							JNL/
		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer
	JNL/MCM	Select Small-	Small Cap	Technology	Value		Global	JNL/PAM	JNL/PAM	JNL/PIMCO
	S&P SMid	Cap	Index	Sector	Line 30	JNL/MCM	Growth	Asia ex-Japan	China-India	Real Return
	60 Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment income
Dividends	$10,366	$33,404	$175,354	$27,970	$173,999	$260,160	$150,755	$8,653	$-	$593,450

Expenses
Insurance charges (Note 3)	197,221	108,622	471,543	351,339	501,795	190,082	302,148	109,969	272,159	594,818
Total expenses	197,221	108,622	471,543	351,339	501,795	190,082	302,148	109,969	272,159	594,818
Net investment gain (loss)	(186,855)	(75,218)	(296,189)	(323,369)	(327,796)	70,078	(151,393)	(101,316)	(272,159)	(1,368)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	-	-	-	-	198,070	849,023
Investments	794,399	(676,266)	(80,113)	2,143,080	(1,925,925)	(1,302,607)	(585,722)	125,628	770,949	438,351
Net change in unrealized appreciation
(depreciation) on investments	530,162	1,560,200	6,548,213	(218,377)	7,989,342	2,705,694	3,103,878	1,106,417	1,406,217	481,106
Net realized and unrealized gain (loss)	1,324,561	883,934	6,468,100	1,924,703	6,063,417	1,403,087	2,518,156	1,232,045	2,375,236	1,768,480

Net increase (decrease) in net assets
from operations	$1,137,706	$808,716	$6,171,911	$1,601,334	$5,735,621	$1,473,165	$2,366,763	$1,130,729	$2,103,077	$1,767,112
See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2010

		JNL/	JNL/
		PPM	PPM	JNL/	JNL/	JNL/
	JNL/PIMCO	America	America	PPM America	PPM	Red Rocks		JNL/S&P	JNL/S&P	JNL/S&P
	Total Return	High Yield	Mid Cap	Small Cap	America	Listed		Competitive	Disciplined	Disciplined
	Bond	Bond	Value	Value	Value Equity	Private Equity	JNL/S&P 4	Advantage	Growth	Moderate
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment income
Dividends	$3,168,762	$2,366,303	$55	$3,127	$57,564	$9,550	$-	$39,338	$93,985	$192,480

Expenses
Insurance charges (Note 3)	2,186,307	527,096	25,778	21,469	57,238	52,526	628,802	118,731	111,777	266,580
Total expenses	2,186,307	527,096	25,778	21,469	57,238	52,526	628,802	118,731	111,777	266,580
Net investment gain (loss)	982,455	1,839,207	(25,723)	(18,342)	326	(42,976)	(628,802)	(79,393)	(17,792)	(74,100)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	5,751,877	-	-	115,847	-	30,621	31,014	194,893	-	-
Investments	1,518,012	680,661	(128,519)	40,927	(74,870)	110,567	1,136,754	1,698,610	82,292	110,147
Net change in unrealized appreciation
(depreciation) on investments	(2,304,255)	1,528,002	346,319	252,748	651,243	750,090	4,048,162	(1,102,660)	762,182	1,839,323
Net realized and unrealized gain (loss)	4,965,634	2,208,663	217,800	409,522	576,373	891,278	5,215,930	790,843	844,474	1,949,470

Net increase (decrease) in net assets
from operations	$5,948,089	$4,047,870	$192,077	$391,180	$576,699	$848,302	$4,587,128	$711,450	$826,682	$1,875,370

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2010

				JNL/				JNL/
	JNL/S&P	JNL/S&P		S&P	JNL/	JNL/	JNL/	S&P
	Disciplined	Dividend	JNL/S&P	Managed	S&P	S&P	S&P	Managed
	Moderate	Income	Intrinsic	Aggressive	Managed	Managed	Managed	Moderate	JNL/S&P	JNL/Select
	Growth	& Growth	Value	Growth	Conservative	Growth	Moderate	Growth	Total Yield	Balanced
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment income
Dividends	$224,779	$122,625	$18,550	$432,679	$1,876,687	$1,422,606	$2,486,366	$2,267,995	$13,361	$601,310

Expenses
Insurance charges (Note 3)	273,266	114,359	39,009	1,073,179	1,040,029	2,318,909	1,868,040	2,743,651	19,748	661,582
Total expenses	273,266	114,359	39,009	1,073,179	1,040,029	2,318,909	1,868,040	2,743,651	19,748	661,582
Net investment gain (loss)	(48,487)	8,266	(20,459)	(640,500)	836,658	(896,303)	618,326	(475,656)	(6,387)	(60,272)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	428,204	257,426	-	-	-	-	-	38,043	-
Investments	118,821	215,181	206,135	(562,009)	304,858	(1,074,379)	434,202	536,924	27,668	192,985
Net change in unrealized appreciation
(depreciation) on investments	2,371,880	657,325	(222,032)	9,873,293	3,172,633	21,741,166	9,987,492	19,431,578	57,815	4,065,451
Net realized and unrealized gain (loss)	2,490,701	1,300,710	241,529	9,311,284	3,477,491	20,666,787	10,421,694	19,968,502	123,526	4,258,436

Net increase (decrease) in net assets
from operations	$2,442,214	$1,308,976	$221,070	$8,670,784	$4,314,149	$19,770,484	$11,040,020	$19,492,846	$117,139	$4,198,164

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2010

		JNL/	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
	JNL/Select	Select	Price	Price Mid-Cap	Price Short-	JNL/T. Rowe
	Money Market	Value	Established	Growth	Term	Price Value
	Portfolio	Portfolio	Growth Portfolio	Portfolio	Bond Portfolio	Portfolio
Investment income
Dividends	$-	$160,648	$19,038	$99,926	$159,402	$270,302

Expenses
Insurance charges (Note 3)	381,514	258,494	704,384	827,651	182,173	422,086
Total expenses	381,514	258,494	704,384	827,651	182,173	422,086
Net investment gain (loss)	(381,514)	(97,846)	(685,346)	(727,725)	(22,771)	(151,784)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	1,296,443	-	-
Investments	-	44,451	263,226	728,805	(25,658)	(878,594)
Net change in unrealized appreciation
(depreciation) on investments	-	1,990,836	7,198,402	11,215,855	140,974	4,603,390
Net realized and unrealized gain (loss)	-	2,035,287	7,461,628	13,241,103	115,316	3,724,796

Net increase (decrease) in net assets
from operations	$(381,514)	$1,937,441	$6,776,282	$12,513,378	$92,545	$3,573,012

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

					JNL/American
					Funds Blue		JNL/American	JNL/American
	JNL	JNL	JNL	JNL	Chip	JNL/American	Funds Global	Funds	JNL/American	JNL/American
	Institutional	Institutional	Institutional	Institutional	Income and	Funds Global	Small	Growth-	Funds	Funds New
	Alt 20	Alt 35	Alt 50	Alt 65	Growth	Bond	Capitalization	Income	International	World
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)
Operations
Net investment income (loss)	$(96,729)	$(63,347)	$(132,529)	$(9,411)	$(47,193)	$(24,293)	$(30,955)	$(42,391)	$(22,912)	$(22,442)
Net realized gain (loss) on investments	51,174	75,517	85,244	145,111	8,040	2,697	38,001	40,572	30,131	36,502
Net change in unrealized appreciation
(depreciation) on investments	1,901,526	1,763,003	3,125,072	1,923,426	833,926	37,615	622,031	862,587	373,528	418,615
Net increase (decrease) in net assets
from operations	1,855,971	1,775,173	3,077,787	2,059,126	794,773	16,019	629,077	860,768	380,747	432,675

Contract transactions 1
Purchase payments (Note 4)	12,909,049	9,882,962	16,279,086	7,554,524	7,636,271	4,070,867	2,654,143	7,887,694	3,899,641	3,466,477
Surrenders and terminations	(334,152)	(295,345)	(629,700)	(385,776)	(127,788)	(73,812)	(68,716)	(131,736)	(43,812)	(62,168)
Transfers between portfolios	3,441,923	2,325,687	3,190,957	28,758,114	1,093,232	1,693,816	3,195,532	1,237,445	588,126	1,322,812
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(544)	(2,085)	(3,017)	(2,235)	(77)	(35)	(868)	(61)	(31)	(63)
Net increase (decrease) in net assets from
contract transactions	16,016,276	11,911,219	18,837,326	35,924,627	8,601,638	5,690,836	5,780,091	8,993,342	4,443,924	4,727,058

Net increase (decrease) in net assets	17,872,247	13,686,392	21,915,113	37,983,753	9,396,411	5,706,855	6,409,168	9,854,110	4,824,671	5,159,733

Net assets beginning of period	4,545,231	4,542,911	10,571,761	4,142,680	-	-	-	-	-	-

Net assets end of period	$22,417,478	$18,229,303	$32,486,874	$42,126,433	$9,396,411	$5,706,855	$6,409,168	$9,854,110	$4,824,671	$5,159,733

1 Contract unit transactions
Units Outstanding at December 31, 2009	361,252	347,489	788,104	300,164	-	-	-	-	-	-

Units Issued	1,303,386	982,194	1,478,288	2,497,368	1,082,722	560,569	723,237	984,682	480,995	491,357
Units Redeemed	(64,118)	(92,861)	(126,174)	(122,713)	(169,192)	(8,505)	(141,982)	(32,167)	(31,721)	(32,426)

Units Outstanding at December 31, 2010	1,600,520	1,236,822	2,140,218	2,674,819	913,530	552,064	581,255	952,515	449,274	458,931

(a) Commencement of operations May 3, 2010.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

					JNL/Capital
			JNL/Capital	JNL/Capital	Guardian				JNL/Franklin
	JNL/BlackRock	JNL/BlackRock	Guardian	Guardian Global	U.S.	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin
	Commodity	Global	Global	Diversified	Growth	Core	SmallCap	Templeton	Global	Templeton
	Securities	Allocation	Balanced	Research	Equity	Equity	Equity	Founding	Growth	Income
	Portfolio	Portfolio(a)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Strategy Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$(370,850)	$(9,532)	$(77,976)	$(89,260)	$(243,472)	$(55,854)	$(197,856)	$718,026	$(3,355)	$1,105,627
Net realized gain (loss) on investments	(345,046)	101	(249,112)	(104,706)	155,690	(247,296)	416,177	(297,033)	(97,020)	63,664
Net change in unrealized appreciation
(depreciation) on investments	4,736,672	140,578	1,517,764	1,159,020	2,234,413	790,210	4,197,299	3,882,066	645,604	3,470,627
Net increase (decrease) in net assets
from operations	4,020,776	131,147	1,190,676	965,054	2,146,631	487,060	4,415,620	4,303,059	545,229	4,639,918

Contract transactions 1
Purchase payments (Note 4)	6,959,483	5,208,719	3,735,207	2,795,685	4,470,718	1,719,428	4,044,743	13,628,500	2,953,891	13,556,456
Surrenders and terminations	(1,314,000)	(9,148)	(1,373,572)	(602,396)	(996,301)	(759,685)	(866,277)	(2,725,031)	(342,405)	(2,507,392)
Transfers between portfolios	(6,357,618)	1,967,518	604,992	(946,041)	(551,900)	(204,915)	12,082,939	403,452	364,019	3,536,865
Net annuitization transactions	-	-	-	(290)	-	-	-	-	-	-
Policyholder charges (Note 3)	(16,203)	(43)	(9,308)	(3,313)	(6,359)	(6,840)	(5,393)	(45,783)	(3,790)	(21,013)
Net increase (decrease) in net assets from
contract transactions	(728,338)	7,167,046	2,957,319	1,243,645	2,916,158	747,988	15,256,012	11,261,138	2,971,715	14,564,916

Net increase (decrease) in net assets	3,292,438	7,298,193	4,147,995	2,208,699	5,062,789	1,235,048	19,671,632	15,564,197	3,516,944	19,204,834

Net assets beginning of period	28,330,862	-	13,985,182	8,854,657	14,961,892	4,314,539	10,264,484	41,621,279	5,832,316	34,692,625

Net assets end of period	$31,623,300	$7,298,193	$18,133,177	$11,063,356	$20,024,681	$5,549,587	$29,936,116	$57,185,476	$9,349,260	$53,897,459

1 Contract unit transactions
Units Outstanding at December 31, 2009	2,933,991	-	1,299,082	445,523	800,330	327,716	520,649	5,213,865	782,372	3,530,627

Units Issued	1,467,495	709,539	501,314	192,256	514,171	166,503	1,017,763	2,213,085	561,735	1,874,090
Units Redeemed	(1,570,592)	(1,945)	(232,537)	(156,244)	(405,758)	(140,666)	(431,347)	(838,666)	(155,655)	(463,362)

Units Outstanding at December 31, 2010	2,830,894	707,594	1,567,859	481,535	908,743	353,553	1,107,065	6,588,284	1,188,452	4,941,355

(a) Commencement of operations October 11, 2010.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

	JNL/Franklin		JNL/Franklin	JNL/	JNL/Goldman	JNL/
	Templeton Inter-	JNL/Franklin	Templeton	Goldman	Sachs	Goldman	JNL/Goldman	JNL/Invesco	JNL/Invesco	JNL/Invesco
	national Small	Templeton	Small Cap	Sachs	Emerging	Sachs	Sachs U.S.	Global Real	International	Large Cap
	Cap	Mutual	Value	Core Plus	Markets Debt	Mid Cap	Equity Flex	Estate	Growth	Growth
	Growth Portfolio	Shares Portfolio	Portfolio	Bond Portfolio	Portfolio	Value Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$(23,141)	$(205,307)	$(86,220)	$226,769	$(26,136)	$(79,508)	$(36,487)	$438,133	$(186,310)	$(146,496)
Net realized gain (loss) on investments	134,027	(5,287)	112,438	533,036	486,388	(80,611)	(1,504)	(719,518)	(458,848)	6,006
Net change in unrealized appreciation
(depreciation) on investments	1,052,056	1,554,453	1,952,589	283,052	734,438	1,935,015	429,976	1,978,180	2,672,050	1,893,795
Net increase (decrease) in net assets
from operations	1,162,942	1,343,859	1,978,807	1,042,857	1,194,690	1,774,896	391,985	1,696,795	2,026,892	1,753,305

Contract transactions 1
Purchase payments (Note 4)	2,157,908	5,832,192	2,770,145	6,024,564	5,349,926	4,123,715	1,604,029	3,951,073	4,213,354	3,754,692
Surrenders and terminations	(326,821)	(761,835)	(443,574)	(1,936,406)	(490,906)	(598,554)	(228,442)	(700,350)	(1,000,459)	(1,080,411)
Transfers between portfolios	(219,688)	511,298	2,979,641	496,837	4,754,431	937,884	325,771	1,920,328	(2,759,332)	(42,093)
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(2,980)	(4,243)	(4,355)	(10,376)	(2,876)	(3,826)	(1,621)	(5,753)	(7,484)	(8,061)
Net increase (decrease) in net assets from
contract transactions	1,608,419	5,577,412	5,301,857	4,574,619	9,610,575	4,459,219	1,699,737	5,165,298	446,079	2,624,127

Net increase (decrease) in net assets	2,771,361	6,921,271	7,280,664	5,617,476	10,805,265	6,234,115	2,091,722	6,862,093	2,472,971	4,377,432

Net assets beginning of period	5,539,414	10,151,762	5,783,153	18,060,871	3,676,361	5,693,553	3,506,005	9,829,120	16,217,972	9,403,843

Net assets end of period	$8,310,775	$17,073,033	$13,063,817	$23,678,347	$14,481,626	$11,927,668	$5,597,727	$16,691,213	$18,690,943	$13,781,275

1 Contract unit transactions
Units Outstanding at December 31, 2009	826,223	1,351,464	574,045	885,687	315,732	536,134	435,818	918,721	1,139,510	892,483

Units Issued	639,347	986,769	625,874	470,152	1,264,391	597,709	376,822	1,098,085	517,216	548,961
Units Redeemed	(422,017)	(269,651)	(162,388)	(272,258)	(493,460)	(220,251)	(162,915)	(662,575)	(475,289)	(317,494)

Units Outstanding at December 31, 2010	1,043,553	2,068,582	1,037,531	1,083,581	1,086,663	913,592	649,725	1,354,231	1,181,437	1,123,950

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

					JNL/JPMorgan
	JNL/Invesco	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S.	JNL/Lazard	JNL/Lazard	JNL/M&G	JNL/M&G
	Small Cap	Asset	International	MidCap	Government	Emerging	Mid Cap	Global	Global	JNL/MCM
	Growth	Strategy	Value	Growth	& Quality Bond	Markets	Equity	Basics	Leaders	10 x 10
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$(130,252)	$(272,679)	$137,304	$(264,617)	$326,311	$(470,828)	$(141,192)	$(11,289)	$(9,366)	$111,607
Net realized gain (loss) on investments	167,843	(26,096)	(2,422,810)	872,742	319,972	1,587,219	(485,973)	36,783	30,484	(188,794)
Net change in unrealized appreciation
(depreciation) on investments	1,764,493	2,578,648	3,321,290	2,981,608	183,709	6,720,293	2,821,748	219,345	123,349	3,488,609
Net increase (decrease) in net assets
from operations	1,802,084	2,279,873	1,035,784	3,589,733	829,992	7,836,684	2,194,583	244,839	144,467	3,411,422

Contract transactions 1
Purchase payments (Note 4)	1,726,274	17,483,718	3,283,896	2,272,016	7,906,397	12,783,716	1,745,692	390,049	689,402	4,994,228
Surrenders and terminations	(598,910)	(504,141)	(1,208,462)	(1,181,599)	(1,650,318)	(2,252,627)	(1,015,285)	(38,724)	(22,674)	(963,781)
Transfers between portfolios	404,830	6,271,094	(3,962,004)	(409,961)	395,482	7,930,872	581,117	452,586	21,095	(98,129)
Net annuitization transactions	-	-	-	(342)	(3,812)	-	-	-	-	(266,118)
Policyholder charges (Note 3)	(6,292)	(2,805)	(13,433)	(5,523)	(10,050)	(18,647)	(7,100)	(75)	(819)	(11,202)
Net increase (decrease) in net assets from
contract transactions	1,525,902	23,247,866	(1,900,003)	674,591	6,637,699	18,443,314	1,304,424	803,836	687,004	3,654,998

Net increase (decrease) in net assets	3,327,986	25,527,739	(864,219)	4,264,324	7,467,691	26,279,998	3,499,007	1,048,675	831,471	7,066,420

Net assets beginning of period	6,353,129	4,686,752	19,101,165	15,040,777	17,065,478	30,650,538	10,300,522	615,701	465,360	21,284,421

Net assets end of period	$9,681,115	$30,214,491	$18,236,946	$19,305,101	$24,533,169	$56,930,536	$13,799,529	$1,664,376	$1,296,831	$28,350,841

1 Contract unit transactions
Units Outstanding at December 31, 2009	522,399	452,134	1,587,158	882,248	1,008,079	2,620,394	654,317	50,744	41,361	2,817,806

Units Issued	224,339	2,550,092	498,592	175,543	662,993	3,266,891	259,673	177,062	81,109	811,271
Units Redeemed	(109,343)	(305,838)	(654,203)	(173,952)	(322,275)	(1,826,837)	(197,673)	(114,418)	(19,027)	(355,624)

Units Outstanding at December 31, 2010	637,395	2,696,388	1,431,547	883,839	1,348,797	4,060,448	716,317	113,388	103,443	3,273,453

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

				JNL/MCM	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM
		JNL/MCM	JNL/MCM	Consumer	Dow	JNL/MCM	Financial	Global	Healthcare	JNL/MCM
	JNL/MCM	Bond Index	Communications	Brands	Dividend	European 30	Sector	Alpha	Sector	Index 5
	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$255,224	$210,906	$32,938	$(27,003)	$203,408	$(16,788)	$(28,076)	$(8,723)	$(51,319)	$(167,759)
Net realized gain (loss) on investments	124,375	302,682	(99,108)	(27,644)	(981,447)	(8,738)	65,226	4,871	3,755	481,759
Net change in unrealized appreciation
(depreciation) on investments	2,409,732	285,687	539,162	452,062	2,238,825	37,524	805,524	33,127	299,550	3,205,761
Net increase (decrease) in net assets
from operations	2,789,331	799,275	472,992	397,415	1,460,786	11,998	842,674	29,275	251,986	3,519,761

Contract transactions 1
Purchase payments (Note 4)	3,337,443	3,877,975	661,519	688,334	3,177,938	431,002	1,582,498	417,776	2,566,360	3,588,556
Surrenders and terminations	(1,168,187)	(2,135,219)	(78,140)	(102,359)	(711,656)	(85,629)	(374,459)	(20,649)	(473,140)	(858,543)
Transfers between portfolios	12,314,402	937,307	1,439,812	565,131	41,134	19,008	270,055	376,996	(52,848)	623,033
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(8,065)	(16,163)	(707)	(1,554)	(9,740)	(642)	(4,815)	(86)	(6,095)	(13,048)
Net increase (decrease) in net assets from
contract transactions	14,475,593	2,663,900	2,022,484	1,149,552	2,497,676	363,739	1,473,279	774,037	2,034,277	3,339,998

Net increase (decrease) in net assets	17,264,924	3,463,175	2,495,476	1,546,967	3,958,462	375,737	2,315,953	803,312	2,286,263	6,859,759

Net assets beginning of period	9,395,496	18,997,543	1,567,886	1,673,293	13,359,634	930,000	6,988,181	113,703	8,821,945	23,007,069

Net assets end of period	$26,660,420	$22,460,718	$4,063,362	$3,220,260	$17,318,096	$1,305,737	$9,304,134	$917,015	$11,108,208	$29,866,828

1 Contract unit transactions
Units Outstanding at December 31, 2009	838,042	1,526,932	345,890	181,606	2,177,379	78,186	1,049,270	11,560	792,993	2,741,732

Units Issued	1,509,570	460,965	534,385	233,813	1,091,655	71,212	590,994	101,534	395,961	690,772
Units Redeemed	(407,040)	(262,506)	(133,946)	(128,838)	(711,224)	(40,222)	(392,892)	(23,790)	(217,839)	(309,100)

Units Outstanding at December 31, 2010	1,940,572	1,725,391	746,329	286,581	2,557,810	109,176	1,247,372	89,304	971,115	3,123,404
See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

	JNL/MCM				JNL/MCM	JNL/MCM	JNL/MCM		JNL/MCM	JNL/MCM
	International	JNL/MCM	JNL/MCM	JNL/MCM	NYSE	Oil & Gas	Pacific	JNL/MCM	S&P 400	S&P 500
	Index	JNL 5	JNL Optimized	Nasdaq 25	International	Sector	Rim 30	S&P 24	MidCap	Index
	Portfolio	Portfolio	5 Portfolio	Portfolio	25 Portfolio	Portfolio	Portfolio	Portfolio	Index Portfolio	Portfolio
Operations
Net investment income (loss)	$70,053	$881,713	$135,494	$(71,933)	$27,333	$(139,753)	$(31,891)	$(15,951)	$(296,267)	$(128,117)
Net realized gain (loss) on investments	(1,532,749)	(20,227,116)	(448,311)	47,800	(228,967)	(1,281,175)	38,413	(6,184)	177,450	776,736
Net change in unrealized appreciation
(depreciation) on investments	3,036,097	54,049,273	3,998,343	730,297	140,323	5,848,495	239,040	217,045	6,467,377	6,682,155
Net increase (decrease) in net assets
from operations	1,573,401	34,703,870	3,685,526	706,164	(61,311)	4,427,567	245,562	194,910	6,348,560	7,330,774

Contract transactions 1
Purchase payments (Note 4)	3,477,190	13,019,504	4,380,580	965,040	1,092,501	5,191,281	974,493	405,096	2,982,706	15,344,491
Surrenders and terminations	(2,662,245)	(16,385,736)	(1,626,655)	(209,297)	(290,689)	(1,264,781)	(104,998)	(95,056)	(2,767,910)	(3,650,183)
Transfers between portfolios	(410,333)	(25,475,301)	378,163	(147,875)	126,182	1,973,151	1,411,228	70,746	5,079,184	1,764,846
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(17,027)	(219,998)	(17,377)	(2,540)	(4,026)	(16,489)	(1,066)	(461)	(17,099)	(26,021)
Net increase (decrease) in net assets from
contract transactions	387,585	(29,061,531)	3,114,711	605,328	923,968	5,883,162	2,279,657	380,325	5,276,881	13,433,133

Net increase (decrease) in net assets	1,960,986	5,642,339	6,800,237	1,311,492	862,657	10,310,729	2,525,219	575,235	11,625,441	20,763,907

Net assets beginning of period	32,115,043	249,704,640	26,985,564	4,233,250	5,156,907	20,182,550	850,315	977,103	24,245,554	45,163,786

Net assets end of period	$34,076,029	$255,346,979	$33,785,801	$5,544,742	$6,019,564	$30,493,279	$3,375,534	$1,552,338	$35,870,995	$65,927,693

1 Contract unit transactions
Units Outstanding at December 31, 2009	2,237,818	26,219,235	3,138,765	441,062	628,748	772,012	72,901	117,686	1,819,686	4,735,840

Units Issued	524,906	1,900,001	884,028	320,403	310,452	521,745	309,769	79,055	876,696	3,257,077
Units Redeemed	(501,683)	(4,840,665)	(506,386)	(260,840)	(208,712)	(300,096)	(122,783)	(34,158)	(521,029)	(1,881,403)

Units Outstanding at December 31, 2010	2,261,041	23,278,571	3,516,407	500,625	730,488	993,661	259,887	162,583	2,175,353	6,111,514

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

							JNL/
		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer
	JNL/MCM	Select Small-	Small Cap	Technology	Value		Global	JNL/PAM	JNL/PAM	JNL/PIMCO
	S&P SMid	Cap	Index	Sector	Line 30	JNL/MCM	Growth	Asia ex-Japan	China-India	Real Return
	60 Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$(186,855)	$(75,218)	$(296,189)	$(323,369)	$(327,796)	$70,078	$(151,393)	$(101,316)	$(272,159)	$(1,368)
Net realized gain (loss) on investments	794,399	(676,266)	(80,113)	2,143,080	(1,925,925)	(1,302,607)	(585,722)	125,628	969,019	1,287,374
Net change in unrealized appreciation
(depreciation) on investments	530,162	1,560,200	6,548,213	(218,377)	7,989,342	2,705,694	3,103,878	1,106,417	1,406,217	481,106
Net increase (decrease) in net assets
from operations	1,137,706	808,716	6,171,911	1,601,334	5,735,621	1,473,165	2,366,763	1,130,729	2,103,077	1,767,112

Contract transactions 1
Purchase payments (Note 4)	1,307,317	698,690	2,760,005	4,004,666	1,562,513	1,237,738	4,508,268	2,185,749	6,125,560	16,298,221
Surrenders and terminations	(549,233)	(551,350)	(2,663,289)	(829,361)	(1,597,355)	(901,777)	(1,128,402)	(302,299)	(695,232)	(2,279,188)
Transfers between portfolios	(109,914)	796,135	(600,409)	(5,970,480)	(3,518,526)	(1,637,612)	(49,379)	241,156	(2,061,787)	3,280,112
Net annuitization transactions	-	-	-	-	-	-	-	-	-	(184,258)
Policyholder charges (Note 3)	(3,437)	(3,772)	(14,145)	(9,119)	(20,394)	(20,995)	(8,983)	(3,517)	(8,527)	(17,613)
Net increase (decrease) in net assets from
contract transactions	644,733	939,703	(517,838)	(2,804,294)	(3,573,762)	(1,322,646)	3,321,504	2,121,089	3,360,014	17,097,274

Net increase (decrease) in net assets	1,782,439	1,748,419	5,654,073	(1,202,960)	2,161,859	150,519	5,688,267	3,251,818	5,463,091	18,864,386

Net assets beginning of period	9,384,168	6,319,265	25,411,896	20,519,678	29,691,813	11,753,992	15,773,463	5,940,990	16,154,670	27,003,362

Net assets end of period	$11,166,607	$8,067,684	$31,065,969	$19,316,718	$31,853,672	$11,904,511	$21,461,730	$9,192,808	$21,617,761	$45,867,748

1 Contract unit transactions
Units Outstanding at December 31, 2009	976,466	571,945	2,128,028	3,339,358	2,880,074	1,195,986	1,313,886	741,299	2,160,392	2,267,443

Units Issued	1,333,869	177,313	773,872	1,734,177	273,493	170,962	686,266	648,073	1,518,407	1,854,919
Units Redeemed	(1,333,767)	(110,339)	(809,498)	(2,230,449)	(590,012)	(297,814)	(430,347)	(414,174)	(1,158,698)	(494,097)

Units Outstanding at December 31, 2010	976,568	638,919	2,092,402	2,843,086	2,563,555	1,069,134	1,569,805	975,198	2,520,101	3,628,265

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

		JNL/	JNL/
		PPM	PPM	JNL/	JNL/	JNL/
	JNL/PIMCO	America	America	PPM America	PPM	Red Rocks		JNL/S&P	JNL/S&P	JNL/S&P
	Total Return	High Yield	Mid Cap	Small Cap	America	Listed		Competitive	Disciplined	Disciplined
	Bond	Bond	Value	Value	Value Equity	Private Equity	JNL/S&P 4	Advantage	Growth	Moderate
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$982,455	$1,839,207	$(25,723)	$(18,342)	$326	$(42,976)	$(628,802)	$(79,393)	$(17,792)	$(74,100)
Net realized gain (loss) on investments	7,269,889	680,661	(128,519)	156,774	(74,870)	141,188	1,167,768	1,893,503	82,292	110,147
Net change in unrealized appreciation
(depreciation) on investments	(2,304,255)	1,528,002	346,319	252,748	651,243	750,090	4,048,162	(1,102,660)	762,182	1,839,323
Net increase (decrease) in net assets
from operations	5,948,089	4,047,870	192,077	391,180	576,699	848,302	4,587,128	711,450	826,682	1,875,370

Contract transactions 1
Purchase payments (Note 4)	55,206,972	8,440,440	960,517	1,163,699	674,574	2,254,180	8,355,244	795,630	2,814,618	9,061,107
Surrenders and terminations	(12,095,702)	(2,951,239)	(177,686)	(176,593)	(176,540)	(121,298)	(1,532,956)	(403,760)	(191,845)	(922,336)
Transfers between portfolios	10,436,801	(218,600)	1,135,049	431,509	1,173,281	1,343,787	9,014	(7,360,263)	(383,666)	4,317,918
Net annuitization transactions	-	-	-	-	(2,507)	-	-	-	-	-
Policyholder charges (Note 3)	(64,448)	(17,861)	(1,741)	(496)	(1,448)	(1,124)	(20,355)	(2,554)	(2,023)	(15,409)
Net increase (decrease) in net assets from
contract transactions	53,483,623	5,252,740	1,916,139	1,418,119	1,667,360	3,475,545	6,810,947	(6,970,947)	2,237,084	12,441,280

Net increase (decrease) in net assets	59,431,712	9,300,610	2,108,216	1,809,299	2,244,059	4,323,847	11,398,075	(6,259,497)	3,063,766	14,316,650

Net assets beginning of period	95,963,993	28,837,591	770,496	779,897	3,170,091	1,653,595	35,257,403	11,376,726	5,843,420	9,460,250

Net assets end of period	$155,395,705	$38,138,201	$2,878,712	$2,589,196	$5,414,150	$5,977,442	$46,655,478	$5,117,229	$8,907,186	$23,776,900

1 Contract unit transactions
Units Outstanding at December 31, 2009	5,846,975	2,221,113	94,252	94,853	298,866	202,189	3,784,689	1,168,894	755,099	1,067,174

Units Issued	4,437,011	1,435,280	505,702	187,379	142,166	519,707	1,291,847	189,830	476,208	1,578,266
Units Redeemed	(1,472,474)	(1,098,171)	(323,754)	(32,309)	(46,104)	(134,287)	(605,238)	(884,442)	(194,891)	(196,847)

Units Outstanding at December 31, 2010	8,811,512	2,558,222	276,200	249,923	394,928	587,609	4,471,298	474,282	1,036,416	2,448,593

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

				JNL/				JNL/
	JNL/S&P	JNL/S&P		S&P	JNL/	JNL/	JNL/	S&P
	Disciplined	Dividend	JNL/S&P	Managed	S&P	S&P	S&P	Managed
	Moderate	Income	Intrinsic	Aggressive	Managed	Managed	Managed	Moderate	JNL/S&P	JNL/Select
	Growth	& Growth	Value	Growth	Conservative	Growth	Moderate	Growth	Total Yield	Balanced
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$(48,487)	$8,266	$(20,459)	$(640,500)	$836,658	$(896,303)	$618,326	$(475,656)	$(6,387)	$(60,272)
Net realized gain (loss) on investments	118,821	643,385	463,561	(562,009)	304,858	(1,074,379)	434,202	536,924	65,711	192,985
Net change in unrealized appreciation
(depreciation) on investments	2,371,880	657,325	(222,032)	9,873,293	3,172,633	21,741,166	9,987,492	19,431,578	57,815	4,065,451
Net increase (decrease) in net assets
from operations	2,442,214	1,308,976	221,070	8,670,784	4,314,149	19,770,484	11,040,020	19,492,846	117,139	4,198,164

Contract transactions 1
Purchase payments (Note 4)	9,943,001	6,199,925	1,121,963	12,774,444	31,649,756	31,886,114	46,557,667	63,992,747	770,798	19,239,937
Surrenders and terminations	(1,066,594)	(330,532)	(115,272)	(4,294,326)	(5,173,378)	(10,444,221)	(5,919,701)	(11,581,026)	(112,600)	(2,423,646)
Transfers between portfolios	1,558,204	365,695	1,457,351	(920,834)	10,038,277	5,313,832	7,752,615	9,420,737	403,453	4,133,742
Net annuitization transactions	-	-	-	-	-	-	-	-	-	(6,848)
Policyholder charges (Note 3)	(3,154)	(1,355)	(558)	(24,368)	(27,907)	(111,051)	(54,287)	(91,499)	(212)	(19,034)
Net increase (decrease) in net assets from
contract transactions	10,431,457	6,233,733	2,463,484	7,534,916	36,486,748	26,644,674	48,336,294	61,740,959	1,061,439	20,924,151

Net increase (decrease) in net assets	12,873,671	7,542,709	2,684,554	16,205,700	40,800,897	46,415,158	59,376,314	81,233,805	1,178,578	25,122,315

Net assets beginning of period	11,756,675	3,914,206	1,823,592	53,253,720	47,357,606	122,493,374	87,074,749	129,482,312	754,334	30,956,097

Net assets end of period	$24,630,346	$11,456,915	$4,508,146	$69,459,420	$88,158,503	$168,908,532	$146,451,063	$210,716,117	$1,932,912	$56,078,412

1 Contract unit transactions
Units Outstanding at December 31, 2009	1,442,753	452,871	188,920	4,404,362	4,287,203	9,601,582	7,740,488	9,880,241	84,232	1,260,765

Units Issued	1,483,518	853,380	534,870	1,387,451	4,114,550	3,932,186	5,067,515	6,251,940	154,401	942,449
Units Redeemed	(223,390)	(170,221)	(309,398)	(834,587)	(961,054)	(2,048,436)	(970,626)	(1,838,881)	(39,294)	(158,564)

Units Outstanding at December 31, 2010	2,702,881	1,136,030	414,392	4,957,226	7,440,699	11,485,332	11,837,377	14,293,300	199,339	2,044,650

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

		JNL/	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
	JNL/Select	Select	Price	Price Mid-Cap	Price Short-	JNL/T. Rowe
	Money Market	Value	Established	Growth	Term	Price Value
	Portfolio	Portfolio	Growth Portfolio	Portfolio	Bond Portfolio	Portfolio
Operations
Net investment income (loss)	$(381,514)	$(97,846)	$(685,346)	$(727,725)	$(22,771)	$(151,784)
Net realized gain (loss) on investments	-	44,451	263,226	2,025,248	(25,658)	(878,594)
Net change in unrealized appreciation
(depreciation) on investments	-	1,990,836	7,198,402	11,215,855	140,974	4,603,390
Net increase (decrease) in net assets
from operations	(381,514)	1,937,441	6,776,282	12,513,378	92,545	3,573,012

Contract transactions 1
Purchase payments (Note 4)	15,123,781	3,629,025	9,658,379	10,461,687	6,238,145	3,031,585
Surrenders and terminations	(5,175,017)	(1,119,052)	(3,170,446)	(3,557,068)	(610,573)	(2,288,086)
Transfers between portfolios	(8,482,929)	1,587,216	2,038,123	5,579,327	360,963	1,817,048
Net annuitization transactions	(172,964)	-	-	-	-	-
Policyholder charges (Note 3)	(30,296)	(9,941)	(37,383)	(36,007)	(1,946)	(25,807)
Net increase (decrease) in net assets from
contract transactions	1,262,575	4,087,248	8,488,673	12,447,939	5,986,589	2,534,740

Net increase (decrease) in net assets	881,061	6,024,689	15,264,955	24,961,317	6,079,134	6,107,752

Net assets beginning of period	24,499,693	13,294,004	38,908,760	43,236,910	7,690,974	24,491,497

Net assets end of period	$25,380,754	$19,318,693	$54,173,715	$68,198,227	$13,770,108	$30,599,249

1 Contract unit transactions
Units Outstanding at December 31, 2009	1,961,012	759,748	1,718,555	1,215,064	748,895	1,942,890

Units Issued	4,001,216	375,497	620,676	483,095	1,012,734	582,929
Units Redeemed	(3,930,935)	(150,989)	(338,772)	(208,098)	(441,968)	(400,075)

Units Outstanding at December 31, 2010	2,031,293	984,256	2,000,459	1,490,061	1,319,661	2,125,744
See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

									JNL/Capital	JNL/Capital
	JNL	JNL	JNL	JNL	JNL/AIM	JNL/AIM	JNL/AIM	JNL/AIM	Guardian	Guardian Global
	Institutional	Institutional	Institutional	Institutional	Global	International	Large Cap	Small Cap	Global	Diversified
	Alt 20	Alt 35	Alt 50	Alt 65	Real Estate	Growth	Growth	Growth	Balanced	Research
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$(17,316)	$(16,349)	$(29,626)	$(17,760)	$77,029	$58,848	$(97,313)	$(65,766)	$87,691	$8,944
Net realized gain (loss) on investments	42,928	2,402	4,977	9,132	(1,295,489)	(1,264,745)	(465,140)	(434,598)	(599,320)	(491,214)
Net change in unrealized appreciation
(depreciation) on investments	186,441	223,344	243,254	234,327	2,911,311	4,734,969	2,114,271	1,637,649	2,731,304	2,316,232
Net increase (decrease) in net assets
from operations	212,053	209,397	218,605	225,699	1,692,851	3,529,072	1,551,818	1,137,285	2,219,675	1,833,962

Contract transactions 1
Purchase payments (Note 4)	2,840,525	2,448,700	5,688,661	2,545,273	1,734,541	3,181,027	2,068,382	1,139,757	2,362,893	2,029,685
Surrenders and terminations	(17,739)	(20,057)	(33,342)	(38,478)	(254,276)	(846,011)	(446,834)	(212,141)	(776,346)	(347,743)
Transfers between portfolios	1,510,410	1,904,901	4,697,837	1,410,201	1,942,822	927,292	683,518	1,986,873	560,027	703,881
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(18)	(30)	-	(15)	(5,300)	(10,703)	(5,587)	(1,895)	(6,252)	(6,084)
Net increase (decrease) in net assets from
contract transactions	4,333,178	4,333,514	10,353,156	3,916,981	3,417,787	3,251,605	2,299,479	2,912,594	2,140,322	2,379,739

Net increase (decrease) in net assets	4,545,231	4,542,911	10,571,761	4,142,680	5,110,638	6,780,677	3,851,297	4,049,879	4,359,997	4,213,701

Net assets beginning of period	-	-	-	-	4,718,482	9,437,295	5,552,546	2,303,250	9,625,185	4,640,956

Net assets end of period	$4,545,231	$4,542,911	$10,571,761	$4,142,680	$9,829,120	$16,217,972	$9,403,843	$6,353,129	$13,985,182	$8,854,657

1 Contract unit transactions
Units Outstanding at December 31, 2008	-	-	-	-	576,878	906,225	650,312	253,791	1,076,665	347,351

Units Issued	397,553	349,150	794,254	311,943	571,582	430,008	426,904	366,807	439,384	186,658
Units Redeemed	(36,301)	(1,661)	(6,150)	(11,779)	(229,739)	(196,723)	(184,733)	(98,199)	(216,967)	(88,486)

Units Outstanding at December 31, 2009	361,252	347,489	788,104	300,164	918,721	1,139,510	892,483	522,399	1,299,082	445,523

(a) Commencement of operations April 6, 2009.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

		JNL/Capital
	JNL/Capital	Guardian	JNL/Credit	JNL/				JNL/Franklin
	Guardian	U.S.	Suisse	Credit	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin	JNL/Franklin
	International	Growth	Commodity	Suisse	Core	SmallCap	Templeton	Global	Templeton	Templeton
	Small	Equity	Securities	Long/Short	Equity	Equity	Founding	Growth	Income	Mutual
	Cap Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Strategy Portfolio	Portfolio	Portfolio	Shares Portfolio
Operations
Net investment income (loss)	$16,553	$(155,089)	$(208,260)	$(15,340)	$(10,465)	$(114,001)	$(511,940)	$25,753	$1,393,708	$187,693
Net realized gain (loss) on investments	(7,915)	(440,312)	(4,691,070)	(158,780)	(467,644)	(412,834)	(2,574,084)	(285,032)	(2,095,784)	(1,425,673)
Net change in unrealized appreciation
(depreciation) on investments	856,937	3,650,166	13,256,894	746,781	1,294,041	2,853,170	11,277,050	1,332,411	7,637,227	2,722,839
Net increase (decrease) in net assets
from operations	865,575	3,054,765	8,357,564	572,661	815,932	2,326,335	8,191,026	1,073,132	6,935,151	1,484,859

Contract transactions 1
Purchase payments (Note 4)	2,042,343	4,125,758	5,297,435	1,051,593	734,202	2,281,559	8,908,445	1,600,917	7,048,079	3,249,933
Surrenders and terminations	(76,788)	(662,651)	(1,355,638)	(106,874)	(284,478)	(293,897)	(1,873,785)	(186,532)	(1,557,850)	(293,440)
Transfers between portfolios	2,000,578	1,767,183	(1,024,125)	389,085	898,461	1,669,082	(254,759)	253,448	(1,313,845)	137,386
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(1,389)	(4,854)	(18,069)	(1,457)	(1,912)	(4,353)	(28,788)	(2,872)	(22,565)	(3,430)
Net increase (decrease) in net assets from
contract transactions	3,964,744	5,225,436	2,899,603	1,332,347	1,346,273	3,652,391	6,751,113	1,664,961	4,153,819	3,090,449

Net increase (decrease) in net assets	4,830,319	8,280,201	11,257,167	1,905,008	2,162,205	5,978,726	14,942,139	2,738,093	11,088,970	4,575,308

Net assets beginning of period	709,095	6,681,691	17,073,695	1,600,997	2,152,334	4,285,758	26,679,140	3,094,223	23,603,655	5,576,454

Net assets end of period	$5,539,414	$14,961,892	$28,330,862	$3,506,005	$4,314,539	$10,264,484	$41,621,279	$5,832,316	$34,692,625	$10,151,762

1 Contract unit transactions
Units Outstanding at December 31, 2008	158,658	557,079	2,611,590	244,680	234,791	298,811	4,280,143	534,730	3,143,848	925,108

Units Issued	755,648	388,816	2,203,623	272,149	171,398	301,892	1,886,016	387,907	1,377,398	948,521
Units Redeemed	(88,083)	(145,565)	(1,881,222)	(81,011)	(78,473)	(80,054)	(952,294)	(140,265)	(990,619)	(522,165)

Units Outstanding at December 31, 2009	826,223	800,330	2,933,991	435,818	327,716	520,649	5,213,865	782,372	3,530,627	1,351,464

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/Franklin	JNL/	JNL/Goldman	JNL/				JNL/JPMorgan
	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Markets Debt	Mid Cap	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap
	Value Portfolio	Bond Portfolio	Portfolio	Value Portfolio	Portfolio(a)	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio
Operations
Net investment income (loss)	$(24,382)	$458,068	$(15,759)	$(13,780)	$(9,438)	$411,604	$(177,471)	$152,002	$130,171	$(79,452)
Net realized gain (loss) on investments	(232,866)	(104,331)	17,866	(377,391)	252	(3,552,615)	(337,672)	327,120	(757,066)	(1,106,994)
Net change in unrealized appreciation
(depreciation) on investments	1,313,357	1,262,475	150,011	1,470,026	13,534	7,061,761	4,620,932	(229,098)	8,150,035	3,912,019
Net increase (decrease) in net assets
from operations	1,056,109	1,616,212	152,118	1,078,855	4,348	3,920,750	4,105,789	250,024	7,523,140	2,725,573

Contract transactions 1
Purchase payments (Note 4)	1,819,944	4,332,643	1,917,368	1,583,591	1,331,001	2,412,877	1,110,217	3,894,840	16,476,744	981,403
Surrenders and terminations	(113,184)	(1,234,520)	(37,586)	(187,373)	(21,947)	(855,203)	(714,899)	(1,952,079)	(898,167)	(656,243)
Transfers between portfolios	650,175	(1,157,112)	1,554,401	541,943	3,374,746	(990,400)	6,718,023	332,003	(43,387)	184,288
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(1,071)	(14,349)	(156)	(3,528)	(1,396)	(12,502)	(10,357)	(17,818)	(9,505)	(4,860)
Net increase (decrease) in net assets from
contract transactions	2,355,864	1,926,662	3,434,027	1,934,633	4,682,404	554,772	7,102,984	2,256,946	15,525,685	504,588

Net increase (decrease) in net assets	3,411,973	3,542,874	3,586,145	3,013,488	4,686,752	4,475,522	11,208,773	2,506,970	23,048,825	3,230,161

Net assets beginning of period	2,371,180	14,517,997	90,216	2,680,065	-	14,625,643	3,832,004	14,558,508	7,601,713	7,070,361

Net assets end of period	$5,783,153	$18,060,871	$3,676,361	$5,693,553	$4,686,752	$19,101,165	$15,040,777	$17,065,478	$30,650,538	$10,300,522

1 Contract unit transactions
Units Outstanding at December 31, 2008	309,982	824,730	9,356	330,736	-	1,560,086	397,359	895,948	1,099,516	619,288

Units Issued	345,754	335,467	324,327	284,820	455,009	486,229	638,406	522,488	2,349,937	157,138
Units Redeemed	(81,691)	(274,510)	(17,951)	(79,422)	(2,875)	(459,157)	(153,517)	(410,357)	(829,059)	(122,109)

Units Outstanding at December 31, 2009	574,045	885,687	315,732	536,134	452,134	1,587,158	882,248	1,008,079	2,620,394	654,317

(a) Commencement of operations September 28, 2009.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

										JNL/MCM
										Enhanced
	JNL/Lazard	JNL/M&G	JNL/M&G					JNL/MCM	JNL/MCM	S&P 500
	Small Cap	Global	Global	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	Consumer	Dow	Stock
	Equity	Basics	Leaders	10 x 10	25	Bond Index	Communications	Brands	Dividend	Index
	Portfolio(a)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Portfolio(a)
Operations
Net investment income (loss)	$1,820	$(1,865)	$(873)	$480,215	$181,636	$171,893	$35,539	$(13,423)	$618,208	$64,490
Net realized gain (loss) on investments	(4,001,977)	36,296	10,831	(52,198)	(4,258,048)	168,487	(258,653)	(127,014)	(2,660,026)	(2,590,618)
Net change in unrealized appreciation
(depreciation) on investments	3,747,453	55,629	54,781	3,292,361	7,516,544	352,161	492,586	506,825	4,270,812	2,330,824
Net increase (decrease) in net assets
from operations	(252,704)	90,060	64,739	3,720,378	3,440,132	692,541	269,472	366,388	2,228,994	(195,304)

Contract transactions 1
Purchase payments (Note 4)	112,638	198,316	218,234	5,918,020	801,476	2,901,645	323,987	279,638	2,727,940	97,327
Surrenders and terminations	(78,948)	(4,538)	(14,990)	(597,091)	(914,920)	(1,219,782)	(58,446)	(88,468)	(569,308)	(59,005)
Transfers between portfolios	(4,221,078)	309,491	159,896	896,361	(5,699,815)	(3,048,907)	(12,836)	28,011	(617,841)	(3,442,804)
Net annuitization transactions	-	-	-	-	(1,443)	-	-	-	-	-
Policyholder charges (Note 3)	(1,223)	(44)	(233)	(10,294)	(10,684)	(10,789)	(905)	(531)	(7,719)	(1,224)
Net increase (decrease) in net assets from
contract transactions	(4,188,611)	503,225	362,907	6,206,996	(5,825,386)	(1,377,833)	251,800	218,650	1,533,072	(3,405,706)

Net increase (decrease) in net assets	(4,441,315)	593,285	427,646	9,927,374	(2,385,254)	(685,292)	521,272	585,038	3,762,066	(3,601,010)

Net assets beginning of period	4,441,315	22,416	37,714	11,357,047	11,780,750	19,682,835	1,046,614	1,088,255	9,597,568	3,601,010

Net assets end of period	$-	$615,701	$465,360	$21,284,421	$9,395,496	$18,997,543	$1,567,886	$1,673,293	$13,359,634	$-

1 Contract unit transactions
Units Outstanding at December 31, 2008	481,286	2,673	4,531	1,845,217	1,606,543	1,651,991	284,840	155,216	1,850,514	593,497

Units Issued	34,978	64,126	48,490	1,351,494	272,186	453,964	160,594	73,875	1,041,086	37,455
Units Redeemed	(516,264)	(16,055)	(11,660)	(378,905)	(1,040,687)	(579,023)	(99,544)	(47,485)	(714,221)	(630,952)

Units Outstanding at December 31, 2009	-	50,744	41,361	2,817,806	838,042	1,526,932	345,890	181,606	2,177,379	-

(a) The period is from January 1, 2009 through acquisition April 3, 2009.
See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

		JNL/MCM	JNL/MCM	JNL/MCM		JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM
	JNL/MCM	Financial	Global	Healthcare	JNL/MCM	International	JNL/MCM	JNL	Nasdaq	NYSE
	European 30	Sector	Alpha	Sector	Index 5	Index	JNL 5	Optimized	25	International
	Portfolio	Portfolio	Portfolio(a)	Portfolio	Portfolio	Portfolio	Portfolio	5 Portfolio	Portfolio	25 Portfolio
Operations
Net investment income (loss)	$12,573	$8,363	$(146)	$(18,258)	$(46,464)	$243,911	$4,317,469	$262,742	$(59,886)	$139,902
Net realized gain (loss) on investments	59,949	(987,740)	(26)	(1,249,845)	333,353	(2,462,690)	(46,161,995)	(2,416,206)	(438,995)	(439,658)
Net change in unrealized appreciation
(depreciation) on investments	15,952	2,306,414	(1,083)	2,438,652	4,048,718	8,775,305	88,127,996	8,667,819	1,488,309	1,559,332
Net increase (decrease) in net assets
from operations	88,474	1,327,037	(1,255)	1,170,549	4,335,607	6,556,526	46,283,470	6,514,355	989,428	1,259,576

Contract transactions 1
Purchase payments (Note 4)	274,181	1,815,608	60,884	1,997,574	13,070,026	4,355,551	20,266,215	4,748,958	1,131,942	1,659,263
Surrenders and terminations	(10,418)	(258,441)	(125)	(437,133)	(268,921)	(1,952,399)	(13,295,028)	(933,496)	(255,970)	(171,273)
Transfers between portfolios	554,881	902,608	54,199	(2,588,882)	1,723,042	285,403	(23,276,486)	(321,425)	(465,865)	(665,582)
Net annuitization transactions	-	-	-	-	-	-	(4,708)	-	-	-
Policyholder charges (Note 3)	(252)	(2,602)	-	(6,422)	(891)	(17,088)	(211,114)	(17,362)	(7,716)	(1,750)
Net increase (decrease) in net assets from
contract transactions	818,392	2,457,173	114,958	(1,034,863)	14,523,256	2,671,467	(16,521,121)	3,476,675	402,391	820,658

Net increase (decrease) in net assets	906,866	3,784,210	113,703	135,686	18,858,863	9,227,993	29,762,349	9,991,030	1,391,819	2,080,234

Net assets beginning of period	23,134	3,203,971	-	8,686,259	4,148,206	22,887,050	219,942,291	16,994,534	2,841,431	3,076,673

Net assets end of period	$930,000	$6,988,181	$113,703	$8,821,945	$23,007,069	$32,115,043	$249,704,640	$26,985,564	$4,233,250	$5,156,907

1 Contract unit transactions
Units Outstanding at December 31, 2008	2,694	565,722	-	937,193	608,057	2,029,599	28,207,456	2,677,700	390,796	501,372

Units Issued	88,736	915,121	11,977	475,546	2,431,749	586,304	4,522,452	1,125,898	218,724	390,361
Units Redeemed	(13,244)	(431,573)	(417)	(619,746)	(298,074)	(378,085)	(6,510,673)	(664,833)	(168,458)	(262,985)

Units Outstanding at December 31, 2009	78,186	1,049,270	11,560	792,993	2,741,732	2,237,818	26,219,235	3,138,765	441,062	628,748

(a) Commencement of operations September 28, 2009.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/MCM	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Oil & Gas	Pacific Rim	JNL/MCM	S&P 400	S&P 500	S&P SMid	Select Small-	Small Cap	Technology	Value Line
	Sector	30	S&P 24	MidCap	Index	60	Cap	Index	Sector	30
	Portfolio	Portfolio	Portfolio	Index Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$(106,061)	$4,487	$(45,294)	$(116,576)	$(25,290)	$(36,971)	$(35,381)	$(212,846)	$(185,312)	$(432,263)
Net realized gain (loss) on investments	(542,424)	49,423	(2,307,217)	(3,313,350)	(2,331,091)	(1,411,437)	(1,662,302)	(2,835,208)	65,279	(11,889,175)
Net change in unrealized appreciation
(depreciation) on investments	3,290,526	17,779	2,169,418	9,473,453	10,568,254	2,719,738	1,960,213	9,052,647	5,627,244	15,383,085
Net increase (decrease) in net assets
from operations	2,642,041	71,689	(183,093)	6,043,527	8,211,873	1,271,330	262,530	6,004,593	5,507,211	3,061,647

Contract transactions 1
Purchase payments (Note 4)	3,382,720	394,407	273,627	2,855,687	9,555,504	1,365,128	942,817	2,822,545	2,548,897	3,264,813
Surrenders and terminations	(998,184)	(6,513)	(240,954)	(1,688,961)	(2,716,083)	(244,837)	(421,544)	(1,765,852)	(563,830)	(1,381,780)
Transfers between portfolios	1,967,452	365,043	(5,009,399)	(2,105,642)	4,480,273	2,833,981	554,698	(82,624)	10,159,573	(8,705,588)
Net annuitization transactions	-	-	-	-	(2,827)	-	-	-	-	-
Policyholder charges (Note 3)	(16,539)	(14)	(1,712)	(16,300)	(26,985)	(4,011)	(5,253)	(17,186)	(10,328)	(23,438)
Net increase (decrease) in net assets from
contract transactions	4,335,449	752,923	(4,978,438)	(955,216)	11,289,882	3,950,261	1,070,718	956,883	12,134,312	(6,845,993)

Net increase (decrease) in net assets	6,977,490	824,612	(5,161,531)	5,088,311	19,501,755	5,221,591	1,333,248	6,961,476	17,641,523	(3,784,346)

Net assets beginning of period	13,205,060	25,703	6,138,634	19,157,243	25,662,031	4,162,577	4,986,017	18,450,420	2,878,155	33,476,159

Net assets end of period	$20,182,550	$850,315	$977,103	$24,245,554	$45,163,786	$9,384,168	$6,319,265	$25,411,896	$20,519,678	$29,691,813

1 Contract unit transactions
Units Outstanding at December 31, 2008	599,490	2,689	874,814	1,964,187	3,354,063	688,794	473,064	1,940,985	758,455	3,669,657

Units Issued	337,889	79,673	191,463	451,386	2,332,120	1,701,533	221,485	1,045,759	3,114,866	948,922
Units Redeemed	(165,367)	(9,461)	(948,591)	(595,887)	(950,343)	(1,413,861)	(122,604)	(858,716)	(533,963)	(1,738,505)

Units Outstanding at December 31, 2009	772,012	72,901	117,686	1,819,686	4,735,840	976,466	571,945	2,128,028	3,339,358	2,880,074

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

								JNL/	JNL/
		JNL/				JNL/PIMCO	JNL/	PPM	PPM	JNL/
		Oppenheimer	JNL/PAM			Total	PPM	America	America	PPM America
	JNL/MCM	Global	Asia ex-	JNL/PAM	JNL/PIMCO	Return	America	High Yield	Mid Cap	Small Cap
	VIP	Growth	Japan	China-India	Real Return	Bond	Core Equity	Bond	Value	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio(a)	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$9,202	$(12,395)	$(41,145)	$(99,886)	$274,515	$1,071,668	$96,396	$1,315,495	$(3,022)	$(2,572)
Net realized gain (loss) on investments	(3,106,136)	(650,381)	72,489	123,765	(215,565)	2,368,522	(488,284)	(1,213,266)	(19,737)	(55,372)
Net change in unrealized appreciation
(depreciation) on investments	4,964,139	4,560,573	796,872	2,264,291	2,651,867	3,263,752	737,898	6,787,311	189,528	136,669
Net increase (decrease) in net assets
from operations	1,867,205	3,897,797	828,216	2,288,170	2,710,817	6,703,942	346,010	6,889,540	166,769	78,725

Contract transactions 1
Purchase payments (Note 4)	2,253,966	2,783,834	1,339,491	3,973,574	6,928,759	22,681,693	178,603	6,218,316	298,636	370,467
Surrenders and terminations	(918,084)	(692,990)	(90,019)	(260,743)	(1,609,371)	(4,568,002)	(68,542)	(1,454,942)	(6,196)	(4,756)
Transfers between portfolios	(1,633,925)	221,960	3,366,678	9,075,841	3,205,584	31,316,430	(1,563,894)	5,632,452	123,384	169,179
Net annuitization transactions	-	-	-	-	-	(5,519)	-	-	-	-
Policyholder charges (Note 3)	(34,493)	(8,499)	(773)	(3,187)	(18,829)	(41,130)	(691)	(7,353)	(39)	(43)
Net increase (decrease) in net assets from
contract transactions	(332,536)	2,304,305	4,615,377	12,785,485	8,506,143	49,383,472	(1,454,524)	10,388,473	415,785	534,847

Net increase (decrease) in net assets	1,534,669	6,202,102	5,443,593	15,073,655	11,216,960	56,087,414	(1,108,514)	17,278,013	582,554	613,572

Net assets beginning of period	10,219,323	9,571,361	497,397	1,081,015	15,786,402	39,876,579	1,108,514	11,559,578	187,942	166,325

Net assets end of period	$11,753,992	$15,773,463	$5,940,990	$16,154,670	$27,003,362	$95,963,993	$-	$28,837,591	$770,496	$779,897

1 Contract unit transactions
Units Outstanding at December 31, 2008	1,267,926	1,097,568	103,682	258,737	1,529,936	2,781,733	151,071	1,305,635	33,400	26,657

Units Issued	319,973	526,097	799,963	2,132,140	1,215,098	3,743,326	37,909	1,410,515	97,497	110,638
Units Redeemed	(391,913)	(309,779)	(162,346)	(230,485)	(477,591)	(678,084)	(188,980)	(495,037)	(36,645)	(42,442)

Units Outstanding at December 31, 2009	1,195,986	1,313,886	741,299	2,160,392	2,267,443	5,846,975	-	2,221,113	94,252	94,853

(a) The period is from January 1, 2009 through acquisition September 25, 2009.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/	JNL/					JNL/S&P	JNL/S&P	JNL/S&P
	PPM	Red Rocks		JNL/S&P	JNL/S&P	JNL/S&P	Disciplined	Dividend	Growth	JNL/S&P
	America	Listed		Competitive	Disciplined	Disciplined	Moderate	Income	Retirement	Intrinsic
	Value Equity	Private Equity	JNL/S&P 4	Advantage	Growth	Moderate	Growth	& Growth	Strategy	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio(a)	Portfolio
Operations
Net investment income (loss)	$98,360	$34,163	$(72,620)	$(133,721)	$66,789	$77,319	$114,284	$(37,606)	$180	$(11,778)
Net realized gain (loss) on investments	(392,508)	47,782	(692,264)	106,842	88,183	(4,584)	35,326	31,884	(44,441)	50,867
Net change in unrealized appreciation
(depreciation) on investments	1,226,529	272,829	8,437,506	2,839,685	796,703	749,958	1,533,474	742,950	40,401	312,069
Net increase (decrease) in net assets
from operations	932,381	354,774	7,672,622	2,812,806	951,675	822,693	1,683,084	737,228	(3,860)	351,158

Contract transactions 1
Purchase payments (Note 4)	269,500	868,056	13,062,145	973,133	3,460,627	4,543,844	5,520,998	1,951,466	-	668,771
Surrenders and terminations	(359,813)	(20,537)	(602,674)	(471,563)	(70,989)	(276,697)	(223,797)	(187,672)	(165)	(20,825)
Transfers between portfolios	266,948	214,109	5,965,361	5,908,405	426,201	2,187,515	1,814,037	180,684	(62,785)	611,000
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(2,303)	(594)	(6,609)	(9,704)	(1,737)	(3,961)	(4,736)	(1,217)	-	(479)
Net increase (decrease) in net assets from
contract transactions	174,332	1,061,034	18,418,223	6,400,271	3,814,102	6,450,701	7,106,502	1,943,261	(62,950)	1,258,467

Net increase (decrease) in net assets	1,106,713	1,415,808	26,090,845	9,213,077	4,765,777	7,273,394	8,789,586	2,680,489	(66,810)	1,609,625

Net assets beginning of period	2,063,378	237,787	9,166,558	2,163,649	1,077,643	2,186,856	2,967,089	1,233,717	66,810	213,967

Net assets end of period	$3,170,091	$1,653,595	$35,257,403	$11,376,726	$5,843,420	$9,460,250	$11,756,675	$3,914,206	$-	$1,823,592

1 Contract unit transactions
Units Outstanding at December 31, 2009	304,992	40,164	1,373,798	315,081	171,705	288,003	440,372	173,358	9,214	34,226

Units Issued	71,935	201,902	4,058,143	1,099,598	687,592	857,767	1,112,956	341,211	-	189,138
Units Redeemed	(78,061)	(39,877)	(1,647,252)	(245,785)	(104,198)	(78,596)	(110,575)	(61,698)	(9,214)	(34,444)

Units Outstanding at December 31, 2010	298,866	202,189	3,784,689	1,168,894	755,099	1,067,174	1,442,753	452,871	-	188,920

(a) The period is from January 1, 2009 through acquisition April 3, 2009.
See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/				JNL/	JNL/S&P
	S&P	JNL/	JNL/	JNL/	S&P	Moderate	JNL/S&P
	Managed	S&P	S&P	S&P	Managed	Growth	Moderate	JNL/S&P	JNL/S&P	JNL/S&P
	Aggressive	Managed	Managed	Managed	Moderate	Retirement	Retirement	Retirement	Retirement	Retirement
	Growth	Conservative	Growth	Moderate	Growth	Strategy	Strategy	2015	2020	2025
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio(a)	Portfolio(a)	Portfolio(b)	Portfolio(b)	Portfolio(b)
Operations
Net investment income (loss)	$240,286	$148,480	$464,480	$(89,272)	$(870,477)	$-	$-	$52,968	$18,482	$7,024
Net realized gain (loss) on investments	(721,546)	(384,816)	(970,756)	(434,122)	(1,032,548)	-	-	(126,707)	36,980	(126,293)
Net change in unrealized appreciation
(depreciation) on investments	11,179,919	4,474,270	20,695,640	9,814,825	20,918,914	-	-	617,496	357,003	239,990
Net increase (decrease) in net assets
from operations	10,698,659	4,237,934	20,189,364	9,291,431	19,015,889	-	-	543,757	412,465	120,721

Contract transactions 1
Purchase payments (Note 4)	9,655,984	13,708,531	26,503,190	27,317,137	33,004,815	-	-	1,773,770	951,105	595,661
Surrenders and terminations	(3,091,593)	(2,973,288)	(6,656,280)	(3,837,955)	(7,541,346)	-	-	(90,339)	(54,603)	(22,019)
Transfers between portfolios	492,925	2,840,546	19,096,994	10,649,836	9,176,146	-	-	(4,170,385)	(2,258,126)	(1,398,724)
Net annuitization transactions	-	-	-	-	(9,124)	-	-	-	-	-
Policyholder charges (Note 3)	(29,601)	(23,366)	(72,587)	(39,437)	(87,949)	-	-	(207)	(1,349)	(971)
Net increase (decrease) in net assets from
contract transactions	7,027,715	13,552,423	38,871,317	34,089,581	34,542,542	-	-	(2,487,161)	(1,362,973)	(826,053)

Net increase (decrease) in net assets	17,726,374	17,790,357	59,060,681	43,381,012	53,558,431	-	-	(1,943,404)	(950,508)	(705,332)

Net assets beginning of period	35,527,346	29,567,249	63,432,693	43,693,737	75,923,881	-	-	1,943,404	950,508	705,332

Net assets end of period	$53,253,720	$47,357,606	$122,493,374	$87,074,749	$129,482,312	$-	$-	$-	$-	$-

1 Contract unit transactions
Units Outstanding at December 31, 2009	3,829,083	2,996,320	6,344,795	4,547,633	7,110,706	-	-	243,263	123,218	93,451

Units Issued	1,266,824	2,179,115	4,434,503	3,951,963	4,252,506	-	-	348,009	262,786	73,272
Units Redeemed	(691,545)	(888,232)	(1,177,716)	(759,108)	(1,482,971)	-	-	(591,272)	(386,004)	(166,723)

Units Outstanding at December 31, 2010	4,404,362	4,287,203	9,601,582	7,740,488	9,880,241	-	-	-	-	-

(a) The period is from January 1, 2009 through acquisition April 3, 2009.
(b) The period is from January 1, 2009 through acquisition September 25, 2009.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/						JNL/T. Rowe
	S&P			JNL/Select	JNL/	JNL/T. Rowe	Price Mid-	JNL/T. Rowe	JNL/T.
	Retirement	JNL/S&P	JNL/Select	Money	Select	Price	Cap	Price Short-	Rowe
	Income	Total Yield	Balanced	Market	Value	Established	Growth	Term	Price Value
	Portfolio(a)	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Portfolio	Bond Portfolio	Portfolio
Operations
Net investment income (loss)	$108,901	$(26,600)	$301,894	$(482,998)	$4,105	$(364,687)	$(481,027)	$116,776	$3,806
Net realized gain (loss) on investments	(202,596)	(2,931,474)	(653,178)	-	(962,203)	(1,284,912)	(1,540,294)	(8,776)	(2,439,640)
Net change in unrealized appreciation
(depreciation) on investments	570,756	2,356,211	4,274,998	-	3,104,528	11,631,476	12,912,113	141,642	8,518,829
Net increase (decrease) in net assets
from operations	477,061	(601,863)	3,923,714	(482,998)	2,146,430	9,981,877	10,890,792	249,642	6,082,995

Contract transactions 1
Purchase payments (Note 4)	1,203,914	458,078	11,230,593	16,500,108	2,695,453	6,454,003	6,977,556	1,982,419	2,376,170
Surrenders and terminations	(345,029)	(155,689)	(1,777,956)	(5,298,686)	(550,282)	(2,027,746)	(1,799,544)	(469,122)	(1,231,404)
Transfers between portfolios	(4,359,449)	(3,785,275)	2,268,403	(20,434,813)	358,447	3,610,693	6,859,745	1,975,252	(11,831)
Net annuitization transactions	(5,254)	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(1,116)	(3,002)	(12,553)	(55,322)	(5,435)	(21,128)	(26,549)	(7,491)	(13,061)
Net increase (decrease) in net assets from
contract transactions	(3,506,934)	(3,485,888)	11,708,487	(9,288,713)	2,498,183	8,015,822	12,011,208	3,481,058	1,119,874

Net increase (decrease) in net assets	(3,029,873)	(4,087,751)	15,632,201	(9,771,711)	4,644,613	17,997,699	22,902,000	3,730,700	7,202,869

Net assets beginning of period	3,029,873	4,842,085	15,323,896	34,271,404	8,649,391	20,911,061	20,334,910	3,960,274	17,288,628

Net assets end of period	$-	$754,334	$30,956,097	$24,499,693	$13,294,004	$38,908,760	$43,236,910	$7,690,974	$24,491,497

1 Contract unit transactions
Units Outstanding at December 31, 2009	338,323	761,922	773,903	2,739,889	606,910	1,395,297	867,564	408,850	1,855,845

Units Issued	207,158	285,225	674,793	1,807,204	391,307	556,886	475,732	545,978	408,169
Units Redeemed	(545,481)	(962,915)	(187,931)	(2,586,081)	(238,469)	(233,628)	(128,232)	(205,933)	(321,124)

Units Outstanding at December 31, 2010	-	84,232	1,260,765	1,961,012	759,748	1,718,555	1,215,064	748,895	1,942,890

(a) The period is from January 1, 2009 through acquisition September 25, 2009.

See notes to the financial statements.

JNLNY Separate Account I
Notes to the Financial Statements

Note 1 – Organization

Jackson National Life Insurance Company of New York (“Jackson”) established JNLNY Separate Account I (the “Separate Account”) on September 12, 1997.  The Separate Account commenced operations on November 27, 1998, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson.  However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson.  The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment.  The Separate Account contains ninety-six (96) Portfolios as of December 31, 2010, each of which invests in the following series of mutual funds (“Funds”):

JNL Series Trust
JNL Institutional Alt 20 Fund	JNL/Invesco Global Real Estate Fund	JNL/PIMCO Total Return Bond Fund
JNL Institutional Alt 35 Fund	JNL/Invesco International Growth Fund	JNL/PPM America High Yield Bond Fund
JNL Institutional Alt 50 Fund	JNL/Invesco Large Cap Growth Fund	JNL/PPM America Mid Cap Value Fund
JNL Institutional Alt 65 Fund	JNL/Invesco Small Cap Growth Fund	JNL/PPM America Small Cap Value Fund
JNL/American Funds Blue Chip Income and Growth Fund	JNL/Ivy Asset Strategy Fund	JNL/PPM America Value Equity Fund
JNL/American Funds Global Bond Fund	JNL/JPMorgan International Value Fund	JNL/Red Rocks Listed Private Equity Fund
JNL/American Funds Global Small Capitalization Fund	JNL/JPMorgan MidCap Growth Fund	JNL/S&P 4 Fund
JNL/American Funds Growth-Income Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/S&P Competitive Advantage Fund
JNL/American Funds International Fund	JNL/Lazard Emerging Markets Fund	JNL/S&P Disciplined Growth Fund
JNL/American Funds New World Fund	JNL/Lazard Mid Cap Equity Fund	JNL/S&P Disciplined Moderate Fund
JNL/BlackRock Commodity Securities Fund	JNL/M&G Global Basics Fund	JNL/S&P Disciplined Moderate Growth Fund
JNL/BlackRock Global Allocation Fund	JNL/M&G Global Leaders Fund	JNL/S&P Dividend Income & Growth Fund
JNL/Capital Guardian Global Balanced Fund	JNL/MCM 10 x 10 Fund*	JNL/S&P Intrinsic Value Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/MCM Bond Index Fund*	JNL/S&P Managed Aggressive Growth Fund
JNL/Capital Guardian U.S. Growth Equity Fund	JNL/MCM European 30 Fund*	JNL/S&P Managed Conservative Fund
JNL/Eagle Core Equity Fund	JNL/MCM Global Alpha Fund*	JNL/S&P Managed Growth Fund
JNL/Eagle SmallCap Equity Fund	JNL/MCM Index 5 Fund*	JNL/S&P Managed Moderate Fund
JNL/Franklin Templeton Founding Strategy Fund	JNL/MCM International Index Fund*	JNL/S&P Managed Moderate Growth Fund
JNL/Franklin Templeton Global Growth Fund	JNL/MCM Pacific Rim 30 Fund*	JNL/S&P Total Yield Fund
JNL/Franklin Templeton Income Fund	JNL/MCM S&P 400 MidCap Index Fund*	JNL/Select Balanced Fund
JNL/Franklin Templeton International Small Cap Growth Fund	JNL/MCM S&P 500 Index Fund*	JNL/Select Money Market Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/MCM Small Cap Index Fund*	JNL/Select Value Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/Oppenheimer Global Growth Fund	JNL/T. Rowe Price Established Growth Fund
JNL/Goldman Sachs Core Plus Bond Fund	JNL/PAM Asia ex-Japan Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/PAM China-India Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Goldman Sachs Mid Cap Value Fund	JNL/PIMCO Real Return Fund	JNL/T. Rowe Price Value Fund
JNL/Goldman Sachs U.S. Equity Flex Fund

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 1 – Organization (continued)

JNL Variable Fund LLC
JNL/MCM 25 Fund*	JNL/MCM JNL 5 Fund*	JNL/MCM S&P® SMid 60 Fund*
JNL/MCM Communications Sector Fund*	JNL/MCM JNL Optimized 5 Fund*	JNL/MCM Select Small-Cap Fund*
JNL/MCM Consumer Brands Sector Fund*	JNL/MCM Nasdaq® 25 Fund*	JNL/MCM Technology Sector Fund*
JNL/MCM Dow SM Dividend Fund*	JNL/MCM NYSE® International 25 Fund*	JNL/MCM Value Line® 30 Fund*
JNL/MCM Financial Sector Fund*	JNL/MCM Oil & Gas Sector Fund*	JNL/MCM VIP Fund*
JNL/MCM Healthcare Sector Fund*	JNL/MCM S&P® 24 Fund*

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2010, the following Funds changed names:

PRIOR PORTFOLIO NAME	CURRENT PORTFOLIO NAME	EFFECTIVE DATE
JNL/Capital Guardian International Small Cap Fund	JNL/Franklin Templeton International Small Cap Growth Fund(1)	May 3, 2010
JNL/AIM Global Real Estate Fund	JNL/Invesco Global Real Estate Fund	October 11, 2010
JNL/AIM International Growth Fund	JNL/Invesco International Growth Fund	October 11, 2010
JNL/AIM Large Cap Growth Fund	JNL/Invesco Large Cap Growth Fund	October 11, 2010
JNL/AIM Small Cap Growth Fund	JNL/Invesco Small Cap Growth Fund	October 11, 2010
JNL/Credit Suisse Commodity Securities Fund	JNL/BlackRock Commodity Securities Fund(1)	October 11, 2010
JNL/Credit Suisse Long/Short Fund	JNL/Goldman Sachs U.S. Equity Flex Fund(1)	October 11, 2010

 (1) These name changes are due to changes in sub-adviser.
* MCM denotes the sub-adviser Mellon Capital Management throughout these financial statements.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Investments

The Separate Account’s investments in the corresponding series of mutual funds are stated at the closing net asset values of the respective Funds.  The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account.  Investments in the Funds are recorded on trade date.  Realized gain distributions and dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income or gain to the Separate Account on the ex-dividend date.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 2 – Significant Accounting Policies (continued)

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code.  Under current law, no federal income taxes are payable with respect to the Separate Account.  Therefore, no federal income tax has been provided.

FASB Accounting Standards Codification™ (the ASC)

In June 2009, the FASB issued an accounting pronouncement establishing the FASB Accounting Standards Codification™ (the ASC) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities. This pronouncement was effective for financial statements issued for interim and annual periods ending after September 15, 2009, for most entities. On the effective date, all non-SEC accounting and reporting standards were superseded.   This pronouncement had no impact on the accompanying financial statements.

Topic 820 in the Accounting Standards Codification (ASC 820), “Fair Value Measurements”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of a Fund’s investments under ASC 820 guidance.  The inputs are summarized into three broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets.  Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets.  Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks.  Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including a Fund’s own assumptions in determining the fair value of the investment.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of December 31, 2010, all of the Separate Account's investments are in funds for which quoted prices are available in an active market.  Therefore, all investments have been categorized as Level 1. The characterization of the underlying securities held by the Funds in accordance with ASC 820 differs from the characterization of an investment in the fund.

Note 3 – Policy Charges

Charges are deducted from the Separate Account and remitted to Jackson, to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Policyholder Charges

Contract Maintenance Charge

An annual contract maintenance charge of $30 - $35 is assessed against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract.  The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date.  This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed.  The charge is deducted by redeeming units.   For the years ended December 31, 2010 and 2009, contract maintenance charges were assessed in the amount of $335,553, and $310,723, respectively.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 3 – Policy Charges (continued)

Transfer Charge

A transfer charge of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year.  Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs.  This charge will be deducted from the amount transferred prior to the allocation to a different portfolio.  For the years ended December 31, 2010 and 2009, transfer charges were assessed in the amount of $875 and $202, respectively.

Surrender or Contingent Deferred Sales Charge

During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract.  The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts.  The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year.  The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.   For the years ended December 31, 2010 and 2009, surrender charges were assessed in the amount of $1,013,939 and $868,300, respectively.

Optional Benefit Charges

Guaranteed Minimum Income Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 0.30% - 0.90%, depending on the product, of the Guaranteed Minimum Income Benefit (GMIB) base.   The charge will be deducted each calendar quarter from the contract value by redeeming units.

Guaranteed Minimum Withdrawal Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 0.51% - 3.00%, depending on the product, of the Guaranteed Withdrawal Balance (GWB).  The charge will be deducted each calendar quarter from the contract value by redeeming units.

Guaranteed Minimum Death Benefit Charge.  If any of the optional death benefits are selected that are available under the Contract, Jackson will assess an annual charge of .60% - .72%, depending on product, of the Death Benefit base.  The charge will be deducted each contract quarter from the contract value by redeeming units.

Asset-based Charges

Insurance Charges

Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%.  In designated products, this expense is waived for initial contributions greater than $1 million, refer to the product prospectus for eligibility.  The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and is assessed through the unit value calculation.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 1.65% for the assumption of mortality and expense risks.  The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson.  The expense risk assumed by Jackson is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 3 – Policy Charges (continued)

Optional Benefit Charges

Contract Enhancement Charge.  If one of the contract enhancement benefits has been selected, then for a period of three to seven contract years, Jackson will make an additional deduction based upon the average daily net asset value of the contract owner’s allocations to the portfolios.  The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.65%.

Withdrawal Charge Period.  If the optional three or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45% or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owner’s allocations to the portfolios.

20% Additional Free Withdrawal Charge.  If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson will deduct 0.30% on an annual basis of the average daily net assets value of the contract owner’s allocations to the portfolios.

Optional Death Benefit Charges.  If any of the optional death benefits are selected that are available under the Contract, Jackson will make an additional deduction of 0.15% - 0.55% on an annual basis of the average daily net asset value of the contract owner’s allocations to the portfolios, based on the optional death benefit selected.

Premium Taxes

Some states and other governmental entities charge premium taxes or other similar taxes.  Jackson pays these taxes and may make a deduction from the value of the contract for them.  Premium taxes will not exceed 2.0%.  Currently, New York does not impose premium taxes.

Note 4 – Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $2,909,313 and $2,008,376 to the Separate Account in the form of additional premium to contract owner’s accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 5 – Purchases and Sales of Investments

For the year ended December 31, 2010, purchases and proceeds from sales of investments are as follows:

JNL Series Trust
	Purchases	Proceeds from Sales		Purchases	Proceeds from Sales
JNL Institutional Alt 20 Fund	$17,892,119	$1,965,264	JNL/Lazard Emerging Markets Fund	$45,142,613	$27,170,127
JNL Institutional Alt 35 Fund	13,379,004	1,516,124	JNL/Lazard Mid Cap Equity Fund	5,251,627	4,088,395
JNL Institutional Alt 50 Fund	20,880,603	2,131,260	JNL/M&G Global Basics Fund	2,196,780	1,398,604
JNL Institutional Alt 65 Fund	38,237,457	2,217,798	JNL/M&G Global Leaders Fund	916,200	225,950
JNL/American Funds Blue Chip Income and Growth Fund	10,364,467	1,810,022	JNL/MCM 10 x 10 Fund	7,029,364	3,250,298
JNL/American Funds Global Bond Fund	5,937,839	271,296	JNL/MCM Bond Index Fund	7,435,064	4,523,673
JNL/American Funds Global Small Capitalization Fund	7,270,978	1,521,841	JNL/MCM European 30 Fund	839,430	486,688
JNL/American Funds Growth-Income Fund	9,677,755	726,804	JNL/MCM Global Alpha Fund	1,015,527	250,006
JNL/American Funds International Fund	4,933,264	512,252	JNL/MCM Index 5 Fund	6,567,552	3,375,454
JNL/American Funds New World Fund	5,264,557	559,940	JNL/MCM International Index Fund	9,761,762	9,304,123
JNL/BlackRock Commodity Securities Fund	17,264,175	18,363,362	JNL/MCM Pacific Rim 30 Fund	3,823,008	1,574,792
JNL/BlackRock Global Allocation Fund	7,187,378	29,864	JNL/MCM S&P 400 MidCap Index Fund	14,841,352	9,593,331
JNL/Capital Guardian Global Balanced Fund	6,274,922	3,395,579	JNL/MCM S&P 500 Index Fund	37,969,872	24,591,571
JNL/Capital Guardian Global Diversified Research Fund	4,964,519	3,810,134	JNL/MCM Small Cap Index Fund	11,161,435	11,975,462
JNL/Capital Guardian U.S. Growth Equity Fund	11,630,131	8,957,446	JNL/Oppenheimer Global Growth Fund	9,794,641	6,624,529
JNL/Eagle Core Equity Fund	2,871,049	2,178,914	JNL/PAM Asia ex-Japan Fund	5,556,504	3,536,730
JNL/Eagle SmallCap Equity Fund	25,273,903	10,215,747	JNL/PAM China-India Fund	13,344,374	10,058,449
JNL/Franklin Templeton Founding Strategy Fund	20,507,033	8,527,869	JNL/PIMCO Real Return Fund	26,300,033	8,355,105
JNL/Franklin Templeton Global Growth Fund	4,601,648	1,633,288	JNL/PIMCO Total Return Bond Fund	101,595,598	41,377,643
JNL/Franklin Templeton Income Fund	24,180,448	8,509,906	JNL/PPM America High Yield Bond Fund	24,200,758	17,108,811
JNL/Franklin Templeton International Small Cap Growth Fund	4,650,844	3,065,567	JNL/PPM America Mid Cap Value Fund	4,580,195	2,689,778
JNL/Franklin Templeton Mutual Shares Fund	8,024,552	2,652,447	JNL/PPM America Small Cap Value Fund	2,085,569	569,944
JNL/Franklin Templeton Small Cap Value Fund	7,416,081	2,200,444	JNL/PPM America Value Equity Fund	2,445,418	777,732
JNL/Goldman Sachs Core Plus Bond Fund	12,364,731	7,301,226	JNL/Red Rocks Listed Private Equity Fund	4,764,841	1,301,651
JNL/Goldman Sachs Emerging Markets Debt Fund	16,791,213	7,175,572	JNL/S&P 4 Fund	13,382,481	7,169,322
JNL/Goldman Sachs Mid Cap Value Fund	7,430,990	3,051,279	JNL/S&P Competitive Advantage Fund	3,832,869	10,688,316
JNL/Goldman Sachs U.S. Equity Flex Fund	3,164,219	1,500,970	JNL/S&P Disciplined Growth Fund	3,934,798	1,715,506
JNL/Invesco Global Real Estate Fund	13,591,530	7,988,099	JNL/S&P Disciplined Moderate Fund	14,585,533	2,218,353
JNL/Invesco International Growth Fund	8,679,229	8,419,459	JNL/S&P Disciplined Moderate Growth Fund	12,815,349	2,432,378
JNL/Invesco Large Cap Growth Fund	7,049,701	4,572,070	JNL/S&P Dividend Income & Growth Fund	8,481,958	1,811,755
JNL/Invesco Small Cap Growth Fund	3,260,842	1,865,191	JNL/S&P Intrinsic Value Fund	5,858,363	3,157,912
JNL/Ivy Asset Strategy Fund	26,941,214	3,964,087	JNL/S&P Managed Aggressive Growth Fund	23,947,643	17,053,226
JNL/JPMorgan International Value Fund	7,251,739	9,014,438	JNL/S&P Managed Conservative Fund	54,148,569	16,825,163
JNL/JPMorgan MidCap Growth Fund	6,765,497	6,355,523	JNL/S&P Managed Growth Fund	62,052,182	36,303,811
JNL/JPMorgan U.S. Government & Quality Bond Fund	14,470,244	7,506,234	JNL/S&P Managed Moderate Fund	67,532,480	18,577,861

Note 5 – Purchases and Sales of Investments (continued)

JNL Series Trust (continued)
	Purchases	Proceeds from Sales		Purchases	Proceeds from Sales
JNL/S&P Managed Moderate Growth Fund	$99,015,854	$37,750,550	JNL/T. Rowe Price Established Growth Fund	$18,223,111	$10,419,783
JNL/S&P Total Yield Fund	1,548,145	455,049	JNL/T. Rowe Price Mid-Cap Growth Fund	25,580,031	12,563,373
JNL/Select Balanced Fund	26,880,680	6,016,801	JNL/T. Rowe Price Short-Term Bond Fund	11,459,843	5,496,025
JNL/Select Money Market Fund	55,265,211	54,384,150	JNL/T. Rowe Price Value Fund	9,113,210	6,730,254
JNL/Select Value Fund	7,889,470	3,900,069

JNL Variable Fund LLC
	Purchases	Proceeds from Sales		Purchases	Proceeds from Sales
JNL/MCM 25 Fund	$21,262,439	$6,531,622	JNL/MCM NYSE® International 25 Fund	$2,782,672	$1,831,371
JNL/MCM Communications Sector Fund	2,763,898	708,477	JNL/MCM Oil & Gas Sector Fund	15,331,218	9,587,808
JNL/MCM Consumer Brands Sector Fund	2,430,717	1,308,168	JNL/MCM S&P® 24 Fund	662,702	298,329
JNL/MCM Dow SM Dividend Fund	7,826,336	5,125,253	JNL/MCM S&P® SMid 60 Fund	14,742,749	14,284,871
JNL/MCM Financial Sector Fund	4,658,159	3,212,957	JNL/MCM Select Small-Cap Fund	2,421,356	1,556,872
JNL/MCM Healthcare Sector Fund	4,966,970	2,984,013	JNL/MCM Technology Sector Fund	13,684,068	16,811,731
JNL/MCM JNL 5 Fund	31,000,406	59,180,224	JNL/MCM Value Line® 30 Fund	4,148,772	8,050,330
JNL/MCM JNL Optimized 5 Fund	8,553,030	5,302,824	JNL/MCM VIP Fund	2,143,151	3,395,718
JNL/MCM Nasdaq® 25 Fund	3,554,352	3,020,957

Note 6 – Subsequent Events

Effective February 22, 2011, changes were made to the investment options available in the Separate Account.  JNL/BlackRock Global Allocation Portfolio was removed as an investment option for all new investment allocations, but any current investment balances as of February 22, 2011, remained invested in the Portfolio.  Management has evaluated the Funds for any other subsequent events through the date the financial statements are available to be issued, and has concluded there are no other events that require financial statement disclosure and/or adjustments to the financial statements.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights
The following is a summary for each period in the five-year period ended December 31, 2010 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.  Unit values for portfolios that do not have any assets at period end are calculated based on the net asset value of the underlying fund less expenses charged directly to the Separate Account.

JNL/American
									Funds Blue				JNL/American		JNL/American
	JNL		JNL		JNL		JNL		Chip		JNL/American		Funds Global		Funds		JNL/American		JNL/American
	Institutional		Institutional		Institutional		Institutional		Income and		Funds Global		Small		Growth-		Funds		Funds New
	Alt 20		Alt 35		Alt 50		Alt 65		Growth		Bond		Capitalization		Income		International		World
	Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(b)		Portfolio(b)		Portfolio(b)		Portfolio(b)		Portfolio(b)		Portfolio(b)

Highest expense ratio
Period ended December 31, 2010

Unit Value	$13.787812		$14.530009		$14.913342		$15.480283		$10.221876		$10.257107		$10.969575		$10.280893		$10.674432		$11.176281
Total Return *	6.99	%***	13.85	%***	14.50	%***	15.60	%***	2.98	%***	-2.81	%***	1.76	%***	2.86	%***	4.24	%***	6.16	%***
Ratio of Expenses **	2.47%		2.37%		2.56%		2.56%		2.46%		2.81%		2.46%		2.46%		2.46%		2.46%

Period ended December 31, 2009

Unit Value	$12.511871		$13.013149		$13.337478		$13.718944		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	-0.03	%***	0.04	%***	0.11	%***	22.37	%***	n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	2.345%		2.345%		2.345%		2.46%		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2007

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2006

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 6, 2009.
(b) Commencement of operations May 3, 2010.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

JNL/American
									Funds Blue				JNL/American		JNL/American
	JNL		JNL		JNL		JNL		Chip		JNL/American		Funds Global		Funds		JNL/American		JNL/American
	Institutional		Institutional		Institutional		Institutional		Income and		Funds Global		Small		Growth-		Funds		Funds New
	Alt 20		Alt 35		Alt 50		Alt 65		Growth		Bond		Capitalization		Income		International		World
	Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(b)		Portfolio(b)		Portfolio(b)		Portfolio(b)		Portfolio(b)		Portfolio(b)

Lowest expense ratio
Period ended December 31, 2010

Unit Value	$14.095348		$14.790255		$15.270726		$15.838026		$10.307663		$10.367188		$11.061642		$10.367185		$10.764025		$11.269970
Total Return *	11.71%		12.83%		13.53%		14.41%		5.03	%***	0.99	%***	3.98	%***	1.98	%***	12.99	%***	3.10	%***
Ratio of Expenses **	1.20%		1.35%		1.20%		1.25%		1.20%		1.20%		1.20%		1.20%		1.20%		1.20%

Period ended December 31, 2009

Unit Value	$12.617915		$13.108918		$13.450517		$13.842677		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	4.23	%***	20.14	%***	1.37	%***	2.20	%***	n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	1.20%		1.35%		1.20%		1.25%		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2007

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2006

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 6, 2009.
(b) Commencement of operations May 3, 2010.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

JNL/American
					Funds Blue		JNL/American	JNL/American
	JNL	JNL	JNL	JNL	Chip	JNL/American	Funds Global	Funds	JNL/American	JNL/American
	Institutional	Institutional	Institutional	Institutional	Income and	Funds Global	Small	Growth-	Funds	Funds New
	Alt 20	Alt 35	Alt 50	Alt 65	Growth	Bond	Capitalization	Income	International	World
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(b)

Portfolio data
Period ended December 31, 2010

Net Assets (in thousands)	$22,417	$18,229	$32,487	$42,126	$9,396	$5,707	$6,409	$9,854	$4,825	$5,160
Units Outstanding (in thousands)	1,601	1,237	2,140	2,675	914	552	581	953	449	459
Investment Income Ratio *	0.80%	0.90%	0.84%	1.51%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Period ended December 31, 2009

Net Assets (in thousands)	$4,545	$4,543	$10,572	$4,143	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	361	347	788	300	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2008

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2007

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2006

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a) Commencement of operations April 6, 2009.
(b) Commencement of operations May 3, 2010.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

						JNL/Capital
					JNL/Capital	Guardian					JNL/Franklin
	JNL/BlackRock		JNL/BlackRock		Guardian	Global		JNL/Capital		JNL/Eagle	Templeton		JNL/Franklin		JNL/Franklin
	Commodity		Global		Global	Diversified		Guardian U.S.	JNL/Eagle	SmallCap	Founding		Templeton		Templeton
	Securities		Allocation		Balanced	Research		Growth Equity	Core Equity	Equity	Strategy		Global Growth		Income
	Portfolio(b)		Portfolio(c)		Portfolio	Portfolio		Portfolio	Portfolio	Portfolio	Portfolio(b)		Portfolio(b)		Portfolio(a)

Highest expense ratio
Period ended December 31, 2010

Unit Value	$10.577556		$10.294555		$8.954289	$20.828884		$20.329402	$12.577079	$22.666493	$8.247152		$7.456868		$10.190111
Total Return *	13.90%		3.61	%***	4.74%	8.56%		9.40%	8.07%	31.74%	7.21%		3.99%		9.17%
Ratio of Expenses **	3.06%		2.42%		4.00%	2.92%		2.95%	3.445%	2.92%	2.92%		2.92%		3.06%

Period ended December 31, 2009

Unit Value	$9.286455		n/a		$8.549148	$19.186964		$18.582853	$11.638017	$17.205430	$7.692367		$7.171023		$9.333800
Total Return *	45.41%		n/a		17.68%	34.25%		30.89%	29.30%	31.59%	26.39%		27.07%		28.91%
Ratio of Expenses **	3.06%		n/a		4.00%	2.92%		2.95%	3.445%	2.92%	2.92%		2.92%		3.06%

Period ended December 31, 2008

Unit Value	$6.386254		n/a		$7.264910	$14.291823		$14.196883	$9.000976	$13.075035	$6.086256		$5.643363		$7.240302
Total Return *	-52.69%		n/a		-31.10%	-41.86	%***	-42.60%	-41.10%	-40.06%	-37.97%		-42.33%		-31.85%
Ratio of Expenses **	3.06%		n/a		4.00%	2.92%		2.95%	3.445%	2.92%	2.92%		2.92%		3.06%

Period ended December 31, 2007

Unit Value	$13.499173		n/a		$10.543817	$26.239730		$24.731198	$15.282170	$21.815073	$9.812218		$9.785701		$10.624672
Total Return *	14.39	%***	n/a		3.70%	2.45	%***	6.52%	-2.84%	8.85%	-3.47	%***	-8.10	%***	-3.52	%***
Ratio of Expenses **	3.06%		n/a		4.00%	2.72%		2.95%	3.445%	2.92%	2.92%		2.92%		3.06%

Period ended December 31, 2006

Unit Value	n/a		n/a		$10.167521	$23.065061		$23.216435	$15.728676	$20.041342	n/a		n/a		$10.767823
Total Return *	n/a		n/a		6.46%	10.57%		1.57%	8.55%	16.65%	n/a		n/a		5.49	%***
Ratio of Expenses **	n/a		n/a		4.00%	2.45%		2.95%	3.445%	2.92%	n/a		n/a		2.92%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations January 16, 2007.
(c) Commencement of operations October 11, 2010.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

						JNL/Capital
					JNL/Capital	Guardian						JNL/Franklin
	JNL/BlackRock		JNL/BlackRock		Guardian	Global		JNL/Capital			JNL/Eagle	Templeton		JNL/Franklin		JNL/Franklin
	Commodity		Global		Global	Diversified		Guardian U.S.		JNL/Eagle	SmallCap	Founding		Templeton		Templeton
	Securities		Allocation		Balanced	Research		Growth Equity		Core Equity	Equity	Strategy		Global Growth		Income
	Portfolio(b)		Portfolio(c)		Portfolio	Portfolio		Portfolio		Portfolio	Portfolio	Portfolio(b)		Portfolio(b)		Portfolio(a)

Lowest expense ratio
Period ended December 31, 2010

Unit Value	$11.385308		$10.322473		$12.008142	$27.046552		$26.729247		$17.585979	$29.402331	$8.810426		$7.966199		$11.114211
Total Return *	16.04%		1.12	%***	7.66%	10.39%		11.33%		10.63%	34.17%	9.02%		5.74%		11.22%
Ratio of Expenses **	1.20%		1.20%		1.25%	1.25%		1.20%		1.10%	1.10%	1.25%		1.25%		1.20%

Period ended December 31, 2009

Unit Value	$9.811404		n/a		$11.153827	$24.501862		$24.008993		$15.895750	$21.915024	$8.081629		$7.533953		$9.992628
Total Return *	48.14%		n/a		20.96%	36.51%		33.21%		32.37%	34.00%	28.52%		29.21%		4.97	%***
Ratio of Expenses **	1.20%		n/a		1.25%	1.25%		1.20%		1.10%	1.10%	1.25%		1.25%		1.20%

Period ended December 31, 2008

Unit Value	$6.622915		n/a		$9.221201	$17.948440		$18.024075		$12.009007	$16.353961	$6.288338		$5.830781		$7.598687
Total Return *	-50.26	%***	n/a		-29.18%	-43.20%		-37.16	%***	-39.70%	-38.96%	-36.93%		-41.36%		-30.61%
Ratio of Expenses **	1.20%		n/a		1.25%	1.25%		1.20%		1.10%	1.10%	1.25%		1.25%		1.25%

Period ended December 31, 2007

Unit Value	$13.730889		n/a		$13.020007	$31.597476		$30.659761		$19.916715	$26.791566	$9.970116		$9.943224		$10.950553
Total Return *	1.58	%***	n/a		6.61%	-3.47	%***	8.36%		-0.52%	10.86%	-4.99	%***	-7.78	%***	0.58	%***
Ratio of Expenses **	1.25%		n/a		1.25%	1.25%		1.25%		1.10%	1.10%	1.25%		1.25%		1.25%

Period ended December 31, 2006

Unit Value	n/a		n/a		$12.212895	$26.214779		$28.294191		$20.020920	$24.167102	n/a		n/a		$10.887761
Total Return *	n/a		n/a		9.42%	11.79%		3.31%		11.12%	18.78%	n/a		n/a		8.88	%***
Ratio of Expenses **	n/a		n/a		1.25%	1.35%		1.25%		1.10%	1.10%	n/a		n/a		1.40%
*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations January 16, 2007.
(c) Commencement of operations October 11, 2010.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

				JNL/Capital
			JNL/Capital	Guardian				JNL/Franklin
	JNL/BlackRock	JNL/BlackRock	Guardian	Global	JNL/Capital		JNL/Eagle	Templeton	JNL/Franklin	JNL/Franklin
	Commodity	Global	Global	Diversified	Guardian U.S.	JNL/Eagle	SmallCap	Founding	Templeton	Templeton
	Securities	Allocation	Balanced	Research	Growth Equity	Core Equity	Equity	Strategy	Global Growth	Income
	Portfolio(b)	Portfolio(c)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio(b)	Portfolio(b)	Portfolio(a)

Portfolio data
Period ended December 31, 2010

Net Assets (in thousands)	$31,623	$7,298	$18,133	$11,063	$20,025	$5,550	$29,936	$57,185	$9,349	$53,897
Units Outstanding (in thousands)	2,831	708	1,568	482	909	354	1,107	6,588	1,188	4,941
Investment Income Ratio *	0.32%	0.00%	1.13%	0.73%	0.26%	0.32%	0.23%	3.14%	1.55%	4.20%

Period ended December 31, 2009

Net Assets (in thousands)	$28,331	n/a	$13,985	$8,855	$14,962	$4,315	$10,264	$41,621	$5,832	$34,693
Units Outstanding (in thousands)	2,934	n/a	1,299	446	800	328	521	5,214	782	3,531
Investment Income Ratio *	0.86%	n/a	2.46%	1.86%	0.18%	1.31%	0.00%	0.07%	2.26%	7.00%

Period ended December 31, 2008

Net Assets (in thousands)	$17,074	n/a	$9,625	$4,641	$6,682	$2,152	$4,286	$26,679	$3,094	$23,604
Units Outstanding (in thousands)	2,612	n/a	1,077	347	557	235	299	4,280	535	3,144
Investment Income Ratio *	0.08%	n/a	1.10%	0.00%	0.00%	2.51%	0.00%	1.39%	0.02%	0.09%

Period ended December 31, 2007

Net Assets (in thousands)	$22,157	n/a	$12,554	$5,787	$9,399	$4,094	$6,747	$36,507	$4,740	$28,076
Units Outstanding (in thousands)	1,622	n/a	990	299	537	286	296	3,678	479	2,586
Investment Income Ratio *	0.00%	n/a	2.59%	0.71%	0.00%	1.98%	2.17%	0.00%	1.22%	4.15%

Period ended December 31, 2006

Net Assets (in thousands)	n/a	n/a	$10,268	$3,676	$7,526	$4,580	$5,301	n/a	n/a	$5,251
Units Outstanding (in thousands)	n/a	n/a	859	273	528	314	273	n/a	n/a	484
Investment Income Ratio *	n/a	n/a	0.13%	0.09%	0.00%	0.00%	0.00%	n/a	n/a	0.47%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations January 16, 2007.
(c) Commencement of operations October 11, 2010.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

	JNL/Franklin
	Templeton
	Inter-		JNL/Franklin				JNL/	JNL/Goldman		JNL/
	national Small		Templeton		JNL/Franklin		Goldman	Sachs		Goldman		JNL/Goldman		JNL/Invesco		JNL/Invesco		JNL/Invesco
	Cap		Mutual		Templeton		Sachs	Emerging		Sachs		Sachs U.S.		Global Real		International		Large Cap
	Growth		Shares		Small Cap		Core Plus	Markets Debt		Mid Cap		Equity Flex		Estate		Growth		Growth
	Portfolio(b)		Portfolio(a)		Value Portfolio		Bond Portfolio	Portfolio(c)		Value Portfolio		Portfolio(a)		Portfolio		Portfolio		Portfolio

Highest expense ratio
Period ended December 31, 2010

Unit Value	$7.714890		$7.942977		$11.704333		$17.043066	$12.970732		$12.014464		$8.210392		$11.382358		$12.940614		$9.866017
Total Return *	17.40%		8.64%		23.18%		4.13%	-1.70	%***	20.65%		1.33	%***	13.62%		8.92%		12.80%
Ratio of Expenses **	2.645%		2.56%		2.92%		3.30%	2.81%		3.06%		2.81%		3.06%		3.06%		4.00%

Period ended December 31, 2009

Unit Value	$6.571401		$7.311457		$9.501581		$16.366352	$11.542313		$9.958343		$7.830309		$10.018332		$11.880546		$8.746244
Total Return *	48.61%		23.54%		29.77%		10.45%	9.49	%***	28.66%		22.16	%***	28.54%		32.86%		19.42%
Ratio of Expenses **	2.645%		2.56%		2.92%		3.30%	2.56%		3.06%		2.56%		3.06%		3.06%		4.00%

Period ended December 31, 2008

Unit Value	$4.421985		$5.918448		$7.322015		$14.817905	$9.627208		$7.740295		$6.443505		$7.794000		$8.941970		$7.324091
Total Return *	-55.11%		-39.47%		-35.05%		-8.25%	1.68	%***	-38.02%		-39.20%		-37.64%		-42.72%		-40.11%
Ratio of Expenses **	2.645%		2.56%		2.92%		3.30%	2.32%		3.06%		2.46%		3.06%		3.06%		4.00%

Period ended December 31, 2007

Unit Value	$9.849998		$9.777653		$11.273287		$16.150638	n/a		$12.488638		$10.597762		$12.498967		$15.610040		$12.228711
Total Return *	-2.45	%***	-5.59	%***	-8.86%		3.51%	n/a		-6.17	%***	-1.94	%***	-19.38	%***	6.87	%***	11.19%
Ratio of Expenses **	2.645%		2.56%		2.92%		3.30%	n/a		3.06%		2.46%		3.06%		3.06%		4.00%

Period ended December 31, 2006

Unit Value	n/a		n/a		$12.368543		$15.602425	n/a		$12.557941		n/a		$15.193606		$14.852999		$10.998069
Total Return *	n/a		n/a		8.71	%***	1.30%	n/a		8.72	%***	n/a		32.43%		19.03%		3.64%
Ratio of Expenses **	n/a		n/a		2.92%		3.30%	n/a		2.92%		n/a		2.95%		2.95%		4.00%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

	JNL/Franklin
	Templeton
	Inter-		JNL/Franklin			JNL/	JNL/Goldman		JNL/
	national Small		Templeton		JNL/Franklin	Goldman	Sachs		Goldman		JNL/Goldman		JNL/Invesco		JNL/Invesco		JNL/Invesco
	Cap		Mutual		Templeton	Sachs	Emerging		Sachs		Sachs U.S.		Global Real		International		Large Cap
	Growth		Shares		Small Cap	Core Plus	Markets Debt		Mid Cap		Equity Flex		Estate		Growth		Growth
	Portfolio(b)		Portfolio(a)		Value Portfolio	Bond Portfolio	Portfolio(c)		Value Portfolio		Portfolio(a)		Portfolio		Portfolio		Portfolio

Lowest expense ratio
Period ended December 31, 2010

Unit Value	$8.065387		$8.382027		$12.792624	$24.041331	$13.446113		$13.349617		$8.751043		$12.611990		$17.309587		$12.873477
Total Return *	19.11%		10.12%		25.14%	6.45%	3.93	%***	22.91%		7.40%		15.68%		10.97%		16.12%
Ratio of Expenses **	1.20%		1.20%		1.35%	1.10%	1.20%		1.20%		1.20%		1.25%		1.20%		1.10%

Period ended December 31, 2009

Unit Value	$6.771385		$7.611388		$10.222878	$22.584355	$11.702888		$10.861081		$8.148045		$10.902034		$15.598755		$11.086130
Total Return *	0.84	%***	25.23%		31.81%	12.91%	21.28%		2.03	%***	23.37%		30.89%		35.36%		22.93%
Ratio of Expenses **	1.20%		1.20%		1.35%	1.10%	1.35%		1.20%		1.20%		1.25%		1.20%		1.10%

Period ended December 31, 2008

Unit Value	$4.484082		$6.077994		$7.755973	$20.002660	$9.649295		$8.241286		$6.604318		$8.329075		$11.524130		$9.018126
Total Return *	-54.52%		-34.06	%***	-34.03%	-6.21%	7.15	%***	-36.95%		-32.20	%***	-36.50%		-35.61	%***	-38.35%
Ratio of Expenses **	1.35%		1.20%		1.35%	1.10%	1.35%		1.35%		1.20%		1.25%		1.20%		1.10%

Period ended December 31, 2007

Unit Value	$9.859775		$9.900980		$11.756122	$21.327295	n/a		$13.070993		$10.710847		$13.117101		$19.623745		$14.626770
Total Return *	-2.17	%***	-2.04	%***	-7.40%	5.83%	n/a		1.41%		4.97	%***	-16.07	%***	8.41%		14.48%
Ratio of Expenses **	1.35%		1.25%		1.35%	1.10%	n/a		1.35%		1.35%		1.25%		1.25%		1.10%

Period ended December 31, 2006

Unit Value	n/a		n/a		$12.695707	$20.152585	n/a		$12.889320		n/a		$15.628634		$18.102209		$12.776730
Total Return *	n/a		n/a		16.13%	3.54%	n/a		14.18%		n/a		34.78%		21.07%		6.68%
Ratio of Expenses **	n/a		n/a		1.35%	1.10%	n/a		1.35%		n/a		1.35%		1.25%		1.10%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

	JNL/Franklin
	Templeton
	Inter-	JNL/Franklin		JNL/	JNL/Goldman	JNL/
	national Small	Templeton	JNL/Franklin	Goldman	Sachs	Goldman	JNL/Goldman	JNL/Invesco	JNL/Invesco	JNL/Invesco
	Cap	Mutual	Templeton	Sachs	Emerging	Sachs	Sachs U.S.	Global Real	International	Large Cap
	Growth	Shares	Small Cap	Core Plus	Markets Debt	Mid Cap	Equity Flex	Estate	Growth	Growth
	Portfolio(b)	Portfolio(a)	Value Portfolio	Bond Portfolio	Portfolio(c)	Value Portfolio	Portfolio(a)	Portfolio	Portfolio	Portfolio

Portfolio data
Period ended December 31, 2010

Net Assets (in thousands)	$8,311	$17,073	$13,064	$23,678	$14,482	$11,928	$5,598	$16,691	$18,691	$13,781
Units Outstanding (in thousands)	1,044	2,069	1,038	1,084	1,087	914	650	1,354	1,181	1,124
Investment Income Ratio *	1.29%	0.03%	0.56%	2.74%	1.32%	0.64%	0.76%	5.36%	0.67%	0.30%

Period ended December 31, 2009

Net Assets (in thousands)	$5,539	$10,152	$5,783	$18,061	$3,676	$5,694	$3,506	$9,829	$16,218	$9,404
Units Outstanding (in thousands)	826	1,351	574	886	316	536	436	919	1,140	892
Investment Income Ratio *	2.36%	4.44%	0.99%	4.89%	0.22%	1.33%	0.97%	3.02%	2.22%	0.31%

Period ended December 31, 2008

Net Assets (in thousands)	$709	$5,576	$2,371	$14,518	$90	$2,680	$1,601	$4,718	$9,437	$5,553
Units Outstanding (in thousands)	159	925	310	825	9	331	245	577	906	650
Investment Income Ratio *	0.22%	0.00%	1.14%	3.90%	0.00%	0.99%	0.00%	2.10%	0.45%	0.15%

Period ended December 31, 2007

Net Assets (in thousands)	$155	$7,161	$2,806	$15,399	n/a	$4,209	$518	$6,850	$14,387	$7,404
Units Outstanding (in thousands)	16	726	242	827	n/a	327	49	530	816	535
Investment Income Ratio *	0.00%	0.00%	2.67%	3.69%	n/a	2.05%	0.00%	2.50%	1.71%	0.42%

Period ended December 31, 2006

Net Assets (in thousands)	n/a	n/a	$1,909	$10,767	n/a	$1,796	n/a	$7,640	$8,157	$6,042
Units Outstanding (in thousands)	n/a	n/a	152	613	n/a	141	n/a	494	519	497
Investment Income Ratio *	n/a	n/a	0.07%	0.00%	n/a	0.09%	n/a	0.08%	0.17%	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

						JNL/JPMorgan
	JNL/Invesco	JNL/Ivy		JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard		JNL/Lazard	JNL/M&G		JNL/M&G		JNL/MCM
	Small Cap	Asset Strategy		International	MidCap Growth	& Quality Bond	Emerging Markets		Mid Cap	Global Basics		Global Leaders		10 x 10
	Growth Portfolio	Portfolio(d)		Value Portfolio	Portfolio	Portfolio	Portfolio(a)		Equity Portfolio	Portfolio(c)		Portfolio(c)		Portfolio(b)

Highest expense ratio
Period ended December 31, 2010

Unit Value	$12.706377	$11.034330		$9.791874	$19.509756	$12.722158	$13.133006		$15.183516	$14.419391		$12.310144		$8.378355
Total Return *	21.75%	5.25	%***	3.71%	21.98%	3.13%	18.23%		18.69%	20.95	%***	10.48%		13.59%
Ratio of Expenses **	3.60%	2.81%		3.67%	2.92%	4.00%	3.06%		3.62%	2.46%		2.45%		2.47%

Period ended December 31, 2009

Unit Value	$10.436552	$10.346684		$9.442039	$15.994559	$12.335502	$11.107627		$12.792119	$12.027677		$11.142480		$7.375850
Total Return *	30.03%	-0.34	%***	25.48%	38.84%	-0.37%	66.56%		34.69%	2.20	%***	52.64	%***	21.55%
Ratio of Expenses **	3.60%	2.37%		3.67%	2.92%	4.00%	3.06%		3.62%	2.32%		2.45%		2.47%

Period ended December 31, 2008

Unit Value	$8.026065	n/a		$7.524892	$11.519886	$12.381527	$6.668671		$9.497574	$8.387379		$8.317768		$6.068298
Total Return *	-41.86%	n/a		-46.49%	-46.04%	2.36%	-51.55%		-41.13%	3.40	%***	12.15	%***	-37.80%
Ratio of Expenses **	3.60%	n/a		3.67%	2.92%	4.00%	3.06%		3.62%	1.65%		2.00%		2.47%

Period ended December 31, 2007

Unit Value	$13.804828	n/a		$14.063652	$21.350052	$12.096597	$13.765183		$16.133863	n/a		n/a		$9.756870
Total Return *	7.41%	n/a		7.91%	4.84%	2.19%	31.56	%***	-6.09%	n/a		n/a		2.69	%***
Ratio of Expenses **	3.60%	n/a		3.67%	2.92%	4.00%	3.06%		3.62%	n/a		n/a		2.47%

Period ended December 31, 2006

Unit Value	$12.851988	n/a		$13.032392	$20.365068	$11.837508	$10.811520		$17.179980	n/a		n/a		n/a
Total Return *	10.45%	n/a		27.24%	8.84%	-0.79%	14.76	%***	10.50%	n/a		n/a		n/a
Ratio of Expenses **	3.60%	n/a		3.67%	2.92%	4.00%	2.47%		3.62%	n/a		n/a		n/a
*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

						JNL/JPMorgan
	JNL/Invesco				JNL/JPMorgan	U.S.		JNL/Lazard
	Small Cap	JNL/Ivy		JNL/JPMorgan	MidCap	Government		Emerging		JNL/Lazard	JNL/M&G		JNL/M&G		JNL/MCM
	Growth	Asset Strategy		International	Growth	& Quality Bond		Markets		Mid Cap	Global Basics		Global Leaders		10 x 10
	Portfolio	Portfolio(d)		Value Portfolio	Portfolio	Portfolio		Portfolio(a)		Equity Portfolio	Portfolio(c)		Portfolio(c)		Portfolio(b)

Lowest expense ratio
Period ended December 31, 2010

Unit Value	$15.763517	$11.238795		$13.619569	$25.333583	$19.708034		$14.324101		$20.983331	$14.782825		$12.613218		$8.762104
Total Return *	24.64%	8.34%		6.41%	24.04%	6.06%		20.45%		21.72%	21.43%		11.70%		14.99%
Ratio of Expenses **	1.25%	1.35%		1.10%	1.25%	1.20%		1.20%		1.10%	1.35%		1.35%		1.25%

Period ended December 31, 2009

Unit Value	$12.646845	$10.373870		$12.799740	$20.424376	$18.581407		$11.891765		$17.238509	$12.173516		$11.291894		$7.620194
Total Return *	33.13%	4.38	%***	28.74%	41.18%	2.46%		2.85	%***	38.13%	45.03%		35.55%		23.04%
Ratio of Expenses **	1.25%	1.35%		1.10%	1.25%	1.20%		1.20%		1.10%	1.35%		1.35%		1.25%

Period ended December 31, 2008

Unit Value	$9.499926	n/a		$9.942002	$14.466516	$18.135712		$6.998757		$12.480293	$8.393798		$8.330475		$6.193316
Total Return *	-40.48%	n/a		-45.10%	-45.13%	5.26%		-50.67%		-39.63%	11.48	%***	12.21	%***	-37.04%
Ratio of Expenses **	1.25%	n/a		1.10%	1.25%	1.20%		1.25%		1.10%	1.35%		1.35%		1.25%

Period ended December 31, 2007

Unit Value	$15.960342	n/a		$18.109633	$26.367299	$17.229132		$14.187324		$20.673108	n/a		n/a		$9.837116
Total Return *	9.98%	n/a		10.74%	6.61%	1.64	%***	-0.35	%***	-3.68%	n/a		n/a		-5.29	%***
Ratio of Expenses **	1.25%	n/a		1.10%	1.25%	1.20%		1.25%		1.10%	n/a		n/a		1.25%

Period ended December 31, 2006

Unit Value	$14.511723	n/a		$16.353590	$24.731845	$16.297123		$10.892120		$21.462784	n/a		n/a		n/a
Total Return *	13.07%	n/a		30.54%	10.67%	1.97%		9.15	%***	13.31%	n/a		n/a		n/a
Ratio of Expenses **	1.25%	n/a		1.10%	1.25%	1.25%		1.35%		1.10%	n/a		n/a		n/a

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

					JNL/JPMorgan
	JNL/Invesco			JNL/JPMorgan	U.S.	JNL/Lazard
	Small Cap	JNL/Ivy	JNL/JPMorgan	MidCap	Government	Emerging	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM
	Growth	Asset Strategy	International	Growth	& Quality Bond	Markets	Mid Cap	Global Basics	Global Leaders	10 x 10
	Portfolio	Portfolio(d)	Value Portfolio	Portfolio	Portfolio	Portfolio(a)	Equity Portfolio	Portfolio(c)	Portfolio(c)	Portfolio(b)

Portfolio data
Period ended December 31, 2010

Net Assets (in thousands)	$9,681	$30,214	$18,237	$19,305	$24,533	$56,931	$13,800	$1,664	$1,297	$28,351
Units Outstanding (in thousands)	637	2,696	1,432	884	1,349	4,060	716	113	103	3,273
Investment Income Ratio *	0.00%	0.01%	2.40%	0.00%	3.28%	0.55%	0.53%	0.75%	0.48%	2.05%

Period ended December 31, 2009

Net Assets (in thousands)	$6,353	$4,687	$19,101	$15,041	$17,065	$30,651	$10,301	$616	$465	$21,284
Units Outstanding (in thousands)	522	452	1,587	882	1,008	2,620	654	51	41	2,818
Investment Income Ratio *	0.00%	0.00%	4.38%	0.00%	2.66%	2.46%	0.83%	0.61%	1.25%	4.74%

Period ended December 31, 2008

Net Assets (in thousands)	$2,303	n/a	$14,626	$3,832	$14,559	$7,602	$7,070	$22	$38	$11,357
Units Outstanding (in thousands)	254	n/a	1,560	397	896	1,100	619	3	5	1,845
Investment Income Ratio *	0.00%	n/a	2.14%	0.00%	2.39%	0.68%	1.32%	0.00%	0.18%	1.06%

Period ended December 31, 2007

Net Assets (in thousands)	$3,930	n/a	$28,958	$7,907	$9,981	$10,062	$12,268	n/a	n/a	$6,751
Units Outstanding (in thousands)	258	n/a	1,675	486	659	715	648	n/a	n/a	689
Investment Income Ratio *	0.28%	n/a	5.58%	0.00%	3.48%	0.22%	5.55%	n/a	n/a	0.00%

Period ended December 31, 2006

Net Assets (in thousands)	$3,987	n/a	$16,995	$5,617	$8,591	$1,501	$10,578	n/a	n/a	n/a
Units Outstanding (in thousands)	287	n/a	1,056	429	615	138	541	n/a	n/a	n/a
Investment Income Ratio *	0.00%	n/a	0.14%	0.00%	0.00%	0.00%	0.20%	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

						JNL/MCM
						Consumer					JNL/MCM			JNL/MCM
			JNL/MCM	JNL/MCM		Brands	JNL/MCM		JNL/MCM		Financial	JNL/MCM		Healthcare	JNL/MCM
	JNL/MCM		Bond Index	Communications		Sector	Dow Dividend		European 30		Sector	Global Alpha		Sector	Index 5
	25 Portfolio		Portfolio	Sector Portfolio		Portfolio	Portfolio(a)		Portfolio(c)		Portfolio	Portfolio(d)		Portfolio	Portfolio(b)

Highest expense ratio
Period ended December 31, 2010

Unit Value	$11.942160		$10.730476	$4.616627		$8.933898	$6.370230		$11.760139		$6.358391	$10.172833		$9.138311	$9.205757
Total Return *	19.32%		1.91%	18.84%		18.42%	8.82%		-0.35%		10.02%	3.21	%***	0.18%	12.70%
Ratio of Expenses **	2.92%		3.82%	3.06%		3.595%	2.92%		2.46%		3.10%	2.32%		3.62%	2.695%

Period ended December 31, 2009

Unit Value	$10.008869		$10.529872	$3.884787		$7.544110	$5.853775		$11.801059		$5.779211	$9.824164		$9.121715	$8.168040
Total Return *	48.54%		1.78%	21.81%		28.44%	16.79%		37.60%		15.00%	-2.35	%***	16.67%	21.83%
Ratio of Expenses **	2.92%		3.82%	3.06%		3.595%	2.92%		2.46%		3.10%	2.21%		3.62%	2.695%

Period ended December 31, 2008

Unit Value	$6.738050		$10.345302	$3.189306		$5.873650	$5.012113		$8.576221		$5.025586	n/a		$7.818485	$6.704217
Total Return *	-37.09%		-0.19%	-41.46%		-33.72%	-50.82%		16.18	%***	-52.15%	n/a		-25.93%	-31.73%
Ratio of Expenses **	2.92%		3.82%	3.06%		3.595%	2.92%		2.46%		3.10%	n/a		3.62%	2.695%

Period ended December 31, 2007

Unit Value	$10.711080		$10.365024	$5.447865		$8.861998	$10.191738		n/a		$10.503013	n/a		$10.556132	$9.820725
Total Return *	-5.64%		2.42%	1.44	%***	-11.14%	-5.83	%***	n/a		-19.90%	n/a		3.72%	-3.21	%***
Ratio of Expenses **	2.92%		3.82%	3.06%		3.595%	2.92%		n/a		3.10%	n/a		3.62%	2.695%

Period ended December 31, 2006

Unit Value	$11.351254		$10.120441	$5.591933		$9.972542	n/a		n/a		$13.112098	n/a		$10.177309	n/a
Total Return *	3.63	%***	-0.23%	32.69%		9.44%	n/a		n/a		15.07%	n/a		2.50%	n/a
Ratio of Expenses **	2.92%		3.82%	2.56%		3.595%	n/a		n/a		3.10%	n/a		3.62%	n/a

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

					JNL/MCM
					Consumer					JNL/MCM				JNL/MCM
			JNL/MCM	JNL/MCM	Brands	JNL/MCM		JNL/MCM		Financial		JNL/MCM		Healthcare	JNL/MCM
	JNL/MCM		Bond Index	Communications	Sector	Dow Dividend		European 30		Sector		Global Alpha		Sector	Index 5
	25 Portfolio		Portfolio	Sector Portfolio	Portfolio	Portfolio(a)		Portfolio(c)		Portfolio		Portfolio(d)		Portfolio	Portfolio(b)

Lowest expense ratio
Period ended December 31, 2010

Unit Value	$14.471906		$13.690850	$5.686513	$11.695318	$6.919764		$12.082548		$7.907944		$10.296112		$12.004152	$9.671778
Total Return *	21.33%		4.72%	21.01%	21.23%	10.66%		0.87%		12.13%		4.57%		2.59%	14.23%
Ratio of Expenses **	1.25%		1.10%	1.25%	1.25%	1.25%		1.25%		1.20%		1.35%		1.25%	1.35%

Period ended December 31, 2009

Unit Value	$11.928181		$13.074377	$4.699190	$9.647037	$6.253416		$11.978916		$7.052330		$9.845736		$11.701635	$8.466867
Total Return *	51.04%		4.59%	24.03%	31.49%	18.76%		14.71	%***	17.20%		-0.82	%***	19.47%	23.48%
Ratio of Expenses **	1.25%		1.10%	1.25%	1.25%	1.25%		1.25%		1.20%		1.35%		1.25%	1.35%

Period ended December 31, 2008

Unit Value	$7.897156		$12.500500	$3.788673	$7.336631	$5.265477		$8.598569		$6.017266		n/a		$9.794926	$6.856637
Total Return *	-36.03%		2.56%	-40.39%	-32.14%	-49.99%		9.77	%***	-45.11	%***	n/a		-24.16%	-30.81%
Ratio of Expenses **	1.25%		1.10%	1.25%	1.25%	1.25%		1.35%		1.20%		n/a		1.25%	1.35%

Period ended December 31, 2007

Unit Value	$12.345715		$12.188243	$6.355640	$10.812044	$10.529819		n/a		$12.296201		n/a		$12.914850	$9.909799
Total Return *	-4.04%		5.26%	3.00%	-9.03%	-5.70	%***	n/a		-18.39%		n/a		6.23%	-3.24	%***
Ratio of Expenses **	1.25%		1.10%	1.25%	1.25%	1.25%		n/a		1.25%		n/a		1.25%	1.35%

Period ended December 31, 2006

Unit Value	$12.865708		$11.579585	$6.170303	$11.885292	n/a		n/a		$15.067748		n/a		$12.157988	n/a
Total Return *	4.97	%***	2.51%	34.43%	12.04%	n/a		n/a		17.22%		n/a		4.95%	n/a
Ratio of Expenses **	1.25%		1.10%	1.25%	1.25%	n/a		n/a		1.25%		n/a		1.25%	n/a

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

				JNL/MCM
				Consumer			JNL/MCM		JNL/MCM
		JNL/MCM	JNL/MCM	Brands	JNL/MCM	JNL/MCM	Financial	JNL/MCM	Healthcare	JNL/MCM
	JNL/MCM	Bond Index	Communications	Sector	Dow Dividend	European 30	Sector	Global Alpha	Sector	Index 5
	25 Portfolio	Portfolio	Sector Portfolio	Portfolio	Portfolio(a)	Portfolio(c)	Portfolio	Portfolio(d)	Portfolio	Portfolio(b)

Portfolio data
Period ended December 31, 2010

Net Assets (in thousands)	$26,660	$22,461	$4,063	$3,220	$17,318	$1,306	$9,304	$917	$11,108	$29,867
Units Outstanding (in thousands)	1,941	1,725	746	287	2,558	109	1,247	89	971	3,123
Investment Income Ratio *	3.13%	2.69%	3.28%	0.49%	3.09%	0.07%	1.31%	0.00%	1.16%	1.02%

Period ended December 31, 2009

Net Assets (in thousands)	$9,395	$18,998	$1,568	$1,673	$13,360	$930	$6,988	$114	$8,822	$23,007
Units Outstanding (in thousands)	838	1,527	346	182	2,177	78	1,049	12	793	2,742
Investment Income Ratio *	3.81%	2.67%	4.72%	0.66%	7.65%	6.05%	1.90%	0.00%	1.48%	1.37%

Period ended December 31, 2008

Net Assets (in thousands)	$11,781	$19,683	$1,047	$1,088	$9,598	$23	$3,204	n/a	$8,686	$4,148
Units Outstanding (in thousands)	1,607	1,652	285	155	1,851	3	566	n/a	937	608
Investment Income Ratio *	4.52%	4.16%	3.49%	0.37%	0.39%	0.59%	1.69%	n/a	1.03%	1.32%

Period ended December 31, 2007

Net Assets (in thousands)	$14,078	$21,147	$4,121	$1,042	$19,682	n/a	$2,950	n/a	$6,107	$1,982
Units Outstanding (in thousands)	1,206	1,814	656	100	1,890	n/a	255	n/a	500	201
Investment Income Ratio *	1.33%	4.60%	4.48%	0.69%	0.00%	n/a	1.78%	n/a	0.81%	0.00%

Period ended December 31, 2006

Net Assets (in thousands)	$25,126	$15,092	$2,350	$737	n/a	n/a	$1,974	n/a	$4,999	n/a
Units Outstanding (in thousands)	2,053	1,355	360	64	n/a	n/a	139	n/a	433	n/a
Investment Income Ratio *	0.00%	0.14%	0.14%	0.01%	n/a	n/a	0.06%	n/a	0.05%	n/a
*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

								JNL/MCM		JNL/MCM					JNL/MCM
	JNL/MCM	JNL/MCM		JNL/MCM		JNL/MCM		NYSE		Oil & Gas	JNL/MCM		JNL/MCM		S&P 400	JNL/MCM
	International	JNL 5		JNL Optimized		Nasdaq 25		International		Sector	Pacific Rim 30		S&P 24		MidCap	S&P 500
	Index Portfolio	Portfolio		5 Portfolio(a)		Portfolio		25 Portfolio(b)		Portfolio	Portfolio(c)		Portfolio(a)		Index Portfolio	Index Portfolio

Highest expense ratio
Period ended December 31, 2010

Unit Value	$12.461897	$9.888075		$9.050921		$10.345784		$7.983385		$24.537470	$12.646784		$9.103383		$13.623110	$8.812777
Total Return *	2.81%	13.24%		10.36%		13.94%		-0.37%		14.82%	2.81	%***	13.46%		21.12%	10.15%
Ratio of Expenses **	3.82%	3.36%		2.95%		2.82%		2.61%		3.67%	2.77%		2.695%		3.82%	3.82%

Period ended December 31, 2009

Unit Value	$12.121486	$8.732037		$8.200923		$9.079936		$8.013086		$21.371032	$11.581197		$8.023137		$11.247860	$8.000841
Total Return *	24.44%	20.03%		33.72%		30.38%		32.54%		15.76%	-1.43	%***	15.68%		32.86%	21.25%
Ratio of Expenses **	3.82%	3.36%		2.95%		2.82%		2.61%		3.67%	2.32%		2.695%		3.82%	3.82%

Period ended December 31, 2008

Unit Value	$9.741185	$7.274603		$6.132935		$6.964356		$6.045943		$18.461967	$9.557205		$6.935855		$8.465989	$6.598750
Total Return *	-45.06%	-44.44%		-47.65%		-43.14%		-47.32%		-40.10%	15.95	%***	-26.69	%***	-39.92%	-39.98%
Ratio of Expenses **	3.82%	3.36%		2.95%		2.82%		2.61%		3.67%	1.90%		2.695%		3.82%	3.82%

Period ended December 31, 2007

Unit Value	$17.731558	$13.092153		$11.714469		$12.247767		$11.477487		$30.822514	n/a		$10.659279		$14.092008	$10.994104
Total Return *	6.23%	-5.04	%***	10.26%		3.06	%***	9.88	%***	30.38%	n/a		-1.79	%***	3.40%	0.95%
Ratio of Expenses **	3.82%	3.36%		2.95%		2.82%		2.61%		3.67%	n/a		2.32%		3.82%	3.82%

Period ended December 31, 2006

Unit Value	$16.691558	$13.425250		$10.624143		n/a		n/a		$23.639818	n/a		n/a		$13.628381	$10.890975
Total Return *	20.88%	15.19%		6.26	%***	n/a		n/a		16.45%	n/a		n/a		5.59%	5.21%
Ratio of Expenses **	3.82%	3.11%		2.95%		n/a		n/a		3.67%	n/a		n/a		3.82%	3.82%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

								JNL/MCM		JNL/MCM						JNL/MCM
	JNL/MCM	JNL/MCM		JNL/MCM		JNL/MCM		NYSE		Oil & Gas		JNL/MCM		JNL/MCM		S&P 400	JNL/MCM
	International	JNL 5		JNL Optimized		Nasdaq 25		International		Sector		Pacific Rim 30		S&P 24		MidCap	S&P 500
	Index Portfolio	Portfolio		5 Portfolio(a)		Portfolio		25 Portfolio(b)		Portfolio		Portfolio(c)		Portfolio(a)		Index Portfolio	Index Portfolio

Lowest expense ratio
Period ended December 31, 2010

Unit Value	$15.759270	$11.315208		$9.821450		$11.446489		$8.391196		$32.601597		$13.084010		$9.693872		$17.228089	$11.245180
Total Return *	5.54%	15.71%		12.31%		15.80%		0.99%		17.69%		11.49%		15.00%		24.33%	13.19%
Ratio of Expenses **	1.20%	1.20%		1.20%		1.20%		1.25%		1.20%		1.25%		1.35%		1.20%	1.10%

Period ended December 31, 2009

Unit Value	$14.932353	$9.778792		$8.744697		$9.884589		$8.309309		$27.701731		$11.735522		$8.429408		$13.856434	$9.935174
Total Return *	27.74%	22.66%		36.08%		32.51%		-9.47	%***	18.65%		6.47	%***	17.24%		36.39%	24.59%
Ratio of Expenses **	1.20%	1.20%		1.20%		1.20%		1.25%		1.20%		1.25%		1.35%		1.20%	1.10%

Period ended December 31, 2008

Unit Value	$11.689743	$7.972541		$6.426124		$7.459688		$6.174597		$23.347075		$9.563759		$7.189709		$10.159610	$7.974214
Total Return *	-43.60%	-43.22%		-39.81	%***	-33.11	%***	-46.66%		-38.60%		7.51	%***	-33.63%		-38.33%	-38.32%
Ratio of Expenses **	1.20%	1.20%		1.20%		1.20%		1.35%		1.20%		1.60%		1.35%		1.20%	1.10%

Period ended December 31, 2007

Unit Value	$20.728167	$14.041607		$12.051653		$12.887159		$11.574967		$38.027337		n/a		$10.833210		$16.473778	$12.929231
Total Return *	9.07%	0.22	%***	12.16	%***	3.20	%***	13.64	%***	3.52	%***	n/a		-1.71	%***	6.16%	3.75%
Ratio of Expenses **	1.20%	1.20%		1.25%		1.25%		1.35%		1.20%		n/a		1.35%		1.20%	1.10%

Period ended December 31, 2006

Unit Value	$19.005048	$14.010976		$10.744631		n/a		n/a		$28.341626		n/a		n/a		$15.517528	$12.462343
Total Return *	24.08%	17.48%		7.45	%***	n/a		n/a		19.29%		n/a		n/a		8.38%	13.82%
Ratio of Expenses **	1.20%	1.25%		1.40%		n/a		n/a		1.25%		n/a		n/a		1.20%	1.10%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

					JNL/MCM	JNL/MCM			JNL/MCM
	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	NYSE	Oil & Gas	JNL/MCM	JNL/MCM	S&P 400	JNL/MCM
	International	JNL 5	JNL Optimized	Nasdaq 25	International	Sector	Pacific Rim 30	S&P 24	MidCap	S&P 500
	Index Portfolio	Portfolio	5 Portfolio(a)	Portfolio	25 Portfolio(b)	Portfolio	Portfolio(c)	Portfolio(a)	Index Portfolio	Index Portfolio

Portfolio data
Period ended December 31, 2010

Net Assets (in thousands)	$34,076	$255,347	$33,786	$5,545	$6,020	$30,493	$3,376	$1,552	$35,871	$65,928
Units Outstanding (in thousands)	2,261	23,279	3,516	501	730	994	260	163	2,175	6,112
Investment Income Ratio *	1.93%	2.06%	2.13%	0.21%	2.23%	1.09%	0.00%	0.34%	0.70%	1.42%

Period ended December 31, 2009

Net Assets (in thousands)	$32,115	$249,705	$26,986	$4,233	$5,157	$20,183	$850	$977	$24,246	$45,164
Units Outstanding (in thousands)	2,238	26,219	3,139	441	629	772	73	118	1,820	4,736
Investment Income Ratio *	2.70%	3.68%	2.95%	0.00%	5.16%	1.05%	3.01%	0.09%	1.18%	1.67%

Period ended December 31, 2008

Net Assets (in thousands)	$22,887	$219,942	$16,995	$2,841	$3,077	$13,205	$26	$6,139	$19,157	$25,662
Units Outstanding (in thousands)	2,030	28,207	2,678	391	501	599	3	875	1,964	3,354
Investment Income Ratio *	1.79%	2.19%	0.01%	0.03%	0.01%	0.58%	0.00%	0.00%	1.09%	1.57%

Period ended December 31, 2007

Net Assets (in thousands)	$43,240	$411,201	$23,935	$4,932	$4,036	$20,777	n/a	$605	$31,368	$44,016
Units Outstanding (in thousands)	2,147	29,805	2,004	390	350	580	n/a	56	1,961	3,514
Investment Income Ratio *	3.07%	2.25%	3.11%	0.00%	6.00%	1.01%	n/a	0.00%	1.25%	1.44%

Period ended December 31, 2006

Net Assets (in thousands)	$30,700	$203,454	$4,684	n/a	n/a	$15,509	n/a	n/a	$26,354	$38,038
Units Outstanding (in thousands)	1,650	14,699	437	n/a	n/a	588	n/a	n/a	1,735	3,118
Investment Income Ratio *	0.21%	0.03%	0.05%	n/a	n/a	0.08%	n/a	n/a	0.10%	0.11%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

			JNL/MCM			JNL/MCM				JNL/
	JNL/MCM		Select Small-		JNL/MCM	Technology	JNL/MCM			Oppenheimer	JNL/PAM		JNL/PAM		JNL/PIMCO
	S&P SMid		Cap		Small Cap	Sector	Value Line 30		JNL/MCM	Global Growth	Asia ex-Japan		China-India		Real Return
	60 Portfolio(b)		Portfolio		Index Portfolio	Portfolio	Portfolio		VIP Portfolio	Portfolio	Portfolio(c)		Portfolio(c)		Portfolio(a)

Highest expense ratio
Period ended December 31, 2010

Unit Value	$10.970531		$10.486936		$12.246469	$5.790370	$11.226452		$10.242365	$11.671742	$9.095534		$8.267688		$12.012545
Total Return *	17.43%		11.43%		21.59%	8.69%	18.41%		11.84%	11.63%	16.14%		-1.16	%***	4.62%
Ratio of Expenses **	2.80%		3.36%		3.82%	3.10%	3.36%		3.06%	3.30%	2.77%		2.81%		2.92%

Period ended December 31, 2009

Unit Value	$9.342505		$9.411601		$10.072059	$5.327626	$9.481303		$9.158067	$10.455341	$7.831456		$7.278544		$11.481733
Total Return *	57.13%		1.43%		22.60%	58.82%	10.89%		20.21%	34.90%	15.78	%***	20.08	%***	13.87%
Ratio of Expenses **	2.80%		3.36%		3.82%	3.10%	3.36%		3.06%	3.30%	2.77%		2.77%		2.92%

Period ended December 31, 2008

Unit Value	$5.945811		$9.279117		$8.215282	$3.354513	$8.549882		$7.618122	$7.750635	$4.752767		$4.118907		$10.083121
Total Return *	-32.15%		-42.04%		-37.37%	-45.15%	-49.18%		-44.51%	-42.78%	-23.20	%***	-47.23	%***	-8.65	%***
Ratio of Expenses **	2.80%		3.36%		3.82%	3.10%	3.36%		3.06%	3.30%	2.67%		2.47%		2.92%

Period ended December 31, 2007

Unit Value	$8.762630		$16.008906		$13.116710	$6.115358	$16.824245		$13.729202	$13.546090	n/a		n/a		$10.789785
Total Return *	-5.95	%***	-13.42%		-5.80%	11.04%	-0.66	%***	7.40%	2.86%	n/a		n/a		8.65	%***
Ratio of Expenses **	2.80%		3.36%		3.82%	3.10%	3.36%		3.06%	3.30%	n/a		n/a		2.87%

Period ended December 31, 2006

Unit Value	n/a		$18.491286		$13.923760	$5.507145	n/a		$12.783308	$13.170060	n/a		n/a		n/a
Total Return *	n/a		-2.48	%***	13.09%	6.03%	n/a		8.79%	13.17%	n/a		n/a		n/a
Ratio of Expenses **	n/a		3.36%		3.82%	3.10%	n/a		3.06%	3.30%	n/a		n/a		n/a

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

			JNL/MCM			JNL/MCM				JNL/
	JNL/MCM		Select Small-		JNL/MCM	Technology	JNL/MCM			Oppenheimer	JNL/PAM		JNL/PAM		JNL/PIMCO
	S&P SMid		Cap		Small Cap	Sector	Value Line 30		JNL/MCM	Global Growth	Asia ex-Japan		China-India		Real Return
	60 Portfolio(b)		Portfolio		Index Portfolio	Portfolio	Portfolio		VIP Portfolio	Portfolio	Portfolio(c)		Portfolio(c)		Portfolio(a)

Lowest expense ratio
Period ended December 31, 2010

Unit Value	$11.612498		$13.444909		$15.486630	$7.164897	$12.846735		$11.467586	$14.438869	$9.531443		$8.674606		$12.858377
Total Return *	19.26%		13.86%		24.82%	10.71%	20.99%		13.88%	14.12%	17.92%		15.47%		6.44%
Ratio of Expenses **	1.25%		1.20%		1.20%	1.25%	1.20%		1.25%	1.10%	1.25%		1.25%		1.20%

Period ended December 31, 2009

Unit Value	$9.737114		$11.808406		$12.407508	$6.471498	$10.617842		$10.069636	$12.652627	$8.082935		$7.512174		$12.080609
Total Return *	21.01	%***	4.40	%***	25.86%	61.78%	13.32%		22.41%	37.90%	1.99	%***	12.28	%***	-1.16	%***
Ratio of Expenses **	1.25%		1.20%		1.20%	1.25%	1.20%		1.25%	1.10%	1.25%		1.25%		1.20%

Period ended December 31, 2008

Unit Value	$6.091650		$11.339771		$9.858535	$4.000061	$9.370137		$8.226249	$9.175389	$4.820984		$4.168903		$10.418261
Total Return *	-31.15%		-40.80%		-35.71%	-44.12%	-48.07%		-43.50%	-41.51%	-48.71	%***	-46.57	%***	-4.93%
Ratio of Expenses **	1.35%		1.25%		1.20%	1.25%	1.20%		1.25%	1.10%	1.35%		1.35%		1.25%

Period ended December 31, 2007

Unit Value	$8.848332		$19.155566		$15.333345	$7.158545	$18.044364		$14.559087	$15.687217	n/a		n/a		$10.958251
Total Return *	-13.07	%***	-11.57%		-3.28%	13.13%	0.42	%***	9.37%	5.16%	n/a		n/a		9.39	%***
Ratio of Expenses **	1.35%		1.25%		1.20%	1.25%	1.20%		1.25%	1.10%	n/a		n/a		1.25%

Period ended December 31, 2006

Unit Value	n/a		$21.661381		$15.853683	$6.327776	n/a		$13.311428	$14.918042	n/a		n/a		n/a
Total Return *	n/a		-1.07	%***	16.09%	8.00%	n/a		10.78%	15.68%	n/a		n/a		n/a
Ratio of Expenses **	n/a		1.25%		1.20%	1.25%	n/a		1.25%	1.10%	n/a		n/a		n/a
*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

		JNL/MCM		JNL/MCM			JNL/
	JNL/MCM	Select Small-	JNL/MCM	Technology	JNL/MCM		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO
	S&P SMid	Cap	Small Cap	Sector	Value Line 30	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return
	60 Portfolio(b)	Portfolio	Index Portfolio	Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio(c)	Portfolio(c)	Portfolio(a)

Portfolio data
Period ended December 31, 2010

Net Assets (in thousands)	$11,167	$8,068	$31,066	$19,317	$31,854	$11,905	$21,462	$9,193	$21,618	$45,868
Units Outstanding (in thousands)	977	639	2,092	2,843	2,564	1,069	1,570	975	2,520	3,628
Investment Income Ratio *	0.09%	0.52%	0.65%	0.14%	0.59%	2.35%	0.84%	0.13%	0.00%	1.65%

Period ended December 31, 2009

Net Assets (in thousands)	$9,384	$6,319	$25,412	$20,520	$29,692	$11,754	$15,773	$5,941	$16,155	$27,003
Units Outstanding (in thousands)	976	572	2,128	3,339	2,880	1,196	1,314	741	2,160	2,267
Investment Income Ratio *	1.10%	1.07%	0.82%	0.12%	0.13%	1.81%	1.61%	0.01%	0.00%	3.10%

Period ended December 31, 2008

Net Assets (in thousands)	$4,163	$4,986	$18,450	$2,878	$33,476	$10,219	$9,571	$497	$1,081	$15,786
Units Outstanding (in thousands)	689	473	1,941	758	3,670	1,268	1,098	104	259	1,530
Investment Income Ratio *	0.03%	0.29%	1.38%	0.02%	0.32%	1.51%	1.38%	1.70%	0.00%	1.75%

Period ended December 31, 2007

Net Assets (in thousands)	$1,146	$9,735	$26,807	$4,011	$66,341	$18,042	$17,153	n/a	n/a	$3,152
Units Outstanding (in thousands)	130	548	1,795	587	3,767	1,262	1,148	n/a	n/a	289
Investment Income Ratio *	2.30%	6.35%	1.44%	0.08%	0.00%	5.52%	1.17%	n/a	n/a	0.00%

Period ended December 31, 2006

Net Assets (in thousands)	n/a	$21,688	$24,401	$2,834	n/a	$14,190	$13,164	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	1,068	1,561	457	n/a	1,079	922	n/a	n/a	n/a
Investment Income Ratio *	n/a	0.00%	0.12%	0.01%	n/a	0.02%	0.05%	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

						JNL/			JNL/
		JNL/		JNL/		PPM America		JNL/	Red Rocks				JNL/S&P		JNL/S&P		JNL/S&P
	JNL/PIMCO	PPM America		PPM America		Small Cap		PPM America	Listed				Competitive		Disciplined		Disciplined
	Total Return	High Yield		Mid Cap Value		Value		Value Equity	Private Equity		JNL/S&P 4		Advantage		Growth		Moderate
	Bond Portfolio	Bond Portfolio		Portfolio(c)		Portfolio(c)		Portfolio	Portfolio(d)		Portfolio(b)		Portfolio(b)		Portfolio(a)		Portfolio(a)

Highest expense ratio
Period ended December 31, 2010

Unit Value	$13.141741	$12.648094		$10.086549		$10.070203		$12.922995	$9.937014		$10.008757		$10.499543		$8.303223		$9.354633
Total Return *	3.35%	12.15%		14.61	%***	24.48%		13.28%	23.05	%***	10.49	%***	9.71%		10.00%		8.28%
Ratio of Expenses **	4.00%	3.06%		2.77%		2.56%		3.62%	2.62%		2.95%		2.62%		2.46%		2.57%

Period ended December 31, 2009

Unit Value	$12.715484	$11.278177		$8.032651		$8.089606		$11.407772	$8.083713		$9.084017		$9.570035		$7.548666		$8.639117
Total Return *	10.93%	41.89%		43.66%		30.59%		39.44%	27.38	%***	37.90%		19.06	%***	22.34%		15.66%
Ratio of Expenses **	4.00%	3.06%		2.56%		2.56%		3.62%	2.56%		2.82%		2.62%		2.46%		2.57%

Period ended December 31, 2008

Unit Value	$11.462899	$7.948482		$5.591445		$6.194830		$8.181282	$5.911761		$6.587250		$6.824072		$6.170041		$7.469150
Total Return *	-3.54%	-32.84%		-47.33	%***	-41.04	%***	-49.09%	-20.15	%***	-28.12	%***	-29.32	%***	-40.69%		-28.46%
Ratio of Expenses **	4.00%	3.06%		2.56%		2.56%		3.62%	2.32%		2.82%		2.46%		2.46%		2.57%

Period ended December 31, 2007

Unit Value	$11.883302	$11.835493		n/a		n/a		$16.069507	n/a		$9.914624		$9.908252		$10.402353		$10.440480
Total Return *	3.98%	-6.10	%***	n/a		n/a		-9.00%	n/a		0.00	%***	-1.94	%***	4.88	%***	3.32	%***
Ratio of Expenses **	4.00%	3.06%		n/a		n/a		3.62%	n/a		2.02%		2.32%		2.46%		2.57%

Period ended December 31, 2006

Unit Value	$11.428512	$12.411995		n/a		n/a		$17.658545	n/a		n/a		n/a		n/a		n/a
Total Return *	-0.57%	7.26%		n/a		n/a		7.46%	n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	4.00%	2.995%		n/a		n/a		3.62%	n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations March 31, 2008.
(d) Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

					JNL/			JNL/
		JNL/	JNL/		PPM America		JNL/	Red Rocks				JNL/S&P		JNL/S&P		JNL/S&P
	JNL/PIMCO	PPM America	PPM America		Small Cap		PPM America	Listed				Competitive		Disciplined		Disciplined
	Total Return	High Yield	Mid Cap Value		Value		Value Equity	Private Equity		JNL/S&P 4		Advantage		Growth		Moderate
	Bond Portfolio	Bond Portfolio	Portfolio(c)		Portfolio(c)		Portfolio	Portfolio(d)		Portfolio(b)		Portfolio(b)		Portfolio(a)		Portfolio(a)

Lowest expense ratio
Period ended December 31, 2010

Unit Value	$19.070164	$16.275861	$10.489142		$10.411098		$18.736365	$10.223513		$10.562974		$10.952490		$8.814252		$9.802583
Total Return *	6.39%	14.37%	27.84%		26.00%		16.00%	24.62%		12.44%		11.23%		11.67%		9.61%
Ratio of Expenses **	1.10%	1.10%	1.35%		1.35%		1.25%	1.35%		1.20%		1.25%		0.95%		1.35%

Period ended December 31, 2009

Unit Value	$17.924159	$14.231312	$8.204833		$8.262864		$16.152117	$8.203565		$9.394582		$9.846991		$7.893102		$8.943025
Total Return *	14.19%	44.70%	45.41%		32.18%		42.78%	38.45%		-1.36	%***	42.43%		33.84	%***	17.08%
Ratio of Expenses **	1.10%	1.10%	1.35%		1.35%		1.25%	1.35%		1.20%		1.25%		0.95%		1.35%

Period ended December 31, 2008

Unit Value	$15.696593	$9.834823	$5.642615		$6.251399		$11.312423	$5.925490		$6.699490		$6.913687		$6.305552		$7.638164
Total Return *	-0.70%	-31.51%	-47.13	%***	-40.54	%***	-47.87%	-24.16	%***	-30.46	%***	-30.28%		-40.02%		-27.58%
Ratio of Expenses **	1.10%	1.10%	1.35%		1.35%		1.25%	1.35%		1.25%		1.25%		1.35%		1.35%

Period ended December 31, 2007

Unit Value	$15.807122	$14.359995	n/a		n/a		$21.699183	n/a		$9.919737		$9.916389		$10.513413		$10.547354
Total Return *	7.06%	-2.19%	n/a		n/a		-6.80%	n/a		0.77	%***	-1.88	%***	3.16	%***	3.22	%***
Ratio of Expenses **	1.10%	1.10%	n/a		n/a		1.25%	n/a		1.35%		1.25%		1.35%		1.35%

Period ended December 31, 2006

Unit Value	$14.765246	$14.681915	n/a		n/a		$23.283251	n/a		n/a		n/a		n/a		n/a
Total Return *	2.34%	9.31%	n/a		n/a		11.63%	n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	1.10%	1.10%	n/a		n/a		1.25%	n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations March 31, 2008.
(d) Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

				JNL/		JNL/
		JNL/	JNL/	PPM America	JNL/	Red Rocks		JNL/S&P	JNL/S&P	JNL/S&P
	JNL/PIMCO	PPM America	PPM America	Small Cap	PPM America	Listed		Competitive	Disciplined	Disciplined
	Total Return	High Yield	Mid Cap Value	Value	Value Equity	Private Equity	JNL/S&P 4	Advantage	Growth	Moderate
	Bond Portfolio	Bond Portfolio	Portfolio(c)	Portfolio(c)	Portfolio	Portfolio(d)	Portfolio(b)	Portfolio(b)	Portfolio(a)	Portfolio(a)

Portfolio data
Period ended December 31, 2010

Net Assets (in thousands)	$155,396	$38,138	$2,879	$2,589	$5,414	$5,977	$46,655	$5,117	$8,907	$23,777
Units Outstanding (in thousands)	8,812	2,558	276	250	395	588	4,471	474	1,036	2,449
Investment Income Ratio *	2.46%	7.46%	0.00%	0.22%	1.56%	0.29%	0.00%	0.58%	1.35%	1.19%

Period ended December 31, 2009

Net Assets (in thousands)	$95,964	$28,838	$770	$780	$3,170	$1,654	$35,257	$11,377	$5,843	$9,460
Units Outstanding (in thousands)	5,847	2,221	94	95	299	202	3,785	1,169	755	1,067
Investment Income Ratio *	3.55%	8.43%	0.79%	0.74%	5.57%	5.56%	1.29%	0.02%	3.62%	3.34%

Period ended December 31, 2008

Net Assets (in thousands)	$39,877	$11,560	$188	$166	$2,063	$238	$9,167	$2,164	$1,078	$2,187
Units Outstanding (in thousands)	2,782	1,306	33	27	305	40	1,374	315	172	288
Investment Income Ratio *	4.39%	8.74%	0.98%	0.49%	2.45%	0.99%	0.01%	1.26%	1.63%	1.42%

Period ended December 31, 2007

Net Assets (in thousands)	$34,092	$17,379	n/a	n/a	$4,475	n/a	$83	$2,620	$777	$980
Units Outstanding (in thousands)	2,361	1,328	n/a	n/a	358	n/a	8	264	74	93
Investment Income Ratio *	4.95%	8.09%	n/a	n/a	0.60%	n/a	0.00%	0.06%	0.00%	0.00%

Period ended December 31, 2006

Net Assets (in thousands)	$29,128	$18,079	n/a	n/a	$6,127	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	2,158	1,379	n/a	n/a	466	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	0.30%	0.63%	n/a	n/a	0.00%	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations March 31, 2008.
(d) Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

	JNL/S&P		JNL/S&P				JNL/				JNL/
	Disciplined		Dividend				S&P Managed	JNL/	JNL/	JNL/	S&P Managed
	Moderate		Income		JNL/S&P		Aggressive	S&P Managed	S&P Managed	S&P Managed	Moderate	JNL/S&P		JNL/Select
	Growth		& Growth		Intrinsic Value		Growth	Conservative	Growth	Moderate	Growth	Total Yield		Balanced
	Portfolio(a)		Portfolio(b)		Portfolio(b)		Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio(b)		Portfolio

Highest expense ratio
Period ended December 31, 2010

Unit Value	$8.783516		$9.769767		$10.535984		$11.441106	$10.916993	$11.391867	$11.306591	$11.477855	$9.348699		$21.280258
Total Return *	10.54%		13.82	%***	11.41%		13.09%	5.57%	11.93%	7.95%	9.16%	3.18	%***	7.23%
Ratio of Expenses **	2.46%		2.56%		2.645%		3.47%	2.92%	3.67%	3.06%	3.62%	2.81%		3.30%

Period ended December 31, 2009

Unit Value	$7.946322		$8.495170		$9.457344		$10.116666	$10.340832	$10.177303	$10.474041	$10.514921	$8.799258		$19.845416
Total Return *	19.79%		20.47%		52.93%		26.58%	10.26%	23.45%	15.05%	19.07%	39.41%		15.80%
Ratio of Expenses **	2.46%		2.46%		2.645%		3.47%	2.92%	3.67%	3.06%	3.62%	2.46%		3.30%

Period ended December 31, 2008

Unit Value	$6.633553		$7.051872		$6.183952		$7.992469	$9.378612	$8.244253	$9.103785	$8.831129	$6.311926		$17.137028
Total Return *	-36.35%		-26.05	%***	-27.31	%***	-41.23%	-16.23%	-37.69%	-23.61%	-30.08%	-34.62	%***	-23.30%
Ratio of Expenses **	2.46%		2.46%		2.645%		3.47%	2.92%	3.67%	3.06%	3.62%	2.46%		3.30%

Period ended December 31, 2007

Unit Value	$10.421913		$9.761266		$9.914769		$13.600178	$11.196051	$13.230251	$11.918026	$12.630402	$10.060337		$22.342118
Total Return *	4.87	%***	0.21	%***	-0.85	%***	5.43%	3.22%	4.76%	4.47%	4.77%	0.60	%***	3.99%
Ratio of Expenses **	2.46%		1.96%		1.82%		3.47%	2.92%	3.67%	3.06%	3.62%	1.82%		3.30%

Period ended December 31, 2006

Unit Value	n/a		n/a		n/a		$12.900074	$10.846849	$12.628705	$11.408016	$12.055314	n/a		$21.485865
Total Return *	n/a		n/a		n/a		11.64%	4.75%	10.04%	7.07%	8.20%	n/a		9.98%
Ratio of Expenses **	n/a		n/a		n/a		3.47%	2.92%	3.67%	3.06%	3.62%	n/a		3.30%
*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

	JNL/S&P		JNL/S&P				JNL/						JNL/
	Disciplined		Dividend				S&P Managed	JNL/		JNL/		JNL/	S&P Managed
	Moderate		Income		JNL/S&P		Aggressive	S&P Managed		S&P Managed		S&P Managed	Moderate	JNL/S&P		JNL/Select
	Growth		& Growth		Intrinsic Value		Growth	Conservative		Growth		Moderate	Growth	Total Yield		Balanced
	Portfolio(a)		Portfolio(b)		Portfolio(b)		Portfolio	Portfolio		Portfolio		Portfolio	Portfolio	Portfolio(b)		Portfolio

Lowest expense ratio
Period ended December 31, 2010

Unit Value	$9.177843		$10.141014		$10.967120		$15.182008	$12.153673		$15.602672		$12.658765	$15.521078	$9.808930		$29.551180
Total Return *	11.77%		16.66%		12.86%		15.63%	7.40%		14.73%		9.92%	11.78%	8.71%		9.51%
Ratio of Expenses **	1.35%		1.35%		1.35%		1.25%	1.20%		1.20%		1.25%	1.25%	1.25%		1.20%

Period ended December 31, 2009

Unit Value	$8.211421		$8.693155		$9.717690		$13.129751	$11.315908		$13.599063		$11.516303	$13.885882	$9.022914		$26.985943
Total Return *	21.13%		21.81%		54.93%		29.42%	15.33	%***	1.53	%***	17.15%	21.92%	41.11%		-0.06	%***
Ratio of Expenses **	1.35%		1.35%		1.35%		1.25%	1.20%		1.20%		1.25%	1.25%	1.25%		1.20%

Period ended December 31, 2008

Unit Value	$6.779177		$7.136553		$6.272336		$10.145138	$10.066931		$10.690473		$9.830150	$11.389116	$6.394459		$22.665125
Total Return *	-35.64%		-26.92%		-35.26	%***	-39.91%	-14.82%		-36.16%		-22.22%	-28.40%	-32.77	%***	-21.71%
Ratio of Expenses **	1.35%		1.35%		1.35%		1.25%	1.25%		1.25%		1.25%	1.25%	1.25%		1.25%

Period ended December 31, 2007

Unit Value	$10.533148		$9.765851		$9.917962		$16.884180	$11.818709		$16.745691		$12.638090	$15.907343	$10.063580		$28.949650
Total Return *	3.55	%***	-0.51	%***	-0.82	%***	7.81%	3.07	%***	7.34%		6.39%	7.30%	0.64	%***	6.15%
Ratio of Expenses **	1.35%		1.35%		1.40%		1.25%	1.25%		1.25%		1.25%	1.25%	1.40%		1.25%

Period ended December 31, 2006

Unit Value	n/a		n/a		n/a		$15.661481	$11.234342		$15.600037		$11.879071	$14.825502	n/a		$27.272162
Total Return *	n/a		n/a		n/a		14.13%	6.41%		12.73%		9.02%	10.78%	n/a		12.25%
Ratio of Expenses **	n/a		n/a		n/a		1.25%	1.35%		1.25%		1.25%	1.25%	n/a		1.25%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

	JNL/S&P	JNL/S&P		JNL/				JNL/
	Disciplined	Dividend		S&P Managed	JNL/	JNL/	JNL/	S&P Managed
	Moderate	Income	JNL/S&P	Aggressive	S&P Managed	S&P Managed	S&P Managed	Moderate	JNL/S&P	JNL/Select
	Growth	& Growth	Intrinsic Value	Growth	Conservative	Growth	Moderate	Growth	Total Yield	Balanced
	Portfolio(a)	Portfolio(b)	Portfolio(b)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio(b)	Portfolio

Portfolio data
Period ended December 31, 2010

Net Assets (in thousands)	$24,630	$11,457	$4,508	$69,459	$88,159	$168,909	$146,451	$210,716	$1,933	$56,078
Units Outstanding (in thousands)	2,703	1,136	414	4,957	7,441	11,485	11,837	14,293	199	2,045
Investment Income Ratio *	1.28%	1.69%	0.77%	0.74%	2.92%	1.03%	2.20%	1.37%	1.09%	1.44%

Period ended December 31, 2009

Net Assets (in thousands)	$11,757	$3,914	$1,824	$53,254	$47,358	$122,493	$87,075	$129,482	$754	$30,956
Units Outstanding (in thousands)	1,443	453	189	4,404	4,287	9,602	7,740	9,880	84	1,261
Investment Income Ratio *	3.26%	0.04%	0.04%	2.48%	2.07%	2.27%	1.59%	0.83%	0.01%	3.09%

Period ended December 31, 2008

Net Assets (in thousands)	$2,967	$1,234	$214	$35,527	$29,567	$63,433	$43,694	$75,924	$4,842	$15,324
Units Outstanding (in thousands)	440	173	34	3,829	2,996	6,345	4,548	7,111	762	774
Investment Income Ratio *	1.45%	4.76%	2.56%	0.37%	4.28%	0.53%	3.86%	2.22%	4.10%	2.61%

Period ended December 31, 2007

Net Assets (in thousands)	$1,785	$124	$-	$67,327	$21,481	$108,086	$42,577	$113,848	$-	$17,515
Units Outstanding (in thousands)	170	13	-	4,383	1,848	6,946	3,436	7,642	-	724
Investment Income Ratio *	0.00%	0.08%	0.00%	1.89%	3.54%	1.72%	3.07%	2.20%	0.00%	2.63%

Period ended December 31, 2006

Net Assets (in thousands)	n/a	n/a	n/a	$66,027	$9,825	$93,895	$27,779	$92,695	n/a	$13,152
Units Outstanding (in thousands)	n/a	n/a	n/a	4,649	884	6,481	2,375	6,675	n/a	614
Investment Income Ratio *	n/a	n/a	n/a	0.09%	0.17%	0.11%	0.20%	0.14%	n/a	0.15%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe		JNL/T. Rowe
	Money Market	Select Value	Price Established	Price Mid-Cap	Price Short-Term		Price Value
	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Bond Portfolio(a)		Portfolio

Highest expense ratio
Period ended December 31, 2010

Unit Value	$9.984433	$16.682091	$20.082226	$32.621795	$9.873781		$11.685060
Total Return *	-3.01%	9.65%	12.18%	22.85%	-1.10	%***	11.80%
Ratio of Expenses **	3.06%	3.62%	4.00%	4.00%	2.81%		3.595%

Period ended December 31, 2009

Unit Value	$10.294710	$15.213383	$17.901009	$26.554492	$9.897810		$10.451914
Total Return *	-2.87%	19.57%	37.87%	41.08%	4.03	%***	32.25%
Ratio of Expenses **	3.06%	3.62%	4.00%	4.00%	2.72%		3.595%

Period ended December 31, 2008

Unit Value	$10.598972	$12.723152	$12.984192	$18.822510	$9.489982		$7.903368
Total Return *	-0.89%	-35.72%	-45.09%	-42.97%	-6.12	%***	-42.57%
Ratio of Expenses **	3.06%	3.62%	4.00%	4.00%	2.56%		3.595%

Period ended December 31, 2007

Unit Value	$10.693817	$19.791966	$23.645204	$33.007381	$10.370787		$13.761959
Total Return *	1.57%	3.99%	5.77%	12.60%	2.25%		-2.73%
Ratio of Expenses **	3.06%	3.62%	4.00%	4.00%	2.47%		3.595%

Period ended December 31, 2006

Unit Value	$10.528457	$19.031960	$22.354247	$29.314299	$10.142734		$14.148551
Total Return *	1.37%	16.63%	9.25%	2.62%	1.78	%***	15.79%
Ratio of Expenses **	3.06%	3.62%	4.00%	4.00%	2.47%		3.595%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

				JNL/T. Rowe		JNL/T. Rowe
				Price	JNL/T. Rowe	Price Short-
	JNL/Select		JNL/	Established	Price Mid-Cap	Term		JNL/T. Rowe
	Money Market		Select Value	Growth	Growth	Bond		Price Value
	Portfolio		Portfolio	Portfolio	Portfolio	Portfolio(a)		Portfolio

Lowest expense ratio
Period ended December 31, 2010

Unit Value	$13.354786		$20.539277	$31.605518	$51.340354	$10.620291		$15.249172
Total Return *	-1.19%		12.45%	15.49%	26.46%	1.66%		14.62%
Ratio of Expenses **	1.20%		1.10%	1.10%	1.10%	1.25%		1.10%

Period ended December 31, 2009

Unit Value	$13.516004		$18.264828	$27.367367	$40.596956	$10.447023		$13.303769
Total Return *	-1.05%		22.62%	41.92%	45.23%	6.30%		35.59%
Ratio of Expenses **	1.20%		1.10%	1.10%	1.10%	1.25%		1.10%

Period ended December 31, 2008

Unit Value	$13.658998		$14.894958	$19.283022	$27.953583	$9.827941		$9.811921
Total Return *	0.97%		-34.07%	-43.47%	-41.30%	-8.05	%***	-41.12%
Ratio of Expenses **	1.20%		1.10%	1.10%	1.10%	1.25%		1.10%

Period ended December 31, 2007

Unit Value	$13.527246		$22.593750	$34.112058	$47.618487	$10.566167		$16.664255
Total Return *	0.24	%***	6.66%	8.90%	15.93%	3.41%		-0.26%
Ratio of Expenses **	1.20%		1.10%	1.10%	1.10%	1.35%		1.10%

Period ended December 31, 2006

Unit Value	$12.999350		$21.182543	$31.322792	$41.075162	$10.218127		$16.707908
Total Return *	3.24%		19.60%	12.46%	5.63%	2.14	%***	18.71%
Ratio of Expenses **	1.25%		1.10%	1.10%	1.10%	1.35%		1.10%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

			JNL/T. Rowe		JNL/T. Rowe
			Price	JNL/T. Rowe	Price Short-
	JNL/Select	JNL/	Established	Price Mid-Cap	Term	JNL/T. Rowe
	Money Market	Select Value	Growth	Growth	Bond	Price Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio(a)	Portfolio

Portfolio data
Period ended December 31, 2010

Net Assets (in thousands)	$25,381	$19,319	$54,174	$68,198	$13,770	$30,599
Units Outstanding (in thousands)	2,031	984	2,000	1,490	1,320	2,126
Investment Income Ratio *	0.00%	1.03%	0.04%	0.19%	1.46%	1.04%

Period ended December 31, 2009

Net Assets (in thousands)	$24,500	$13,294	$38,909	$43,237	$7,691	$24,491
Units Outstanding (in thousands)	1,961	760	1,719	1,215	749	1,943
Investment Income Ratio *	0.16%	1.79%	0.32%	0.00%	4.06%	1.66%

Period ended December 31, 2008

Net Assets (in thousands)	$34,271	$8,649	$20,911	$20,335	$3,960	$17,289
Units Outstanding (in thousands)	2,740	607	1,395	868	409	1,856
Investment Income Ratio *	2.12%	0.03%	0.09%	0.00%	4.34%	1.90%

Period ended December 31, 2007

Net Assets (in thousands)	$23,711	$13,501	$37,429	$39,876	$3,611	$31,075
Units Outstanding (in thousands)	1,916	621	1,503	1,025	344	1,965
Investment Income Ratio *	4.63%	4.05%	1.05%	1.76%	3.54%	2.18%

Period ended December 31, 2006

Net Assets (in thousands)	$15,513	$7,631	$24,645	$27,847	$1,443	$28,660
Units Outstanding (in thousands)	1,309	372	1,060	893	142	1,804
Investment Income Ratio *	0.41%	0.15%	0.06%	0.11%	0.00%	0.22%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a) Commencement of operations May 1, 2006.

Independent Auditors’ Report

The Board of Directors of Jackson National Life Insurance Company of New York and
Contract Owners of JNLNY Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within JNLNY Separate Account I (Separate Account) as set forth herein as of December 31, 2010, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agent of the underlying mutual fund. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each sub-account within JNLNY Separate Account I as set forth herein as of December 31, 2010, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

March 1, 2011

[Missing Graphic Reference]
[Missing Graphic Reference]
Jackson National Life Insurance

Company of New York

Financial Statements

December 31, 2010

Jackson National Life Insurance Company of New York

Index to Financial Statements
December 31, 2010

__________________________________________________________________

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of
Jackson National Life Insurance Company of New York:

We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York (the Company) as of December 31, 2010 and 2009, and the related income statements and statements of stockholder’s equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2010.  These financial statements are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2010 in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the financial statements, the Company has changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of FASB Staff Position FAS No. 115-2 and FAS 124-2, “Recognition and Presentation of Other-Than-Temporary Impairments” (included in FASB ASC Topic 320, Investments-Debt and Equity Securities), as of January 1, 2009.

[MISSING GRAPHIC REFERENCE]

/s/ KPMG LLP

Chicago, Illinois
March 14, 2011

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Financial Statements

Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2010	2009
Investments:
Cash and short-term investments	$88,587	$98,726
Investments available for sale, at fair value:
Fixed maturities (amortized cost: 2010, $1,531,774; 2009, $1,394,883)	1,587,407	1,368,403
Trading securities, at fair value	431	2,141
Policy loans	262	240
Total investments	1,676,687	1,469,510

Accrued investment income	16,523	15,557
Deferred acquisition costs	224,796	214,332
Deferred sales inducements	12,526	14,085
Reinsurance recoverable	32,300	38,649
Income taxes receivable from Parent	65,478	58,752
Receivable from Parent	2,858	1,644
Separate account assets	2,848,302	1,898,571
Total assets	$4,879,470	$3,711,100

Liabilities and Stockholder's Equity
Liabilities
Policy reserves and liabilities:
Reserves for future policy benefits and claims payable	$54,027	$53,568
Deposits on investment contracts	1,482,795	1,338,871
Securities lending payable	9,613	1,097
Deferred income taxes	35,350	20,498
Other liabilities	17,451	18,464
Separate account liabilities	2,848,302	1,898,571
Total liabilities	4,447,538	3,331,069

Stockholder's Equity
Common stock, $1,000 par value; 2,000 shares
authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	256,000	256,000
Accumulated other comprehensive income (loss), net
of tax of $2,836 in 2010 and $(11,906) in 2009	26,898	(480))
Retained earnings	147,034	122,511
Total stockholder's equity	431,932	380,031
Total liabilities and stockholder's equity	$4,879,470	$3,711,100

See accompanying notes to financial statements.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Financial Statements

Income Statements
(In thousands)

	Years Ended December 31,
	2010	2009	2008
Revenues
Premiums, net of reinsurance	$(7,855)	$(7,641)	$(47,806)
Net investment income	85,696	81,025	78,535
Net realized losses on investments:
Total other-than-temporary impairments	(17,261)	(44,400)	(32,260)
Portion of other-than-temporary impairments included in
other comprehensive income	7,556	16,002	-
Net other-than-temporary impairments	(9,705)	(28,398)	(32,260)
Other investment (losses) gains	(6,341)	11,859	(7,131)
Total net realized losses on investments	(16,046)	(16,539)	(39,391)
Fee income	59,419	36,864	36,689
Other income (expense)	155	177	(853)
Total revenues	121,369	93,886	27,174

Benefits and Expenses
Policyholder benefits	9,341	12,625	4,600
Interest credited on deposit liabilities	40,921	44,098	44,898
Change in reserves, net of reinsurance recoverables	1,433	(3,535)	856
Commissions	72,715	52,221	31,291
General and administrative expenses	9,911	8,525	6,804
Taxes, licenses and fees	3,660	3,729	953
Deferral of acquisition costs	(67,014)	(49,272)	(29,646)
Deferral of sales inducements	(5,065)	(4,868)	(3,029)
Amortization of deferred acquisition costs:
Attributable to operations	23,319	25,278	16,544
Attributable to net realized losses on investments	(3,375)	(3,191)	(13,482)
Amortization of deferred sales inducements:
Attributable to operations	3,518	4,180	2,067
Attributable to net realized gains (losses) on investments	(272)	(285)	5,530
Total benefits and expenses	89,092	89,505	67,386
Pretax income (loss)	32,277	4,381	(40,212)
Income tax expense (benefit)	7,754	117	(75,560)
Net income	$24,523	$4,264	$35,348

See accompanying notes to financial statements.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Financial Statements

Statements of Stockholder's Equity and Comprehensive Income
(In thousands)

			Accumulated
		Additional	other		Total
	Common	paid-in	comprehensive	Retained	stockholder's
	stock	capital	income (loss)	earnings	equity
Balances as of December 31, 2007	$2,000	$141,000	$(2,872)	$80,529	$220,657
Comprehensive income:
Net income				35,348	35,348
Net unrealized losses
on securities not other-than-
temporarily impaired, net
of tax benefit of $26,045			(48,901)		(48,901)
Reclassification adjustment
for losses included
in net income, net of tax
of $7,398			13,736		13,736
Total comprehensive income (loss)			(35,165)	35,348	183
Capital contribution		40,000			40,000
Balances as of December 31, 2008	$2,000	$181,000	$(38,037)	$115,877	$260,840

Comprehensive income:
Net income				4,264	4,264
Net unrealized gains
on securities not other-than-
temporarily impaired, net
of tax of $7,868			38,797		38,797
Net unrealized losses on other-than-
temporarily impaired securities,
net of tax benefit of $4,424			(8,215)		(8,215)
Reclassification adjustment
for losses included
in net income, net of tax
of $5,031			9,345		9,345
Total comprehensive income			39,927	4,264	44,191
Capital contribution		75,000			75,000
Cumulative effect of change in
accounting, net of DAC			(2,370)	2,370	-
Balances as of December 31, 2009	$2,000	$256,000	$(480)	$122,511	$380,031

Comprehensive income:
Net income				24,523	24,523
Net unrealized gains
on securities not other-than-
temporarily impaired, net
of tax of $13,874			25,764		25,764
Net unrealized losses on other-than-
temporarily impaired securities,
net of tax benefit of $2,044			(3,795)		(3,795)
Reclassification adjustment
for losses included
in net income, net of tax
of $2,912			5,409		5,409
Total comprehensive income			27,378	24,523	51,901
Balances as of December 31, 2010	$2,000	$256,000	$26,898	$147,034	$431,932

See accompanying notes to financial statements.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Financial Statements

Statements of Cash Flows
(In thousands)

	Years Ended December 31,
	2010	2009	2008
Cash flows from operating activities:
Net income	$24,523	$4,264	$35,348
Adjustments to reconcile net income to
net cash provided by operating activities:
Net realized losses on investments	16,046	16,539	39,391
Interest credited on deposit liabilities	40,921	44,098	44,898
Amortization of discount and premium on investments	459	610	785
Deferred income tax provision	109	(9,207)	27,419
Change in:
Accrued investment income	(966)	(794)	1,027
Deferred sales inducements and acquisition costs	(48,890)	(28,158)	(22,016)
Trading portfolio activity, net	1,710	832	-
Income taxes (receivable from) payable to Parent	(6,726)	43,222	(103,086)
Claims payable	5,454	4,054	(7,132)
(Payable to) receivable from Parent	(1,214)	(49,034)	47,784
Other assets and liabilities, net	(459)	2,903	19,134
Net cash provided by operating activities	30,967	29,329	83,552

Cash flows from investing activities:
Fixed maturities and equities available for sale:
Proceeds from sales	233,634	292,030	226,750
Principal repayments, maturities, calls
and redemptions	90,731	81,991	57,082
Purchases	(476,419)	(533,240)	(308,825)
Other investing activities	8,494	(5,181)	(3,633)
Net cash used in investing activities	(143,560)	(164,400)	(28,626)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	1,071,851	792,246	458,829
Withdrawals	(302,015)	(376,665)	(357,034)
Net transfers to separate accounts	(667,382)	(416,393)	(131,428)
Capital contribution	-	75,000	40,000
Net cash provided by financing activities	102,454	74,188	10,367

Net (decrease) increase in cash and short-term
investments	(10,139)	(60,883)	65,293

Cash and short-term investments, beginning of year	98,726	159,609	94,316
Cash and short-term investments, end of year	$88,587	$98,726	$159,609

See accompanying notes to financial statements.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

1.   Nature of Operations
Jackson National Life Insurance Company of New York, (the “Company” or “Jackson-NY”) is wholly owned by Jackson National Life Insurance Company (“Jackson” or the “Parent”), a wholly owned subsidiary of Brooke Life Insurance Company (“Brooke Life”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England.  Jackson-NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware and Michigan.

2.   Summary of Significant Accounting Policies
Basis of Presentation
The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).

The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes.  Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 5) estimates related to liabilities for lawsuits and the liability for state guaranty fund assessments; and 6) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company.  These estimates and assumptions are based on management’s best estimates and judgments.  Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate.  As facts and circumstances dictate, these estimates and assumptions may be adjusted.  Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates.  Changes in those estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

Changes in Accounting Principles – Adopted in Current Year
On January 1, 2010, the Company adopted Accounting Standards Update No. 2009-16, “Accounting for Transfers of Financial Assets” (“ASU 2009-16”).  This accounting guidance amends the current guidance on transfers of financial assets by eliminating the qualifying special-purpose entity (“QSPE”) concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures.  ASU 2009-16 did not have an impact on the Company’s financial statements.

On January 1, 2010, the Company adopted ASU 2010-10, “Amendment for Certain Investment Funds,” which provides accounting guidance for determining which enterprise, if any, has a controlling financial interest in a variable interest entity (“VIE”) and requires additional disclosures regarding a company’s involvement in VIEs.  ASU 2010-10 did not have an impact on the Company’s financial statements.

Changes in Accounting Principles – Adopted in Prior Years
On January 1, 2009, the Company adopted Accounting Standards Codification (“ASC”) 320-10-65, “Debt and Equity Securities – Transition and Open Effective Date Information” (previously FAS 115-2 and FAS 124-2, “Recognition and Presentation of Other-Than-Temporary Impairments”).  ASC 320-10-65 requires entities to separate an other-than-temporary impairment of a debt security into two components when there are credit related losses associated with the impaired debt security for which management believes it does not have the intent to sell the security and is not more likely than not to be required to sell the security before recovery of its amortized cost

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

2.   Summary of Significant Accounting Policies (continued)

basis.  The difference between the fair value and the amortized cost of the security is presented as an other-than-temporary impairment charge within earnings, with an offset for any non-credit related loss component of the charge to be recognized in other comprehensive income.  ASC 320-10-65 required companies to record, as of the period of adoption, a cumulative effect adjustment to reclassify the non-credit portion of a previously recognized other-than-temporary impairment from retained earnings to other comprehensive income, if, as of the date of adoption, the company did not intend to sell the security before anticipated recovery of its amortized cost basis.  Upon adoption, the Company transferred $5.7 million ($2.4 million net of deferred acquisition costs and sales inducements) of non-credit related impairments from retained earnings to other comprehensive income.

Changes in Accounting Principles – Not Yet Fully Adopted
In January 2010, the FASB issued ASU No. 2010-06, “Improving Disclosures about Fair Value Measurements,” which requires additional disclosures related to transfers between Levels 1 and 2 and for fair value measurement activity in Level 3.  Additional information to be provided will include purchases, sales, issuances, and settlements on a gross basis.  This ASU also clarifies certain other existing disclosure requirements including the level of disaggregation and disclosures around inputs and valuation techniques.  The accounting guidance for new disclosures and clarification of existing disclosures is effective for periods beginning after December 15, 2009.  The additional disclosures related to activity in Level 3 are effective for fiscal years beginning after December 15, 2010.  As required, the additional disclosures effective for periods beginning after December 15, 2009, are included herein.  The remaining required disclosures, effective for fiscal years beginning after December 15, 2010, will be included in the Company’s financial statements for the year ending December 31, 2011.

In April 2010, the FASB issued ASU No. 2010-15, “How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments.” This guidance clarifies that an insurance entity should not consider any separate account interests held for the benefit of policyholders in an investment to be the insurer’s interests and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related policyholder, as defined in the Variable Interest Entities Subsections of Subtopic 810-10 and those Subsections require the consideration of related parties.  This accounting guidance will be effective on January 1, 2011, and is not expected to impact the Company’s financial statements.

In October 2010, the FASB issued ASU No. 2010-26, “Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts.” ASU 2010-26 clarifies which costs related to the acquisition or renewal of insurance contracts can be deferred by insurance entities.  The guidance also specifies that only costs directly related to the successful acquisition of new or renewal contracts can be capitalized.  All other acquisition related costs should be expensed as incurred.  This accounting guidance will be effective on January 1, 2012 and can be applied either prospectively or retrospectively.  Jackson-NY has not yet determined the impact this guidance will have on the Company’s financial statements upon adoption.

Comprehensive Income (Loss)
Comprehensive income (loss) includes all changes in stockholder’s equity (except those arising from transactions with owners/stockholders) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale securities.

Investments
Cash and short-term investments, which primarily include high quality, non-asset-backed commercial paper and money market instruments, are carried at cost or amortized cost.  These investments have original maturities of three months or less and are considered cash equivalents for reporting cash flows.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

2.   Summary of Significant Accounting Policies (continued)

Fixed maturities consist primarily of bonds and asset-backed securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the effective interest method.  Discounts and premiums on asset-backed securities are amortized over the estimated redemption period.  Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events.  For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis.  The carrying value of such securities was $33.2 million and $26.9 million at December 31, 2010 and 2009, respectively.

All fixed maturities are classified as available for sale and are carried at fair value.  Effective January 1, 2009, for declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments.  If management believes the Company does not intend to sell the security and is not more likely than not to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income.  In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further detailed in Note 4.  For periods prior to January 1, 2009, Jackson-NY recognized an other-than-temporary impairment when the Company did not expect full recovery of amortized cost or did not have the intent and ability to hold a security to recovery and impairment losses were recognized in net realized losses on investments for the full difference between fair value and amortized cost.

During 2009, the Company transferred its equity holdings, consisting of common stocks and preferred stocks, from available for sale to a trading portfolio and recognized a loss of $1.1 million.  At December 31, 2010 and 2009, all equity holdings were classified as trading.  Trading securities are carried at fair value with changes in value included in net investment income.

Policy loans are carried at the unpaid principal balances.

Realized gains and losses on the sale of investments are recognized in net income at the date of sale and are determined using the specific cost identification method.

The changes in unrealized gains and losses on investments which are classified as available for sale, net of tax and the effect of the adjustment for deferred acquisition costs and deferred sales inducements, and beginning in 2009, the non-credit related portion of other-than-temporary impairment charges, are excluded from net income and included as a component of other comprehensive income and stockholder’s equity.

Embedded Derivatives
Certain guarantees offered in connection with variable annuities issued by the Company, contain embedded derivatives as defined by ASC 815-15.  These derivatives, embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value.  Embedded derivative results are reported in change in reserves.

Deferred Acquisition Costs
Certain costs of acquiring new business, principally commissions and certain costs associated with policy issuance and underwriting, which vary with and are primarily related to the production of new business, are capitalized as deferred acquisition costs.  Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products.  Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.  A review of assumptions used for estimating future gross profits

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

2.   Summary of Significant Accounting Policies (continued)

underlying the amortization of deferred acquisition costs is conducted on an annual basis.  Based on results of the annual review, the deferred acquisition cost balance is adjusted, with an offsetting credit or charge to amortization expense.

As fixed maturities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields.  This adjustment, along with the change in fair value of fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income.  Deferred acquisition costs have been decreased by $23.8 million and increased by $12.9 million at December 31, 2010 and 2009, respectively, to reflect this adjustment.  Effective January 1, 2009, in connection with the adoption of amended accounting guidance, Jackson-NY reclassified $3.1 million of deferred acquisition costs amortization from retained earnings to accumulated other comprehensive income.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels.  The mean reversion methodology achieves this objective by applying a dynamic adjustment to the level of expectations of short-term future investment returns. Under the methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight year period is 8.4%, after investment management fees. The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years. Projected returns after the next five years are set at 8.4%. At December 31, 2010 and 2009, future projected returns were capped at the 15% level.

Deferred Sales Inducements
Bonus interest on single premium deferred annuities and contract enhancements on variable annuities are capitalized as deferred sales inducements.  Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits.  Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.  A review of assumptions used for estimating future gross profits underlying the amortization of deferred sales inducements is conducted on an annual basis.  Based on results of the annual review, the deferred sales inducement balance is adjusted, with an offsetting credit or charge to amortization expense.  As fixed maturities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields.  This adjustment, along with the change in fair value of fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income.  Deferred sales inducements have been decreased by $2.1 million and increased by $1.2 million at December 31, 2010 and 2009, respectively, to reflect this adjustment.  Effective January 1, 2009, in connection with the adoption of FSP 115-2, Jackson-NY reclassified $0.2 million of deferred sales inducements from retained earnings to accumulated other comprehensive income.

Federal Income Taxes
The Company files a consolidated federal income tax return with Jackson and Brooke Life.  The Company has entered into a written tax sharing agreement, which is generally based on separate return calculations.  Intercompany balances are settled on a quarterly basis.  The Company is generally no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2007.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes.  Such temporary differences are principally related to the effects of recording certain invested assets at market value, the

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

2.   Summary of Significant Accounting Policies (continued)

deferral of policy acquisition costs and sales inducements and the provisions for future policy benefits and expenses.  Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized.  In accordance with GAAP, Jackson-NY is required to test the value of deferred tax assets for realizability.  Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized.  In determining the need for a valuation allowance, the Company considers the carryback capacity of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson-NY’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance.  In order to recognize a tax benefit in the financial statements, there must be a greater than 50 percent chance of success with the relevant taxing authority with regard to that tax position.  Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.  At December 31, 2010 and 2009, the Company had no unrecognized tax benefits.

Policy Reserves and Liabilities
Reserves for future policy benefits:
For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses plus provisions for adverse deviations.  Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration.  Interest rate assumptions range from 4% to 6%.  Lapse and expense assumptions are based on studies of the Company’s experience in combination with that of the Parent.

Deposits on investment contracts:
For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value.  For deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder’s account value.

Separate Account Assets and Liabilities
The assets and liabilities associated with individual variable life and annuity contracts, which aggregated $2,848.3 million and $1,898.6 million at December 31, 2010 and 2009, respectively, are segregated in separate accounts.  The Company receives fees for assuming mortality and expense risks and other administrative fees related to the issuance and maintenance of the contracts.  Such fees are recorded as earned and are included in fee income.

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due.  Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts.  This association is accomplished through provisions for future policy benefits and the deferral and amortization of acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally universal and variable universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue.  Revenues consist primarily of investment income and charges assessed against the policyholder’s account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Surrender benefits are treated as repayments of the policyholder account.  Annuity benefit payments are treated as reductions to the policyholder account.  Death benefits in excess of the policyholder account are recognized as an expense when incurred.  Expenses consist primarily of the interest credited to policyholder deposits.  Underwriting and other acquisition

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

2.   Summary of Significant Accounting Policies (continued)

expenses are associated with gross profit in order to recognize profit over the life of the business.  This is accomplished through deferral and amortization of acquisition costs and sales inducements.  Expenses not related to policy acquisition are recognized as incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain.  Receipts of interest on such securities are generally used to reduce the cost basis of the securities.

Subsequent Events
The Company has evaluated events through March 14, 2011, which is the date the financial statements were available to be issued.

3.   Fair Value Measurements

The following chart summarizes the fair value and carrying value of Jackson-NY’s financial instruments (in thousands).  The basis for determining the fair value of each instrument is also described below.

	December 31, 2010		December 31, 2009
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Cash and short-term investments	$88,587	$88,587	$98,726	$98,726
Fixed maturities	1,587,407	1,587,407	1,368,403	1,368,403
Trading securities	431	431	2,141	2,141
Policy loans	262	194	240	177
GMIB reinsurance recoverable	6,980	6,980	7,754	7,754
Separate account assets	2,848,302	2,848,302	1,898,571	1,898,571

Liabilities
Annuity reserves (1)	$1,460,957	$1,135,117	$1,337,169	$1,134,415
Separate account liabilities	2,848,302	2,848,302	1,898,571	1,898,571

(1) - Annuity reserves represent only the components of deposits on investment contracts that are considered to be financial instruments and includes the applicable guaranteed benefit liabilities.

Fair value measurements are based upon observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information.  Jackson-NY utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  All assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.  Level 1 securities include U.S. Treasury securities and exchange traded equity securities.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.  Most debt securities and preferred stocks that are model priced using observable inputs are classified within Level 2.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivative instruments that are valued using unobservable inputs are included in Level 3.  Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

3.   Fair Value Measurements (continued)

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate.  When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument.  At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments.  In such instances, there is generally no or limited observable market data for these assets and liabilities.  Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors.  These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed.  As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument.  In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

The following is a discussion of the methodologies used to determine fair values of the financial instruments listed in the above table.

Fixed Maturity and Equity Securities
The fair values for fixed maturity and equity securities are determined by management using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available.  Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and brokers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates.  Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models.  Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral.  Actual prepayment experience may vary from these estimates.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

3.    Fair Value Measurements (continued)

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument to determine fair value.  For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices.  These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information, and, therefore, are considered to be Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value.  This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals.  Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes.  In addition, the Company considers whether prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices.  As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2010 and 2009, an internally developed model was used to determine the fair value.  The pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the  market discount rate for the security.  Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated  in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker quotes, are classified into Level 2 due to their use of market observable inputs.

Policy Loans
Fair values are determined using projected future cash flows, based on assumptions as to expected mortality and lapse rates, and discounted at current market interest rates.

Fair Values of Separate Account Assets and Liabilities
Separate account assets are invested in mutual funds, which are categorized as Level 1 assets.  The value of separate account liabilities are set equal to the value of separate account assets under GAAP.

Annuity Reserves
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities.  Fair values for deferred annuities are determined using projected future cash flows discounted at the rate that would be required to transfer the liability to a willing third party.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

3.    Fair Value Measurements (continued)

Fair Values of Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, and income benefits. Certain benefits, primarily non-life contingent guaranteed minimum withdrawal benefits (“GMWB”) and the reinsured portion of the Company’s guaranteed minimum income benefits (“GMIB”), are recorded at fair value.  Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent GMWBs are recorded at fair value with changes in fair value recorded in change in reserves. The fair value of the reserve is based on the expectations of future benefit payments and future fees associated with the benefits.  At the inception of the contract, the Company attributes to the derivative a portion of total fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative.

Jackson-NY’s GMIB book is reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a freestanding derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in change in reserves.  Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for GMWB embedded derivatives, as well as GMIB reinsured recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.  The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts.  Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates.  The more significant actuarial assumptions include the benefit utilization by policyholders under varying conditions, persistency, mortality assumptions and withdrawal rates.  Because of the dynamic and complex nature of these cash flows, best estimate assumptions, plus risk margins, and a stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates are used.  At each valuation date, the Company assumes expected returns based on LIBOR swap rates as of that date to determine the value of expected future cash flows produced in the stochastic process.

Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, at which point the projected volatility is held constant.  Additionally, non-performance risk is incorporated into the calculation through the use of discount interest rates based on a AA corporate credit curve as an approximation of Jackson-NY’s own credit risk.  Other risk margins, particularly for policyholder behavior, are also incorporated into the model through the use of best estimate assumptions, plus a risk margin.  Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience and that of its Parent.

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions and adjusts its estimate accordingly for this component of the fair value model.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

3.    Fair Value Measurements (continued)

The use of the models and assumptions described above requires a significant amount of judgment.  Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the liability, which is currently unknown, will likely be significantly different than the fair value as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus margins for risk.

Financial Instruments Measured at Fair Value on a Recurring Basis
The following table presents the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

December 31, 2010
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
Government securities	$119,551	$119,551	$-	$-
Public utilities	82,783	-	82,783	-
Corporate securities	940,932	-	940,932	-
Residential mortgage-backed	141,026	-	141,026	-
Commercial mortgage-backed	219,977	-	219,977	-
Other asset-backed securities	83,138	-	83,138	-
Trading securities	431	431	-	-
GMIB reinsurance recoverable	6,980	-	-	6,980
Separate account assets (1)	2,848,302	2,848,302	-	-
Total	$4,443,120	$2,968,284	$1,467,856	$6,980

Liabilities
GMWB reserves (2)	$692	$-	$-	$692

(2) GMWB reserves are presented net of reinsurance ceded to Jackson of $65.3 million to illustrate the net effect on Jackson/NY's results.

December 31, 2009
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
Government securities	$1,022	$1,022	$-	$-
Public utilities	75,379	-	75,379	-
Corporate securities	885,335	-	877,731	7,604
Residential mortgage-backed	167,920	-	167,920	-
Commercial mortgage-backed	170,312	-	165,832	4,480
Other asset-backed securities	68,435	-	37,486	30,949
Trading securities	2,141	2,141	-	-
GMIB reinsurance recoverable	7,754	-	-	7,754
Separate account assets (1)	1,898,571	1,898,571	-	-
Total	$3,276,869	$1,901,734	$1,324,348	$50,787

Liabilities
GMWB reserves (2)	$2,054	$-	$-	$2,054

(1) Pursuant to ASC 944-80, the value of the separate account liabilities is set equal to the value of the separate account assets.
(2) GMWB reserves are presented net of reinsurance ceded to Jackson to illustrate the net effect on Jackson-NY's results.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

3.    Fair Value Measurements (continued)

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)
The tables below provide rollforwards for 2010 and 2009 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. Additionally, the Company’s policy for determining and disclosing transfers between levels is to recognize transfers using the beginning of period balances.

		Total Realized / Unrealized Gains (Losses) Included In
	Fair Value			Purchases,		Fair Value
	as of		Other	Issuances	Transfers in	as of
	January 1,	Net	Comprehensive	and	and/or out	December 31,
(in thousands)	2010	Income	Income	Settlements	of Level 3	2010
Assets
Fixed maturities
Corporate securities	$7,604	$-	$-	$-	$(7,604)	$-
Commercial mortgage-backed	4,480	(156)	2,144	(5,349)	(1,119)	-
Other asset-backed securities	30,949	(436)	1,595	(4,977)	(27,131)	-
GMIB reinsurance recoverable	7,754	(774)	-	-	-	6,980

Liabilities
GMWB reserves	$(2,054)	$1,362	$-	$-	$-	$(692)

		Total Realized / Unrealized Gains (Losses) Included in
	Fair Value			Purchases,		Fair Value
	as of		Other	Issuances	Transfers in	as of
	January 1,	Net	Comprehensive	and	and/or out	December 31,
(in thousands)	2009	Income	Income	Settlements	of Level 3	2009
Assets
Fixed maturities
Corporate securities	$-	$-	$964	$-	$6,640	$7,604
Residential mortgage-backed	143,379	3,021	(336)	(4,486)	(141,578)	-
Commercial mortgage-backed	9,575	9	(5,104)	-	-	4,480
Other asset-backed securities	68,059	355	(9,511)	1,032	(28,986)	30,949
GMIB reinsurance recoverable	14,868	(7,114)	-	-	-	7,754

Liabilities
GMWB reserves	$(7,259)	$5,205	$-	$-	$-	$(2,054)

During 2008, the Company determined that, due to inactivity in certain markets, reliable market prices were no longer available on certain securities.  As a result, these securities were valued using internal estimates at December 31, 2008.  These securities were reflected as transfers into Level 3 during 2008.  At December 31, 2008, the related securities had an amortized cost and fair value of $249.2 million and $220.5 million, respectively and were primarily asset-backed securities.  During 2009, the Company determined that sufficient activity had returned to certain markets and, as a result, reliable market prices were available at December 31, 2009 for the majority of these securities.  This change was reflected as a transfer out of Level 3 during 2009.

Upon adoption of ASC 820-10, certain broker priced assets were classified as Level 3 holdings as a result of illiquidity in the market and the resultant lack of observability into the assumptions used to produce those fair values.  During 2010, as a result of changes in the level of observability of these inputs, Jackson-NY determined that these assets would be more appropriately categorized in Level 2.  As a result, Jackson-NY transferred securities with an amortized cost and fair value of $54.9 million and $35.9 million, respectively, from Level 3 to Level 2 during 2010.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

3.    Fair Value Measurements (continued)

The portion of gains (losses) included in net income or other comprehensive income attributable to the change in unrealized gains and losses related to financial instruments still held at December 31, 2010 and 2009, was as follows (in thousands):

	December 31, 2010	December 31, 2009
Assets
Fixed maturities
Corporate securities	$-	$964
Commercial mortgage-backed	-	(5,104)
Other asset-backed securities	-	(9,581)
GMIB reinsurance recoverable	(774)	(7,114)

Liabilities
GMWB reserves	$1,362	$5,205

4.    Investments

Investments are comprised primarily of fixed-income securities, primarily publicly traded industrial, utility and government bonds and asset-backed securites.  Asset-backed securities include mortgage-backed and other structured securities.  The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest.  The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Fixed Maturities
The following table sets forth fixed maturity investments at December 31, 2010, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor.  At December 31, 2010, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $6.8 million.  For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating, Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Fixed Maturities
Investment Rating	December 31, 2010
AAA	26.8%
AA	7.9%
A	28.7%
BBB	32.7%
Investment grade	96.1%
BB	1.8%
B and below	2.1%
Below investment grade	3.9%
Total fixed maturities	100.0%

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

4.    Investments (continued)

At December 31, 2010, based on ratings by NRSROs, of the total carrying value of fixed maturities in an unrealized loss position, 78% were investment grade, 14% were below investment grade and 8% were not rated.  Unrealized losses on fixed maturities that were below investment grade or not rated represented approximately 47% of the aggregate gross unrealized losses on available for sale fixed maturities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2010, the industries accounting for the larger percentage of unrealized losses included energy (1.6% of fixed maturities gross unrealized losses) and computers and electronics (1.3%).  The largest unrealized loss related to a single corporate obligor was $0.3 million at December 31, 2010.

The amortized cost, gross unrealized gains and losses, fair value and non-credit OTTI of available for sale fixed maturities were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2010	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
Government securities	$119,250	$1,051	$750	$119,551	$-
Public utilities	78,775	4,343	335	82,783	-
Corporate securities	883,563	61,112	3,743	940,932	(18)
Residential mortgage-backed	159,026	2,343	20,343	141,026	(10,102)
Commercial mortgage-backed	203,465	21,139	4,627	219,977	(2,048)
Other asset-backed securities	87,695	1,494	6,051	83,138	(687)
Total fixed maturities	$1,531,774	$91,482	$35,849	$1,587,407	$(12,855)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2009	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
Government securities	$1,008	$29	$15	$1,022	$-
Public utilities	72,452	3,333	406	75,379	-
Corporate securities	847,932	44,961	7,558	885,335	85
Residential mortgage-backed	206,870	1,012	39,962	167,920	(16,548)
Commercial mortgage-backed	185,301	5,663	20,652	170,312	-
Other asset-backed securities	81,320	1,164	14,049	68,435	-
Total fixed maturities	$1,394,883	$56,162	$82,642	$1,368,403	$(16,463)

(1) Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income for securities on which credit impairments have been recorded.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

4.    Investments (continued)

The amortized cost, gross unrealized gains and losses, and fair value of fixed maturities at December 31, 2010, by contractual maturity, are shown below (in thousands).  Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Due in 1 year or less	$89,805	$2,036	$3	$91,838
Due after 1 year through 5 years	343,774	20,754	393	364,135
Due after 5 years through 10 years	526,202	37,471	3,353	560,320
Due after 10 years through 20 years	86,881	4,407	947	90,341
Due after 20 years	34,926	1,838	132	36,632
Residential mortgage-backed	159,026	2,343	20,343	141,026
Commercial mortgage-backed	203,465	21,139	4,627	219,977
Other asset-backed securities	87,695	1,494	6,051	83,138
Total	$1,531,774	$91,482	$35,849	$1,587,407

U.S. Treasury securities with a carrying value of $505 thousand and $539 thousand at December 31, 2010 and 2009, respectively, were on deposit with the State of New York as required by state insurance law.

At December 31, 2010, the amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were zero and $3 thousand, respectively.  The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2010 were zero and $3 thousand, respectively, and for the 12 months preceding December 31, 2009 were less than $1 thousand and $13 thousand, respectively.

Residential mortgage-backed securities (“RMBS”) include certain RMBS which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency mortgage-backed securities”).  The Company’s non-agency mortgage-backed securities include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2010	Cost	Gains	Losses	Value

Prime	$46,312	$187	$7,470	$39,029
Alt-A	32,258	61	5,539	26,780
Subprime	21,664	73	7,143	14,594
Total non-agency RMBS	$100,234	$321	$20,152	$80,403

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2009	Cost	Gains	Losses	Value

Prime	$71,131	$144	$20,015	$51,260
Alt-A	39,313	53	9,369	29,997
Subprime	23,006	-	10,341	12,665
Total non-agency RMBS	$133,450	$197	$39,725	$93,922

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

4.    Investments (continued)

The Company defines its exposure to non-agency residential mortgage loans as follows.  Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers.  Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates.  Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.  53% of the Company’s investments in Alt-A related mortgage-backed securities are rated investment grade by at least one NRSRO.  34% of the Company’s investments in subprime related mortgage-backed securities are rated triple-A by at least one NRSRO.  In 2010, the Company recorded other-than-temporary impairment charges of $0.5 million, $2.9 million and $1.2 million, on securities backed by prime, Alt-A and subprime, respectively.  In 2009, the Company recorded other-than-temporary impairment charges of $20.0 million, $6.0 million and $0.6 million, on securities backed by prime, Alt-A and subprime, respectively.  In 2008, the Company recorded other-than-temporary impairment charges of $3.1 million and $11.3 million, on securities backed by prime and Alt-A, respectively, and no charges on subprime.

Asset-backed securities also include investments in securities which are collateralized by commercial mortgage loans (“CMBS”).  At December 31, 2010, the amortized cost and fair value of the Company’s investment in CMBS are $203.5 million and $220.0 million, respectively, of which 99% were rated investment grade by at least one NRSRO.  In 2010, the Company recorded other-than-temporary impairment charges of $2.8 million on CMBS.  No other-than-temporary impairment charges were recorded on CMBS during 2009 or 2008.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

4.    Investments (continued)

The following table shows the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturity investments have been in a continuous loss position (in thousands):

	December 31, 2010			December 31, 2009

	Less than 12 months			Less than 12 months
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
Government securities	$750	$19,206	2	$15	$489	1
Public utilities	335	9,564	5	223	10,742	5
Corporate securities	3,585	105,248	58	546	58,991	27
Residential mortgage-backed	391	11,054	3	6,505	84,515	22
Commercial mortgage-backed	151	5,560	4	526	18,874	6
Other asset-backed securities	94	11,983	8	471	5,094	10
Total temporarily impaired
securities	$5,306	$162,615	80	$8,286	$178,705	71

	12 months or longer			12 months or longer
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
Government securities	$-	$-	-	$-	$-	-
Public utilities	-	-	-	183	810	1
Corporate securities	158	9,854	3	7,012	109,270	42
Residential mortgage-backed	19,952	69,898	32	33,457	57,180	31
Commercial mortgage-backed	4,476	3,634	3	20,126	83,854	29
Other asset-backed securities	5,957	22,494	21	13,578	32,641	24
Total temporarily impaired
securities	$30,543	$105,880	59	$74,356	$283,755	127

	Total			Total
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
Government securities	$750	$19,206	2	$15	$489	1
Public utilities	335	9,564	5	406	11,552	6
Corporate securities	3,743	115,102	61	7,558	168,261	69
Residential mortgage-backed	20,343	80,952	35	39,962	141,695	53
Commercial mortgage-backed	4,627	9,194	7	20,652	102,728	35
Other asset-backed securities	6,051	34,477	29	14,049	37,735	34
Total temporarily impaired
securities	$35,849	$268,495	139	$82,642	$462,460	198

Other-Than-Temporary Impairments on Available For Sale Securities
The Company periodically reviews its available for sale fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary.  Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value, and expectations for the amount and timing of a recovery in fair value.

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

4.    Investments (continued)

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers.  This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer.  Unrealized losses that are considered to be primarily the result of market conditions (e.g., increases in interest rates, temporary market illiquidity or volatility or industry-related events) are usually determined to be temporary, and where the Company also believes there exists a reasonable expectation for recovery in the near term.  To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments.  These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics.  These estimates reflect a combination of data derived by third parties and internally developed assumptions.  Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities.  Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

Prior to January 1, 2009, Jackson-NY generally recognized an other-than-temporary impairment on debt securities in an unrealized loss position when Jackson-NY did not expect full recovery of amortized cost or did not have the intent and ability to hold such securities until they had fully recovered their amortized cost.  The recognition of other-than-temporary impairments in reporting periods prior to January 1, 2009 captured the entire difference between the amortized cost and fair value with this difference being recorded in net income and a corresponding decrease to the amortized cost of the security.

Effective January 1, 2009, Jackson-NY began recognizing other-than-temporary impairments on debt securities in an unrealized loss position when any one of the following circumstances exist:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;
•	The Company intends to sell a security; or,
•	It is more likely than not that the Company will be required to sell a security prior to recovery.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure.  The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure.  The cash flow model incorporates actual cash flows on the mortgage-backed securities through the

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

4.    Investments (continued)

current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

These estimates reflect a combination of data derived by third-parties and internally developed assumptions.  Where possible, this data is benchmarked against other third-party sources.  In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Effective January 1, 2009, total other-than-temporary impairments are calculated as the difference between amortized cost and fair value.   For other-than-temporarily impaired securities where Jackson-NY does not intend to sell the security and it is not more likely than not that Jackson-NY will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income.  The resultant net other-than-temporary impairments recorded in net income reflect the credit loss on the other-than-temporarily impaired securities.  The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities.  The unrealized gain (loss) on other-than-temporarily impaired securities is recorded in other comprehensive income.

The following table summarizes net realized investment gains (losses) for the periods indicated (in thousands):

	2010	2009	2008
Available-for-sale securities
Realized gains on sale	$10,273	$14,584	$3,796
Realized losses on sale	(16,614)	(1,614)	(10,927)
Impairments:
Total other-than-temporary impairments	(17,261)	(44,400)	(32,260)
Portion of other-than-temporary impairments
included in other comprehensive income	7,556	16,002	-
Net other-than-temporary impairments	(9,705)	(28,398)	(32,260)
Transfer to trading portfolio	-	(1,111)	-
Net realized losses on investments	$(16,046)	$(16,539)	$(39,391)

The aggregate fair value of securities sold at a loss for the years ended December 31, 2010, 2009 and 2008 was $72.7 million, $19.0 million and $71.9 million, respectively, which was approximately 81%, 92% and 87% of book value, respectively.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

4.    Investments (continued)

The following summarizes the current year activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

	For the years ending December 31,
	2010	2009
Cumulative credit loss beginning balance	$32,397	$-
Adoption of new accounting guidance related to other-than-temporary impairments	-	25,623
Additions:
New credit losses	6,040	20,432
Incremental credit losses	3,665	7,966
Reductions:
Securities sold, paid down or disposed of	(25,294)	(21,624)
Cumulative credit loss ending balance	$16,808	$32,397

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so.  However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Securities Lending
The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms.  As of December 31, 2010 and 2009, the estimated fair value of loaned securities was $9.4 million and $1.6 million, respectively.  The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis.  To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis.  At December 31, 2010 and 2009, cash collateral received in the amount of $9.6 million and $1.1 million, respectively, was invested by the agent bank and included in cash and short-term investments of the Company.  A securities lending payable is included in liabilities for the amount of cash collateral received.  Additionally, $0.5 million of non-cash collateral was received in 2009.

Securities lending transactions are used to generate income.  Income and expenses associated with these transactions are reported as net investment income.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

5.    Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary.  These guarantees include benefits that are payable in the event of death (GMDB), annuitization (GMIB) or at specified dates during the accumulation period (GMWB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities.  Liabilities for guaranteed benefits are general account obligations and are reported in policy reserves.  Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue.  Changes in liabilities for minimum guarantees are reported in the increase in reserves, net of reinsurance in the income statement.  Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the income statements.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

5.    Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees (continued)

At December 31, 2010 and 2009, the Company provided variable annuity contracts with guarantees, for which the net amount at risk is the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

					Average
December 31, 2010					Period
				Weighted	until
	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$2,067.1	$79.0	63.7 years
GMWB - Premium only	0%	323.2	14.4
GMWB - For life	0-5%*	164.2	40.7
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		780.5	111.5	64.1 years
GMWB - Highest anniversary only		219.8	37.4
GMWB - For life		69.9	15.0
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMIB	0-6%	140.4	34.1		5 years
GMWB - For life	0-8%*	1,427.8	58.8

					Average
December 31, 2009					Period
				Weighted	until
	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$1,265.4	$167.7	63.5 years
GMWB - Premium only	0%	284.4	29.5
GMWB - For life	0-5%*	132.5	48.8
GMAB - Premium only		39.7	12.4
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		632.4	146.6	63.4 years
GMWB - Highest anniversary only		183.2	56.4
GMWB - For life		67.7	20.4
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMIB	0-6%	138.1	42.7		5.9 years
GMWB - For life	0-7%*	641.1	47.2

* Ranges shown based on simple interest. The upper limits of 5%, 7%, or 8% simple interest are approximately equal to 4.1%, 5.5%, and 6%, respectively, on a compound interest basis over a typical 10-year bonus period.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

5.    Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees (continued)

Amounts shown as GMWB ‘for-life’ above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits.  The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below).  For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2010	2009
Equity	$2,247.9	$1,489.7
Bond	278.1	186.8
Balanced	296.4	197.1
Money market	25.4	24.5
Total	$2,847.8	$1,898.1

GMDB liabilities reflected in the general account were as follows (in millions):

	2010	2009	2008
Balance at January 1	$4.8	$10.8	$1.5
Incurred guaranteed benefits	2.5	0.5	12.3
Paid guaranteed benefits	(3.2)	(6.5)	(3.0)
Balance at December 31	$4.1	$4.8	$10.8

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments.  The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within reserves, net of reinsurance, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2010 and 2009 (except where noted):
1)	Use of a series of deterministic investment performance scenarios, based on historical average market volatility.
2)	Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.
3)	Mortality equal to 80.0% of the Annuity 2000 table.
4)
Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.75% to 49.0%, with an average of 5.0% during the surrender charge period and 11.0% thereafter at December 31, 2010 and from 0.75% to 49.0%, with an average of 6.0% during the surrender charge period and 12.0% thereafter at December 31, 2009.

5)	Discount rate of 8.4%.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

5.    Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees (continued)

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, with the change in fair value reported in change in reserves.  The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 3.    The GMWB reserve totaled $20.4 million and $27.9 million at December 31, 2010 and December 31, 2009, respectively, and was included in reserves for future policy benefits.

Jackson-NY has also issued certain GMWB products that guarantee payments over a lifetime.  Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated as required by ASC 944-20.  The reserve calculation uses a series of stochastic investment performance scenarios.  Otherwise, the methodology and assumptions used are consistent with those used for calculating the GMDB liability.  At December 31, 2010 and 2009, these GMWB reserves totaled $6.5 million and $3.6 million, respectively, and were included in reserves for future policy benefits.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments.  The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within reserves, net of reinsurance, if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used for calculating the direct GMIB liability at December 31, 2010 and 2009, are consistent with those used for calculating the GMDB liability.  GMIB reserves totaled $0.3 million and $0.2 million at December 31, 2010 and December 31, 2009, respectively.

6.    Reinsurance

The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability.  The maximum amount of life insurance risk retained by the Company on any one life is generally $500 thousand.  Amounts not retained are ceded to other companies on either a yearly renewable-term or a coinsurance basis.

With the approval of the Superintendent of Insurance for the State of New York, Jackson-NY also cedes 90% of the guaranteed minimum withdrawal benefit associated with variable annuities issued prior to 2009 to its Parent.  This agreement resulted in an initial gain to Jackson-NY of $0.9 million, which was deferred and included in other liabilities in the accompanying balance sheet.  The deferred gain is being amortized into income over the life of the business. Premiums ceded to Jackson for guaranteed minimum withdrawal benefits were $6.9 million, $6.7 million and $47.1 million in 2010, 2009 and 2008, respectively.

The effect of reinsurance on premiums was as follows (in thousands):

	Years ended December 31,
	2010	2009	2008
Direct premiums	$558	$643	$695
Less reinsurance ceded:
Life	(438)	(563)	(573)
Guaranteed annuity benefits	(7,975)	(7,721)	(47,928)
Net premiums	$(7,855)	$(7,641)	$(47,806)

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

6.    Reinsurance

Components of the reinsurance recoverable were as follows (in thousands):

	December 31,
	2010	2009
Ceded reserves	$32,206	$38,641
Ceded claims liability	90	-
Ceded other	4	8
Total	$32,300	$38,649

Reserves ceded to the Parent totaled $22.9 million and $28.6 million at December 31, 2010 and December 31, 2009, respectively.

7.    Federal Income Taxes

The components of the provision for federal income taxes were as follows (in thousands):

	Years ended December 31,
	2010	2009	2008
Current tax expense (benefit)	$7,645	$9,324	$(102,979)
Deferred tax expense (benefit)	109	(9,207)	27,419

Income tax expense (benefit)	$7,754	$117	$(75,560)

The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2010, 2009 and 2008.  During 2008, a difference arose related to the ceding commission on reinsurance ceded to Jackson, which was categorized as a capital contribution for statutory reporting purposes.  As this difference will not reverse through the income statement, it has been included as a permanent difference in the table below.  These differences from the tax at the statutory rate are summarized as follows (in thousands):

	Years ended December 31,
	2010	2009	2008
Income taxes at statutory rate	$11,297	$1,533	$(14,074)
Dividends received deduction	(3,581)	(1,416)	(2,021)
Ceding commission	-	-	(68,075)
Deferred tax valuation allowance	-	-	8,400
Other	38	-	210
Income tax expense (benefit)	$7,754	$117	$(75,560)

Effective tax rate	24.0%	2.7%	187.9%

Federal income taxes paid to (received from) Jackson in 2010, 2009 and 2008 were $14.4 million, $(102.0) million and $0.1 million, respectively.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

7.    Federal Income Taxes (continued)

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2010	2009
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$51,203	$39,839
Other-than-temporary impairments and other investment related items	8,617	3,954
Net unrealized losses on available for sale securities	-	9,268
Total gross deferred tax asset	59,820	53,061

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(75,675)	(73,456)
Net unrealized gains on available for sale securities	(19,472)	-
Other, net	(23)	(103)
Total gross deferred tax liability	(95,170)	(73,559)

Net deferred tax liability	$(35,350)	$(20,498)

During 2008, Jackson-NY recorded a valuation allowance, included in deferred tax expense, of $8.4 million against the deferred tax assets related to realized losses where management no longer believed that it was more likely than not that the full tax benefit of the losses would be realized. Jackson-NY also recorded a valuation allowance against the deferred tax assets associated with certain equity securities in an unrealized loss position for which recovery in value could not be anticipated.  This valuation allowance, which was recorded in other comprehensive income, totaled $187 thousand.  During 2009, management determined that it was now more likely than not that the full tax benefit of the losses would be realized.  Since the reversal of the valuation allowance was due to unrealized gains emerging in 2009, the valuation allowance was reversed with the offset being credited to other comprehensive income rather than net income.

Realization of Jackson-NY’s deferred tax asset is dependent on generating sufficient taxable income.  Although realization is not assured, management believes that it is more likely than not that the results of future operations and investment activity will generate sufficient taxable income to realize gross deferred tax assets.

At December 31, 2010, the Company had federal tax capital loss carryforwards totaling $12.2 million, which begin expiring in 2014.

In August 2007, the Internal Revenue Service (“IRS”) issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61. Revenue Ruling 2007-61 also announced the Treasury Department's and the IRS's intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied.  As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. In January 2010, Jackson-NY received a formal Notice of Assessment from the IRS disallowing the separate account DRD for 2003, 2005 and 2006.  Jackson-NY did not

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

7.    Federal Income Taxes (continued)

agree with the assessment and filed a protest with the Appellate Division of the IRS.  No reserve has been established for this potential exposure since Jackson-NY believes its position is sustainable.  The Company recognized an income tax benefit related to the separate account DRD of $3.6 million, $1.4 million and $2.0 million during 2010, 2009 and 2008, respectively.

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward.  There were no unrecognized benefits that, if recognized, would have affected the effective tax rate at both December 31, 2010 and 2009.

Interest expense totaling $0.2 million related to unrecognized tax benefits is included in income tax expense in the income statement for 2008 with none in 2010 and 2009.  The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2010, 2009 or 2008.

Based on information available as of December 31, 2010, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.  The Company is generally no longer subject to United States federal, state or local income tax examinations by taxing authorities for tax years that began before 2007.

8.    Contingencies

Management believes that the Company is not involved in litigation that would have a material adverse affect on the Company's financial condition or results of operations.

9.    Stockholder's Equity

The declaration of dividends which can be paid by the Company is regulated by New York insurance law.  The Company must file a notice of its intention to declare a dividend and the amount thereof with the Superintendent at least thirty days in advance of any proposed dividend declaration.  No dividends were paid to Jackson in 2010, 2009 or 2008.  Jackson made a capital contribution of $75.0 million to Jackson-NY in 2009.  A capital contribution was not received in 2010.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $256.1 million and $212.4 million at December 31, 2010 and 2009, respectively.  Statutory net income (loss) of the Company, as reported in its Annual Statement, was $43.9 million, $44.7 million and $(309.4) million in 2010, 2009 and 2008, respectively.

10.  Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPM”), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $1.2 million, $1.2 million and $0.5 million to PPM for investment advisory services during 2010, 2009 and 2008, respectively.

The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services.  Administrative fees were $7.0 million, $5.8 million and $4.2 million in 2010, 2009 and 2008, respectively.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

11.  Benefit Plans

The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its Parent.  To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary.  In addition, the employees must be employed on the applicable January 1 or July 1 entry date.  The Company’s annual contributions are based on a percentage of eligible compensation paid to participating employees during the year.  In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year.  The Company’s expense related to this plan was $255 thousand, $241 thousand and $157 thousand in 2010, 2009 and 2008, respectively.

The Company maintains non-qualified voluntary deferred compensation plans for certain employees, sponsored by its Parent.  Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement.  At December 31, 2010 and 2009, Jackson’s liability for the Company’s portion of such plans totaled $1.7 million and $1.4 million, respectively.  There was no expense related to these plans in 2010, 2009 or 2008.
PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B -

JNLNY Separate Account - I:

                       Statements of Assets and Liabilities as of December 31, 2010
                       Statements of Operations for the period ended December 31, 2010
                       Statements of Changes in Net Assets for the periods ended December 31, 2010 and 2009
                       Notes to Financial Statements

  Jackson National Life Insurance Company of New York:

                       Consolidated Balance Sheets as of December 31, 2010 and 2009
                       Consolidated Income Statements for the years ended December 31, 2010, 2009, and 2008
                       Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
                       December 31, 2010, 2009, and 2008
                       Consolidated Statements of Cash Flows for the years ended December 31, 2010, 2009, and 2008
                       Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit              Description
No.

1.
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.           Not Applicable.

3.

a.	General Distributor Agreement dated June, 30, 1998, incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

b.
Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70384 and 811-08401).

4.

a.
Specimen of the JNLNY Perspective Advisors II Fixed and Variable Annuity Contract, incorporated herein by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

b.	Specimen of Section 403(b) Tax Sheltered Annuity Endorsement, incorporated herein by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

c.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

d.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

e.	Specimen of Roth Individual Retirement Annuity Endorsement, incorporated herein by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

f.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos.333-118370 and 811-08401).

g.
Specimen of Highest  Anniversary Value Death Benefit Option Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

h.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

i.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

j.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

k.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

l.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit  Endorsement, incorporated herein by reference to Registrant's Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and 811-08401).

m.	Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to Registrant's Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and 811-08401).

n.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to Registrant's Registration Statement filed on October 4, 2004 (File Nos. 333-119522 and 811-08401).

o.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 filed on June 21, 2005 (File Nos. 333-70384 and 811-08401).

p.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 filed on June 21, 2005 (File Nos. 333-70384 and 811-08401).

q.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

r.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

s.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

t.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

u.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

v.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

w.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

x.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

y.
Specimen of Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to Registrant's Registration Statement filed on September 20, 2006 (File Nos. 333-137485 and 811-04801).

z.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to Registrant's Registration Statement filed on September 20, 2006 (File Nos. 333-137485 and 811-04801).

aa.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up Step-Up Endorsement, incorporated herein by reference to Registrant's Post- Effective Amendment No. 24 filed on December 21, 2006 (File Nos. 333-70384 and 811-04801).

bb.
Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-04801).

cc.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-04801).

dd.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos.333-70384 and 811-04801).

ee.
Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-04801).

ff.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-04801).

gg.
Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-04801).

hh.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-04801).

ii.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-04801).

jj.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-04801).

kk.
Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on October 6, 2008 (File Nos. 333-118370 and 811-08401).

ll.
Specimen of the For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.13, filed on October 6, 2008 (File Nos. 333-118370 and 811-08401).

mm.
Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on October 6, 2008 (File Nos. 333-118370 and 811-08401).

nn.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on October 6, 2008 (File Nos. 333-118370 and 811-08401).

oo.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on October 6, 2008 (File Nos. 333-118370 and 811-08401).

pp.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on October 6, 2008 (File Nos. 333-118370 and 811-08401).

qq.
Specimen of the Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on October 6, 2008 (File Nos. 333-118370 and 811-08401).

rr.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Freedom) Endorsement (7587ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 14, filed on December 31, 2008 (File Nos. 333-118370 and 811-08401).

ss.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Joint Freedom) Endorsement (7588ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 14, filed on December 31, 2008 (File Nos. 333-118370 and 811-08401).

tt.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (DB) Endorsement (7589ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 14, filed on December 31, 2008 (File Nos. 333-118370 and 811-08401).

uu.
Specimen of the Highest Anniversary Value Death Benefit Option (HAV) Endorsement (7595NY 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 15, filed on April 2, 2009 (File Nos. 333-118370 and 811-08401).

vv.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom DB) Endorsement (7602ANY-A 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No.15, filed on April 2, 2009 (File Nos. 333-118370 and 811-08401).

ww.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on September 24, 2009 (File Nos. 333-118370 and 811-08401).

xx.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB With Joint Option) Endorsement (7614 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on September 24, 2009 (File Nos. 333-118370 and 811-08401).

yy.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, and Annual Step-Up (LifeGuard Freedom 6 DB(SM) Endorsement (7615 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on September 24, 2009 (File Nos. 333-118370 and 811-08401).

zz.
Specimen of the [2%] Contract Enhancement Endorsement (7567NY 01/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on April 30, 2010 (File Nos. 333-118370 and 811-08401).

aaa.
Specimen of the Guaranteed Minimum Withdrawal Benefit With [5] Year Step-Up (SafeGuard Max) Endorsement (7633ANY-A 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on April 30, 2010 (File Nos. 333-118370 and 811-08401).

bbb.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net), Endorsement (7619ANY-A 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on April 30, 2010 (File Nos. 333-118370 and 811-08401).

ccc.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7620ANY-A 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on April 30, 2010 (File Nos. 333-118370 and 811-08401).

ddd.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7640ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-118370 and 811-08401).

eee.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7641ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-118370 and 811-08401).

fff.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7642ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-118370 and 811-08401).

ggg.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7643ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-118370 and 811-08401).

hhh.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7646ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-118370 and 811-08401).

iii.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7647ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-118370 and 811-08401).

jjj.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7648ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-118370 and 811-08401).

kkk.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7649ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-118370 and 811-08401).

lll.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus, Annual Step-Up and Death Benefit (7650ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-118370 and 811-08401).

mmm.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7652ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-118370 and 811-08401).

nnn.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7653ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-118370 and 811-08401).

ooo.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [8%] Bonus and Annual Step-Up (7656ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-118370 and 811-08401).

ppp.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (7657ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-118370 and 811-08401).

qqq.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (7658ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-118370 and 811-08401).

rrr.
Specimen of [5%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7659ANY-A 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50, filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

sss.
Specimen of [6%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7660ANY-A 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50, filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

5.

a.
Form of the JNLNY Perspective Advisors II Fixed and Variable Annuity Application, incorporated herein by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

b.
Form of the JNLNY Perspective Advisors II Fixed and Variable Annuity Application, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 filed on February 14, 2005 (File Nos. 333-118370 and 811-08401).

c.
Form of the JNLNY Perspective Advisors II Fixed and Variable Annuity Application, incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 filed on September  2, 2005 (File Nos. 333-118370 and 811-08401).

d.
Form of the JNLNY Perspective Advisors II Fixed and Variable Annuity Application, incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 filed on December 21, 2006 (File Nos. 333-118370 and 811-08401).

e.
Form of the JNLNY Perspective Advisors II Fixed and Variable Annuity Application, incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 filed on December 21, 2006 (File Nos. 333-118370 and 811-08401).

f.
Form of the JNLNY Perspective Advisors II Fixed and Variable Annuity Application, incorporated herein by reference to Registrant's Post-Effective Amendment No. 8, filed on April 26, 2007 (File Nos. 333-118370 and 811-08401).

g.
Form of the JNLNY Perspective Advisors II Fixed and Variable Annuity Application, incorporated herein by reference to Registrant's Post-Effective Amendment No. 11, filed on November 29, 2007 (File Nos. 333-118370 and 811-08401).

h.
Form of the JNLNY Perspective Advisors II Fixed and Variable Annuity Application, incorporated herein by reference to Registrant's Post-Effective Amendment No. 12, filed on March 26, 2008 (File Nos. 333-118370 and 811-08401).

i.
Form of the JNLNY Perspective Advisors II Fixed and Variable Annuity Application, incorporated herein by reference to Registrant's Post-Effective Amendment No. 13, filed on October 6, 2008 (File Nos. 333-118370 and 811-08401).

j.
Form of the JNLNY Perspective Advisors II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 15, filed on April 2, 2009 (File Nos. 333-118370 and 811-08401).

k.
Form of the JNLNY Perspective Advisors II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17, filed on September 24, 2009 (File Nos. 333-118370 and 811-08401).

l.	Form of the Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-118370 and 811-08401).

m.
Form of the Perspective Advisors II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-118370 and 811-08401).

n.	Form of the Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-118370 and 811-08401).

o.	Form of the Perspective Advisors II Fixed and Variable Annuity Application (VA440NY 05/11), attached hereto.

p.	Form of the Variable and Fixed Annuity Application (NV3573 05/11), attached hereto.

6.

a.	Declaration and Charter of Depositor, incorporated herein by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	By-laws of Depositor, incorporated herein by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

7.

a.
Amendment No. 9 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD.("Reinsurer"), with effective date June 15, 2008, incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 filed on October 6, 2008 (Files Nos. 333-118370 and 811-08401).

b.
Amendment No. 10 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date October 6, 2008, incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 filed on October 6, 2008 (Files Nos. 333-118370 and 811-08401).

c.
Amendment No. 11 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 6, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 15, filed on April 2, 2009 (File Nos. 333-118370 and 811-08401).

d.
Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date September 28, 2009, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-118370 and 811-08401).

e.
Amendment No. 13 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date May 3, 2010 and October 11, 2010 where specifically noted, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 50, filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

f.
Amendment No. 14 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date May 2, 2011, attached hereto.

8.              Not Applicable.

9.              Opinion and Consent of Counsel, attached hereto.

10.              Consent of Independent Registered Public Accounting Firm, attached hereto.

11.              Not Applicable.

12.              Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Donald B. Henderson, Jr.	Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous	Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo	Director
200 Manor Road
Douglaston, New York 11363

Gary H. Torgow	Director
220 West Congress
Detroit, MI 48226-3213

John C. Colpean	Director
1640 Haslett Road, Suite 160
Haslett, MI 48840

Richard David Ash	Vice President, Actuary & Appointed
1 Corporate Way	Actuary
Lansing, MI 48951

Savvas (Steve) Panagiotis Binioris	Vice President
1 Corporate Way
Lansing, MI 48951

Jeffry Ross Borton	Vice President

1 Corporate Way
Lansing, MI 48951

John Howard Brown	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Dennis Allen Blue	Vice President
1 Corporate Way
Lansing, MI 48951

Teresa Lynn Caldwell	Senior Vice President
6550 Carothers Pkwy.
Suite 170 Franklin, TN 27067

Michael Alan Costello	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark	Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

James Bradley Croom	Vice President
1 Corporate Way
Lansing, MI 48951

George D. Daggett	Illustration Officer
7601 Technology Way
Denver, CO 80237

Lisa Carol Drake	Senior Vice President & Chief Actuary
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves	Vice President
1 Corporate Way
Lansing, MI 48951

Charles Fox Field, Jr.	Vice President
6550 Carothers Pkwy.
Suite 170 Franklin, TN 27067

Robert Arthur Fritts	Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

James Douglas Garrison	Vice President
1 Corporate Way
Lansing, MI 48951

Julia Anne Goatley	Vice President, Assistant Secretary &
1 Corporate Way	Director
Lansing, MI 48951

Robert William Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Clifford Schuyler Hale, M.D.	Vice President
1 Corporate Way
Lansing, MI 48951

Laura Louise Hanson	Vice President
1 Corporate Way
Lansing, MI 48951

Herald Dean Hosfield	Vice President
1 Corporate Way
Lansing, MI 48951

Clifford James Jack	Executive Vice President, Chief
7601 Technology Way	Distribution Officer & Chairman
Denver, CO 80237

Scott Francis Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Everett William Kunzelman	Vice President
1 Corporate Way
Lansing, MI 48951

Herbert George May III	Chief Administrative Officer &
275 Grove St Building	Director
4th floor
Auburndale, MA 02466

Thomas John Meyer	Senior Vice President, General
1 Corporate Way	Counsel, Secretary & Director
Lansing, MI 48951

Keith Richard Moore	Vice President
1 Corporate Way
Lansing, MI 48951

Paul Chad Myers	Executive Vice President and Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Russell Erwin Peck	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Laura Louene Prieskorn	Senior Vice President & Director
1 Corporate Way
Lansing, MI 48951

Greg Brandon Salsbury	Vice President & Director
7601 Technology Way
Denver, CO 80237

William Robert Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad Sajid Shami	Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen Marie Smith	Vice President
1 Corporate Way
Lansing, MI 48951

James Ronald Sopha	Chief Operating Officer
1 Corporate Way
Lansing, MI 48951

Kenneth Harold Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Heather Rachelle Strang	Vice President
1 Corporate Way
Lansing, MI 48951

Marcia Lynn Wadsten	Vice President
1 Corporate Way
Lansing, MI 48951

Michael Andrew Wells	President & Chief Executive Officer
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Item 26.      Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company	State of Organization	Control/Ownership
Alcona Funding LLC	Delaware	100% Jackson National Life Insurance Company
Ascent Insurance Brokers Limited	United Kingdom	50% Prudential Property Investment Managers Limited
BOCI – Prudential Asset Management Limited	Hong Kong	36% Prudential Corporation Holdings Limited
BOCI – Prudential Trustee Limited	Hong Kong	36% Prudential Corporation Holdings Limited
Berrien Funding LLC	Delaware	100% Jackson National Life Insurance Company
Brooke GP	Delaware	99% Brooke (Holdco 1) Inc. 1% Brooke (Holdco 2) Inc.
Brooke LLC	Delaware	77% Prudential (US Holdco2) Limited 23% Brooke (Jersey) Limited
Brooke (Holdco 1) Inc.	Delaware	100% Prudential (US Holdco 3) BV
Brooke (Holdco 2) Inc.	Delaware	100% Brooke (Holdco 1) Inc.
Brooke Holdings LLC	Delaware	100% Nicole Finance Inc.
Brooke Holdings (UK) Limited	United Kingdom	100% Brooke GP
Brooke Investment, Inc.	Delaware	100% Brooke Holdings LLC
Brooke (Jersey) Limited	Jersey	100% Prudential (US Holdco 2) Limited
Brooke Life Insurance Company	Michigan	100% Brooke Holdings LLC
Buying Force Limited	United Kingdom	50% Prudential Property Investment Managers Limited
CIMPL Pty Limited	Australia	100% PPM Capital (Holdings) Limited
CITIC Prudential Life Insurance Company Limited	China	50% Prudential Corporation Holdings Limited
CITIC – Prudential Fund Management Company Limited	China	49% Prudential Corporation Holdings Limited
CSU One Limited	United Kingdom	100% Prudential Group Holdings Limited
Calhoun Funding LLC	Delaware	100% Jackson National Life Insurance Company
Calvin Asset Management Limited	England	100% Calvin Capital Limited
Calvin Capital Limited (formerly Marlin Acquisitions Limited)	England	100% Marlin Acquisitions Holdings Limited
Canada Property (Trustee) No 1 Limited	Jersey	100% Canada Property Holdings Limited
Canada Property Holdings Limited	England	100% M&G Limited
Curian Capital, LLC	Michigan	100% Jackson National Life Insurance Company
Curian Clearing LLC (formerly, BH Clearing, LLC)	Michigan	100% Jackson National Life Insurance Company
Curian Series Trust	Massachusetts	100% Curian Capital, LLC
Earth and Wind Energias Removables, S.L.	Spain	100% Infracapital E&W B.V.
FA II Limited	England	100% FA III Limited
FA III Limited	England	100% Infracapital Nominees Limited
Falcon Acquisitions Limited	United Kingdom	100% FA II Limited
Falcon Acquisitions Holdings Limited	United Kingdom	100% Infracapital Nominees Limited
Falcon Acquisitions Subholdings Limited	United Kingdom	90% Falcon Acquisitions Holdings Limited
First Dakota, Inc.	North Dakota	100% IFC Holdings, Inc.
First Dakota of Montana, Inc.	Montana	100% IFC Holdings, Inc.
First Dakota of New Mexico, Inc.	New Mexico	100% IFC Holdings, Inc.
First Dakota of Texas, Inc.	Texas	100% IFC Holdings, Inc.
First Dakota of Wyoming, Inc.	Wyoming	100% IFC Holdings, Inc.
Furnival Insurance Company Limited	Guernsey	100% Prudential Corporation Holdings Limited
GS Twenty Two Limited	United Kingdom	100% Prudential Group Holdings Limited
Geoffrey Snushall Limited	United Kingdom	!00% Snushalls Team Limited
Giang Vo Development JV Company	Vietnam	65% Prudential Vietnam Assurance Private Limited
Hermitage Management, LLC	Michigan	100% Jackson National Life Company Insurance
Holborn Bars Nominees Limited	United Kingdom	100% M&G Investment Management Limited
Holborn Delaware LLC	Delaware	100% Prudential Four Limited
Holborn Finance Holdco 2	United Kingdom	100% Prudential Group Holdings Limited
Holborn Finance Holding Company	United Kingdom	100% Prudential Securities Limited
Hyde Dollco S.a.r.l.	Luxembourg	100% Hyde Holdco 3 Limited
Hyde Holdco 1 Limited	United Kingdom	100% Prudential Corporation Holdings Limited
Hyde Holdco 3 Limited	United Kingdom	100% Prudential Capital Holding Company Limited
ICICI Prudential Asset Management Company Limited	India	49% Prudential Corporation Holdings Limited
ICICI Prudential Life Insurance Company Limited	India	25.96% Prudential Corporation Holdings Limited
ICICI Prudential Pension Funds Management Company Ltd.	India	100% ICICI Prudential Life Insurance Company Limited
ICICI Prudential Trust Limited	India	49% Prudential Corporation Holdings Limited
IFC Holdings, Inc. d/b/a INVEST Financial Corporation	Delaware	100% National Planning Holdings Inc.
INVEST Financial Corporation Insurance Agency Inc. of Alabama	Alabama	100% INVEST Financial Corporation Insurance Agency, Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Connecticut	Connecticut	100% INVEST Financial Corporation Insurance Agency, Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Delaware	Delaware	100% IFC Holdings, Inc. d/b/a INVEST Financial Corporation
INVEST Financial Corporation Insurance Agency Inc. of Georgia	Georgia	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Illinois	Illinois	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Maryland	Maryland	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Massachusetts	Massachusetts	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Montana	Montana	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Nevada	Nevada	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of New Mexico	New Mexico	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Ohio	Ohio	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Oklahoma	Oklahoma	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of South Carolina	South Carolina	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Texas	Texas	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Wyoming	Wyoming	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency PA of Mississippi	Mississippi	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
Infracapital E&W B.V.	Netherlands	100% Infracapital F1 S.a.r.l.
Infracapital Employee Feeder GP Limited	Scotland	100% M&G Limited
Infracapital F1 S.a.r.l.	Luxembourg	100% Infracapital F1 Holdings S.a.r.l
Infracapital F1 Holdings S.a.r.l.	Luxembourg	100% Infracapital Nominees Limited
Infracapital GP Limited	United Kingdom	100% M&G Limited
Infracapital Nominees Limited	United Kingdom	100% M&G Limited
Infracapital SLP Limited	United Kingdom	100% M&G Limited
Innisfree M&G PPP LLP	United Kingdom	35% M&G IMPPP1 Limited
International Opportunities Shari’a Funds (OEIC) Limited	United Arab Emirates	100% Prudential Asset Management Limited
Investment Centers of America, Inc.	North Dakota	100% IFC Holdings, Inc.
JNL Investors Series Trust	Massachusetts	100% Jackson National Life Insurance Company
Jackson Investment Management LLC	Michigan	100% Brooke Holdings LLC
Jackson National Asset Management, LLC	Michigan	100% Jackson National Life Insurance Company
Jackson National Life (Bermuda) Ltd.	Bermuda	100% Jackson National Life Insurance Company
Jackson National Life Distributors LLC	Delaware	100% Jackson National Life Insurance Company
Jackson National Life Insurance Company of New York	New York	100% Jackson National Life Insurance Company
JNLI LLC	Delaware	100% Jackson National Life Insurance Company
JNL Series Trust	Massachusetts	Common Law Trust with contractual association with Jackson National Life Insurance Company of New York
JNL Southeast Agency, LLC	Michigan	100% Jackson National Life Insurance Company
JNL Variable Fund LLC	Delaware	100% Jackson National Separate Account – I
M&G (Guernsey) Limited	Guernsey	100% M&G Limited
M&G Financial Services Limited	United Kingdom	100% M&G Limited
M&G Founders 1 Limited	United Kingdom	100% M&G Limited
M&G General Partner Inc.	Cayman Islands	100% M&G Limited
M&G Group Limited	United Kingdom	100% Prudential plc
M&G IMPPP 1 Limited	United Kingdom	100% M&G Limited
M&G International Investments Limited	United Kingdom	100% M&G Limited
M&G International Investments Limited	France (Branch only)	100% M&G International Investments Limited
M&G International Investments Limited	Germany (Branch only)	100% M&G International Investments Limited
M&G International Investments Limited	Italy (Branch only)	100% M&G International Investments Limited
M&G International Investments Limited	Spain (Branch only)	100% M&G International Investments Limited
M&G International Investments Nominees Limited	United Kingdom	100% M&G International Investments Limited
M&G Investment Management Limited	United Kingdom	100% M&G Limited
M&G Life Assurance Company Limited	United Kingdom	100% M&G Limited
M&G Limited	United Kingdom	100% M&G Group Limited
M&G Management Services Limited	United Kingdom	100% M&G Limited
M&G Nominees Limited	United Kingdom	100% M&G Limited
M&G Pensions and Annuity Company Limited	United Kingdom	100% M&G Limited
M&G RED Employee Feeder GP Limited	Scotland	100% M&G Limited
M&G RED Employee Feeder LP	Scotland	100% M&G Limited
M&G RED GP Limited	Guernsey	100% M&G Limited
M&G RED SLP GP Limited	Scotland	100% M&G Limited
M&G RED SLP LP	Scotland	100% M&G Limited
M&G Securities Limited	United Kingdom	100% M&G Limited
M&G Support Services Limited	United Kingdom	100% M&G Limited
MM&S (2375) Limited	Scotland	100% The Prudential Assurance Company Limited
Marlin Acquisitions Holdings Limited	United Kingdom	100% Infracapital GP Limited
National Planning Corporation	Delaware	100% National Planning Holdings, Inc.
National Planning Corporation Insurance Agency Inc. of Nevada	Nevada	100% National Planning Corporation
National Planning Holdings, Inc.	Delaware	100% Brooke Holdings LLC
National Planning Insurance Agency Inc.	Alabama	100% National Planning Corporation
National Planning Insurance Agency Inc.	Florida	100% National Planning Corporation
National Planning Insurance Agency Inc.	Georgia	100% National Planning Corporation
National Planning Insurance Agency Inc.	Idaho	100% National Planning Corporation
National Planning Insurance Agency Inc.	Massachusetts	100% National Planning Corporation
National Planning Insurance Agency Inc.	Montana	100% National Planning Corporation
National Planning Insurance Agency Inc.	Oklahoma	100% National Planning Corporation
National Planning Insurance Agency Inc.	Texas	100% National Planning Corporation
National Planning Insurance Agency Inc.	Wyoming	100% National Planning Corporation
Nicole Finance Inc.	Delaware	100% Brooke GP
North Sathorn Holdings Company Limited	Thailand	100% Prudential Corporation Holdings Limited
Nova Sepadu Sdn Bhd	Malaysia	96% Sri Han Suria Sdn Berhad
P&A Holdco Limited	England	100% Prudential Four Limited
P&A Opco Limited	England	100% P&A Holdco Limited
PCA Asset Management Limited	Japan	100% Prudential Corporation Holdings Limited
PCA Investment Trust Management Company Limited	Korea	100% Prudential Corporation Holdings Limited
PCA Life Assurance Company Limited	Taiwan	99.66% Prudential Corporation Holdings Limited
PCA Life Insurance Company Limited (Japan)	Japan	100% Prudential Corporation Holdings Limited
PCA Life Insurance Company Limited (Korea)	Korea	100% Prudential Corporation Holdings Limited
PCA Securities Investment Trust Company Limited	Taiwan	99.54% Prudential Corporation Holdings Limited
PGDS (UK One) Limited	United Kingdom	100% Prudential IP Services Limited
PGDS (UK Two) Limited	United Kingdom	100% PDGS (UK One) Limited
PGDS (US One) LLC	Delaware	100% Jackson National Life Insurance Company
PGDS (US Two) LLC	Delaware	100% PGDS (US One) LLC
Piedmont CDO Trust	Delaware	100% Piedmont Funding LLC
Piedmont Funding LLC	Delaware	100% Jackson National Life Insurance Company
PPEM Pte. Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
PPM America, Inc.	Delaware	100% PPM Holdings, Inc.
PPM America Private Equity Fund LP	Delaware	54.775% Jackson National Life Insurance Company
PPM Capital (Holdings) Limited	United Kingdom	100% M&G Limited
PPM Finance, Inc.	Delaware	100% PPM Holdings, Inc.
PPM Holdings, Inc.	Delaware	100% Brooke Holdings LLC
PPM Ventures (Asia) Limited	Hong Kong	100% PPM Capital (Holdings) Limited
PPM Ventures Pty Limited	Australia	100% CIMPL Pty Limited
PPMC First Nominees Limited	United Kingdom	100% M&G Limited
PPS Five Limited	United Kingdom	100% Reeds Rains Prudential Limited
PPS Nine Limited	United Kingdom	100% Prudential Property Services Limited
PPS Twelve Limited	United Kingdom	100% Prudential Property Services Limited
PT Paja Indonesia	Indonesia	100% PT Prudential Life Assurance
PT Prudential Life Assurance	Indonesia	94.6% Prudential Corporation Holdings Limited
PVM Partnerships Limited	United Kingdom	100% The Prudential Assurance Company Limited
Pacus (UK) Limited	United Kingdom	100% The Prudential Assurance Company Limited
Park Avenue (Singapore Two) Limited	Gibraltar	100% Prudential Group Holdings Limited
Park Avenue Investments (Guernsey) Limited	Guernsey	50% Prudential (Netherlands) BV
Pru Life Assurance Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Pru Life Insurance Corporation of UK	Philippines	100% Prudential Corporation Holdings Limited
Pru Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential (A1) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (AN) Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential (B1) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (B2) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (B3) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (B4) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (Gibraltar Five) Limited	Gibraltar	100% Prudential (Gibraltar Four) Limited
Prudential (Gibraltar Four) Limited	Gibraltar	100% Prudential (US Holdco 1) Limited
Prudential (Gibraltar Three)	Gibraltar	100% Prudential (Gibraltar Four) Limited
Prudential (Gibraltar Two) S.a.r.l.	Luxembourg	100% Prudential Capital Holding Company Limited
Prudential (Gibraltar) Limited	Gibraltar	100% Prudential Australia One Limited
Prudential (LPH One) Limited	Gibraltar	100% Prudential Group Holdings Limited
Prudential (LPH Two) Limited	Gibraltar	100% Prudential (LPH One) Limited
Prudential (Namibia) Unit Trusts Limited	Namibia	93% Prudential Portfolio Managers (Namibia) (Pty) Limited
Prudential (Netherlands One) Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential (Netherlands) BV	Netherlands	100% Prudential Corporation Holdings Limited
Prudential (TC) Limited	Guernsey	100% Prudential (Netherlands) BV
Prudential (US Holdco 1) BV	Netherlands	100% Prudential (US Holdco 1) Limited
Prudential (US Holdco 1) Limited	United Kingdom	76.72% Brooke LLC 23.28% Prudential Four Limited
Prudential (US Holdco 2) BV	Netherlands	100% Prudential (US Holdco 1) BV
Prudential (US Holdco 2) Limited	Gibraltar	100% Holborn Delaware LLC
Prudential (US Holdco 3) BV	Netherlands	100% Prudential (US Holdco 2) BV
Prudential – AA Office Joint Venture Company	Vietnam	70% Prudential Vietnam Assurance Private Limited
Prudential / M&G UKCF GP Limited	United Kingdom	100% M&G Limited
Prudential Al-Wara’ Asset Management Berhad	Malaysia	100% Prudential Corporation Holdings Limited
Prudential Annuities Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Asset Management (Hong Kong) Limited	Hong Kong	100% Prudential Corporation Holdings Limited
Prudential Asset Management (Singapore) Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Asset Management Limited	United Arab Emirates	100% Prudential Corporation Holdings Limited
Prudential Assurance Company Singapore (Pte) Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Assurance Malaysia Bhd	Malaysia	100% Sri Han Suria Sdn Berhad
Prudential Assurance Singapore (Property Services) Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Atlantic Reinsurance Company Limited	Ireland	100% Prudential Corporation Holdings Limited
Prudential Australia Holdings (UK) Limited	United Kingdom	100% Prudential (Netherlands) BV
Prudential Australia Holdings (UK) Two Limited	United Kingdom	100% Prudential Australia Holdings (UK) Limited
Prudential Australia One Limited	United Kingdom	100% Prudential Corporation Holdings Limited
Prudential BSN Takaful Berhad	Malaysia	49% Prudential Corporation Holdings Limited
Prudential Capital (Singapore) Pte. Ltd. Prudential Tower	Singapore	100% Prudential Capital Holding Company Ltd.
Prudential Capital Holding Company Limited	United Kingdom	100% Prudential plc
Prudential Capital PLC	United Kingdom	100% Prudential Capital Holding Company Limited
Prudential Corporate Pensions Trustee Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Corporation Asia Limited	Hong Kong	100% Prudential Corporation Holdings Limited
Prudential Corporation Australasia Holdings Pty Limited	Australia	100% Prudential Group Holdings Limited
Prudential plc	United Kingdom	Publicly Traded
Prudential Corporation Holdings Limited	United Kingdom	100% Prudential Holdings Limited
Prudential Corporation Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Distribution Limited	United Kingdom	100% Prudential Financial Services Limited
Prudential Europe Assurance Holdings plc	Scotland	100% MM&S (2375) Limited
Prudential Finance BV	Netherlands	100% Prudential Corporation Holdings Limited
Prudential Financial Services Limited	United Kingdom	100% Prudential plc
Prudential Five Limited	United Kingdom	100% Prudential plc
Prudential Four Limited	United Kingdom	97.62% Prudential Corporation Holdings Limited 2.38% Prudential plc
Prudential Fund Management Berhad	Malaysia	100% Nova Sepadu Sdn Bhd
Prudential Fund Management Services Private Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential GP Limited	Scotland	100% M&G Limited
Prudential General Insurance Hong Kong Limited	Hong Kong	100% The Prudential Assurance Company Limited
Prudential Group Holdings Limited	United Kingdom	100% Prudential plc
Prudential Group Pensions Limited	United Kingdom	100% Prudential Financial Services Limited
Prudential Group Secretarial Services Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Health Holdings Limited	United Kingdom	25% The Prudential Assurance Company Limited
Prudential Health Limited	United Kingdom	100% Prudential Health Holdings Limited
Prudential Holborn Life Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Holdings Limited	Scotland	100% Prudential plc
Prudential Hong Kong Limited	Hong Kong	100% The Prudential Assurance Company Limited
Prudential IP Services Limited	United Kingdom	100% Prudential Corporation Holdings Limited
Prudential International Assurance plc	Ireland	100% Prudential Europe Assurance Holdings plc
Prudential International Management Services Limited	Ireland	100% Prudential Europe Assurance Holdings plc
Prudential Investments (UK) Limited	United Kingdom	100% Prudential Capital Holding Company
Prudential Jersey (No 2) Limited	Jersey	100% Prudential Corporation Holdings Limited
Prudential Jersey Limited	Jersey	100% Prudential Corporation Holdings Limited
Prudential Lalondes Limited	United Kingdom	100% Prudential Property Services Limited
Prudential Life Assurance (Thailand) Public Company Limited	Thailand	42.59% North Sathorn Holdings Company Limited 32.11% Staple Limited 24.82% Prudential Corporation Holdings Limited 0.48% Others
Prudential Lifetime Mortgages Limited	Scotland	100% The Prudential Assurance Company Limited
Prudential Logistics Limited	United Kingdom	100% Prudential Corporation Holdings Limited
Prudential Pensions Administration Limited	United Kingdom	100% Prudential Financial Services Limited
Prudential Pensions Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Personal Equity Plans Limited	United Kingdom	100% M&G Limited
Prudential Phoebus Lux S.a.r.l.	Luxembourg	100% Prudential Capital Holding Company Limited
Prudential Portfolio Managers (Namibia) (Pty) Limited	Namibia	75% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Portfolio Managers (South Africa) (Pty) Limited	South Africa	75% M&G Limited
Prudential Portfolio Managers (South Africa) Life Limited	South Africa	99.4% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Portfolio Managers Unit Trusts Limited	South Africa	94% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Process Management Services India Private Limited	India	99.97% Prudential Corporation Holdings Limited 0.03% Prudential UK Services Limited
Prudential Properties Trusty Pty Limited	Australia	100% The Prudential Assurance Company Limited
Prudential Property Investment Management (Singapore) Pte Limited	Singapore	50% Prudential Singapore Holdings Pte Limited 50% PruPIM Ltd
Prudential Property Investment Managers Limited	United Kingdom	100% M&G Limited
Prudential Property Services (Bristol) Limited	United Kingdom	100% Prudential Property Services Limited
Prudential Property Services Limited	United Kingdom	100% Prudential plc
Prudential Protect Limited	United Kingdom	100% Prudential Health Holdings Limited
Prudential Pte Ltd	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Quest Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Retirement Income Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Securities Limited	United Kingdom	50% Prudential (B1) Limited 50% Prudential (B2) Limited
Prudential Services Asia Sdn Bhd	Malaysia	100% Prudential Corporation Holdings Limited
Prudential Services Limited	United Kingdom	100% Prudential Corporation Holdings Limited
Prudential Services Singapore Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Singapore Holdings Pte Limited	Singapore	100% Prudential Corporation Holdings Limited
Prudential Staff Pensions Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Trustee Company Limited	United Kingdom	100% M&G Limited
Prudential UK Services Limited	United Kingdom	100% Prudential Financial Services Limited
Prudential Unit Trusts Limited	United Kingdom	100% M&G Limited
Prudential Vietnam Assurance Private Limited	Vietnam	100% Prudential Corporation Holdings Limited
Prudential Vietnam Finance Company Limited	Vietnam	100% Prudential Holborn Life Limited
Prudential Vietnam Fund Management Private Limited Company	Vietnam	100% Prudential Vietnam Assurance Private Limited
Prulink Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prutec Limited	United Kingdom	100% The Prudential Assurance Company Limited
Quinner AG	Germany	100% Prudential Corporation Holdings Limited
Reeds Rain Prudential Limited	United Kingdom	100% Prudential Property Services Limited
Securities Lending Cash Collateral Fund LLC	Delaware	100% Jackson Funds
Securities Lending Liquidating Fund LLC	Delaware	100% Jackson Funds
SII Insurance Agency, Inc.	Massachusetts	100% SII Investments, Inc.
SII Insurance Agency, Inc.	Wisconsin	100% SII Investments, Inc.
SII Investments, Inc.	Wisconsin	100% National Planning Holdings, Inc.
SII Ohio Insurance Agency, Inc.	Ohio	100% SII Investments, Inc.
Scottish Amicable Finance plc	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable ISA Managers Limited	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable Life Assurance Society	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable Life Limited	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable PEP and ISA Nominees Limited	Scotland	100% Scottish Amicable Life Assurance Society
Snushalls Team Limited	United Kingdom	100% Prudential Property Services Limited
Squire Reassurance Company LLC	Michigan	100% Jackson National Life Insurance Company
Squire Capital I LLC	Michigan	100% Jackson National Life Insurance Company
Squire Capital II LLC	Michigan	100% Jackson National Life Insurance Company
Sri Han Suria Sdn Berhad	Malaysia	51% Prudential Corporation Holdings Limited
Stableview Limited	United Kingdom	100% M&G Limited
Staple Limited	Thailand	100% Prudential Corporation Holdings Limited
Staple Nominees Limited	United Kingdom	100% Prudential Personal Equity Plans Limited
The First British Fixed Trust Company Limited	United Kingdom	100% M&G Limited
The Forum, Solent, Management Company Limited	United Kingdom	100% The Prudential Assurance Company Limited
The Prudential Assurance Company Limited	United Kingdom	100% Prudential plc
True Prospect Limited	British Virgin Islands	100% Prudential Corporation Holdings Limited
Wharfedale Acquisitions Limited	United Kingdom	100% Wharfedale Acquisitions Subholdings Limited
Wharfedale Acquisitions Holdings Limited	United Kingdom	100% Infracapital Nominees Limited
Wharfedale Acquisitions Subholdings Limited	United Kingdom	100% Wharfedale Acquisitions Holdings Limited
Yeslink Interco Limited	United Kingdom	100% Prudential Group Holdings Limited
Zelda Acquisitions Holdings Limited	United Kingdom	100% Infracapital Nominees Limited
Zelda Acquisitions Limited	United Kingdom	100% Zelda Acquisitions Holdings Limited

Item 27. Number of Contract Owners as of February 28, 2011

Qualified – 423

Non-qualified – 381

Item 28.         Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be  indemnified  by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities  (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate  jurisdiction  the question  whether  such  indemnification  by  it is  against  public  policy  as expressed  in the Act and will be  governed  by the final  adjudication  of such issue.

Item 29.         Principal Underwriter

(a)     Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson  National Life  Distributors LLC also acts as general  distributor  for the Jackson  National  Separate Account - I, the Jackson  National  Separate  Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

(b)    Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Greg Cicotte	Manager, President & Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Clifford J. Jack	Manager
7601 Technology Way
Denver, CO 80237

Thomas J. Meyer	Manager and Secretary
1 Corporate Way
Lansing, MI 48951

Paul Chad Myers	Manager
1 Corporate Way
Lansing, MI 48951

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

Lawrence Barredo	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto	Vice President
7601 Technology Way
Denver, CO 80237

James Bossert	Senior Vice President
7601 Technology Way
Denver, CO 80237

J. Edward Branstetter, Jr.	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kristina Brendlinger	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Bill J. Burrow	Senior Vice President
7601 Technology Way
Denver, CO 80237

Michelle L. Carroll	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins	Executive Vice President, Chief Financial Officer and FinOP
7601 Technology Way
Denver, CO 80237

Christopher Cord	Assistant Vice President
7601 Technology Way
Denver, CO 80237

George Daggett	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald	Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant	Senior Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe	Vice President and General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever	Senior Vice President
7601 Technology Way
Denver, CO 80237

John Koehler	Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle	Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brook Meyer	Vice President
1 Corporate Way
Lansing, MI 48951

Jack Mishler	Senior Vice President
7601 Technology Way
Denver, CO 80237

Diane Montana	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Steven O’Connor	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Eric Palumbo	Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Rafferty	Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed	Vice President
7601 Technology Way
Denver, CO 80237

Traci Reiter	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Scott Romine	Executive Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury	Executive Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield	Vice President
7601 Technology Way
Denver, CO 80237

Barbara Logsdon Smith	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz	Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Vice President and Controller
7601 Technology Way
Denver, CO 80237

Daniel W. Thomas	Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend	Executive Vice President
7601 Technology Way
Denver, CO 80237

Brad Whiting	Vice President
7601 Technology Way
Denver, CO 80237

Matt Witulski	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright	Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

Matthew Yellott	Assistant Vice President
7601 Technology Way
Denver, CO 80237

    (c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 30.        Location of Accounts and Records

         Jackson National Life Insurance Company
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         Institutional Marketing Group Service Center
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         7601 Technology Way
         Denver, Colorado 80237

         Jackson National Life Insurance Company
         225 West Wacker Drive, Suite 1200
         Chicago, IL  60606

Item. 31.        Management Services

         Not Applicable.

Item. 32.        Undertakings and Representations

a)
Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance  (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 27th day of April, 2011.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By:  /s/ Thomas J. Meyer
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company of New York
(Depositor)

By:  /s/ Thomas J. Meyer
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*
/s/ Thomas J. Meyer	April 27, 2011
Michael A. Wells, President and
Chief Executive Officer

*
/s/ Thomas J. Meyer	April 27, 2011
James R. Sopha, Chief Operating Officer

*
/s/ Thomas J. Meyer	April 27, 2011
Clifford J. Jack, Executive Vice President,
Chief Distribution Officer and Director

*	April 27, 2011
/s/ Thomas J. Meyer
P. Chad Myers, Executive Vice President, and Chief Financial Officer

*
/s/ Thomas J. Meyer	April 27, 2011
Herbert G. May III, Chief Administrative Officer and Director
*
/s/ Thomas J. Meyer	April 27, 2011
Joseph M. Clark, Senior Vice President, Chief Information Officer and Director

*
/s/ Thomas J. Meyer	April 27, 2011
Thomas J. Meyer, Senior Vice President, General Counsel, Secretary and Director

*
/s/ Thomas J. Meyer	April 27, 2011
Laura L. Prieskorn, Senior Vice President and Director
*
/s/ Thomas J. Meyer	April 27, 2011
John H. Brown, Vice President and Director

*
/s/ Thomas J. Meyer	April 27, 2011
Michael A. Costello, Vice President and Director

*
/s/ Thomas J. Meyer	April 27, 2011
Julia A. Goatley, Vice President,
Assistant Secretary and Director
*
/s/ Thomas J. Meyer	April 27, 2011
Donald B. Henderson, Jr., Director
*
/s/ Thomas J. Meyer	April 27, 2011
David L. Porteous, Director

*
/s/ Thomas J. Meyer	April 27, 2011
Donald T. DeCarlo, Director
*
/s/ Thomas J. Meyer	April 27, 2011
Gary H. Torgow, Director

*
/s/ Thomas J. Meyer	April 27, 2011
John C. Colpean, Director

* Thomas J. Meyer, Senior Vice President,
General Counsel, Secretary and Attorney-in-Fact
pursuant to Power of Attorney effective
April 7, 2011

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoint Michael A. Wells, P. Chad Myers, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940.  This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323 and 333-172873), JNLNY Separate Account II (File No. 333-86933), and JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale.  The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 7th day of April, 2011.

MICHAEL A. WELLS

Michael A. Wells
President and Chief Executive Officer

JAMES R. SOPHA

James R. Sopha
Chief Operating Officer

CLIFFORD J. JACK

Clifford J. Jack
Executive Vice President, Chief Distribution Officer
and Director

P. CHAD MYERS
______________________________________________
P. Chad Myers
Executive Vice President and Chief Financial Officer

HERBERT G. MAY III
______________________________________________
Herbert G. May III
Chief Administrative Officer and Director

JOSEPH M. CLARK
______________________________________________
Joseph M. Clark
Senior Vice President, Chief Information Officer and Director

THOMAS J. MEYER

Thomas J. Meyer
Senior Vice President, General Counsel, Secretary and Director

LAURA L. PRIESKORN
_____________________________________________
Laura L. Prieskorn
Senior Vice President and Director

JOHN H. BROWN

John H. Brown
Vice President and Director

MICHAEL A. COSTELLO

Michael A. Costello
Vice President and Director JULIA A. GOATLEY

Julia A. Goatley
Vice President, Assistant Secretary and Director

DONALD B. HENDERSON, JR.

Donald B. Henderson, Jr.
Director

DAVID L. PORTEOUS

David L. Porteous
Director

DONALD T. DECARLO

Donald T. DeCarlo
Director

GARY H. TORGOW

Gary H. Torgow
Director

JOHN C. COLPEAN

John C. Colpean
Director

EXHIBIT LIST

Exhibit No.  Description

5.

o.	Form of the Perspective Advisors II Fixed and Variable Annuity Application (VA440NY 05/11), attached hereto as EX-5o.

p.              Form of the Variable and Fixed Annuity Application (NV3573 05/11), attached hereto as EX-5p.

7.

f.
Amendment No. 14 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date May 2, 2011, attached hereto as EX-7f.

9.	Opinion and Consent of Counsel, attached hereto as EX-9.

10.              Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.